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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2015 is filed herewith.

MainStay VP Balanced Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 33.1%†
	Asset-Backed Securities 1.9%
	Auto Floor Plan 0.2%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.807%, due 8/15/19 (a)(b)	$375,000	$374,280
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2 0.677%, due 9/15/18 (a)	275,000	275,102
	Series 2013-4, Class A 0.757%, due 6/15/20 (a)	150,000	149,693
			799,075
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.649%, due 1/7/25 (a)(b)	113,502	113,542
	Nissan Auto Lease Trust Series 2014-B, Class A3 1.12%, due 9/15/17	200,000	200,369
			313,911
	Credit Cards 0.2%
	American Express Issuance Trust II Series 2013-2, Class A 0.637%, due 8/15/19 (a)	125,000	125,003
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.633%, due 9/10/20 (a)	150,000	150,150
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.637%, due 7/15/21 (a)	250,000	250,589
			525,742
	Other ABS 1.4%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.815%, due 7/20/26 (a)(b)	250,000	247,953
	Apidos CDO Series 2013-14A, Class A 1.425%, due 4/15/25 (a)(b)	475,000	467,338
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.529%, due 7/28/25 (a)(b)	200,000	197,960
	Babson CLO, Ltd. Series 2013-IA, Class A 1.375%, due 4/20/25 (a)(b)	450,000	442,008
	Carlyle Global Market Strategies Series 2014-2A, Class A 1.744%, due 5/15/25 (a)(b)	250,000	247,788
	Cedar Funding, Ltd. Series 2014-4A, Class A1 1.777%, due 10/23/26 (a)(b)	250,000	247,453
	Cent CLO, L.P. Series 2013-18A, Class A 1.397%, due 7/23/25 (a)(b)	375,000	367,714
	CNH Equipment Trust Series 2014-C, Class A3 1.05%, due 11/15/19	100,000	99,802
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.625%, due 4/18/26 (a)(b)	280,000	276,153
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.755%, due 7/15/26 (a)(b)	450,000	446,098
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.725%, due 1/15/26 (a)(b)	450,000	444,883
	Neuberger Berman CLO, Ltd. Series 2015-19A, Class A1 1.718%, due 7/15/27 (a)(b)	350,000	348,962
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.475%, due 1/15/25 (a)(b)	275,000	272,365
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.726%, due 11/18/26 (a)(b)	450,000	446,044
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.583%, due 2/20/25 (a)(b)	270,000	266,644
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.445%, due 4/15/25 (a)(b)	275,000	271,032
			5,090,197
	Total Asset-Backed Securities (Cost $6,780,055)		6,728,925

	Corporate Bonds 16.0%
	Aerospace & Defense 0.1%
	BAE Systems PLC 3.50%, due 10/11/16 (b)	100,000	102,386
	General Dynamics Corp. 2.25%, due 7/15/16	50,000	50,656
	Harris Corp. 2.70%, due 4/27/20	175,000	173,158
			326,200
	Auto Manufacturers 0.7%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	500,000	500,723
	3.875%, due 9/15/21 (b)	200,000	202,290
	Ford Motor Credit Co. LLC
	2.24%, due 6/15/18	500,000	498,543
	3.157%, due 8/4/20	1,000,000	998,854
	3.219%, due 1/9/22	400,000	387,158
			2,587,568
	Banks 4.9%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	575,000	593,355
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	300,000	299,799
	Bank of America N.A. 1.75%, due 6/5/18	250,000	249,408
	Bank of New York Mellon Corp. (The) 2.60%, due 8/17/20	550,000	558,097
	BB&T Corp.
	0.96%, due 2/1/19 (a)	475,000	473,110
	1.45%, due 1/12/18	100,000	99,769
	BNP Paribas S.A. 4.375%, due 9/28/25 (b)	1,250,000	1,219,685
	Citigroup, Inc.
	2.40%, due 2/18/20	875,000	870,756
	5.375%, due 8/9/20	250,000	279,038
	6.00%, due 8/15/17	100,000	107,797
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 4.375%, due 8/4/25	475,000	475,341
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22 (b)	1,250,000	1,248,574
	Discover Bank 3.10%, due 6/4/20	850,000	858,228
	Goldman Sachs Group, Inc. (The)
	2.75%, due 9/15/20	850,000	854,330
	3.75%, due 5/22/25	100,000	100,208
	5.375%, due 3/15/20	125,000	139,435
	6.00%, due 6/15/20	300,000	344,774
	HBOS PLC 6.75%, due 5/21/18 (b)	1,000,000	1,102,186
	HSBC Bank USA N.A. 6.00%, due 8/9/17	425,000	456,807
	Huntington National Bank (The) 2.875%, due 8/20/20	500,000	505,709
	Intesa Sanpaolo S.p.A. 2.375%, due 1/13/17	400,000	401,392
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	1,850,000	1,832,321
	Korea Development Bank (The) 3.875%, due 5/4/17	475,000	492,349
¤	Morgan Stanley
	2.80%, due 6/16/20	450,000	452,547
	3.95%, due 4/23/27	250,000	240,770
	4.00%, due 7/23/25	125,000	127,749
	5.00%, due 11/24/25	350,000	372,128
	5.50%, due 1/26/20	600,000	670,802
	Santander UK PLC 5.00%, due 11/7/23 (b)	975,000	1,013,553
	Sumitomo Mitsui Trust Bank, Ltd. 1.114%, due 9/16/16 (a)(b)	200,000	200,573
	UBS A.G. 1.80%, due 3/26/18	475,000	474,759
	UBS Group Funding Jersey, Ltd. 2.95%, due 9/24/20 (b)	350,000	350,667
	Wells Fargo & Co. 4.10%, due 6/3/26	225,000	226,987
			17,693,003
	Beverages 0.1%
	Anheuser-Busch InBev Finance, Inc. 2.15%, due 2/1/19	250,000	250,685
	Anheuser-Busch InBev Worldwide, Inc. 4.375%, due 2/15/21	75,000	81,786
	Diageo Capital PLC 5.75%, due 10/23/17	150,000	162,949
			495,420
	Biotechnology 0.4%
	Celgene Corp. 2.875%, due 8/15/20	700,000	706,351
	Gilead Sciences, Inc. 2.55%, due 9/1/20	675,000	679,219
			1,385,570
	Building Materials 0.2%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	850,000	856,487

	Chemicals 0.5%
	Airgas, Inc. 2.375%, due 2/15/20	500,000	495,641
	Albemarle Corp. 3.00%, due 12/1/19	350,000	351,525
	LYB International Finance B.V. 4.00%, due 7/15/23	400,000	401,859
	NewMarket Corp. 4.10%, due 12/15/22	400,000	409,714
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	210,000	197,400
			1,856,139
	Computers 0.1%
	Hewlett-Packard Enterprise Co. 3.60%, due 10/15/20 (b)	325,000	324,909

	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	2.20%, due 1/9/20	400,000	405,559
	4.375%, due 9/16/20	225,000	248,232
	6.00%, due 8/7/19	225,000	260,225
			914,016
	Electric 1.1%
	Arizona Public Service Co. 2.20%, due 1/15/20	250,000	249,750
	Commonwealth Edison Co. 1.95%, due 9/1/16	100,000	100,794
	Electricite de France S.A. 2.15%, due 1/22/19 (b)	300,000	303,101
	ENGIE 1.625%, due 10/10/17 (b)	150,000	150,523
	Entergy Corp. 4.00%, due 7/15/22	600,000	619,610
	Exelon Corp. 2.85%, due 6/15/20	425,000	428,722
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	500,000	510,771
	Great Plains Energy, Inc. 4.85%, due 6/1/21	280,000	307,124
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	292,488
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	100,000	97,225
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	100,000
	Southern Co. (The) 2.75%, due 6/15/20	750,000	747,693
			3,907,801
	Electronics 0.1%
	Amphenol Corp. 3.125%, due 9/15/21	175,000	176,874

	Finance - Credit Card 0.5%
	American Express Credit Corp.
	0.89%, due 3/18/19 (a)	350,000	348,509
	2.25%, due 8/15/19	671,000	673,348
	Capital One Bank USA N.A. 2.15%, due 11/21/18	675,000	674,673
	Discover Financial Services
	3.85%, due 11/21/22	100,000	99,044
	5.20%, due 4/27/22	25,000	26,670
			1,822,244
	Finance - Other Services 0.0%‡
	National Rural Utilities Cooperative Finance Corp. 1.90%, due 11/1/15	100,000	100,107

	Food 0.1%
	Ingredion, Inc.
	1.80%, due 9/25/17	75,000	74,762
	4.625%, due 11/1/20	250,000	267,515
			342,277
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	75,000	75,830

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	50,000	52,007

	Health Care - Products 0.8%
	Becton, Dickinson & Co.
	2.675%, due 12/15/19	750,000	758,389
	3.734%, due 12/15/24	325,000	330,856
	Danaher Corp. 2.40%, due 9/15/20	450,000	454,189
	Medtronic, Inc. 3.15%, due 3/15/22	1,250,000	1,267,860
			2,811,294
	Health Care - Services 0.1%
	UnitedHealth Group, Inc. 2.70%, due 7/15/20	325,000	332,550

	Home Furnishing 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	200,000	200,160

	Insurance 0.9%
	Assurant, Inc. 2.50%, due 3/15/18	300,000	303,295
	Metropolitan Life Global Funding I 2.30%, due 4/10/19 (b)	700,000	707,804
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	725,000	808,807
	Pricoa Global Funding I 2.20%, due 5/16/19 (b)	250,000	251,774
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	109,842
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	200,000	201,348
¤	Voya Financial, Inc. 2.90%, due 2/15/18	815,000	832,179
			3,215,049
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	122,605
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	200,000	190,897
			313,502
	Media 0.6%
	CCO Safari II LLC
	3.579%, due 7/23/20 (b)	625,000	620,396
	4.908%, due 7/23/25 (b)	1,000,000	995,203
	NBC Universal Media LLC 4.375%, due 4/1/21	500,000	547,787
			2,163,386
	Mining 0.3%
	Barrick Gold Corp. 4.10%, due 5/1/23	425,000	376,087
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	375,000	365,775
	Teck Resources, Ltd. 4.75%, due 1/15/22	325,000	208,813
	Yamana Gold, Inc. 4.95%, due 7/15/24	275,000	245,723
			1,196,398
	Oil & Gas 0.9%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	275,000	285,786
	BP Capital Markets PLC
	1.846%, due 5/5/17	75,000	75,645
	3.062%, due 3/17/22	425,000	425,984
	Continental Resources, Inc. 3.80%, due 6/1/24	450,000	364,992
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	400,000	398,196
	Nabors Industries, Inc. 5.00%, due 9/15/20	540,000	524,425
	Petroleos Mexicanos
	3.125%, due 1/23/19	125,000	122,344
	3.50%, due 1/30/23	100,000	90,000
	Shell International Finance B.V. 3.25%, due 5/11/25	950,000	939,413
	Total Capital International S.A. 1.55%, due 6/28/17	100,000	100,732
			3,327,517
	Pharmaceuticals 1.1%
	AbbVie, Inc. 2.50%, due 5/14/20	900,000	895,028
	Actavis Funding SCS
	2.45%, due 6/15/19	350,000	350,645
	3.80%, due 3/15/25	850,000	821,133
	Bayer U.S. Finance LLC
	2.375%, due 10/8/19 (b)	625,000	633,096
	3.00%, due 10/8/21 (b)	550,000	558,630
	Perrigo Finance PLC 3.50%, due 12/15/21	500,000	493,654
			3,752,186
	Pipelines 0.6%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	375,000	379,318
	Kinder Morgan, Inc. 3.05%, due 12/1/19	750,000	736,370
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	450,000	412,708
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	238,562
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	200,000	202,782
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	175,000	161,945
			2,131,685
	Real Estate Investment Trusts 0.5%
	American Campus Communities Operating Partnership, L.P. 3.35%, due 10/1/20	325,000	328,879
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	500,000	526,716
	DDR Corp. 4.75%, due 4/15/18	355,000	375,674
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	171,486
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	150,000	169,706
	Liberty Property, L.P. 4.40%, due 2/15/24	125,000	129,914
	Simon Property Group, L.P. 3.50%, due 9/1/25	125,000	125,173
			1,827,548
	Retail 0.0%‡
	Home Depot, Inc. (The) 4.40%, due 4/1/21	125,000	137,840

	Semiconductors & Semiconductor Equipment 0.1%
	Applied Materials, Inc. 2.625%, due 10/1/20	400,000	401,212

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	200,000	217,943

	Telecommunications 0.7%
	Orange S.A. 2.75%, due 2/6/19	225,000	231,417
	Telefonica Emisiones SAU 3.192%, due 4/27/18	475,000	485,821
¤	Verizon Communications, Inc.
	2.00%, due 11/1/16	100,000	101,063
	3.00%, due 11/1/21	650,000	648,215
	3.45%, due 3/15/21	200,000	204,796
	5.15%, due 9/15/23	550,000	607,580
	Vodafone Group PLC 1.25%, due 9/26/17	100,000	99,443
			2,378,335
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	100,000	101,439

	Transportation 0.0%‡
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	137,347

	Total Corporate Bonds (Cost $57,279,681)		57,561,843

	Foreign Government Bonds 0.2%
	Sovereign 0.2%
	Poland Government International Bond 5.00%, due 3/23/22	50,000	55,875
	Romanian Government International Bond 4.375%, due 8/22/23 (b)	250,000	260,500
	Russian Federation 3.50%, due 1/16/19 (b)	400,000	399,000
	Turkey Government International Bond 6.75%, due 4/3/18	100,000	107,920
	Total Foreign Government Bonds (Cost $802,712)		823,295

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.357%, due 8/15/26 (a)(b)	121,842	121,546
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	200,000	212,965
	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.249%, due 6/8/30 (a)(b)	300,000	299,327
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	300,000	310,755
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	200,000	209,020
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	90,886	91,899
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	126,566	128,193
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	300,000	311,425
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	200,000	206,198
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	518,444
	Series 2013-C12, Class A4 4.259%, due 10/15/46	300,000	328,533
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	192,870	200,154
	Total Mortgage-Backed Securities (Cost $2,959,081)		2,938,459

	U.S. Government & Federal Agencies 14.2%
¤	Federal Home Loan Mortgage Corporation 0.7%
	0.75%, due 1/12/18	350,000	349,707
	1.00%, due 3/8/17	550,000	553,495
	1.00%, due 9/27/17	75,000	75,409
	1.00%, due 9/29/17	325,000	326,967
	1.125%, due 5/25/18	225,000	225,053
	1.20%, due 6/12/18	250,000	250,270
	1.25%, due 10/2/19	350,000	349,291
	1.375%, due 5/1/20	175,000	174,840
	1.45%, due 9/10/18	300,000	300,419
			2,605,451
¤	Federal National Mortgage Association 0.7%
	0.875%, due 10/26/17	275,000	275,825
	0.875%, due 5/21/18	250,000	249,850
	1.00%, due 12/28/17	100,000	99,992
	1.00%, due 2/15/18	275,000	274,946
	1.125%, due 4/27/17	250,000	252,076
	1.625%, due 1/21/20	300,000	303,093
	1.75%, due 6/20/19	250,000	254,904
	1.75%, due 9/12/19	250,000	254,436
	2.625%, due 9/6/24	525,000	537,628
			2,502,750
¤	United States Treasury Notes 12.8%
	0.375%, due 10/31/16	300,000	299,934
	0.50%, due 7/31/16	750,000	751,040
	0.50%, due 11/30/16	1,800,000	1,801,312
	0.625%, due 12/15/16	1,700,000	1,703,585
	0.625%, due 12/31/16	2,750,000	2,755,406
	0.625%, due 9/30/17	2,600,000	2,598,781
	0.75%, due 1/15/17	144,600	145,148
	0.875%, due 11/15/17	4,500,000	4,515,939
	0.875%, due 1/15/18	6,700,000	6,717,969
	1.00%, due 10/31/16	750,000	754,805
	1.00%, due 12/15/17	1,675,000	1,685,382
	1.00%, due 2/15/18	815,000	819,372
	1.00%, due 5/15/18	3,800,000	3,815,238
	1.00%, due 9/15/18	2,700,000	2,706,188
	1.25%, due 11/30/18	315,000	317,527
	1.375%, due 9/30/20	2,500,000	2,499,415
	1.625%, due 3/31/19	1,355,300	1,380,147
	1.625%, due 6/30/19	3,325,000	3,383,749
	1.625%, due 7/31/19	300,000	305,148
	1.75%, due 10/31/20	640,000	650,000
	1.75%, due 2/28/22	50,000	50,160
	1.75%, due 3/31/22	200,000	200,495
	1.75%, due 4/30/22	1,500,000	1,502,812
	1.875%, due 11/30/21	860,000	871,131
	1.875%, due 5/31/22	65,000	65,601
	2.00%, due 10/31/21	450,000	459,340
	2.00%, due 8/15/25	60,000	59,683
	2.125%, due 1/31/21	791,600	816,894
	2.125%, due 12/31/21	600,000	616,141
	2.25%, due 7/31/21	1,760,000	1,825,175
			46,073,517
	Total U.S. Government & Federal Agencies (Cost $50,790,591)		51,181,718
	Total Long-Term Bonds (Cost $118,612,120)		119,234,240

		Shares
	Common Stocks 61.1%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A (c)	3,232	23,044

	Aerospace & Defense 1.3%
	General Dynamics Corp.	4,160	573,872
	Harris Corp.	1,478	108,116
	L-3 Communications Holdings, Inc.	229	23,935
	Lockheed Martin Corp.	2,181	452,143
	Northrop Grumman Corp.	3,016	500,505
	Orbital ATK, Inc.	13,208	949,259
	Raytheon Co.	4,249	464,246
	Spirit AeroSystems Holdings, Inc. Class A (c)	17,329	837,684
	Triumph Group, Inc.	6,089	256,225
	United Technologies Corp.	5,608	499,056
			4,665,041
	Agriculture 0.8%
	Altria Group, Inc.	9,372	509,837
	Archer-Daniels-Midland Co.	13,399	555,388
	Bunge, Ltd.	18,799	1,377,967
	Philip Morris International, Inc.	6,252	495,971
			2,939,163
	Airlines 0.3%
	JetBlue Airways Corp. (c)	46,092	1,187,791

	Auto Manufacturers 0.3%
	Ford Motor Co.	40,592	550,834
	General Motors Co.	16,770	503,435
			1,054,269
	Auto Parts & Equipment 0.7%
	Allison Transmission Holdings, Inc.	9,827	262,283
	Goodyear Tire & Rubber Co. (The)	42,668	1,251,452
	Johnson Controls, Inc.	10,959	453,264
	Lear Corp.	4,879	530,738
			2,497,737
	Banks 4.4%
	Bank of America Corp.	37,024	576,834
	Bank of New York Mellon Corp. (The)	14,742	577,149
	BankUnited, Inc.	4,171	149,113
	BB&T Corp.	14,367	511,465
	Capital One Financial Corp.	5,976	433,380
	CIT Group, Inc.	25,425	1,017,763
	Citigroup, Inc.	11,462	568,630
	Citizens Financial Group, Inc.	26,905	641,953
	Comerica, Inc.	9,262	380,668
	Commerce Bancshares, Inc.	13,226	602,577
	Fifth Third Bancorp	60,710	1,148,026
	First Republic Bank	20,450	1,283,646
	Goldman Sachs Group, Inc. (The)	2,430	422,237
	Huntington Bancshares, Inc.	42,188	447,193
¤	JPMorgan Chase & Co.	9,459	576,715
	KeyCorp	63,657	828,178
¤	Morgan Stanley	13,368	421,092
	Northern Trust Corp.	443	30,195
	PNC Financial Services Group, Inc.	5,778	515,398
	Regions Financial Corp.	107,112	965,079
	State Street Corp.	7,352	494,128
	SunTrust Banks, Inc.	45,100	1,724,624
	U.S. Bancorp	10,735	440,242
	Wells Fargo & Co.	9,960	511,446
	Zions Bancorp.	22,302	614,197
			15,881,928
	Beverages 0.0%‡
	Molson Coors Brewing Co. Class B	1,397	115,979

	Biotechnology 0.2%
	Bio-Rad Laboratories, Inc. Class A (c)	6,419	862,136

	Building Materials 0.4%
	Armstrong World Industries, Inc. (c)	7,089	338,429
	Owens Corning	25,492	1,068,370
			1,406,799
	Chemicals 1.5%
	Air Products & Chemicals, Inc.	3,304	421,524
	Albemarle Corp.	1,225	54,022
	Cabot Corp.	23,316	735,853
	Celanese Corp. Series A	9,617	569,038
	Chemours Co. (The)	56,182	363,497
	Dow Chemical Co. (The)	13,204	559,850
	E.I. du Pont de Nemours & Co.	9,239	445,320
	Eastman Chemical Co.	9,336	604,226
	Mosaic Co. (The)	22,469	699,011
	Praxair, Inc.	4,234	431,275
	Westlake Chemical Corp.	12,474	647,276
			5,530,892
	Commercial Services 0.8%
	Aaron's, Inc.	7,073	255,406
	ADT Corp. (The)	4,981	148,932
	Automatic Data Processing, Inc.	6,422	516,072
	H&R Block, Inc.	3,511	127,098
	ManpowerGroup, Inc.	12,070	988,412
	Quanta Services, Inc. (c)	6,557	158,745
	R.R. Donnelley & Sons Co.	48,546	706,830
			2,901,495
	Computers 2.2%
	Amdocs, Ltd.	16,817	956,551
	Brocade Communications Systems, Inc.	93,667	972,263
	Computer Sciences Corp.	21,080	1,293,890
	EMC Corp.	24,070	581,531
	Hewlett-Packard Co.	16,857	431,708
	International Business Machines Corp.	3,968	575,241
	Leidos Holdings, Inc.	23,287	961,986
	Lexmark International, Inc. Class A	17,580	509,468
	NCR Corp. (c)	24,102	548,321
	SanDisk Corp.	1,236	67,152
	Synopsys, Inc. (c)	5,752	265,627
	Teradata Corp. (c)	16,863	488,353
	Western Digital Corp.	902	71,655
			7,723,746
	Cosmetics & Personal Care 0.3%
	Colgate-Palmolive Co.	8,137	516,374
	Procter & Gamble Co. (The)	7,268	522,860
			1,039,234
	Distribution & Wholesale 0.2%
	Ingram Micro, Inc. Class A	27,513	749,454

	Electric 4.4%
	AES Corp.	460	4,503
	Alliant Energy Corp.	5,634	329,533
	Ameren Corp.	15,003	634,177
	American Electric Power Co., Inc.	9,235	525,102
	CMS Energy Corp.	28,458	1,005,137
	Consolidated Edison, Inc.	23,333	1,559,811
	Dominion Resources, Inc.	6,429	452,473
	DTE Energy Co.	15,126	1,215,677
	Duke Energy Corp.	7,330	527,320
	Edison International	17,359	1,094,832
	Entergy Corp.	15,093	982,554
	Eversource Energy	11,076	560,667
	Exelon Corp.	19,046	565,666
	FirstEnergy Corp.	4,654	145,717
	NextEra Energy, Inc.	5,237	510,869
	PG&E Corp.	10,033	529,742
	Pinnacle West Capital Corp.	6,001	384,904
	PPL Corp.	15,104	496,771
	Public Service Enterprise Group, Inc.	44,385	1,871,272
	SCANA Corp.	329	18,509
	Southern Co. (The)	10,183	455,180
	TECO Energy, Inc.	8,686	228,094
	WEC Energy Group, Inc.	10,167	530,921
	Westar Energy, Inc.	822	31,598
	Xcel Energy, Inc.	33,480	1,185,527
			15,846,556
	Electrical Components & Equipment 0.1%
	Emerson Electric Co.	11,380	502,655

	Electronics 0.8%
	Agilent Technologies, Inc.	17,338	595,213
	Arrow Electronics, Inc. (c)	9,878	546,056
	Avnet, Inc.	11,377	485,570
	Corning, Inc.	29,309	501,770
	Jabil Circuit, Inc.	9,764	218,421
	Thermo Fisher Scientific, Inc.	4,064	496,946
			2,843,976
	Energy - Alternate Sources 0.2%
	First Solar, Inc. (c)	13,279	567,677

	Engineering & Construction 0.0%‡
	Jacobs Engineering Group, Inc. (c)	1,605	60,075

	Entertainment 0.1%
	Gaming and Leisure Properties, Inc.	11,716	347,965

	Environmental Controls 0.4%
	Clean Harbors, Inc. (c)	18,816	827,340
	Republic Services, Inc.	4,310	177,572
	Waste Management, Inc.	11,600	577,796
			1,582,708
	Finance - Consumer Loans 0.4%
	SLM Corp. (c)	65,671	485,965
	Springleaf Holdings, Inc. (c)	17,108	747,962
	Synchrony Financial (c)	1,547	48,421
			1,282,348
	Finance - Credit Card 0.3%
	American Express Co.	6,691	496,004
	Discover Financial Services	9,701	504,355
			1,000,359
	Finance - Investment Banker/Broker 0.3%
	Charles Schwab Corp. (The)	15,343	438,196
	E*TRADE Financial Corp. (c)	17,611	463,698
	Raymond James Financial, Inc.	3,523	174,846
			1,076,740
	Finance - Mortgage Loan/Banker 0.6%
	CoreLogic, Inc. (c)	26,038	969,395
	FNF Group	35,861	1,271,989
			2,241,384
	Finance - Other Services 0.1%
	CME Group, Inc.	4,847	449,511
	Intercontinental Exchange, Inc.	187	43,943
	Nasdaq, Inc.	20	1,066
			494,520
	Food 1.7%
	Campbell Soup Co.	3,851	195,169
	ConAgra Foods, Inc.	22,923	928,611
	Flowers Foods, Inc.	18,596	460,065
	Ingredion, Inc.	13,058	1,140,094
	Kellogg Co.	35	2,329
	Mondelez International, Inc. Class A	10,401	435,490
	Pilgrim's Pride Corp.	33,083	687,465
	Pinnacle Foods, Inc.	23,394	979,741
	Sysco Corp.	5,226	203,657
	Tyson Foods, Inc. Class A	25,854	1,114,307
			6,146,928
	Forest Products & Paper 0.3%
	Domtar Corp.	22,827	816,065
	International Paper Co.	1,655	62,543
			878,608
	Gas 0.8%
	CenterPoint Energy, Inc.	24,493	441,854
	NiSource, Inc.	16,537	306,761
	Sempra Energy	4,171	403,419
	UGI Corp.	30,787	1,072,003
	Vectren Corp.	15,493	650,861
			2,874,898
	Hand & Machine Tools 0.0%‡
	Kennametal, Inc.	405	10,080
	Stanley Black & Decker, Inc.	253	24,536
			34,616
	Health Care - Products 1.2%
	Baxter International, Inc.	12,398	407,274
	Boston Scientific Corp. (c)	18,908	310,280
	Danaher Corp.	6,726	573,123
	DENTSPLY International, Inc.	17,372	878,502
	Hill-Rom Holdings, Inc.	16,078	835,895
	Medtronic PLC	7,310	489,331
	St. Jude Medical, Inc.	2,825	178,229
	Stryker Corp.	5,835	549,074
	VWR Corp. (c)	4,211	108,181
			4,329,889
	Health Care - Services 2.0%
	Aetna, Inc.	4,891	535,124
	Anthem, Inc.	3,886	544,040
	Community Health Systems, Inc. (c)	23,119	988,800
	DaVita HealthCare Partners, Inc. (c)	1,279	92,510
	HCA Holdings, Inc. (c)	7,068	546,781
	Humana, Inc.	2,359	422,261
	Laboratory Corporation of America Holdings (c)	250	27,118
	LifePoint Health, Inc. (c)	13,207	936,376
	MEDNAX, Inc. (c)	688	52,832
	Quest Diagnostics, Inc.	20,035	1,231,551
	UnitedHealth Group, Inc.	4,690	544,087
	Universal Health Services, Inc. Class B	9,724	1,213,652
			7,135,132
	Holding Company - Diversified 0.1%
	Leucadia National Corp.	16,396	332,183

	Home Furnishing 0.2%
	Whirlpool Corp.	5,609	825,981

	Household Products & Wares 0.4%
	Avery Dennison Corp.	13,050	738,239
	Clorox Co. (The)	2,127	245,732
	Kimberly-Clark Corp.	4,720	514,669
			1,498,640
	Insurance 6.2%
	ACE, Ltd.	5,050	522,170
	Aflac, Inc.	10,074	585,602
	Alleghany Corp. (c)	1,056	494,324
	Allied World Assurance Co. Holdings, A.G.	18,978	724,390
	Allstate Corp. (The)	9,926	578,090
	American Financial Group, Inc.	5,398	371,976
	American International Group, Inc.	10,016	569,109
	American National Insurance Co.	5,821	568,362
	AmTrust Financial Services, Inc.	16,115	1,014,923
	Arch Capital Group, Ltd. (c)	4,435	325,840
	Aspen Insurance Holdings, Ltd.	20,516	953,379
	Assurant, Inc.	3,108	245,563
	Assured Guaranty, Ltd.	25,208	630,200
	Axis Capital Holdings, Ltd.	21,182	1,137,897
	Berkshire Hathaway, Inc. Class B (c)	3,920	511,168
	Chubb Corp. (The)	4,783	586,635
	Cincinnati Financial Corp.	2,523	135,737
	Endurance Specialty Holdings, Ltd.	3,839	234,294
	Everest Re Group, Ltd.	349	60,496
	Hanover Insurance Group, Inc. (The)	13,415	1,042,346
	Hartford Financial Services Group, Inc. (The)	34,622	1,584,995
	Lincoln National Corp.	26,572	1,261,107
	Marsh & McLennan Cos., Inc.	8,306	433,739
	MetLife, Inc.	12,394	584,377
	Old Republic International Corp.	21,308	333,257
	Principal Financial Group, Inc.	16,948	802,318
	ProAssurance Corp.	2,815	138,132
	Progressive Corp. (The)	16,384	502,006
	Prudential Financial, Inc.	7,534	574,166
	Reinsurance Group of America, Inc.	604	54,716
	RenaissanceRe Holdings, Ltd.	1,679	178,511
	Torchmark Corp.	468	26,395
	Travelers Cos., Inc. (The)	5,782	575,483
	Unum Group	2,244	71,988
	Validus Holdings, Ltd.	20,547	926,053
¤	Voya Financial, Inc.	28,952	1,122,469
	W.R. Berkley Corp.	16,259	884,002
	XL Group PLC	27,639	1,003,849
			22,350,064
	Internet 0.2%
	HomeAway, Inc. (c)	9,164	243,213
	Symantec Corp.	11,354	221,062
	Yahoo!, Inc. (c)	14,299	413,384
			877,659
	Investment Management/Advisory Services 0.4%
	BlackRock, Inc.	1,643	488,743
	Franklin Resources, Inc.	13,286	495,036
	Invesco, Ltd.	608	18,988
	Legg Mason, Inc.	7,339	305,376
			1,308,143
	Iron & Steel 0.5%
	Nucor Corp.	16,078	603,729
	Reliance Steel & Aluminum Co.	14,683	793,029
	Steel Dynamics, Inc.	28,880	496,158
			1,892,916
	Leisure Time 0.6%
	Carnival Corp.	11,034	548,390
	Norwegian Cruise Line Holdings, Ltd. (c)	6,898	395,255
	Royal Caribbean Cruises, Ltd.	13,433	1,196,746
			2,140,391
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc.	7,115	465,037
	Terex Corp.	846	15,177
			480,214
	Machinery - Diversified 1.0%
	AGCO Corp.	21,649	1,009,493
	BWX Technologies, Inc.	65,256	1,720,148
	Cummins, Inc.	5,062	549,632
	Deere & Co.	6,486	479,964
			3,759,237
	Media 2.1%
	Cablevision Systems Corp. Class A	22,828	741,225
	Comcast Corp. Class A	18,851	1,075,417
	DISH Network Corp. Class A (c)	8,226	479,905
	John Wiley & Sons, Inc. Class A	15,055	753,202
	Liberty Broadband Corp. Class C (c)	3,458	176,946
	Liberty Media Corp. Class A (c)	5,438	194,245
	Liberty Media Corp. Class C (c)	10,447	360,004
	News Corp. Class A	73,768	930,952
	News Corp. Class B	61,565	789,263
	Thomson Reuters Corp.	12,656	509,531
	Time Warner, Inc.	6,406	440,412
	Twenty-First Century Fox, Inc. Class A	16,851	454,640
	Twenty-First Century Fox, Inc. Class B	19,304	522,559
			7,428,301
	Metal Fabricate & Hardware 0.1%
	Precision Castparts Corp.	1,943	446,327

	Mining 0.4%
	Newmont Mining Corp.	53,068	852,803
	Southern Copper Corp.	18,990	507,413
			1,360,216
	Miscellaneous - Manufacturing 0.8%
	Dover Corp.	14,720	841,690
	Eaton Corp. PLC	8,368	429,278
	General Electric Co.	20,466	516,153
	Textron, Inc.	6,455	242,966
	Trinity Industries, Inc.	32,849	744,687
			2,774,774
	Office Equipment/Supplies 0.3%
	Xerox Corp.	102,000	992,460

	Oil & Gas 4.2%
	Anadarko Petroleum Corp.	6,767	408,659
	Apache Corp.	11,329	443,644
	Cheniere Energy, Inc. (c)	12,314	594,766
	Chevron Corp.	6,575	518,636
	Cimarex Energy Co.	5,859	600,430
	Concho Resources, Inc. (c)	2,554	251,058
	ConocoPhillips	9,143	438,498
	Continental Resources, Inc. (c)	6,922	200,530
	CVR Energy, Inc.	3,226	132,427
	Denbury Resources, Inc.	60,243	146,993
	Devon Energy Corp.	11,051	409,882
	Ensco PLC Class A	7,238	101,911
	EOG Resources, Inc.	5,824	423,987
	EP Energy Corp. Class A (c)	38,010	195,751
	EQT Corp.	3,341	216,397
	Exxon Mobil Corp.	6,996	520,153
	Helmerich & Payne, Inc.	1,861	87,951
	Hess Corp.	20,249	1,013,665
	HollyFrontier Corp.	4,454	217,533
	Marathon Oil Corp.	19,283	296,958
	Marathon Petroleum Corp.	12,590	583,295
	Murphy Oil Corp.	21,458	519,284
	Nabors Industries, Ltd.	60,654	573,180
	Newfield Exploration Co. (c)	8,853	291,264
	Noble Corp. PLC	6,423	70,075
	Noble Energy, Inc.	15,587	470,416
	Occidental Petroleum Corp.	6,672	441,353
	Patterson-UTI Energy, Inc.	8,718	114,555
	PBF Energy, Inc. Class A	33,742	952,537
	Phillips 66	6,478	497,769
	Pioneer Natural Resources Co.	4,600	559,544
	QEP Resources, Inc.	2,066	25,887
	SM Energy Co.	12,308	394,348
	Southwestern Energy Co. (c)	23,915	303,481
	Tesoro Corp.	14,917	1,450,529
	Valero Energy Corp.	9,738	585,254
	WPX Energy, Inc. (c)	19,290	127,700
			15,180,300
	Oil & Gas Services 0.9%
	Baker Hughes, Inc.	9,382	488,239
	Cameron International Corp. (c)	7,025	430,773
	FMC Technologies, Inc. (c)	2,660	82,460
	Frank's International N.V.	14,190	217,533
	Halliburton Co.	11,901	420,700
	RPC, Inc.	38,263	338,627
	Schlumberger, Ltd.	7,046	485,963
	Superior Energy Services, Inc.	64,982	820,723
			3,285,018
	Packaging & Containers 0.2%
	Crown Holdings, Inc. (c)	6,749	308,767
	WestRock Co.	4,462	229,525
			538,292
	Pharmaceuticals 1.9%
	Abbott Laboratories	11,859	476,969
	Allergan PLC (c)	1,636	444,681
	Baxalta, Inc.	16,115	507,784
	Cardinal Health, Inc.	7,003	537,971
	Express Scripts Holding Co. (c)	6,952	562,834
	Herbalife, Ltd. (c)	13,985	762,183
	Johnson & Johnson	5,513	514,639
	Mallinckrodt PLC (c)	9,560	611,266
	Merck & Co., Inc.	8,742	431,767
	Mylan N.V. (c)	9,255	372,606
	Perrigo Co. PLC	6,205	975,860
	Pfizer, Inc.	17,929	563,150
			6,761,710
	Pipelines 0.3%
	Columbia Pipeline Group, Inc.	16,531	302,352
	Kinder Morgan, Inc.	14,532	402,246
	Spectra Energy Corp.	15,772	414,330
			1,118,928
	Real Estate 0.2%
	Jones Lang LaSalle, Inc.	383	55,064
	Realogy Holdings Corp. (c)	15,822	595,382
			650,446
	Real Estate Investment Trusts 5.3%
	Alexandria Real Estate Equities, Inc.	880	74,510
	American Capital Agency Corp.	2,950	55,165
	Annaly Capital Management, Inc.	15,154	149,570
	Apartment Investment & Management Co. Class A	13,868	513,393
	Apple Hospitality REIT, Inc.	19,515	362,394
	AvalonBay Communities, Inc.	8,485	1,483,348
	Boston Properties, Inc.	1,415	167,536
	Brandywine Realty Trust	21,476	264,584
	Brixmor Property Group, Inc.	93	2,184
	Camden Property Trust	6,071	448,647
	Care Capital Properties, Inc.	2,542	83,708
	CBL & Associates Properties, Inc.	31,930	439,037
	Columbia Property Trust, Inc.	15,604	362,013
	DDR Corp.	2,185	33,605
	Digital Realty Trust, Inc.	3,476	227,052
	Duke Realty Corp.	15,629	297,732
	Empire State Realty Trust, Inc. Class A	16,737	285,031
	Equity Commonwealth (c)	19,990	544,528
	Equity Residential	6,093	457,706
	Essex Property Trust, Inc.	2,485	555,199
	General Growth Properties, Inc.	16,661	432,686
	HCP, Inc.	14,883	554,392
	Hospitality Properties Trust	21,056	538,612
	Host Hotels & Resorts, Inc.	55,145	871,842
	Kilroy Realty Corp.	569	37,076
	Kimco Realty Corp.	19,790	483,470
	Liberty Property Trust	498	15,692
	Macerich Co. (The)	3,727	286,308
	Mid-America Apartment Communities, Inc.	6,899	564,821
	National Retail Properties, Inc.	9,483	343,948
	NorthStar Realty Finance Corp.	9,190	113,497
	Outfront Media, Inc.	3,661	76,149
	Piedmont Office Realty Trust, Inc. Class A	874	15,636
	Plum Creek Timber Co., Inc.	14,162	559,541
	ProLogis, Inc.	18,257	710,197
	Public Storage	2,450	518,493
	Realty Income Corp.	7,953	376,893
	Regency Centers Corp.	3,277	203,666
	Retail Properties of America, Inc. Class A	24,384	343,571
	Senior Housing Properties Trust	18,679	302,600
	SL Green Realty Corp.	2,178	235,572
	Spirit Realty Capital, Inc.	27,240	248,974
	Starwood Property Trust, Inc.	603	12,374
	Taubman Centers, Inc.	6,977	481,971
	UDR, Inc.	12,379	426,828
	Ventas, Inc.	18,612	1,043,389
	VEREIT, Inc.	66,638	514,445
	Vornado Realty Trust	6,001	542,610
	Weingarten Realty Investors	5,062	167,603
	Welltower, Inc.	4,764	322,618
	Weyerhaeuser Co.	27,624	755,240
	WP Carey, Inc.	1,325	76,598
	WP GLIMCHER, Inc.	14,413	168,056
			19,152,310
	Retail 2.5%
	Best Buy Co., Inc.	34,014	1,262,600
	Coach, Inc.	237	6,856
	CVS Health Corp.	5,760	555,725
	Darden Restaurants, Inc.	17,515	1,200,478
	Dick's Sporting Goods, Inc.	1,552	76,995
	Dillard's, Inc. Class A	266	23,246
	Foot Locker, Inc.	1,683	121,125
	GameStop Corp. Class A	25,913	1,067,875
	J.C. Penney Co., Inc. (c)	25,156	233,699
	Kohl's Corp.	10,872	503,482
	Liberty Interactive Corp. QVC Group Class A (c)	14,121	370,394
	Macy's, Inc.	5,054	259,371
	Nu Skin Enterprises, Inc. Class A	9,931	409,952
	Rite Aid Corp. (c)	29,744	180,546
	Staples, Inc.	79,413	931,514
	Target Corp.	7,427	584,208
	Wal-Mart Stores, Inc.	8,058	522,481
	Walgreens Boots Alliance, Inc.	5,818	483,476
	Wendy's Co. (The)	4,191	36,252
	World Fuel Services Corp.	1,588	56,850
			8,887,125
	Savings & Loans 0.5%
	First Niagara Financial Group, Inc.	59,943	612,018
	New York Community Bancorp, Inc.	56,204	1,015,044
			1,627,062
	Semiconductors 1.4%
	Broadcom Corp. Class A	8,456	434,892
	Intel Corp.	19,934	600,811
	Marvell Technology Group, Ltd.	27,831	251,871
	Maxim Integrated Products, Inc.	7,701	257,213
	Micron Technology, Inc. (c)	36,907	552,867
	NVIDIA Corp.	54,325	1,339,111
	ON Semiconductor Corp. (c)	40,572	381,377
	QUALCOMM, Inc.	8,194	440,264
	Teradyne, Inc.	44,214	796,294
	Xilinx, Inc.	2,391	101,378
			5,156,078
	Software 0.9%
	Activision Blizzard, Inc.	27,680	855,035
	Allscripts Healthcare Solutions, Inc. (c)	13,510	167,524
	Microsoft Corp.	13,178	583,259
	Nuance Communications, Inc. (c)	63,025	1,031,719
	Oracle Corp.	15,782	570,046
			3,207,583
	Telecommunications 1.5%
	AT&T, Inc.	15,771	513,819
	CenturyLink, Inc.	1,954	49,084
	Cisco Systems, Inc.	22,759	597,424
	EchoStar Corp. Class A (c)	17,676	760,598
	Frontier Communications Corp.	7,363	34,974
	Juniper Networks, Inc.	49,860	1,281,901
	Level 3 Communications, Inc. (c)	1,274	55,661
	T-Mobile U.S., Inc. (c)	11,994	477,481
	Telephone & Data Systems, Inc.	36,433	909,368
	United States Cellular Corp. (c)	5,223	185,051
¤	Verizon Communications, Inc.	11,461	498,668
			5,364,029
	Textiles 0.0%‡
	Mohawk Industries, Inc. (c)	251	45,629

	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.	12,105	873,255
	Mattel, Inc.	7,038	148,220
			1,021,475
	Transportation 0.4%
	CSX Corp.	15,861	426,661
	FedEx Corp.	3,980	573,041
	Norfolk Southern Corp.	5,601	427,916
	Ryder System, Inc.	453	33,540
			1,461,158
	Trucking & Leasing 0.1%
	AMERCO	804	316,350

	Water 0.0%‡
	American Water Works Co., Inc.	1,281	70,557

	Total Common Stocks (Cost $215,265,183)		220,137,298

	Exchange-Traded Funds 5.4% (d)
¤	iShares Intermediate Government / Credit Bond Fund	48,723	5,414,587
¤	iShares Russell 1000 Value Index Fund	41,966	3,914,588
	S&P 500 Index - SPDR Trust Series 1	3,930	753,106
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	5,807	1,445,304
¤	Vanguard Mid-Cap Value	95,791	7,973,643
	Total Exchange-Traded Funds (Cost $19,483,012)		19,501,228

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0%‡
Safeway Casa Ley CVR Expires 1/30/19 (c)(e)(f)	9,999	10,148
Safeway PDC, LLC CVR Expires 1/30/17 (c)(e)(f)	9,999	488
		10,636
Total Rights (Cost $10,636)		10,636

	Principal Amount
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $903,513 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $910,000 and a Market Value of $928,200)	$903,513	903,513
Total Short-Term Investment (Cost $903,513)		903,513
Total Investments (Cost $354,274,464) (g)	99.9%	359,786,915
Other Assets, Less Liabilities	0.1	474,115
Net Assets	100.0%	$360,261,030

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	Illiquid security - As of September 30, 2015, the total market value of these securities was $10,636, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, the total market value of these securities was $10,636, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	As of September 30, 2015, cost was $355,890,079 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$22,448,211
Gross unrealized depreciation	(18,551,375)
Net unrealized appreciation	$3,896,836

As of September 30, 2015, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	6	December 2015	$1,314,188	$(115)
10-Year United States Treasury Note	39	December 2015	5,020,641	25,952
			$6,334,829	$25,837

1. As of September 30, 2015, cash in the amount of $56,550 was on deposit with a broker for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2015.

The following abbreviations are used in the preceding pages:
CVR	—Contingent Value Right
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,728,925	$—	$6,728,925
Corporate Bonds	—	57,561,843	—	57,561,843
Foreign Government Bonds	—	823,295	—	823,295
Mortgage-Backed Securities	—	2,938,459	—	2,938,459
U.S. Government & Federal Agencies	—	51,181,718	—	51,181,718
Total Long-Term Bonds	—	119,234,240	—	119,234,240
Common Stocks	220,137,298	—	—	220,137,298
Exchange-Traded Funds	19,501,228	—	—	19,501,228
Rights (b)	—	—	10,636	10,636
Short-Term Investment
Repurchase Agreement	—	903,513	—	903,513
Total Investments in Securities	239,638,526	120,137,753	10,636	359,786,915
Other Financial Instruments
Futures Contracts Long (c)	25,952	—	—	25,952
Total Investments in Securities and Other Financial Instruments	$239,664,478	$120,137,753	$10,636	$359,812,867

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (c)	$(115)	$—	$—	$(115)
Total Other Financial Instruments	$(115)	$—	$—	$(115)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $10,636 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases (a)	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2015
Rights
Food & Staples Retailing	$-	$-	$-	$-	$10,636	$-	$-	$-	$10,636	$-
Total	$-	$-	$-	$-	$10,636	$-	$-	$-	$10,636	$-

(a) Purchases include securities received through a corporate action.

MainStay VP Bond Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.3%†
	Asset-Backed Securities 8.4%
	Auto Floor Plan 0.8%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.807%, due 8/15/19 (a)(b)	$4,200,000	$4,191,936
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2 0.677%, due 9/15/18 (a)	3,000,000	3,001,107
	Series 2013-4, Class A 0.757%, due 6/15/20 (a)	1,600,000	1,596,728
			8,789,771
	Automobile 0.3%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.649%, due 1/7/25 (a)(b)	1,135,015	1,135,425
	Nissan Auto Lease Trust Series 2014-B, Class A3 1.12%, due 9/15/17	2,600,000	2,604,792
			3,740,217
	Credit Cards 0.5%
	American Express Issuance Trust II Series 2013-2, Class A 0.637%, due 8/15/19 (a)	1,200,000	1,200,029
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.633%, due 9/10/20 (a)	1,500,000	1,501,501
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.637%, due 7/15/21 (a)	2,200,000	2,205,179
			4,906,709
	Home Equity 0.4%
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)	259,253	263,960
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (c)	290,459	294,374
	Equity One Mortgage Pass-Through Trust Series 2003-4, Class AF6 5.107%, due 10/25/34 (c)	385,011	389,625
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 5.552%, due 1/25/37 (c)	914,415	683,979
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (c)	1,337,520	819,955
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	79,457	81,787
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (c)	1,357,771	1,394,910
			3,928,590
	Other ABS 6.4%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.815%, due 7/20/26 (a)(b)	2,100,000	2,082,801
	Apidos CDO Series 2013-14A, Class A 1.425%, due 4/15/25 (a)(b)	5,300,000	5,214,511
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.529%, due 7/28/25 (a)(b)	2,600,000	2,573,480
	Babson CLO, Ltd. Series 2013-IA, Class A 1.375%, due 4/20/25 (a)(b)	5,400,000	5,304,096
	Carlyle Global Market Strategies Series 2014-2A, Class A 1.744%, due 5/15/25 (a)(b)	3,200,000	3,171,680
	Cedar Funding, Ltd. Series 2014-4A, Class A1 1.777%, due 10/23/26 (a)(b)	2,600,000	2,573,506
	Cent CLO, L.P. Series 2013-18A, Class A 1.397%, due 7/23/25 (a)(b)	4,250,000	4,167,423
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.625%, due 4/18/26 (a)(b)	4,300,000	4,240,918
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.755%, due 7/15/26 (a)(b)	4,200,000	4,163,586
	Highbridge Loan Management, Ltd Series 6A-2015, Class A 1.74%, due 5/5/27 (a)(b)	1,000,000	991,399
	Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, due 1/25/26 (b)	2,048,080	2,064,180
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.725%, due 1/15/26 (a)(b)	4,600,000	4,547,698
	Magnetite VIII, Ltd. Series 2014-8A, Class A 1.755%, due 4/15/26 (a)(b)	2,000,000	1,990,700
	MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/22/31 (b)	944,001	944,021
	Neuberger Berman CLO, Ltd. Series 2015-19A, Class A1 1.718%, due 7/15/27 (a)(b)	4,300,000	4,287,250
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.475%, due 1/15/25 (a)(b)	4,100,000	4,060,722
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.726%, due 11/18/26 (a)(b)	5,200,000	5,154,292
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.583%, due 2/20/25 (a)(b)	4,000,000	3,950,280
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.445%, due 4/15/25 (a)(b)	4,100,000	4,040,837
	Sierra Receivables Funding Co. LLC Series 2014-1A, Class A 2.07%, due 3/20/30 (b)	1,130,836	1,137,497
	Voya CLO, Ltd. Series 2014-1A, Class A1 1.775%, due 4/18/26 (a)(b)	2,640,000	2,620,121
			69,280,998
	Total Asset-Backed Securities (Cost $91,934,042)		90,646,285

	Corporate Bonds 39.5%
	Aerospace & Defense 0.4%
	BAE Systems PLC 4.75%, due 10/11/21 (b)	2,000,000	2,179,796
	Harris Corp. 2.70%, due 4/27/20	1,650,000	1,632,634
			3,812,430
	Auto Manufacturers 1.3%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	1,725,000	1,727,494
	3.875%, due 9/15/21 (b)	1,625,000	1,643,605
¤	Ford Motor Credit Co. LLC
	2.24%, due 6/15/18	2,850,000	2,841,698
	3.157%, due 8/4/20	5,925,000	5,918,210
	3.219%, due 1/9/22	1,975,000	1,911,591
			14,042,598
	Banks 10.7%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	3,575,000	3,689,118
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	2,750,000	2,748,155
	Bank of America Corp.
	5.00%, due 1/21/44	4,750,000	5,002,135
	5.625%, due 7/1/20	925,000	1,043,284
	BB&T Corp.
	0.96%, due 2/1/19 (a)	3,525,000	3,510,978
	1.197%, due 6/15/18 (a)	3,400,000	3,414,980
	BNP Paribas S.A. 4.375%, due 9/28/25 (b)	5,000,000	4,878,740
	Citigroup, Inc.
	4.65%, due 7/30/45	4,000,000	3,989,784
	5.375%, due 8/9/20	3,016,000	3,366,314
	6.00%, due 8/15/17	2,000,000	2,155,946
	Cooperatieve Centrale Raiffeisen-boerenleenbank B.A. 5.25%, due 8/4/45	4,000,000	4,047,968
	Credit Suisse A.G. / Guernsey 2.60%, due 5/27/16 (b)	575,000	581,374
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22 (b)	4,700,000	4,694,637
	Discover Bank 3.10%, due 6/4/20	2,650,000	2,675,652
	Goldman Sachs Group, Inc. (The)
	2.75%, due 9/15/20	3,500,000	3,517,829
	3.75%, due 5/22/25	1,200,000	1,202,490
	5.15%, due 5/22/45	2,475,000	2,429,354
	5.375%, due 3/15/20	850,000	948,161
	6.15%, due 4/1/18	1,250,000	1,376,684
	6.25%, due 2/1/41	550,000	663,213
	HBOS PLC 6.75%, due 5/21/18 (b)	7,547,000	8,318,198
	HSBC Bank USA N.A. 4.875%, due 8/24/20	1,500,000	1,650,387
	HSBC USA, Inc. 1.207%, due 9/24/18 (a)	2,800,000	2,803,620
	Intesa Sanpaolo S.p.A. 2.375%, due 1/13/17	3,500,000	3,512,184
	JPMorgan Chase & Co.
	2.75%, due 6/23/20	3,450,000	3,479,525
	3.875%, due 9/10/24	2,000,000	1,980,888
	5.40%, due 1/6/42	2,425,000	2,729,049
	Korea Development Bank (The) 3.875%, due 5/4/17	1,300,000	1,347,483
¤	Morgan Stanley
	2.80%, due 6/16/20	3,450,000	3,469,524
	3.95%, due 4/23/27	1,525,000	1,468,694
	4.00%, due 7/23/25	1,850,000	1,890,687
	4.35%, due 9/8/26	2,500,000	2,512,865
	5.50%, due 1/26/20	800,000	894,403
	5.625%, due 9/23/19	5,300,000	5,920,921
	6.625%, due 4/1/18	600,000	668,120
	Santander UK PLC 5.00%, due 11/7/23 (b)	8,727,000	9,072,074
	Sumitomo Mitsui Trust Bank, Ltd. 1.114%, due 9/16/16 (a)(b)	2,150,000	2,156,164
	UBS Group Funding Jersey, Ltd.
	2.95%, due 9/24/20 (b)	3,325,000	3,331,334
	4.125%, due 9/24/25 (b)	3,000,000	2,985,582
			116,128,498
	Biotechnology 0.5%
	Gilead Sciences, Inc.
	2.55%, due 9/1/20	2,175,000	2,188,594
	4.75%, due 3/1/46	3,750,000	3,767,295
			5,955,889
	Building Materials 0.6%
	CRH America, Inc. 5.125%, due 5/18/45 (b)	3,200,000	3,179,581
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	3,775,000	3,803,811
			6,983,392
	Chemicals 1.1%
	Airgas, Inc. 2.375%, due 2/15/20	2,000,000	1,982,562
	Cabot Corp. 5.00%, due 10/1/16	2,100,000	2,173,552
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,670,442
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	2,140,000	2,011,600
			11,838,156
	Commercial Services 0.6%
	Experian Finance PLC 2.375%, due 6/15/17 (b)	6,769,000	6,806,108

	Computers 0.6%
	Hewlett-Packard Co. 3.30%, due 12/9/16	2,750,000	2,806,136
	Hewlett-Packard Enterprise Co. 3.60%, due 10/15/20	3,600,000	3,598,992
			6,405,128
	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	4.375%, due 9/16/20	2,300,000	2,537,486
	4.65%, due 10/17/21	625,000	702,993
	5.875%, due 1/14/38	1,000,000	1,247,078
			4,487,557
	Electric 2.7%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,115,150
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,453,775
	Duke Energy Progress Inc. 6.125%, due 9/15/33	500,000	619,578
	ENGIE 1.625%, due 10/10/17 (b)	1,150,000	1,154,010
	Entergy Corp. 4.00%, due 7/15/22	3,700,000	3,820,927
	Exelon Corp.
	2.85%, due 6/15/20	1,825,000	1,840,983
	5.10%, due 6/15/45	3,000,000	3,063,213
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	5,000,000	5,107,715
	Great Plains Energy, Inc. 4.85%, due 6/1/21	385,000	422,296
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,052,957
	Nisource Finance Corp.
	4.80%, due 2/15/44	1,325,000	1,370,514
	5.65%, due 2/1/45	1,800,000	2,046,870
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,151,195
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,731,246
			28,950,429
	Electronics 0.2%
	Amphenol Corp. 3.125%, due 9/15/21	1,700,000	1,718,202

	Finance - Credit Card 0.7%
	American Express Credit Corp. 0.89%, due 3/18/19 (a)	3,100,000	3,086,791
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,325,000	1,324,358
	Discover Financial Services
	3.85%, due 11/21/22	3,302,000	3,270,423
	5.20%, due 4/27/22	350,000	373,386
			8,054,958
	Food 0.5%
	Ingredion, Inc.
	1.80%, due 9/25/17	1,600,000	1,594,926
	4.625%, due 11/1/20	2,150,000	2,300,627
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,358,490
			5,254,043
	Gas 0.2%
	Sempra Energy 2.30%, due 4/1/17	1,725,000	1,744,080

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	1,150,000	1,196,174

	Health Care - Products 1.3%
	Becton Dickinson & Co.
	2.675%, due 12/15/19	4,000,000	4,044,740
	4.685%, due 12/15/44	4,000,000	4,003,320
	Medtronic, Inc.
	2.50%, due 3/15/20	3,625,000	3,673,825
	3.15%, due 3/15/22	2,750,000	2,789,292
			14,511,177
	Health Care - Services 0.4%
	UnitedHealth Group, Inc. 4.75%, due 7/15/45	4,000,000	4,222,456

	Home Furnishing 0.2%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	2,475,000	2,476,982

	Insurance 2.0%
	Assurant, Inc. 2.50%, due 3/15/18	2,500,000	2,527,457
	AXIS Specialty Finance PLC 5.15%, due 4/1/45	3,950,000	4,071,767
	Farmers Exchange Capital III 5.454%, due 10/15/54 (a)(b)	3,000,000	2,974,974
	MetLife, Inc. 1.903%, due 12/15/17	1,950,000	1,964,253
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	4,944,000	5,515,507
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	988,579
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	1,875,000	1,887,637
	Voya Financial, Inc. 2.90%, due 2/15/18	1,350,000	1,378,455
			21,308,629
	Iron & Steel 0.4%
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,790,036
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	2,300,000	2,195,318
			3,985,354
	Machinery - Diversified 0.1%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,309,596

	Media 1.5%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	2,500,000	2,902,135
	CCO Safari II LLC
	3.579%, due 7/23/20 (b)	4,900,000	4,863,907
	4.908%, due 7/23/25 (b)	4,375,000	4,354,013
	NBC Universal Media LLC 4.375%, due 4/1/21	4,300,000	4,710,964
			16,831,019
	Mining 0.9%
	Barrick Gold Corp. 4.10%, due 5/1/23	3,175,000	2,809,592
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	2,750,000	2,682,353
	Teck Resources, Ltd. 4.75%, due 1/15/22	3,025,000	1,943,563
	Yamana Gold, Inc. 4.95%, due 7/15/24	2,850,000	2,546,589
			9,982,097
	Miscellaneous - Manufacturing 0.2%
	Carlisle Cos., Inc. 6.125%, due 8/15/16	2,500,000	2,602,690

	Oil & Gas 3.3%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	3,600,000	3,741,192
	BP Capital Markets PLC 3.062%, due 3/17/22	2,750,000	2,756,366
	Continental Resources, Inc. 3.80%, due 6/1/24	3,975,000	3,224,095
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	2,900,000	2,886,924
	Marathon Petroleum Corp. 5.00%, due 9/15/54	2,700,000	2,359,441
	Nabors Industries, Inc. 5.00%, due 9/15/20	4,250,000	4,127,421
	Petroleos Mexicanos
	3.125%, due 1/23/19	2,275,000	2,226,656
	3.50%, due 1/30/23	1,575,000	1,417,500
	5.75%, due 3/1/18	2,000,000	2,116,900
	Shell International Finance B.V. 4.375%, due 5/11/45	5,000,000	4,944,260
	Statoil ASA 3.125%, due 8/17/17	350,000	362,443
	Valero Energy Corp.
	4.90%, due 3/15/45	6,000,000	5,341,332
	6.625%, due 6/15/37	550,000	604,156
			36,108,686
	Pharmaceuticals 2.0%
	AbbVie, Inc. 2.50%, due 5/14/20	4,525,000	4,500,004
	Actavis Funding SCS
	2.45%, due 6/15/19	1,300,000	1,302,396
	3.80%, due 3/15/25	3,025,000	2,922,268
	4.85%, due 6/15/44	2,500,000	2,278,568
	Bayer U.S. Finance LLC
	2.375%, due 10/8/19 (b)	1,275,000	1,291,516
	3.00%, due 10/8/21 (b)	4,550,000	4,621,389
	McKesson Corp. 4.883%, due 3/15/44	3,025,000	3,077,354
	Perrigo Finance PLC 3.50%, due 12/15/21	1,150,000	1,135,403
	Sanofi 4.00%, due 3/29/21	1,000,000	1,078,815
			22,207,713
	Pipelines 2.0%
	Energy Transfer Partners, L.P.
	4.15%, due 10/1/20	5,975,000	6,043,802
	6.50%, due 2/1/42	1,300,000	1,192,933
	Enterprise Products Operating LLC 5.10%, due 2/15/45	3,600,000	3,286,008
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	368,518
	Kinder Morgan, Inc. 3.05%, due 12/1/19	4,500,000	4,418,222
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	1,925,000	1,765,475
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	2,750,000	2,788,250
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	2,350,000	2,174,690
			22,037,898
	Real Estate 0.3%
	ProLogis, L.P. 6.875%, due 3/15/20	1,500,000	1,743,846
	WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, due 9/17/19 (b)	1,450,000	1,443,141
			3,186,987
	Real Estate Investment Trusts 1.4%
	American Campus Communities Operating Partnership, L.P. 3.35%, due 10/1/20	2,350,000	2,378,047
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	3,157,000	3,325,685
	DDR Corp.
	4.625%, due 7/15/22	1,500,000	1,571,031
	4.75%, due 4/15/18	2,000,000	2,116,474
	Hospitality Properties Trust 6.30%, due 6/15/16	1,325,000	1,336,583
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,923,327
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,141,601
	Simon Property Group, L.P. 3.50%, due 9/1/25	1,100,000	1,101,525
			14,894,273
	Retail 0.4%
	CVS Health Corp. 5.125%, due 7/20/45	3,625,000	3,896,705

	Semiconductors & Semiconductor Equipment 0.2%
	Applied Materials, Inc. 2.625%, due 10/1/20	1,950,000	1,955,907

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,476,565

	Sovereign 0.1%
	Export-Import Bank of Korea 1.75%, due 2/27/18	600,000	597,273

	Telecommunications 1.8%
	AT&T, Inc. 4.50%, due 5/15/35	2,500,000	2,287,040
	Orange S.A. 5.375%, due 1/13/42	1,675,000	1,789,081
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	250,000
	Telefonica Emisiones SAU 3.192%, due 4/27/18	5,000,000	5,113,910
	Verizon Communications, Inc.
	3.00%, due 11/1/21	5,000,000	4,986,270
	4.272%, due 1/15/36	866,000	785,363
	4.862%, due 8/21/46	4,047,000	3,794,924
	6.40%, due 9/15/33	90,000	103,104
			19,109,692
	Textiles 0.1%
	Mohawk Industries, Inc. 3.85%, due 2/1/23	925,000	938,315

	Transportation 0.2%
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,634,479

	Total Corporate Bonds (Cost $425,538,167)		428,652,135

	Foreign Government Bonds 0.4%
	Sovereign 0.4%
	Italy Government International Bond 4.75%, due 1/25/16	2,500,000	2,530,575
	Poland Government International Bond 5.00%, due 3/23/22	350,000	391,125
	Turkey Government International Bond 6.75%, due 4/3/18	1,250,000	1,349,000
	Total Foreign Government Bonds (Cost $4,204,013)		4,270,700

	Mortgage-Backed Securities 8.0%
	Agency Collateral (Collateralized Mortgage Obligations) 0.5%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	2,300,000	2,439,304
	Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,525,779
			4,965,083
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.1%
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW11, Class AM 5.522%, due 3/11/39 (d)	500,000	504,862
	Series 2006-T24, Class AM 5.568%, due 10/12/41 (a)	4,000,000	4,154,100
	Series 2007-PW16, Class A4 5.705%, due 6/11/40 (d)	1,700,000	1,795,360
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.357%, due 8/15/26 (a)(b)	1,340,261	1,337,001
	Citigroup Commercial Mortgage Trust
	Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,600,000	1,703,723
	Series 2006-C5, Class A4 5.431%, due 10/15/49	3,696,719	3,795,536
¤	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.249%, due 6/8/30 (a)(b)	3,400,000	3,392,374
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	2,600,000	2,693,207
	Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,413,146
	Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	2,042,019
	Series 2007-C9, Class A4 5.796%, due 12/10/49 (d)	2,370,000	2,512,641
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.65%, due 2/15/39 (a)	2,300,000	2,314,508
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	1,700,000	1,776,672
	GS Mortgage Securities Trust
	Series 2014-GC22, Class A5 3.862%, due 6/10/47	2,600,000	2,765,669
	Series 2015-GC32, Class AS 4.018%, due 7/10/48	3,000,000	3,123,693
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	2,181,272	2,205,574
	Series 2005-CB13, Class A4 5.259%, due 1/12/43 (d)	211,667	211,405
	Series 2006-CB17, Class A4 5.429%, due 12/12/43	4,764,496	4,902,695
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	1,434,412	1,452,851
	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C14, Class A2 3.019%, due 8/15/46	2,600,000	2,699,016
	Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,226,827
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	2,300,000	2,371,282
	Series 2007-C7, Class A3 5.866%, due 9/15/45 (a)	2,986,820	3,216,742
	ML-CFC Commercial Mortgage Trust
	Series 2006-4, Class A3 5.172%, due 12/12/49	1,723,100	1,773,649
	Series 2007-6, Class A4 5.485%, due 3/12/51 (a)	4,350,000	4,541,069
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,014,458
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	3,129,625
	Series 2013-C12, Class A4 4.259%, due 10/15/46	2,600,000	2,847,289
	Morgan Stanley Capital I, Inc.
	Series 2011-C2, Class A2 3.476%, due 6/15/44 (b)	582,235	587,936
	Series 2006-HQ10, Class A4 5.328%, due 11/12/41	693,181	710,526
	Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	2,218,006	2,301,767
	Series 2007-IQ16, Class A4 5.809%, due 12/12/49	3,735,586	3,973,210
	Series 2006-IQ11, Class A4 5.89%, due 10/15/42 (d)	189,095	189,467
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	476,339	489,877
	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A2 2.029%, due 3/15/45	200,000	201,944
			77,371,720
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.4%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (a)	391,860	332,456
	JP Morgan Mortgage Trust Series 2014-2, Class 1A1 3.00%, due 6/25/29 (a)(b)	3,582,943	3,659,361
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37 (c)	1,291,568	757,169
			4,748,986
	Total Mortgage-Backed Securities (Cost $89,021,421)		87,085,789

	Municipal Bonds 0.9%
	California 0.2%
	Sacramento Municipal Utility District 6.322%, due 5/15/36	1,650,000	2,029,830

	Connecticut 0.2%
	State of Connecticut Special Tax Revenue 5.74%, due 12/1/29	1,720,000	2,050,378

	Texas 0.5%
	City of San Antonio, Texas, Water System Revenue 5.502%, due 5/15/29	2,000,000	2,352,560
	Dallas Area Rapid Transit 5.022%, due 12/1/48	700,000	819,063
	Texas Transportation Commission, State Highway Fund 5.178%, due 4/1/30	2,150,000	2,510,190
			5,681,813
	Washington 0.0%‡
	City of Seattle, Washington, Water System Revenue 5.62%, due 8/1/30	340,000	412,032

	Total Municipal Bonds (Cost $10,084,363)		10,174,053

	U.S. Government & Federal Agencies 42.1%
¤	Federal Home Loan Mortgage Corporation 2.3%
	0.75%, due 1/12/18	4,000,000	3,996,648
	1.00%, due 3/8/17	6,500,000	6,541,307
	1.00%, due 7/28/17	6,000,000	6,040,584
	1.00%, due 9/27/17	1,325,000	1,332,227
	1.00%, due 1/11/18	1,600,000	1,600,362
	1.125%, due 5/25/18	1,700,000	1,700,401
	1.45%, due 9/10/18	1,500,000	1,502,092
	6.25%, due 7/15/32	1,600,000	2,260,440
			24,974,061
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.9%
	2.391%, due 12/1/41 (a)	765,778	797,372
	2.50%, due 8/1/27 TBA (e)	2,700,000	2,752,420
	2.50%, due 6/1/28	4,515,040	4,648,185
	3.00%, due 9/1/30	5,200,000	5,417,107
	3.00%, due 9/1/33	2,852,038	2,958,059
	3.00%, due 8/1/43	5,937,279	6,013,950
	3.00%, due 4/1/45	1,188,754	1,202,135
	3.00%, due 6/1/45	4,453,359	4,503,488
	3.00%, due 8/1/45	498,795	504,410
	3.50%, due 12/1/20	1,193,405	1,258,835
	3.50%, due 9/1/25	75,090	79,386
	3.50%, due 11/1/25	39,097	41,345
	3.50%, due 3/1/26	251,607	266,078
	3.50%, due 1/1/29	779,451	822,548
	3.50%, due 3/1/29	34,067	35,940
	3.50%, due 4/1/43 TBA (e)	700,000	728,328
	3.50%, due 9/1/45	17,500,000	18,228,205
	4.00%, due 7/1/23	335,569	354,943
	4.00%, due 8/1/25	136,571	144,539
	4.00%, due 1/1/31	389,280	419,306
	4.00%, due 11/1/41	189,196	201,913
	4.00%, due 1/1/42	199,136	212,513
	4.00%, due 3/1/42 TBA (e)	500,000	532,252
	4.00%, due 4/1/42	4,616,514	4,926,177
	4.00%, due 5/1/44	8,049,831	8,577,709
	4.50%, due 4/1/22	89,299	94,121
	4.50%, due 4/1/23	22,313	23,840
	4.50%, due 6/1/24	56,834	60,910
	4.50%, due 7/1/24	133,169	142,620
	4.50%, due 5/1/25	262,491	279,985
	4.50%, due 4/1/31	371,080	405,007
	4.50%, due 9/1/35	159,753	173,472
	4.50%, due 2/1/39	316,787	344,106
	4.50%, due 6/1/39	510,177	553,442
	4.50%, due 11/1/39	2,594,421	2,814,453
	4.50%, due 8/1/40	223,138	241,997
	4.50%, due 9/1/40	1,187,763	1,288,873
	4.50%, due 11/1/40	504,675	549,079
	4.50%, due 7/1/41	455,143	494,149
	4.50%, due 1/1/44	855,631	926,625
	4.50%, due 11/1/44	332,089	359,471
	5.00%, due 3/1/23	7,989	8,454
	5.00%, due 6/1/23	126,991	137,302
	5.00%, due 8/1/23	15,571	16,833
	5.00%, due 7/1/24	107,348	115,731
	5.00%, due 3/1/25	255,043	275,783
	5.00%, due 6/1/30	305,137	335,037
	5.00%, due 8/1/35	112,779	124,126
	5.00%, due 4/1/37	1,825,498	2,009,813
	5.00%, due 8/1/37	357,809	392,112
	5.00%, due 3/1/40	1,939,061	2,138,076
	5.50%, due 12/1/18	65,609	68,339
	5.50%, due 9/1/21	127,234	137,423
	5.50%, due 9/1/22	90,348	96,791
	5.50%, due 9/1/37	758,420	840,041
	5.50%, due 8/1/38	338,145	374,307
	5.50%, due 12/1/38	963,107	1,066,624
	6.00%, due 7/1/21	402,196	433,409
	6.00%, due 8/1/36	248,876	279,492
	6.00%, due 9/1/37	317,671	358,921
	6.00%, due 5/1/40	824,242	936,842
	6.50%, due 7/1/17	15,996	16,043
	6.50%, due 11/1/35	41,971	48,312
	6.50%, due 8/1/37	55,350	63,277
	6.50%, due 11/1/37	125,229	149,159
	6.50%, due 9/1/39	261,772	299,261
	7.00%, due 1/1/33	544,238	625,989
	7.00%, due 9/1/33	118,092	137,051
			85,863,841
¤	Federal National Mortgage Association 1.9%
	1.00%, due 12/28/17	1,500,000	1,499,874
	1.00%, due 2/15/18	2,700,000	2,699,471
	1.625%, due 1/21/20	4,000,000	4,041,240
	1.75%, due 6/20/19	2,500,000	2,549,040
	1.875%, due 2/19/19	4,300,000	4,399,463
	2.625%, due 9/6/24	5,575,000	5,709,101
			20,898,189
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.1%
	2.238%, due 6/1/42 (a)	804,915	824,129
	2.50%, due 2/1/28	3,156,305	3,247,815
	2.50%, due 5/1/28	3,086,069	3,175,285
	2.50%, due 9/1/28	804,485	827,760
	2.50%, due 6/1/30	2,438,036	2,488,014
	2.50%, due 5/1/43	802,169	786,736
	2.668%, due 1/1/42 (a)	1,587,568	1,679,289
	3.00%, due 2/1/29	5,781,364	6,032,315
	3.00%, due 9/1/29	2,083,123	2,173,720
	3.00%, due 10/1/29	199,999	208,717
	3.00%, due 4/1/35	1,070,256	1,103,173
	3.00%, due 8/1/43	1,167,480	1,186,638
	3.00%, due 9/1/43	2,150,285	2,185,488
	3.00%, due 4/1/45	300,001	304,341
	3.00%, due 9/1/45	18,099,995	18,361,878
	3.50%, due 10/1/20	1,241,789	1,312,048
	3.50%, due 9/1/21	99,383	105,006
	3.50%, due 11/1/28	811,164	858,121
	3.50%, due 4/1/29	266,518	281,973
	3.50%, due 8/1/29	878,582	933,441
	3.50%, due 2/1/32	727,323	769,890
	3.50%, due 4/1/32	989,266	1,047,127
	3.50%, due 10/1/34	675,837	713,881
	3.50%, due 11/1/40	412,102	430,915
	3.50%, due 3/1/42	418,477	436,947
	3.50%, due 9/1/42	476,888	498,683
	3.50%, due 5/1/43 TBA (e)	11,300,000	11,764,290
	3.50%, due 10/1/43	3,831,821	4,004,753
	3.50%, due 12/1/43	240,746	251,475
	3.50%, due 8/1/45	22,699,999	23,702,820
	3.50%, due 9/1/45	300,000	313,254
	4.00%, due 8/1/18	335,064	350,488
	4.00%, due 4/1/20	230,713	241,393
	4.00%, due 10/1/20	129	135
	4.00%, due 3/1/22	121,616	128,509
	4.00%, due 12/1/25	1,738,300	1,850,651
	4.00%, due 4/1/31	594,621	641,087
	4.00%, due 12/1/39	194,020	207,093
	4.00%, due 7/1/40	982,735	1,049,095
	4.00%, due 11/1/41	2,073,784	2,216,041
	4.00%, due 3/1/42	1,583,512	1,693,789
	4.00%, due 5/1/42	2,276,432	2,435,898
	4.00%, due 7/1/42 TBA (e)	500,000	533,340
	4.00%, due 9/1/44	934,156	997,101
	4.00%, due 11/1/44	15,635,126	16,688,672
	4.50%, due 5/1/24	489,301	523,085
	4.50%, due 7/1/26	745,197	800,238
	4.50%, due 4/1/31	530,087	579,502
	4.50%, due 11/1/35	370,236	403,345
	4.50%, due 4/1/41	1,027,841	1,116,554
	4.50%, due 5/1/41	1,474,044	1,602,717
	4.50%, due 7/1/41	3,270,976	3,556,914
	4.50%, due 9/1/41	716,111	778,865
	4.50%, due 9/1/43	365,213	396,362
	4.50%, due 3/1/44	567,412	615,687
	4.50%, due 8/1/44	3,511,049	3,811,981
	4.50%, due 10/1/44	252,767	274,743
	5.00%, due 12/1/23	513,728	553,543
	5.00%, due 4/1/29	86,124	94,764
	5.00%, due 4/1/31	439,747	486,164
	5.00%, due 3/1/34	731,820	820,447
	5.00%, due 4/1/34	869,959	972,406
	5.00%, due 4/1/35	389,385	429,978
	5.00%, due 2/1/36	367,977	405,557
	5.00%, due 5/1/37	697	767
	5.00%, due 6/1/37	426,376	469,200
	5.00%, due 2/1/38	1,349,841	1,487,693
	5.00%, due 5/1/38	718,858	790,979
	5.00%, due 1/1/39	242,498	266,827
	5.00%, due 9/1/39	393,386	435,449
	5.00%, due 10/1/39	427,854	474,280
	5.50%, due 5/1/16	1,166	1,171
	5.50%, due 1/1/21	4,438	4,758
	5.50%, due 12/1/21	8,848	9,616
	5.50%, due 1/1/22	58,184	62,551
	5.50%, due 2/1/22	3,172	3,460
	5.50%, due 10/1/28	781,316	871,553
	5.50%, due 4/1/34	215,008	241,540
	5.50%, due 7/1/35	33,268	37,521
	5.50%, due 2/1/37	1,069,618	1,197,919
	5.50%, due 8/1/37	201,449	225,857
	5.50%, due 2/1/38	140,927	157,236
	5.50%, due 3/1/38	635,096	709,063
	5.50%, due 6/1/38	496,756	556,295
	5.50%, due 7/1/38	120,769	134,703
	5.50%, due 1/1/39	1,123,823	1,259,267
	5.50%, due 2/1/39	453,044	509,477
	5.50%, due 11/1/39	199,697	222,737
	5.50%, due 6/1/40	149,666	167,389
	6.00%, due 3/1/36	84,994	96,104
	6.00%, due 11/1/37	181,875	205,299
	6.00%, due 10/1/38	888,341	1,002,475
	6.00%, due 12/1/38	671,844	759,760
	6.00%, due 4/1/40	310,935	350,203
	6.00%, due 10/1/40	473,161	534,972
	6.50%, due 10/1/36	90,290	103,146
	6.50%, due 1/1/37	264,375	314,149
	6.50%, due 8/1/37	19,275	22,885
	6.50%, due 10/1/37	90,100	102,928
	7.00%, due 9/1/37	73,201	84,815
	7.00%, due 10/1/37	1,734	2,011
	7.00%, due 11/1/37	9,721	12,073
	7.50%, due 7/1/28	30,293	34,249
			153,188,443
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.5%
	3.00%, due 7/15/43	603,188	618,529
	3.00%, due 7/20/43	416,490	427,331
	3.00%, due 8/15/43	1,717,183	1,760,733
	3.00%, due 8/20/43	86,277	88,522
	3.00%, due 12/20/43	178,924	183,582
	3.00%, due 4/20/45	198,879	203,245
	3.00%, due 7/20/45	12,469,451	12,743,198
	3.00%, due 8/20/45	498,845	509,796
	3.50%, due 3/1/42 TBA (e)	10,500,000	10,965,896
	3.50%, due 4/15/43	2,042,455	2,146,529
	3.50%, due 8/20/43	3,196,612	3,357,849
	3.50%, due 9/1/43 TBA (e)	17,700,000	18,545,586
	3.50%, due 11/20/43	3,136,530	3,294,020
	3.50%, due 1/15/45	366,444	383,864
	4.00%, due 12/15/41	278,870	297,432
	4.00%, due 1/20/42	2,355,441	2,526,925
	4.00%, due 2/20/42	939,583	1,007,797
	4.00%, due 4/1/43 TBA (e)	500,000	532,705
	4.00%, due 8/20/43	2,582,288	2,784,661
	4.00%, due 10/20/43	1,511,202	1,614,954
	4.00%, due 3/15/44	174,027	185,614
	4.00%, due 6/20/44	976,808	1,042,977
	4.00%, due 7/15/44	1,710,022	1,823,877
	4.00%, due 8/20/44	3,230,639	3,448,497
	4.00%, due 9/20/44	926,514	987,930
	4.00%, due 8/15/45	698,648	750,185
	4.50%, due 6/15/39	2,332,019	2,536,837
	4.50%, due 6/15/40	511,897	557,238
	4.50%, due 6/20/40	1,081,779	1,176,121
	4.50%, due 9/15/40	1,626,120	1,786,343
	4.50%, due 3/20/41	419,739	456,347
	4.50%, due 4/20/41	336,048	365,357
	4.50%, due 9/20/41	622,603	676,907
	4.50%, due 12/20/41	107,225	116,577
	4.50%, due 4/20/42	220,658	239,904
	4.50%, due 8/20/43	709,139	763,244
	4.50%, due 3/20/44	1,053,469	1,134,037
	4.50%, due 12/20/44	440,419	474,021
	4.50%, due 4/20/45	367,012	395,013
	5.00%, due 1/15/39	85,015	94,471
	5.00%, due 3/15/39	34,222	37,927
	5.00%, due 8/15/39	89,678	99,022
	5.00%, due 9/15/39	883,831	989,009
	5.00%, due 6/15/40	676,975	743,664
	5.00%, due 7/15/40	551,338	611,034
	5.00%, due 9/20/40	2,749,272	3,056,927
	5.00%, due 10/20/41	176,362	197,027
	5.00%, due 8/20/43	162,463	176,665
	5.50%, due 1/20/35	9,026	10,191
	5.50%, due 7/15/35	125,151	141,942
	5.50%, due 8/15/35	95,598	109,462
	5.50%, due 5/15/36	86,386	97,465
	5.50%, due 6/15/38	78,714	88,301
	5.50%, due 1/15/39	199,654	223,973
	5.50%, due 3/20/39	667,458	743,852
	5.50%, due 7/15/39	161,902	181,605
	5.50%, due 12/15/39	56,029	62,847
	5.50%, due 2/15/40	336,703	377,718
	6.00%, due 11/15/37	53,419	60,497
	6.00%, due 12/15/37	374,282	423,427
	6.00%, due 9/15/38	301,813	341,445
	6.00%, due 10/15/38	112,309	127,122
	6.50%, due 3/15/36	112,102	128,540
	6.50%, due 6/15/36	91,319	104,710
	6.50%, due 9/15/36	43,080	49,841
	6.50%, due 7/15/37	103,806	119,027
	7.00%, due 7/15/31	39,989	43,115
			92,351,006
¤	United States Treasury Bonds 2.3%
	3.00%, due 11/15/44	2,995,000	3,058,410
	3.00%, due 5/15/45	3,750,000	3,837,596
	3.375%, due 5/15/44	1,805,000	1,981,035
	4.25%, due 5/15/39	8,400,000	10,586,621
	4.25%, due 11/15/40	2,800,000	3,530,041
	5.375%, due 2/15/31	1,400,000	1,942,975
			24,936,678
¤	United States Treasury Notes 5.1%
	0.625%, due 9/30/17	7,700,000	7,696,389
	1.00%, due 9/15/18	30,700,000	30,770,364
	1.375%, due 9/30/20	8,400,000	8,398,034
	1.625%, due 7/31/19	6,500,000	6,611,547
	1.625%, due 12/31/19	1,375,000	1,395,625
	2.00%, due 8/15/25	765,000	760,956
			55,632,915
	Total U.S. Government & Federal Agencies (Cost $450,365,699)		457,845,133
	Total Long-Term Bonds (Cost $1,071,147,705)		1,078,674,095

	Short-Term Investments 3.2%
	Other Commercial Paper 1.2%
	Johnson & Johnson 0.101%, due 10/2/15 (b)(f)	2,500,000	2,499,993
	Southern California Edison Co. 0.253%, due 10/5/15 (b)(f)	10,000,000	9,999,722
	Total Other Commercial Paper (Cost $12,499,715)		12,499,715

	Repurchase Agreement 2.0%
	TD Securities (U.S.A.) LLC 0.09%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $22,082,055 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 9/30/17, with a Principal Amount of $22,534,300 and a Market Value of $22,523,709)	22,082,000	22,082,000
	Total Repurchase Agreement (Cost $22,082,000)		22,082,000
	Total Short-Term Investments (Cost $34,581,715)		34,581,715
	Total Investments (Cost $1,105,729,420) (g)	102.5%	1,113,255,810
	Other Assets, Less Liabilities	(2.5)	(26,797,345)
	Net Assets	100.0%	$1,086,458,465

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2015.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2015.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2015, the total market value of these securities was $46,354,817, which represented 4.3% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(f)	Interest rate shown represents yield to maturity.
(g)	As of September 30, 2015, cost was $1,105,782,951 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$18,299,622
Gross unrealized depreciation	(10,826,763)
Net unrealized appreciation	$7,472,859

As of September 30, 2015, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	322	December 2015	$70,528,062	$59,150
5-Year United States Treasury Note	208	December 2015	25,067,250	125,609
10-Year United States Treasury Note	18	December 2015	2,317,219	(628)
United States Treasury Long Bond	55	December 2015	8,653,906	(115,156)
United States Treasury Ultra Long Bond	63	December 2015	10,105,594	116,099
			$116,672,031	$185,074

1.	As of September 30, 2015, cash in the amount of $866,100 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's asset and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$90,646,285	$—	$90,646,285
Corporate Bonds	—	428,652,135	—	428,652,135
Foreign Government Bonds	—	4,270,700	—	4,270,700
Mortgage-Backed Securities	—	87,085,789	—	87,085,789
Municipal Bonds	—	10,174,053	—	10,174,053
U.S. Government & Federal Agencies	—	457,845,133	—	457,845,133
Total Long-Term Bonds	—	1,078,674,095	—	1,078,674,095
Short-Term Investments
Other Commercial Paper	—	12,499,715	—	12,499,715
Repurchase Agreement	—	22,082,000	—	22,082,000
Total Short-Term Investments	—	34,581,715	—	34,581,715
Total Investments in Securities	—	1,113,255,810	—	1,113,255,810
Other Financial Instruments
Futures Contracts Long (b)	300,858	—	—	300,858
Total Investments in Securities and Other Financial Instruments	$300,858	$1,113,255,810	$—	$1,113,556,668

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(115,784)	$—	$—	$(115,784)
Total Other Financial Instruments	$(115,784)	$—	$—	$(115,784)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.9%†
Certificates of Deposit 2.8%
JPMorgan Chase Bank N.A. 0.335%, due 10/23/15 (a)	$6,025,000	$6,025,000
Toronto-Dominion Bank (The)
0.303%, due 11/18/15 (a)	6,075,000	6,075,000
0.344%, due 2/12/16 (a)	5,955,000	5,955,000
		18,055,000
Financial Company Commercial Paper 15.4%
American Honda Finance Corp. 0.17%, due 10/23/15 (b)	9,750,000	9,748,987
Caterpillar Financial Services Corp.
0.17%, due 11/23/15 (b)	3,000,000	2,999,249
0.17%, due 12/1/15 (b)	7,000,000	6,997,984
Commonwealth Bank of Australia
0.284%, due 10/7/15 (b)(c)	5,985,000	5,985,000
0.319%, due 4/29/16 (b)(c)	5,900,000	5,900,000
CPPIB Capital, Inc. 0.19%, due 10/26/15 (b)(c)	6,300,000	6,299,169
John Deere Capital Corp. 0.11%, due 10/20/15 (b)(c)	6,200,000	6,199,640
Massachusetts Mutual Life Insurance Co. 0.14%, due 10/7/15 (b)(c)	8,500,000	8,499,802
National Rural Utilities Cooperative Finance Corp.
0.13%, due 10/19/15 (b)	6,200,000	6,199,597
0.13%, due 10/21/15 (b)	7,800,000	7,799,437
0.14%, due 10/26/15 (b)	6,500,000	6,499,368
Nationwide Life Insurance Co.
0.17%, due 10/5/15 (b)(c)	6,250,000	6,249,882
0.25%, due 10/26/15 (b)(c)	3,000,000	2,999,479
PACCAR Financial Corp. 0.16%, due 10/19/15 (b)	10,275,000	10,274,178
Total Capital Canada, Ltd. 0.14%, due 10/22/15 (b)(c)	7,500,000	7,499,387
		100,151,159
Government Agency Debt 9.0%
Federal Agricultural Mortgage Corp. 0.13%, due 10/23/15	4,000,000	3,999,682
Federal Farm Credit Bank 0.09%, due 10/8/15	2,500,000	2,499,956
Federal Home Loan Bank
0.10%, due 10/13/15	20,000,000	19,999,334
0.11%, due 10/23/15	6,200,000	6,199,583
0.12%, due 10/9/15	3,700,000	3,699,901
Federal Home Loan Mortgage Corp. 0.03%, due 11/6/15	16,000,000	15,999,520
Federal National Mortgage Association 0.10%, due 10/14/15	6,000,000	5,999,784
		58,397,760
Other Commercial Paper 52.9%
Abbott Laboratories 0.16%, due 10/22/15 (b)(c)	4,000,000	3,999,627
Air Products & Chemicals, Inc.
0.15%, due 10/19/15 (b)(c)	9,000,000	8,999,325
0.16%, due 10/9/15 (b)(c)	7,000,000	6,999,751
Army and Air Force Exchange Service 0.15%, due 10/20/15 (b)(c)	4,000,000	3,999,683
Brown-Forman Corp. 0.20%, due 10/19/15 (b)(c)	8,250,000	8,249,175
Chevron Corp.
0.16%, due 10/27/15 (b)(c)	7,875,000	7,874,090
0.16%, due 10/28/15 (b)(c)	12,000,000	11,998,560
Coca-Cola Co. (The)
0.15%, due 10/13/15 (b)(c)	10,500,000	10,499,475
0.21%, due 10/13/15 (b)(c)	8,770,000	8,769,386
ConocoPhillips Qatar Funding, Ltd. 0.17%, due 10/9/15 (b)(c)	9,000,000	8,999,660
EMC Corp. 0.29%, due 11/16/15 (b)(c)	9,000,000	8,998,160
Emerson Electric Co. 0.15%, due 10/27/15 (b)(c)	15,000,000	14,998,375
Exxon Mobil Corp. 0.09%, due 10/7/15 (b)	2,700,000	2,699,960
Hershey Co. (The)
0.13%, due 10/5/15 (b)(c)	3,000,000	2,999,957
0.13%, due 10/16/15 (b)(c)	6,000,000	5,999,675
Honeywell International, Inc. 0.24%, due 12/7/15 (b)(c)	6,100,000	6,097,275
Johnson & Johnson 0.05%, due 10/13/15 (b)(c)	5,600,000	5,599,907
Kimberly-Clark Corp. 0.15%, due 10/14/15 (b)(c)	6,200,000	6,199,664
L'Oreal USA, Inc.
0.11%, due 10/26/15 (b)(c)	7,500,000	7,499,427
0.11%, due 10/29/15 (b)(c)	6,500,000	6,499,444
Microsoft Corp. 0.15%, due 11/12/15 (b)(c)	9,000,000	8,998,425
NSTAR Electric Co. 0.15%, due 10/8/15 (b)	3,000,000	2,999,913
PepsiCo, Inc.
0.13%, due 10/21/15 (b)(c)	8,250,000	8,249,404
0.14%, due 11/17/15 (b)(c)	10,000,000	9,998,172
Pfizer, Inc.
0.11%, due 11/3/15 (b)(c)	1,500,000	1,499,849
0.14%, due 11/17/15 (b)(c)	9,750,000	9,748,218
Praxair, Inc. 0.13%, due 11/4/15 (b)	2,000,000	1,999,754
Province of British Columbia
0.13%, due 10/21/15 (b)	5,500,000	5,499,603
0.14%, due 10/20/15 (b)	6,500,000	6,499,520
0.16%, due 10/21/15 (b)	6,000,000	5,999,467
Province of Ontario
0.12%, due 10/13/15 (b)	9,000,000	8,999,640
0.13%, due 10/27/15 (b)	5,000,000	4,999,531
Province of Quebec 0.10%, due 10/6/15 (b)(c)	7,400,000	7,399,897
QUALCOMM, Inc.
0.15%, due 10/6/15 (b)(c)	5,000,000	4,999,889
0.19%, due 12/1/15 (b)(c)	1,500,000	1,499,593
0.23%, due 10/28/15 (b)(c)	6,000,000	5,999,235
Southern California Edison Co.
0.30%, due 10/30/15 (b)(c)	12,300,000	12,297,027
0.30%, due 11/5/15 (b)(c)	6,000,000	5,998,250
United Parcel Service, Inc.
0.10%, due 11/3/15 (b)(c)	9,000,000	8,999,175
0.12%, due 12/2/15 (b)(c)	6,500,000	6,498,657
United Technologies Corp.
0.17%, due 10/27/15 (b)(c)	8,500,000	8,498,956
0.18%, due 10/19/15 (b)(c)	3,500,000	3,499,685
W.W. Grainger, Inc.
0.12%, due 10/20/15 (b)	6,500,000	6,499,588
0.15%, due 10/6/15 (b)	10,125,000	10,124,789
Wal-Mart Stores, Inc. 0.15%, due 11/16/15 (b)(c)	9,750,000	9,748,131
Walt Disney Co. (The)
0.10%, due 10/28/15 (b)(c)	9,625,000	9,624,278
0.14%, due 10/14/15 (b)(c)	7,400,000	7,399,626
WGL Holdings, Inc.
0.27%, due 10/28/15 (b)(c)	3,000,000	2,999,393
0.27%, due 11/6/15 (b)(c)	6,000,000	5,998,380
0.28%, due 10/22/15 (b)(c)	3,000,000	2,999,510
		344,556,131
Other Notes 0.7%
Bank of New York Mellon Corp. (The) 0.524%, due 10/23/15 (a)	3,230,000	3,230,395
Enterprise Fleet Financing LLC Series 2015-1, Class A1 0.36%, due 3/20/16 (c)	1,519,180	1,519,180
		4,749,575
Treasury Debt 11.9%
United States Treasury Notes
0.25%, due 10/31/15	6,050,000	6,050,547
0.25%, due 11/30/15	6,000,000	6,000,852
0.25%, due 12/31/15	6,030,000	6,030,970
0.25%, due 2/29/16	5,945,000	5,945,972
0.375%, due 1/31/16	5,875,000	5,876,334
0.375%, due 3/31/16	6,000,000	6,002,727
0.375%, due 4/30/16	5,845,000	5,847,083
0.375%, due 5/31/16	5,890,000	5,893,272
0.375%, due 10/31/16	6,100,000	6,100,000
0.50%, due 6/30/16	5,910,000	5,917,689
0.50%, due 7/31/16	5,895,000	5,903,408
0.50%, due 8/31/16	5,900,000	5,905,251
0.50%, due 9/30/16	6,100,000	6,104,856
		77,578,961
Treasury Repurchase Agreements 7.2%
Bank of America N.A. 0.12%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $10,000,033 (Collateralized by a United States Treasury Note with a rate of 0.375% and a maturity date of 7/15/25, with a Principal Amount of $10,407,700 and a Market Value of $10,200,049)	10,000,000	10,000,000
Bank of Montreal 0.09%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $10,000,025 (Collateralized by United States Treasury securities with rates between 0.125% and 8.00% and maturity dates between 4/15/16 and 8/15/40, with a Principal Amount of $9,333,700 and a Market Value of $10,200,046)	10,000,000	10,000,000
TD Securities (U.S.A.) LLC 0.09%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $27,321,068 (Collateralized by United States Treasury securities with rates between 0.00% and 0.625% and maturity dates between 9/15/16 and 9/30/17, with a Principal Amount of $27,881,300 and a Market Value of $27,867,480)	27,321,000	27,321,000
		47,321,000
Total Short-Term Investments (Amortized Cost $650,809,586) (d)	99.9%	650,809,586
Other Assets, Less Liabilities	0.1	431,575
Net Assets	100.0%	$651,241,161

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$18,055,000	$—	$18,055,000
Financial Company Commercial Paper	—	100,151,159	—	100,151,159
Government Agency Debt	—	58,397,760	—	58,397,760
Other Commercial Paper	—	344,556,131	—	344,556,131
Other Notes	—	4,749,575	—	4,749,575
Treasury Debt	—	77,578,961	—	77,578,961
Treasury Repurchase Agreements	—	47,321,000	—	47,321,000
Total Investments in Securities	$—	$650,809,586	$—	$650,809,586

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.5% †
	Aerospace & Defense 3.2%
	Boeing Co. (The)	49,751	$6,514,894
	General Dynamics Corp.	34,818	4,803,143
	Huntington Ingalls Industries, Inc.	27,770	2,975,556
	L-3 Communications Holdings, Inc.	1,750	182,910
	Orbital ATK, Inc.	82,736	5,946,236
	Textron, Inc.	42,639	1,604,932
	United Technologies Corp.	1,758	156,444
			22,184,115
	Air Freight & Logistics 0.2%
	FedEx Corp.	1,866	268,666
	United Parcel Service, Inc. Class B	8,546	843,405
			1,112,071
	Airlines 1.6%
	Alaska Air Group, Inc.	19,657	1,561,749
	Delta Air Lines, Inc.	92,931	4,169,814
	JetBlue Airways Corp. (a)	131,692	3,393,703
	Southwest Airlines Co.	594	22,596
	United Continental Holdings, Inc. (a)	34,968	1,855,052
			11,002,914
	Auto Components 0.5%
	Goodyear Tire & Rubber Co. (The)	119,750	3,512,267

	Banks 6.5%
	Bank of America Corp.	619,046	9,644,737
	Citigroup, Inc.	183,019	9,079,573
	Comerica, Inc.	3,510	144,261
	Fifth Third Bancorp	27,734	524,450
¤	JPMorgan Chase & Co.	199,759	12,179,306
	SunTrust Banks, Inc.	99,935	3,821,514
	Wells Fargo & Co.	137,686	7,070,176
	Zions Bancorp.	86,810	2,390,747
			44,854,764
	Beverages 2.8%
	Coca-Cola Co. (The)	170,479	6,839,618
	Coca-Cola Enterprises, Inc.	72,021	3,482,215
	PepsiCo., Inc.	93,989	8,863,163
			19,184,996
	Biotechnology 4.0%
	AbbVie, Inc.	35,156	1,912,838
	Amgen, Inc.	51,418	7,112,138
	Baxalta, Inc.	21,954	691,771
	Biogen, Inc. (a)	10,609	3,095,812
	Celgene Corp. (a)	31,640	3,422,499
	Gilead Sciences, Inc.	88,527	8,692,466
	United Therapeutics Corp. (a)	20,206	2,651,835
			27,579,359
	Capital Markets 1.5%
	Bank of New York Mellon Corp. (The)	124,092	4,858,202
	E*TRADE Financial Corp. (a)	62,442	1,644,098
	Legg Mason, Inc.	30,911	1,286,206
	State Street Corp.	41,586	2,794,995
			10,583,501
	Chemicals 1.7%
	Dow Chemical Co. (The)	91,221	3,867,770
	Eastman Chemical Co.	3,632	235,063
	LyondellBasell Industries N.V. Class A	53,540	4,463,095
	Mosaic Co. (The)	92,356	2,873,195
			11,439,123
	Commercial Services & Supplies 0.8%
	Cintas Corp.	19,992	1,714,314
	Waste Management, Inc.	80,739	4,021,610
			5,735,924
	Communications Equipment 1.8%
	Cisco Systems, Inc.	315,035	8,269,669
	Juniper Networks, Inc.	137,154	3,526,229
	QUALCOMM, Inc.	9,133	490,716
			12,286,614
	Consumer Finance 0.4%
	Discover Financial Services	6,609	343,602
	SLM Corp. (a)	289,249	2,140,443
			2,484,045
	Containers & Packaging 0.9%
	Avery Dennison Corp.	57,526	3,254,246
	Sealed Air Corp.	70,042	3,283,569
			6,537,815
	Diversified Financial Services 1.6%
¤	Berkshire Hathaway, Inc. Class B (a)	80,350	10,477,640
	Nasdaq, Inc.	17,635	940,475
			11,418,115
	Diversified Telecommunication Services 2.6%
	AT&T, Inc.	230,545	7,511,156
¤	Verizon Communications, Inc.	233,716	10,168,983
			17,680,139
	Electric Utilities 0.7%
	American Electric Power Co., Inc.	11,039	627,677
	Entergy Corp.	9,666	629,257
	Exelon Corp.	127,398	3,783,721
			5,040,655
	Electrical Equipment 0.2%
	Emerson Electric Co.	17,564	775,802
	Rockwell Automation, Inc.	8,972	910,389
			1,686,191
	Electronic Equipment, Instruments & Components 0.0%‡
	Ingram Micro, Inc. Class A	956	26,041

	Energy Equipment & Services 0.5%
	Schlumberger, Ltd.	53,665	3,701,275

	Food & Staples Retailing 2.3%
	CVS Health Corp.	76,411	7,372,133
	Kroger Co. (The)	82,692	2,982,701
	Wal-Mart Stores, Inc.	86,917	5,635,698
	Walgreens Boots Alliance, Inc.	152	12,631
			16,003,163
	Food Products 3.0%
	Archer-Daniels-Midland Co.	97,212	4,029,437
	ConAgra Foods, Inc.	68,946	2,793,003
	Flowers Foods, Inc.	116,499	2,882,185
	Hormel Foods Corp.	57,081	3,613,798
	Ingredion, Inc.	36,655	3,200,348
	Post Holdings, Inc. (a)	23,034	1,361,309
	Tyson Foods, Inc. Class A	60,245	2,596,560
			20,476,640
	Health Care Equipment & Supplies 1.9%
	Baxter International, Inc.	22,030	723,685
	C.R. Bard, Inc.	19,302	3,596,156
	DENTSPLY International, Inc.	64,853	3,279,616
	Hologic, Inc. (a)	41,132	1,609,495
	Medtronic PLC	13,211	884,344
	Stryker Corp.	987	92,877
	Varian Medical Systems, Inc. (a)	43,692	3,223,596
			13,409,769
	Health Care Providers & Services 4.4%
	Aetna, Inc.	25,836	2,826,717
	AmerisourceBergen Corp.	39,254	3,728,738
	Anthem, Inc.	32,643	4,570,020
	Centene Corp. (a)	50,328	2,729,287
	Community Health Systems, Inc. (a)	60,179	2,573,856
	Express Scripts Holding Co. (a)	872	70,597
	HCA Holdings, Inc. (a)	48,209	3,729,448
	LifePoint Health, Inc. (a)	5,118	362,866
	UnitedHealth Group, Inc.	58,768	6,817,676
	WellCare Health Plans, Inc. (a)	34,022	2,932,016
			30,341,221
	Hotels, Restaurants & Leisure 2.7%
	Carnival Corp.	80,920	4,021,724
	Cracker Barrel Old Country Store, Inc.	215	31,665
	Darden Restaurants, Inc.	50,908	3,489,234
	Marriott International, Inc. Class A	42,594	2,904,911
	McDonald's Corp.	16,020	1,578,451
	Panera Bread Co. Class A (a)	17,472	3,379,260
	Starbucks Corp.	4,247	241,399
	Starwood Hotels & Resorts Worldwide, Inc.	50,305	3,344,276
			18,990,920
	Household Durables 0.5%
	Leggett & Platt, Inc.	78,112	3,222,120

	Household Products 1.2%
	Procter & Gamble Co. (The)	113,466	8,162,744

	Industrial Conglomerates 1.4%
	3M Co.	17,294	2,451,770
	General Electric Co.	280,864	7,083,390
			9,535,160
	Insurance 4.5%
	Allstate Corp. (The)	70,634	4,113,724
	American International Group, Inc.	107,076	6,084,058
	Hanover Insurance Group, Inc. (The)	39,756	3,089,041
	Hartford Financial Services Group, Inc. (The)	85,311	3,905,538
	Lincoln National Corp.	66,704	3,165,772
	MetLife, Inc.	55,194	2,602,397
	Prudential Financial, Inc.	53,785	4,098,955
	Travelers Cos., Inc. (The)	41,508	4,131,291
			31,190,776
	Internet & Catalog Retail 2.4%
¤	Amazon.com, Inc. (a)	21,553	11,032,765
	Expedia, Inc.	31,000	3,648,080
	Netflix, Inc. (a)	8,555	883,389
	Priceline Group, Inc. (The) (a)	609	753,248
			16,317,482
	Internet Software & Services 3.8%
	eBay, Inc. (a)	44,660	1,091,490
	Facebook, Inc. Class A (a)	85,122	7,652,468
¤	Google, Inc.
	Class A (a)	11,031	7,041,859
	Class C (a)	11,218	6,825,256
	VeriSign, Inc. (a)	47,810	3,373,474
			25,984,547
	IT Services 5.5%
	Accenture PLC Class A	58,163	5,715,096
	Automatic Data Processing, Inc.	18,983	1,525,474
	Computer Sciences Corp.	56,466	3,465,883
	CoreLogic, Inc. (a)	83,283	3,100,626
	International Business Machines Corp.	41,664	6,040,030
	MasterCard, Inc. Class A	39,190	3,531,803
	PayPal Holdings, Inc. (a)	44,679	1,386,836
	Teradata Corp. (a)	59,179	1,713,824
	Total System Services, Inc.	11,388	517,357
	Visa, Inc. Class A	78,139	5,443,163
	Western Union Co. (The)	191,882	3,522,954
	WEX, Inc. (a)	3,633	315,490
	Xerox Corp.	195,276	1,900,035
			38,178,571
	Leisure Products 0.5%
	Hasbro, Inc.	45,881	3,309,855

	Machinery 1.1%
	AGCO Corp.	65,789	3,067,741
	Caterpillar, Inc.	8,773	573,403
	Dover Corp.	32,735	1,871,788
	Trinity Industries, Inc.	89,673	2,032,887
			7,545,819
	Media 2.9%
	Cablevision Systems Corp. Class A	131,002	4,253,635
	CBS Corp. Class B	9,287	370,551
	Comcast Corp. Class A	157,491	8,958,088
	News Corp. Class A	260,156	3,283,169
	Walt Disney Co. (The)	32,138	3,284,504
			20,149,947
	Metals & Mining 0.1%
	Newmont Mining Corp.	4,728	75,979
	Nucor Corp.	6,387	239,832
	Reliance Steel & Aluminum Co.	629	33,972
			349,783
	Multi-Utilities 0.5%
	Consolidated Edison, Inc.	879	58,761
	Public Service Enterprise Group, Inc.	81,980	3,456,277
			3,515,038
	Multiline Retail 1.7%
	Kohl's Corp.	60,778	2,814,629
	Macy's, Inc.	68,378	3,509,159
	Target Corp.	66,741	5,249,847
			11,573,635
	Oil, Gas & Consumable Fuels 5.7%
	Chevron Corp.	88,267	6,962,501
	ConocoPhillips	68,501	3,285,308
	Devon Energy Corp.	717	26,593
	EOG Resources, Inc.	9,754	710,091
¤	Exxon Mobil Corp.	211,768	15,744,951
	Hess Corp.	19,566	979,474
	Marathon Petroleum Corp.	73,030	3,383,480
	Tesoro Corp.	39,588	3,849,537
	Valero Energy Corp.	73,780	4,434,178
			39,376,113
	Pharmaceuticals 5.0%
	Allergan PLC (a)	9,007	2,448,193
	Bristol-Myers Squibb Co.	32,279	1,910,917
	Eli Lilly & Co.	32,790	2,744,195
¤	Johnson & Johnson	134,385	12,544,840
	Mallinckrodt PLC (a)	21,095	1,348,814
	Merck & Co., Inc.	77,076	3,806,783
¤	Pfizer, Inc.	312,868	9,827,184
			34,630,926
	Real Estate Investment Trusts 0.8%
	Crown Castle International Corp.	20,768	1,637,972
	Hospitality Properties Trust	35,231	901,209
	Lamar Advertising Co. Class A	103	5,375
	Simon Property Group, Inc.	2,936	539,402
	Ventas, Inc.	13,406	751,540
	Weyerhaeuser Co.	52,908	1,446,505
			5,282,003
	Real Estate Management & Development 0.5%
	CBRE Group, Inc. Class A (a)	108,491	3,471,712

	Semiconductors & Semiconductor Equipment 2.7%
	First Solar, Inc. (a)	70,523	3,014,858
	Intel Corp.	302,948	9,130,853
	Micron Technology, Inc. (a)	97,364	1,458,513
	NVIDIA Corp.	108,154	2,665,996
	Teradyne, Inc.	119,037	2,143,856
			18,414,076
	Software 4.2%
	Cadence Design Systems, Inc. (a)	32,452	671,108
	Citrix Systems, Inc. (a)	51,417	3,562,170
	Intuit, Inc.	14,248	1,264,510
¤	Microsoft Corp.	399,478	17,680,896
	Oracle Corp.	161,736	5,841,904
			29,020,588
	Specialty Retail 3.2%
	AutoZone, Inc. (a)	314	227,283
	Bed Bath & Beyond, Inc. (a)	29,057	1,656,830
	Best Buy Co., Inc.	97,728	3,627,663
	GameStop Corp. Class A	75,735	3,121,039
	Home Depot, Inc. (The)	25,267	2,918,086
	Lowe's Cos., Inc.	83,693	5,768,122
	Signet Jewelers, Ltd.	3,226	439,155
	Staples, Inc.	258,080	3,027,279
	TJX Cos., Inc. (The)	7,630	544,935
	Williams-Sonoma, Inc.	9,624	734,792
			22,065,184
	Technology Hardware, Storage & Peripherals 4.2%
¤	Apple, Inc.	260,707	28,755,982
	NCR Corp. (a)	27,047	615,319
			29,371,301
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	26,698	772,373
	Michael Kors Holdings, Ltd. (a)	11,959	505,148
	NIKE, Inc. Class B	18,098	2,225,511
	Ralph Lauren Corp.	1,250	147,700
	Under Armour, Inc. Class A (a)	6,807	658,782
			4,309,514
	Thrifts & Mortgage Finance 0.0%‡
	New York Community Bancorp, Inc.	5,278	95,321

	Tobacco 0.7%
	Altria Group, Inc.	29,376	1,598,055
	Philip Morris International, Inc.	29,483	2,338,886
	Reynolds American, Inc.	26,578	1,176,608
			5,113,549
	Total Common Stocks (Cost $651,531,962)		687,457,401

	Exchange-Traded Fund 0.5% (b)
	S&P 500 Index - SPDR Trust Series 1	17,158	3,287,987

	Total Exchange-Traded Fund (Cost $3,429,285)		3,287,987
	Total Investments (Cost $654,961,247) (c)	100.0%	690,745,388
	Other Assets, Less Liabilities	(0.0)‡	(55,083)
	Net Assets	100.0%	$690,690,305

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2015, cost was $657,371,368 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$73,414,069
Gross unrealized depreciation	(40,040,049)
Net unrealized appreciation	$33,374,020

The following abbreviation is used in the preceding pages:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$687,457,401	$—	$—	$687,457,401
Exchange-Traded Fund	3,287,987	—	—	3,287,987
Total Investments in Securities	$690,745,388	$—	$—	$690,745,388

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.9% †
Equity Funds 42.9%
MainStay Cushing MLP Premier Fund Class I	325,794	$5,036,779
MainStay Emerging Markets Opportunities Fund Class I	531,877	4,276,294
MainStay Epoch Global Choice Fund Class I (a)	1,487,094	26,767,686
MainStay Epoch U.S. All Cap Fund Class I	981,560	26,305,804
MainStay ICAP Equity Fund Class I	288,520	13,551,765
MainStay ICAP International Fund Class I	927,470	27,898,286
MainStay International Opportunities Fund Class I (a)	3,318,911	26,285,773
MainStay MAP Fund Class I	625,404	25,422,682
MainStay U.S. Equity Opportunities Fund Class I	3,163,592	26,162,910
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	1,959,644	15,544,461
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	1,669,371	20,873,579
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	2,012,723	14,008,406
MainStay VP International Equity Portfolio Initial Class	791,501	10,465,472
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,260,270	27,723,673
MainStay VP Marketfield Portfolio Initial Class (a)(b)	326,376	2,939,342
MainStay VP Mid Cap Core Portfolio Initial Class	1,551,747	22,877,712
MainStay VP S&P 500 Index Portfolio Initial Class	1,061,312	42,107,419
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,615,354	32,020,323
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,494,271	19,242,373
Total Equity Funds (Cost $423,162,170)		389,510,739

Fixed Income Funds 56.0%
MainStay Short Duration High Yield Fund Class I (a)	4,098,111	39,628,736
MainStay Total Return Bond Fund Class I	3,530,664	36,754,208
MainStay VP Bond Portfolio Initial Class (a)	21,076,916	308,387,515
MainStay VP Floating Rate Portfolio Initial Class (a)	5,806,289	52,094,279
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	3,056,914	30,190,280
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,624,826	13,853,933
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	2,797,556	27,246,975
Total Fixed Income Funds (Cost $516,594,858)		508,155,926
Total Affiliated Investment Companies (Cost $939,757,028)		897,666,665

	Principal Amount
Short-Term Investment 1.2%
Repurchase Agreement 1.2%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $10,691,003 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 6/30/20, with a Principal Amount of $10,615,000 and a Market Value of $10,908,568)	$10,691,003	10,691,003
Total Short-Term Investment (Cost $10,691,003)		10,691,003
Total Investments (Cost $950,448,031) (c)	100.1%	908,357,668
Other Assets, Less Liabilities	(0.1)	(1,068,705)
Net Assets	100.0%	$907,288,963

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2015, cost was $950,968,731 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(42,611,063)
Net unrealized depreciation	$(42,611,063)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$389,510,739	$—	$—	$389,510,739
Fixed Income Funds	508,155,926	—	—	508,155,926
Short-Term Investment
Repurchase Agreement	—	10,691,003	—	10,691,003
Total Investments in Securities	$897,666,665	$10,691,003	$—	$908,357,668

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Principal Amount	Value
	Convertible Securities 87.9%†
	Convertible Bonds 76.8%
	Auto Manufacturers 2.2%
	Fiat Chrysler Automobiles N.V. 7.875%, due 12/15/16	$5,124,700	$6,091,987
	Wabash National Corp. 3.375%, due 5/1/18	5,944,000	6,779,875
			12,871,862
	Biotechnology 5.9%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	6,755,000	8,760,390
	Gilead Sciences, Inc. 1.625%, due 5/1/16	2,625,000	11,257,982
	Illumina, Inc.
	(zero coupon), due 6/15/19	2,699,000	2,973,961
	0.50%, due 6/15/21	4,587,000	5,352,456
	Isis Pharmaceuticals, Inc. 1.00%, due 11/15/21 (a)	2,993,000	2,731,112
	Medicines Co. (The) 1.375%, due 6/1/17	2,787,000	4,070,762
			35,146,663
	Commercial Services 4.8%
	Carriage Services, Inc. 2.75%, due 3/15/21	4,631,000	5,160,671
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19	10,174,000	10,650,906
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	10,798,000	12,309,720
			28,121,297
	Computers 1.3%
	SanDisk Corp. 0.50%, due 10/15/20	7,726,000	7,518,364

	Distribution & Wholesale 0.4%
	WESCO International, Inc. 6.00%, due 9/15/29	1,506,000	2,500,901

	Energy - Alternate Sources 0.9%
	SolarCity Corp. 1.625%, due 11/1/19 (a)	6,870,000	5,388,656

	Finance - Leasing Companies 2.3%
¤	Air Lease Corp. 3.875%, due 12/1/18	10,597,000	13,391,959

	Health Care - Products 6.4%
¤	Danaher Corp. (zero coupon), due 1/22/21	5,805,000	14,312,953
	Hologic, Inc. 2.00%, due 3/1/42 (b)	5,246,000	7,088,658
	Insulet Corp. 2.00%, due 6/15/19	1,958,000	1,811,150
	Teleflex, Inc. 3.875%, due 8/1/17	5,964,000	12,092,010
	Wright Medical Group, Inc. 2.00%, due 2/15/20 (a)	2,309,000	2,207,981
			37,512,752
	Health Care - Services 2.5%
	Anthem, Inc. 2.75%, due 10/15/42	4,852,000	9,164,215
	Molina Healthcare, Inc. 1.625%, due 8/15/44	4,545,000	5,911,341
			15,075,556
	Holding Company - Diversified 0.5%
	Horizon Pharma Investment, Ltd. 2.50%, due 3/15/22 (a)	3,298,000	3,203,183

	Home Builders 0.9%
	Lennar Corp. 3.25%, due 11/15/21 (a)	2,673,000	5,504,709

	Insurance 2.3%
	MGIC Investment Corp.
	2.00%, due 4/1/20	1,963,000	2,826,720
	5.00%, due 5/1/17	5,743,000	6,137,831
	Radian Group, Inc. 2.25%, due 3/1/19	3,014,000	4,558,675
			13,523,226
	Internet 5.0%
	HomeAway, Inc. 0.125%, due 4/1/19	6,754,000	6,264,335
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	4,893,000	5,770,682
	1.00%, due 3/15/18	8,317,000	11,732,168
	Twitter, Inc. 0.25%, due 9/15/19 (a)	6,265,000	5,509,284
			29,276,469
	Iron & Steel 0.5%
	United States Steel Corp. 2.75%, due 4/1/19	3,002,000	2,988,866

	Leisure Time 2.9%
¤	Jarden Corp. 1.875%, due 9/15/18	10,747,000	17,275,802

	Machinery - Diversified 1.1%
	Chart Industries, Inc. 2.00%, due 8/1/18	7,544,000	6,629,290

	Media 0.7%
	Liberty Interactive LLC 3.50%, due 1/15/31	292,000	152,205
	Liberty Media Corp. 1.375%, due 10/15/23	3,916,000	3,722,648
			3,874,853
	Oil & Gas 2.0%
	Whiting Petroleum Corp. 1.25%, due 4/1/20 (a)	14,504,000	11,884,215

	Oil & Gas Services 4.0%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	7,918,000	6,502,657
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/3/17 (a)(c)	10,185,000	12,951,246
	Newpark Resources, Inc. 4.00%, due 10/1/17	2,427,000	2,281,380
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	1,751,000	1,688,621
			23,423,904
	Pharmaceuticals 3.1%
	Array BioPharma, Inc. 3.00%, due 6/1/20	1,951,000	1,932,709
	Depomed, Inc. 2.50%, due 9/1/21	2,729,000	3,254,333
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	9,464,000	12,882,870
			18,069,912
	Real Estate Investment Trusts 2.4%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	4,322,000	5,397,098
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,391,000	8,791,619
			14,188,717
	Semiconductors 12.8%
	InvenSense, Inc. 1.75%, due 11/1/18	2,698,000	2,436,631
	Lam Research Corp. 1.25%, due 5/15/18	4,539,000	5,713,466
	Microchip Technology, Inc. 1.625%, due 2/15/25 (a)	12,426,000	11,952,259
	Micron Technology, Inc. 3.00%, due 11/15/43	13,778,000	11,651,021
	NVIDIA Corp. 1.00%, due 12/1/18	5,473,000	7,227,781
	NXP Semiconductors N.V. 1.00%, due 12/1/19 (a)	9,343,000	10,364,890
¤	ON Semiconductor Corp.
	1.00%, due 12/1/20 (a)	6,774,000	6,337,924
	2.625%, due 12/15/26	5,466,000	6,132,169
	Rambus, Inc. 1.125%, due 8/15/18	2,076,000	2,431,515
	Xilinx, Inc. 2.625%, due 6/15/17	7,468,000	11,164,660
			75,412,316
	Software 9.3%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	5,946,000	6,328,774
	Citrix Systems, Inc. 0.50%, due 4/15/19	2,999,000	3,177,066
¤	Medidata Solutions, Inc. 1.00%, due 8/1/18	11,423,000	12,101,241
	Proofpoint, Inc.
	0.75%, due 6/15/20 (a)	1,386,000	1,456,166
	1.25%, due 12/15/18	3,009,000	4,932,879
	Red Hat, Inc. 0.25%, due 10/1/19 (a)	8,536,000	10,275,210
	Salesforce.com, Inc. 0.25%, due 4/1/18	5,485,000	6,732,838
	Verint Systems, Inc. 1.50%, due 6/1/21	10,140,000	9,715,387
			54,719,561
	Transportation 2.6%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	3,996,000	3,221,775
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	4,408,000	3,958,935
	XPO Logistics, Inc. 4.50%, due 10/1/17	5,676,000	8,489,168
			15,669,878
	Total Convertible Bonds (Cost $438,519,576)		453,172,911

		Shares
	Convertible Preferred Stocks 11.1%
	Chemicals 1.4%
	A. Schulman, Inc. 6.00%	9,735	8,518,125

	Food 1.4%
	Post Holdings, Inc. 3.75%	27,639	3,658,574
	Tyson Foods, Inc. 4.75%	87,752	4,498,168
			8,156,742
	Hand & Machine Tools 2.7%
¤	Stanley Black & Decker, Inc.
	4.75%	76,083	10,202,730
	6.25%	50,521	5,557,310
			15,760,040
	Insurance 0.3%
	Maiden Holdings, Ltd. Series B 7.25%	40,993	2,079,780

	Mining 0.3%
	Alcoa, Inc. 5.375%	59,015	1,971,101

	Oil & Gas 0.8%
	Sanchez Energy Corp. Series A 4.875%	23,784	454,111
	Southwestern Energy Co. Series B 6.25%	129,303	4,018,737
			4,472,848
	Pharmaceuticals 1.0%
	Allergan PLC Series A 5.50%	6,285	5,929,646

	Real Estate Investment Trusts 2.5%
	American Tower Corp. Series A 5.25%	73,206	7,236,413
	Crown Castle International Corp. Series A 4.50%	73,721	7,509,221
			14,745,634
	Telecommunications 0.7%
	T-Mobile U.S., Inc. 5.50%	60,081	4,149,194
	Total Convertible Preferred Stocks (Cost $69,286,215)		65,783,110
	Total Convertible Securities (Cost $507,805,791)		518,956,021

	Common Stocks 4.9%
	Aerospace & Defense 1.2%
	United Technologies Corp.	77,758	6,919,684

	Airlines 1.1%
	Delta Air Lines, Inc.	147,180	6,603,967

	Auto Manufacturers 0.3%
	General Motors Co.	72,307	2,170,656

	Banks 0.7%
	Bank of America Corp.	267,678	4,170,423

	Internet 0.5%
	HomeAway, Inc. (d)	108,085	2,868,576

	Oil & Gas Services 0.8%
	Cameron International Corp. (d)	33,365	2,045,942
	Halliburton Co.	73,392	2,594,407
			4,640,349
	Real Estate Investment Trusts 0.3%
	Welltower, Inc.	26,800	1,627,564

	Total Common Stocks (Cost $32,254,590)		29,001,219

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (d)	634	12,921
Strike Price $18.33 Expires 7/10/19 (d)	634	8,381
Total Warrants (Cost $569)		21,302

	Principal Amount
Short-Term Investment 6.9%
Repurchase Agreement 6.9%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $40,767,163 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $41,070,000 and a Market Value of $41,583,375)	$40,767,163	40,767,163
Total Short-Term Investment (Cost $40,767,163)		40,767,163
Total Investments (Cost $580,828,113) (e)	99.7%	588,745,705
Other Assets, Less Liabilities	0.3	1,542,890
Net Assets	100.0%	$590,288,595

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of September 30, 2015.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 2.2% of the Portfolio's net assets.
(d)	Non-income producing security.
(e)	As of September 30, 2015, cost was $589,623,531 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$49,455,234
Gross unrealized depreciation	(50,333,060)
Net unrealized depreciation	$(877,826)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$453,172,911	$—	$453,172,911
Convertible Preferred Stocks (b)	62,124,536	3,658,574	—	65,783,110
Total Convertible Securities	62,124,536	456,831,485	—	518,956,021
Common Stocks	29,001,219	—	—	29,001,219
Warrants	21,302	—	—	21,302
Short-Term Investment
Repurchase Agreement	—	40,767,163	—	40,767,163
Total Investments in Securities	$91,147,057	$497,598,648	$—	$588,745,705

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 security valued at $3,658,574 is held in Food within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, a convertible preferred stock with a total market value of $765,911 transferred from Level 2 to Level 1. The transfer occurred as a result of a change in the observable nature of the inputs. As of December 31, 2014, the fair value obtained for this security utilized significant observable inputs.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.4% †
	Aerospace & Defense 2.4%
	Textron, Inc.	267,639	$10,073,932

	Banks 2.0%
	First Republic Bank	138,202	8,674,940

	Beverages 4.9%
¤	Coca-Cola Co. (The)	516,916	20,738,670

	Biotechnology 9.9%
¤	Alexion Pharmaceuticals, Inc. (a)	79,310	12,403,291
	Gilead Sciences, Inc.	106,174	10,425,225
	Puma Biotechnology, Inc. (a)	90,525	6,821,964
¤	Vertex Pharmaceuticals, Inc. (a)	118,828	12,374,748
			42,025,228
	Capital Markets 5.1%
	Affiliated Managers Group, Inc. (a)	24,045	4,111,454
	Ameriprise Financial, Inc.	68,905	7,519,603
	Charles Schwab Corp. (The)	357,319	10,205,031
			21,836,088
	Chemicals 2.2%
	Ecolab, Inc.	84,232	9,241,935

	Communications Equipment 1.9%
	Palo Alto Networks, Inc. (a)	46,782	8,046,504

	Health Care Providers & Services 3.7%
	Cigna Corp.	44,653	6,029,048
	Envision Healthcare Holdings, Inc. (a)	141,343	5,200,009
	Humana, Inc.	25,349	4,537,471
			15,766,528
	Health Care Technology 1.4%
	HMS Holdings Corp. (a)	681,089	5,973,150

	Hotels, Restaurants & Leisure 0.8%
	Royal Caribbean Cruises, Ltd.	39,370	3,507,473

	Household Durables 2.8%
	PulteGroup, Inc.	625,768	11,808,242

	Internet & Catalog Retail 5.1%
¤	Amazon.com, Inc. (a)	41,994	21,496,309

	Internet Software & Services 16.1%
	CoStar Group, Inc. (a)	48,027	8,311,553
¤	Facebook, Inc. Class A (a)	236,644	21,274,296
¤	Google, Inc., Class A (a)	42,498	27,129,448
	MercadoLibre, Inc.	55,605	5,063,391
	Pandora Media, Inc. (a)	303,367	6,473,852
			68,252,540
	IT Services 2.2%
	Visa, Inc. Class A	135,573	9,444,015

	Leisure Products 1.6%
	Polaris Industries, Inc.	58,163	6,971,999

	Media 6.4%
	Time Warner, Inc.	79,511	5,466,381
¤	Walt Disney Co. (The)	213,491	21,818,780
			27,285,161
	Multiline Retail 2.7%
	Dollar General Corp.	156,010	11,301,364

	Oil, Gas & Consumable Fuels 3.9%
	Anadarko Petroleum Corp.	191,277	11,551,218
	EOG Resources, Inc.	70,967	5,166,398
			16,717,616
	Pharmaceuticals 1.9%
	Perrigo Co. PLC	51,395	8,082,892

	Road & Rail 2.5%
	J.B. Hunt Transport Services, Inc.	150,476	10,743,986

	Software 5.2%
	Imperva, Inc. (a)	66,768	4,371,969
¤	Salesforce.com, Inc. (a)	184,773	12,828,789
	Tableau Software, Inc. Class A (a)	59,109	4,715,716
			21,916,474
	Specialty Retail 7.1%
¤	Home Depot, Inc. (The)	184,222	21,275,799
	Ross Stores, Inc.	183,189	8,879,171
			30,154,970
	Technology Hardware, Storage & Peripherals 4.2%
¤	Apple, Inc.	163,225	18,003,717

	Textiles, Apparel & Luxury Goods 2.5%
	NIKE, Inc. Class B	88,299	10,858,128

	Trading Companies & Distributors 0.9%
	HD Supply Holdings, Inc. (a)	127,469	3,648,163

	Total Common Stocks (Cost $415,780,060)		422,570,024

	Principal Amount
Short-Term Investment 0.4%
Repurchase Agreement 0.4%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $1,558,457 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 7/31/20, with a Principal Amount of $1,540,000 and a Market Value of $1,590,050)	$1,558,457	1,558,457
Total Short-Term Investment (Cost $1,558,457)		1,558,457
Total Investments (Cost $417,338,517) (b)	99.8%	424,128,481
Other Assets, Less Liabilities	0.2	938,761
Net Assets	100.0%	$425,067,242

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2015, cost was $419,360,537 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$33,102,643
Gross unrealized depreciation	(28,334,699)
Net unrealized appreciation	$4,767,944

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$422,570,024	$—	$—	$422,570,024
Short-Term Investment
Repurchase Agreement	—	1,558,457	—	1,558,457
Total Investments in Securities	$422,570,024	$1,558,457	$—	$424,128,481

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cushing Renaissance Advantage Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 88.4% †
	Air Freight & Logistics 2.0%
	XPO Logistics, Inc. (a)	93,283	$2,222,934

	Chemicals 17.3%
	Air Products & Chemicals, Inc.	8,887	1,133,803
	Axalta Coating Systems, Ltd. (a)	89,529	2,268,665
¤	Dow Chemical Co. (The)	92,965	3,941,716
	LyondellBasell Industries N.V. Class A	33,688	2,808,232
	PPG Industries, Inc.	21,319	1,869,463
¤	Sherwin-Williams Co. (The)	17,056	3,799,736
¤	Westlake Chemical Corp.	63,883	3,314,889
			19,136,504
	Commercial Services & Supplies 0.6%
	Mobile Mini, Inc.	20,257	623,713

	Construction & Engineering 1.4%
	Jacobs Engineering Group, Inc. (a)	42,300	1,583,289

	Containers & Packaging 4.9%
¤	Sealed Air Corp.	116,286	5,451,488

	Industrial Conglomerates 1.0%
	General Electric Co.	42,960	1,083,451

	Machinery 8.5%
	Greenbrier Cos., Inc. (The)	19,759	634,461
	ITT Corp.	68,510	2,290,289
	Lincoln Electric Holdings, Inc.	10,435	547,107
	WABCO Holdings, Inc. (a)	4,065	426,134
¤	Wabtec Corp.	62,014	5,460,333
			9,358,324
	Marine 0.7%
	Kirby Corp. (a)	12,982	804,235

	Multi-Utilities 9.2%
¤	Dominion Resources, Inc.	66,404	4,673,513
¤	Sempra Energy	56,205	5,436,148
			10,109,661
	Oil, Gas & Consumable Fuels 29.5%
	Capital Product Partners, L.P.	285,564	1,759,074
	Cheniere Energy, Inc. (a)	22,910	1,106,553
	Energy Transfer Equity, L.P.	43,201	899,013
	Energy Transfer Partners, L.P.	23,469	963,872
	GasLog Partners, L.P.	124,401	2,006,588
	GasLog, Ltd.	173,279	1,666,944
	Genesis Energy, L.P.	41,237	1,581,027
	Golar LNG, Ltd.	82,631	2,303,752
	Hoegh LNG Partners, L.P.	14,462	235,008
	Kinder Morgan, Inc.	38,857	1,075,562
¤	Marathon Petroleum Corp.	86,008	3,984,751
¤	Phillips 66	74,647	5,735,875
	RSP Permian, Inc. (a)	122,837	2,487,449
	Sunoco Logistics Partners, L.P.	42,787	1,226,275
	Teekay Corp.	91,937	2,725,013
	Tesoro Corp.	12,935	1,257,799
	Valero Energy Corp.	26,509	1,593,191
			32,607,746
	Road & Rail 11.7%
	Canadian Pacific Railway, Ltd.	11,663	1,674,457
	CSX Corp.	82,606	2,222,101
	J.B. Hunt Transport Services, Inc.	14,953	1,067,644
	Old Dominion Freight Line, Inc. (a)	39,742	2,424,262
¤	Ryder System, Inc.	49,215	3,643,879
	Swift Transportation Co. (a)	129,654	1,947,403
			12,979,746
	Trading Companies & Distributors 1.6%
	Fortress Transportation & Infrastructure Investors LLC	67,536	866,487
	Neff Corp. (a)	86,196	481,836
	United Rentals, Inc. (a)	7,003	420,530
			1,768,853
	Total Common Stocks (Cost $117,588,645)		97,729,944

		Principal Amount
	Short-Term Investment 10.8%
	Repurchase Agreement 10.8%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $11,908,322 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 6/30/20, with a Principal Amount of $11,820,000 and a Market Value of $12,146,894)	$11,908,322	11,908,322
	Total Short-Term Investment (Cost $11,908,322)		11,908,322
	Total Investments (Cost $129,496,967) (b)	99.2%	109,638,266
	Other Assets, Less Liabilities	0.8	848,751
	Net Assets	100.0%	$110,487,017

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2015, cost was $129,496,967 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$256,387
Gross unrealized depreciation	(20,115,088)
Net unrealized depreciation	$(19,858,701)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$97,729,944	$—	$—	$97,729,944
Short-Term Investment
Repurchase Agreement	—	11,908,322	—	11,908,322
Total Investments in Securities	$97,729,944	$11,908,322	$—	$109,638,266

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.0% †
	Aerospace & Defense 1.9%
¤	Hexcel Corp.	167,776	$7,526,431

	Air Freight & Logistics 0.7%
	Echo Global Logistics, Inc. (a)	147,055	2,882,278

	Airlines 3.4%
¤	JetBlue Airways Corp. (a)	520,133	13,403,827

	Banks 1.2%
	Synovus Financial Corp.	55,367	1,638,863
	UMB Financial Corp.	65,624	3,334,356
			4,973,219
	Biotechnology 9.7%
	Acorda Therapeutics, Inc. (a)	122,233	3,240,397
	Aimmune Therapeutics, Inc. (a)	90,398	2,288,877
	Akebia Therapeutics, Inc. (a)	226,543	2,188,405
	Alder Biopharmaceuticals, Inc. (a)	85,578	2,803,535
¤	Anacor Pharmaceuticals, Inc. (a)	65,596	7,721,305
	Atara Biotherapeutics, Inc. (a)	22,175	697,182
	Chimerix, Inc. (a)	71,053	2,714,225
	Dyax Corp. (a)	89,000	1,699,010
	Enanta Pharmaceuticals, Inc. (a)	50,875	1,838,623
	Neurocrine Biosciences, Inc. (a)	65,885	2,621,564
	Ophthotech Corp. (a)	95,423	3,866,540
	Portola Pharmaceuticals, Inc. (a)	70,526	3,005,818
	Sage Therapeutics, Inc. (a)	53,179	2,250,535
	Ultragenyx Pharmaceutical, Inc. (a)	19,624	1,889,988
			38,826,004
	Building Products 1.3%
	PGT, Inc. (a)	154,612	1,898,635
	Trex Co., Inc. (a)	100,041	3,334,367
			5,233,002
	Capital Markets 1.7%
	Fortress Investment Group LLC Class A	361,666	2,007,246
	Stifel Financial Corp. (a)	116,280	4,895,388
			6,902,634
	Chemicals 2.6%
	Huntsman Corp.	150,598	1,459,294
¤	Quaker Chemical Corp.	114,973	8,862,119
			10,321,413
	Commercial Services & Supplies 1.6%
	Waste Connections, Inc.	131,880	6,406,730

	Communications Equipment 1.4%
	Finisar Corp. (a)	120,295	1,338,883
	Palo Alto Networks, Inc. (a)	23,978	4,124,216
			5,463,099
	Construction & Engineering 0.9%
	EMCOR Group, Inc.	50,177	2,220,332
	Northwest Pipe Co. (a)	107,189	1,399,889
			3,620,221
	Construction Materials 2.0%
	Headwaters, Inc. (a)	101,686	1,911,697
	Martin Marietta Materials, Inc.	29,030	4,411,108
	Summit Materials, Inc. Class A (a)	90,105	1,691,271
			8,014,076
	Consumer Finance 0.3%
	PRA Group, Inc. (a)	26,268	1,390,103

	Distributors 0.7%
	Pool Corp.	39,312	2,842,258

	Diversified Consumer Services 1.8%
	Bright Horizons Family Solutions, Inc. (a)	60,212	3,868,019
	Grand Canyon Education, Inc. (a)	45,340	1,722,467
	Sotheby's	46,545	1,488,509
			7,078,995
	Electrical Equipment 0.7%
	Thermon Group Holdings, Inc. (a)	134,814	2,770,428

	Electronic Equipment, Instruments & Components 3.2%
	Cognex Corp.	72,938	2,506,879
	Coherent, Inc. (a)	68,138	3,727,149
	IPG Photonics Corp. (a)	86,136	6,543,752
			12,777,780
	Energy Equipment & Services 0.3%
	Geospace Technologies Corp. (a)	88,296	1,219,368

	Food & Staples Retailing 1.9%
	Casey's General Stores, Inc.	38,740	3,987,121
	Natural Grocers by Vitamin Cottage, Inc. (a)	157,840	3,581,389
			7,568,510
	Food Products 0.9%
	WhiteWave Foods Co. (The) (a)	90,466	3,632,210

	Health Care Equipment & Supplies 5.9%
	DexCom, Inc. (a)	27,185	2,334,104
	Natus Medical, Inc. (a)	172,818	6,817,670
	NuVasive, Inc. (a)	39,468	1,903,147
	STERIS Corp.	45,909	2,982,708
¤	Thoratec Corp. (a)	112,422	7,111,816
	Zeltiq Aesthetics, Inc. (a)	79,181	2,536,167
			23,685,612
	Health Care Providers & Services 5.3%
	Acadia Healthcare Co., Inc. (a)	51,011	3,380,499
	Air Methods Corp. (a)	70,309	2,396,834
¤	Centene Corp. (a)	133,843	7,258,306
	ExamWorks Group, Inc. (a)	54,725	1,600,159
	HealthSouth Corp.	72,718	2,790,190
	Team Health Holdings, Inc. (a)	71,753	3,876,814
			21,302,802
	Health Care Technology 1.6%
	HMS Holdings Corp. (a)	209,128	1,834,052
	MedAssets, Inc. (a)	117,629	2,359,638
	Medidata Solutions, Inc. (a)	53,589	2,256,633
			6,450,323
	Hotels, Restaurants & Leisure 4.5%
	Belmond, Ltd. Class A (a)	566,375	5,726,051
	Bojangles', Inc. (a)	80,241	1,356,073
	Buffalo Wild Wings, Inc. (a)	13,803	2,669,914
	Chuy's Holdings, Inc. (a)	96,742	2,747,473
	Cracker Barrel Old Country Store, Inc.	12,949	1,907,129
	Penn National Gaming, Inc. (a)	120,996	2,030,313
	Vail Resorts, Inc.	13,202	1,381,985
			17,818,938
	Household Durables 2.4%
	KB Home	175,806	2,382,172
¤	Universal Electronics, Inc. (a)	167,707	7,048,725
			9,430,897
	Insurance 0.7%
	Enstar Group, Ltd. (a)	17,753	2,662,950

	Internet Software & Services 3.8%
	Cornerstone OnDemand, Inc. (a)	123,894	4,088,502
	Demandware, Inc. (a)	82,947	4,286,701
	HomeAway, Inc. (a)	86,461	2,294,675
	WebMD Health Corp. (a)	66,157	2,635,695
	Zillow Group, Inc. Class A (a)	25,352	728,363
	Zillow Group, Inc. Class C (a)	50,704	1,369,008
			15,402,944
	IT Services 0.6%
	Everi Holdings, Inc. (a)	442,154	2,268,250

	Leisure Products 1.1%
	Brunswick Corp.	89,105	4,267,238

	Life Sciences Tools & Services 0.9%
	PAREXEL International Corp. (a)	56,643	3,507,335

	Machinery 3.5%
	Chart Industries, Inc. (a)	59,032	1,134,005
	Colfax Corp. (a)	70,469	2,107,728
	John Bean Technologies Corp.	56,582	2,164,261
	Proto Labs, Inc. (a)	29,413	1,970,671
	WABCO Holdings, Inc. (a)	33,746	3,537,593
	Woodward, Inc.	73,449	2,989,374
			13,903,632
	Oil, Gas & Consumable Fuels 1.7%
	Rice Energy, Inc. (a)	207,918	3,359,955
	RSP Permian, Inc. (a)	170,760	3,457,890
			6,817,845
	Pharmaceuticals 1.3%
	Medicines Co. (The) (a)	50,552	1,918,954
	Prestige Brands Holdings, Inc. (a)	72,858	3,290,267
			5,209,221
	Professional Services 0.5%
	Advisory Board Co. (The) (a)	39,972	1,820,325

	Real Estate Investment Trusts 1.0%
	GEO Group, Inc. (The)	140,629	4,182,306

	Road & Rail 1.0%
	Landstar System, Inc.	62,136	3,943,772

	Semiconductors & Semiconductor Equipment 3.3%
¤	Cavium, Inc. (a)	128,102	7,861,620
	Qorvo, Inc. (a)	50,721	2,284,981
	Veeco Instruments, Inc. (a)	140,583	2,883,357
			13,029,958
	Software 12.0%
	Aspen Technology, Inc. (a)	78,779	2,986,512
	Fortinet, Inc. (a)	163,139	6,930,145
	Guidewire Software, Inc. (a)	82,297	4,327,176
¤	Imperva, Inc. (a)	133,619	8,749,372
	Manhattan Associates, Inc. (a)	54,150	3,373,545
	Paylocity Holding Corp. (a)	123,938	3,716,901
	PTC, Inc. (a)	122,113	3,875,867
	Qualys, Inc. (a)	156,441	4,452,311
	Tableau Software, Inc. Class A (a)	39,357	3,139,901
	Ultimate Software Group, Inc. (The) (a)	29,462	5,273,993
	Varonis Systems, Inc. (a)	70,761	1,102,456
			47,928,179
	Specialty Retail 4.6%
¤	Genesco, Inc. (a)	190,919	10,895,747
	MarineMax, Inc. (a)	124,976	1,765,911
	Vitamin Shoppe, Inc. (a)	174,347	5,690,686
			18,352,344
	Textiles, Apparel & Luxury Goods 1.7%
	Steven Madden, Ltd. (a)	119,104	4,361,589
	Tumi Holdings, Inc. (a)	145,633	2,566,053
			6,927,642
	Thrifts & Mortgage Finance 0.9%
	MGIC Investment Corp. (a)	402,823	3,730,141

	Trading Companies & Distributors 0.5%
	Air Lease Corp.	66,662	2,061,189

	Total Common Stocks (Cost $371,428,251)		387,556,429

	Principal Amount
Short-Term Investment 3.0%
Repurchase Agreement 3.0%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $12,124,697 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 7/31/20, with a Principal Amount of $11,980,000 and a Market Value of $12,369,350)	$12,124,697	12,124,697
Total Short-Term Investment (Cost $12,124,697)		12,124,697
Total Investments (Cost $383,552,948) (b)	100.0%	399,681,126
Other Assets, Less Liabilities	0.0 ‡	110,666
Net Assets	100.0%	$399,791,792

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of September 30, 2015, cost was $384,006,983 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$60,066,945
Gross unrealized depreciation	(44,392,802)
Net unrealized appreciation	$15,674,143

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$387,556,429	$—	$—	$387,556,429
Short-Term Investment
Repurchase Agreement	—	12,124,697	—	12,124,697
Total Investments in Securities	$387,556,429	$12,124,697	$—	$399,681,126

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 85.2% †
	Brazil 4.3%
	Ambev S.A. (Beverages)	215,300	$1,054,641
	Banco Bradesco S.A. (Banks)	68,420	407,638
	Banco do Brasil S.A. (Banks)	88,488	339,265
	BB Seguridade Participacoes S.A. (Insurance)	177,000	1,107,673
	BRF S.A. (Food Products)	54,300	966,840
	Centrais Eletricas Brasileiras S.A. (Electric Utilities) (a)	70,600	93,492
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, Restaurants & Leisure)	8,900	30,980
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	139,600	291,207
	Equatorial Energia S.A. (Electric Utilities)	110,000	939,488
	Estacio Participacoes S.A. (Diversified Consumer Services)	101,900	362,414
	Even Construtora e Incorporadora S.A. (Household Durables)	30,000	26,031
	Fibria Celulose S.A. (Paper & Forest Products)	40,100	544,175
	Fleury S.A. (Health Care Providers & Services)	18,000	73,780
	JBS S.A. (Food Products)	127,200	539,024
	Lojas Renner S.A. (Multiline Retail)	220,000	1,021,062
	MRV Engenharia e Participacoes S.A. (Household Durables)	161,200	247,625
	Multiplus S.A. (Media)	13,700	110,478
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels) (a)	239,600	516,127
	Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	110,000	404,800
	Porto Seguro S.A. (Insurance)	15,000	113,886
	Raia Drogasil S.A. (Food & Staples Retailing)	178,700	1,762,434
	Sao Martinho S.A. (Food Products)	17,100	169,081
	Ser Educacional S.A. (Diversified Consumer Services)	62,530	135,170
	Smiles S.A. (Media)	61,900	469,188
	Sul America S.A. (Insurance)	47,300	212,966
	Transmissora Alianca de Energia Eletrica S.A. (Electric Utilities)	81,000	389,625
	Ultrapar Participacoes S.A. (Oil, Gas & Consumable Fuels)	104,000	1,752,352
	Via Varejo S.A. (Specialty Retail)	181,500	181,294
	WEG S.A. (Machinery)	300,000	1,169,126
			15,431,862
	Chile 0.8%
	Aguas Andinas S.A. Class A (Water Utilities)	407,848	212,117
	Banco de Chile (Banks)	2,704,608	282,027
	Banco de Credito e Inversiones (Banks)	9,882	403,907
	Banco Santander Chile (Banks)	2,947,872	133,791
	Cencosud S.A. (Food & Staples Retailing)	125,918	245,130
	Corpbanca S.A. (Banks)	39,585,383	349,198
	Empresa Nacional de Electricidad S.A. (Independent Power & Renewable Electricity Producers)	264,756	311,251
	Empresas CMPC S.A. (Paper & Forest Products)	193,069	496,517
	Enersis S.A. (Electric Utilities)	1,252,143	314,819
	SONDA S.A. (IT Services)	1,154	1,738
			2,750,495
	China 22.8%
	361 Degrees International, Ltd. (Textiles, Apparel & Luxury Goods)	442,000	136,877
	Air China, Ltd. Class H (Airlines)	666,000	530,218
	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	19,500	1,149,915
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	549,000	1,420,307
	Autohome, Inc., ADR (Internet Software & Services) (a)	39,000	1,268,670
	AVIC International Holdings, Ltd. Class H (Electronic Equipment, Instruments & Components)	384,000	203,147
	Bank of China, Ltd. Class H (Banks)	7,043,000	3,026,199
	Bank of Communications Co., Ltd. Class H (Banks)	801,000	555,012
	Baoye Group Co., Ltd. Class H (Construction & Engineering)	100,000	61,032
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	544,000	507,496
	Boer Power Holdings, Ltd. (Electrical Equipment)	49,000	82,825
	Car, Inc. (Road & Rail) (a)	600,000	865,543
	Central China Securities Co., Ltd. Class H (Capital Markets)	255,000	131,283
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	355,000	435,617
¤	China Construction Bank Corp. Class H (Banks)	9,230,000	6,133,444
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods)	1,527,000	366,478
	China Everbright Bank Co., Ltd. Class H (Banks)	1,217,000	527,625
	China Everbright International, Ltd. (Commercial Services & Supplies)	1,100,000	1,544,248
	China Everbright, Ltd. (Capital Markets)	250,000	569,029
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	505,000	491,965
	China Hongqiao Group, Ltd. (Metals & Mining)	894,500	421,278
	China International Marine Containers Group Co., Ltd. Class H (Machinery)	158,300	277,789
	China Lesso Group Holdings, Ltd. (Building Products)	561,000	448,073
	China Life Insurance Co., Ltd. Class H (Insurance)	1,049,000	3,627,486
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	125,000	106,773
	China Lumena New Materials Corp. (Chemicals) (a) (b) (c)	260,000	2,097
	China Merchants Bank Co., Ltd. Class H (Banks)	816,000	1,968,916
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a) (b) (c)	75,000	4,563
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	666,500	7,868,949
	China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	800,000	2,420,630
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	2,550,000	1,556,313
	China Power International Development, Ltd. (Independent Power & Renewable Electricity Producers)	817,000	532,364
	China Resources Enterprise, Ltd. (Food & Staples Retailing)	332,000	616,017
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	296,000	670,674
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	182,000	278,517
	China Southern Airlines Co., Ltd. Class H (Airlines)	756,000	556,998
	China State Construction International Holdings, Ltd. (Construction & Engineering)	1,500,000	2,148,373
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	1,650,000	789,866
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	921,000	522,887
	CITIC Securities Co., Ltd. Class H (Capital Markets)	709,500	1,267,021
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	1,696,000	1,737,568
	Datang International Power Generation Co., Ltd. Class H (Independent Power & Renewable Electricity Producers)	1,276,000	479,114
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	532,000	663,108
	Dongyue Group, Ltd. (Chemicals)	631,000	163,652
	Evergrande Real Estate Group, Ltd. (Real Estate Management & Development)	1,032,000	585,906
	Fosun International, Ltd. (Industrial Conglomerates)	216,500	370,981
	Fufeng Group, Ltd. (Chemicals)	162,000	66,263
	Gf Securities Co., Ltd. Class H (Capital Markets) (a)	289,000	524,299
	Guangzhou R&F Properties Co., Ltd. Class H (Real Estate Management & Development)	242,800	218,989
	Huadian Power International Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	624,000	485,509
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	588,000	633,518
	Huaneng Renewables Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	1,118,000	415,461
	iKang Healthcare Group, Inc., ADR (Health Care Providers & Services) (a)	57,000	843,600
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	5,092,000	2,930,345
	Jiangnan Group, Ltd. (Electrical Equipment)	2,162,000	446,346
	Jiangsu Expressway Co., Ltd. Class H (Transportation Infrastructure)	248,000	316,798
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	168,000	83,241
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	301,000	121,953
	Maoye International Holdings, Ltd. (Multiline Retail)	450,000	58,645
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering) (b) (c)	2,013,150	650,048
	New China Life Insurance Co., Ltd. Class H (Insurance)	10,300	44,256
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	407,000	103,456
	PICC Property & Casualty Co., Ltd. Class H (Insurance)	258,000	502,681
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	670,000	3,319,721
	Real Nutriceutical Group, Ltd. (Personal Products)	1,379,000	233,094
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	6,208,000	568,729
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	107,000	41,281
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	26,000	57,367
	Shenzhou International Group Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	171,000	880,368
	Shui On Land, Ltd. (Real Estate Management & Development)	569,500	131,535
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals) (b) (c)	1,330,000	188,773
	Sinotruk Hong Kong, Ltd. (Machinery)	50,000	17,871
	Skyworth Digital Holdings, Ltd. (Household Durables)	740,000	500,332
	Sunac China Holdings, Ltd. (Real Estate Management & Development)	911,000	479,594
	TCL Multimedia Technology Holdings, Ltd. (Household Durables)	166,000	73,896
¤	Tencent Holdings, Ltd. (Internet Software & Services)	606,000	10,125,999
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	105,000	72,483
	Tianjin Development Holdings (Multi-Utilities)	248,000	153,279
	Tianjin Zhong Xin Pharm Co. S Common Stock Cny1. (Pharmaceuticals)	31,900	33,814
	Universal Health International Group Holding, Ltd. (Health Care Providers & Services)	853,000	280,663
	Vipshop Holdings, Ltd., ADR (Internet & Catalog Retail) (a)	60,000	1,008,000
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	192,500	77,496
	Wumart Stores, Inc. Class H (Food & Staples Retailing) (a)	46,000	18,459
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors)	223,000	172,356
	Xinjiang Goldwind Science & Technology Co., Ltd. Class H (Electrical Equipment)	106,600	185,689
	Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	5,700,000	1,949,020
	XTEP International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	339,000	169,280
	Yuexiu Transport Infrastructure, Ltd. (Transportation Infrastructure)	96,000	60,573
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	500,000	547,093
	Zhuzhou CSR Times Electric Co., Ltd. Class H (Electrical Equipment)	240,000	1,772,892
	Zijin Mining Group Co., Ltd. Class H (Metals & Mining)	1,928,000	505,008
			82,162,916
	Colombia 0.1%
	Almacenes Exito S.A. (Food & Staples Retailing)	22,786	97,850
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	238,144	102,575
			200,425
	Czech Republic 0.1%
	Ceska Telekomunikacni Infrastruktura A.S. (Diversified Telecommunication Services) (a)	13,171	92,015
	CEZ A.S. (Electric Utilities)	8,650	179,941
	Pegas Nonwovens S.A. (Textiles, Apparel & Luxury Goods)	3,493	123,377
			395,333
	Egypt 1.1%
	Commercial International Bank Egypt S.A.E. (Banks)	589,152	3,735,758
	Telecom Egypt Co. (Diversified Telecommunication Services)	208,678	184,424
			3,920,182
	Hong Kong 0.7%
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	23,000	19,884
	China Gas Holdings, Ltd. (Gas Utilities)	1,050,000	1,438,829
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment)	277,000	58,974
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	20,000	17,084
	Digital China Holdings, Ltd. (Electronic Equipment, Instruments & Components)	74,000	68,652
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment) (a)	2,992,000	579,093
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	192,000	99,344
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	48,000	58,838
			2,340,698
	Hungary 0.7%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	17,452	760,154
	OTP Bank PLC (Banks)	30,793	593,243
	Richter Gedeon Nyrt (Pharmaceuticals)	74,322	1,180,185
			2,533,582
	India 1.3%
	Dr. Reddy's Laboratories, Ltd., ADR (Pharmaceuticals)	16,000	1,022,560
	ICICI Bank, Ltd., Sponsored ADR (Banks)	100,000	838,000
	Infosys, Ltd., Sponsored ADR (IT Services)	56,000	1,069,040
	Reliance Industries, Ltd., Sponsored GDR (Oil, Gas & Consumable Fuels) (d)	40,000	1,040,000
	State Bank of India, GDR (Banks)	20,000	727,000
	Tata Motors, Ltd., Sponsored ADR (Automobiles) (a)	6,500	146,250
			4,842,850
	Indonesia 1.5%
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	1,450,000	856,143
	Indofood Sukses Makmur Tbk PT (Food Products)	623,700	234,154
	Matahari Department Store Tbk PT (Multiline Retail)	1,100,000	1,208,874
	Pembangunan Perumahan Persero Tbk PT (Construction & Engineering)	4,000,000	946,075
	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	11,485,500	2,073,662
	United Tractors Tbk PT (Machinery)	55,700	66,441
			5,385,349
	Jordan 0.4%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	43,000	1,483,100

	Malaysia 1.8%
	Astro Malaysia Holdings BHD (Media)	1,600,000	1,026,446
	Berjaya Auto BHD (Specialty Retail)	421,600	187,985
	Coastal Contracts BHD (Machinery)	140,600	59,813
	Dialog Group BHD (Construction & Engineering)	2,500,000	909,970
	Hong Leong Financial Group BHD (Banks)	13,500	42,996
	IOI Properties Group BHD (Real Estate Management & Development)	119,700	53,917
	Kossan Rubber Industries (Health Care Equipment & Supplies)	73,600	129,427
	Malayan Banking BHD (Banks)	41,982	81,753
	Malaysia Building Society BHD (Thrifts & Mortgage Finance)	163,900	54,438
	MISC BHD (Marine)	358,700	718,094
	My EG Services BHD (IT Services)	1,900,000	1,214,582
	Public Bank BHD (Banks)	350,000	1,394,984
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	113,500	15,879
	Top Glove Corp. BHD (Health Care Equipment & Supplies)	296,300	543,967
	UEM Edgenta BHD (Construction & Engineering)	78,100	63,073
	YTL Power International BHD (Multi-Utilities)	367,000	134,418
			6,631,742
	Mexico 4.4%
	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	1,649,446	1,370,888
	Arca Continental S.A.B. de C.V. (Beverages)	170,100	957,919
	Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A (Airlines) (a)	186,800	278,793
	Corporacion GEO S.A.B. de C.V. Series B (Household Durables) (a) (b) (c)	88,600	4
	Credito Real S.A.B. de C.V. (Consumer Finance)	29,200	57,053
	Empresas ICA S.A.B. de C.V. (Construction & Engineering) (a)	337,000	140,941
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	100	894
	Genomma Lab Internacional S.A.B. de C.V. Class B (Pharmaceuticals) (a)	19,500	16,057
	Gentera S.A.B. de C.V. (Consumer Finance)	218,300	356,669
	Gruma S.A.B. de C.V. Class B (Food Products)	232,700	3,200,418
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	190,260	2,903,381
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Banks)	345,000	1,692,255
	Grupo Mexico S.A.B. de C.V. Series B (Metals & Mining)	498,800	1,206,510
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR (Food Products)	219	13,381
	Industrias Penoles S.A.B. de C.V. (Metals & Mining)	20,195	276,209
	Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Household Products)	265,400	600,195
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	323,400	417,046
	Urbi Desarrollos Urbanos S.A.B. de C.V. (Household Durables) (a) (b) (c)	101,900	10
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	911,900	2,249,960
			15,738,583
	Peru 0.1%
	Credicorp, Ltd. (Banks)	4,100	436,076

	Philippines 1.3%
	Ayala Land, Inc. (Real Estate Management & Development)	1,200,000	872,914
	Cebu Air, Inc. (Airlines)	134,280	248,651
	DMCI Holdings, Inc. (Industrial Conglomerates)	829,400	227,136
	First Philippine Holdings Corp. (Electric Utilities)	9,680	13,596
	Globe Telecom, Inc. (Wireless Telecommunication Services)	11,640	584,739
	GT Capital Holdings, Inc. (Diversified Financial Services)	55,000	1,488,554
	Metro Pacific Investments Corp. (Diversified Financial Services)	2,135,600	227,541
	Universal Robina Corp. (Food Products)	260,000	1,068,036
			4,731,167
	Poland 1.9%
	Alior Bank S.A. (Banks) (a)	65,000	1,354,683
	Asseco Poland S.A. (Software)	24,715	351,264
	CCC S.A. (Textiles, Apparel & Luxury Goods)	26,000	1,121,719
	Cyfrowy Polsat S.A. (Media) (a)	28,887	177,648
	Enea S.A. (Electric Utilities)	119,288	424,084
	Eurocash S.A. (Food & Staples Retailing)	90,000	1,058,169
	Grupa Azoty S.A. (Chemicals) (a)	1,649	38,403
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	20,104	147,864
	KGHM Polska Miedz S.A. (Metals & Mining)	6,757	145,714
	PGE Polska Grupa Energetyczna S.A. (Electric Utilities)	189,003	670,437
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels)	54,690	952,720
	Synthos S.A. (Chemicals)	62,356	62,025
	Tauron Polska Energia S.A. (Electric Utilities)	529,150	456,722
			6,961,452
	Republic of Korea 15.2%
	BGF Retail Co., Ltd. (Food & Staples Retailing)	2,875	489,960
	CJ CheilJedang Corp. (Food Products)	872	279,926
	CJ Hellovision Co., Ltd. (Media)	14,898	140,773
	Cosmax, Inc. (Personal Products)	8,000	1,437,611
	Crown Confectionery Co., Ltd. (Food Products)	311	208,593
	Dae Han Flour Mills Co., Ltd. (Food Products)	258	45,819
	Daekyo Co., Ltd. (Diversified Consumer Services)	9,865	79,233
	Daelim Industrial Co., Ltd. (Construction & Engineering)	7,535	426,557
	Daewoo Engineering & Construction Co., Ltd. (Construction & Engineering) (a)	50,641	272,580
	Daewoo Securities Co., Ltd. (Capital Markets)	44,212	443,873
	Daewoong Pharmaceutical Co., Ltd. (Pharmaceuticals)	2,974	203,235
	Daishin Securities Co., Ltd. (Capital Markets)	11,647	110,054
	Daou Technology, Inc. (Internet Software & Services)	12,317	303,431
	DGB Financial Group, Inc. (Banks)	51,923	459,961
	Dongbu Insurance Co., Ltd. (Insurance)	9,548	493,793
	Doosan Corp. (Industrial Conglomerates)	4,248	397,813
	Duzonbizon Co., Ltd. (Software)	18,940	333,963
	E-Mart Co., Ltd. (Food & Staples Retailing)	3,437	668,378
	Farmsco (Food Products) (a)	5,897	86,567
	GS Holdings, Corp. (Oil, Gas & Consumable Fuels)	11,897	457,191
	Hana Financial Group, Inc. (Banks)	31,735	706,829
	Hana Tour Service, Inc. (Hotels, Restaurants & Leisure)	9,500	1,162,153
	Handsome Co., Ltd. (Textiles, Apparel & Luxury Goods)	2,987	98,659
	Hanil Cement Co., Ltd. (Construction Materials)	1,202	134,874
	Hankook Tire Worldwide Co., Ltd. (Diversified Financial Services)	2,789	42,589
	Hanon Systems Corp. (Auto Components)	28,000	927,191
	Hanssem Co., Ltd. (Household Durables)	6,000	1,445,204
	Hanwha Chemical Corp. (Chemicals)	31,082	565,103
	Hanwha Corp. (Chemicals)	15,523	508,790
	Hanwha Life Insurance Co., Ltd. (Insurance)	46,803	322,207
	Hotel Shilla Co., Ltd. (Specialty Retail)	11,000	1,067,240
	Hyosung Corp. (Chemicals)	5,827	553,056
	Hyundai Corp. (Trading Companies & Distributors) (b) (c)	1,500	46,760
	Hyundai Development Co. (Construction & Engineering)	10,050	462,098
	Hyundai Engineering & Construction Co., Ltd. (Construction & Engineering)	16,262	469,215
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	18,022	459,939
	Hyundai Motor Co. (Automobiles)	13,500	1,867,882
	Hyundai Securities Co., Ltd. (Capital Markets)	50,416	322,836
	Hyundai Steel Co. (Metals & Mining)	14,477	629,010
	Industrial Bank of Korea (Banks)	46,535	533,937
	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	6,881	245,563
	KB Financial Group, Inc. (Banks)	32,859	977,204
	KEPCO Plant Service & Engineering Co., Ltd. (Commercial Services & Supplies)	5,000	510,419
	Kia Motors Corp. (Automobiles)	18,259	825,683
	Kiwoom Securities Co., Ltd. (Capital Markets)	2,935	140,151
	Kolao Holdings (Specialty Retail)	70,000	797,267
	Korea Aerospace Industries, Ltd. (Aerospace & Defense)	26,000	1,489,412
	Korea District Heating Corp. (Gas Utilities)	1,835	102,796
	Korea Electric Power Corp. (Electric Utilities)	22,736	939,900
	Korea Electric Terminal Co., Ltd. (Electrical Equipment)	4,555	391,977
	Korea Gas Corp. (Gas Utilities)	6,548	219,593
	Korea Investment Holdings Co., Ltd. (Capital Markets)	35,000	1,804,185
	Korea Zinc Co., Ltd. (Metals & Mining)	4,244	1,666,736
	KT&G Corp. (Tobacco)	10,856	1,021,213
	LF Corp. (Textiles, Apparel & Luxury Goods)	6,454	178,325
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	29,933	571,992
	LG Innotek Co., Ltd. (Electronic Equipment, Instruments & Components)	10,000	742,428
	LG Uplus Corp. (Diversified Telecommunication Services)	147,821	1,509,014
	Mirae Asset Securities Co., Ltd. (Capital Markets)	9,307	219,464
	NAVER Corp. (Internet Software & Services)	2,000	865,604
	NH Investment & Securities Co., Ltd. (Capital Markets)	50,812	426,113
	OCI Materials Co., Ltd. (Chemicals)	872	67,020
	Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	20,000	1,100,143
	POSCO (Metals & Mining)	6,635	943,219
	S&T Motiv Co., Ltd. (Auto Components)	6,358	356,172
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	986	52,074
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	10,672	10,210,114
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	7,000	1,653,590
	Seah Besteel Corp. (Metals & Mining)	3,105	78,850
	Seegene, Inc. (Biotechnology) (a)	12,000	419,134
	Shinsegae Co., Ltd. (Multiline Retail)	1,613	321,838
	Silicon Works Co., Ltd. (Semiconductors & Semiconductor Equipment)	4,589	127,375
	SK Holdings Co., Ltd. (Industrial Conglomerates)	3,570	734,903
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	27,000	764,237
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	7,846	648,703
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	6,681	1,482,412
	SL Corp. (Auto Components)	14,450	226,753
	Soulbrain Co., Ltd. (Chemicals)	7,359	266,347
	Ssangyong Cement Industrial Co., Ltd. (Construction Materials) (a)	2,686	44,302
	Youngone Holdings Co., Ltd. (Textiles, Apparel & Luxury Goods)	1,011	72,927
			54,880,035
	Russia 2.2%
	Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	305,936	1,229,863
	Magnit PJSC (Food & Staples Retailing) (a)	14,000	2,499,128
	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	19,047	273,229
	Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	77,400	558,828
	PhosAgro OAO, GDR (Chemicals)	150,000	2,070,000
	Severstal PAO (Metals & Mining)	45,416	481,410
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services)	9,972	68,607
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	84,061	426,506
	Tatneft OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	12,394	346,412
			7,953,983
	South Africa 7.5%
	African Bank Investments, Ltd. (Diversified Financial Services) (a) (b) (c)	30,700	22
	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals) (a)	60,000	1,272,865
	Astral Foods, Ltd. (Food Products)	39,802	500,135
	Barclays Africa Group, Ltd. (Banks)	72,710	892,971
	Barloworld, Ltd. (Trading Companies & Distributors)	102,347	556,840
	Bidvest Group, Ltd. (The) (Industrial Conglomerates)	73,000	1,718,372
	Coronation Fund Managers, Ltd. (Capital Markets)	8,835	41,623
¤	FirstRand, Ltd. (Diversified Financial Services)	1,172,048	4,156,738
	Foschini Group, Ltd. (The) (Specialty Retail)	19,535	197,810
	Imperial Holdings, Ltd. (Distributors)	88,608	1,083,999
	Investec, Ltd. (Capital Markets)	102,890	785,865
	JSE, Ltd. (Diversified Financial Services)	15,232	141,785
	Lewis Group, Ltd. (Specialty Retail)	42,652	190,816
	Liberty Holdings, Ltd. (Insurance)	84,279	767,776
	MMI Holdings, Ltd. (Insurance)	295,153	506,670
	Mondi, Ltd. (Paper & Forest Products)	16,535	346,258
	Mpact, Ltd. (Containers & Packaging)	26,478	91,900
	MTN Group, Ltd. (Wireless Telecommunication Services)	21,112	271,165
¤	Naspers, Ltd. Class N (Media)	49,856	6,226,055
	Nedbank Group, Ltd. (Banks)	4,414	69,976
	Netcare, Ltd. (Health Care Providers & Services)	85,758	224,629
	Redefine Properties, Ltd. (Real Estate Investment Trusts)	226,905	191,564
	RMB Holdings, Ltd. (Diversified Financial Services)	132,365	629,614
	Sappi, Ltd. (Paper & Forest Products) (a)	188,723	578,759
	Sasol, Ltd. (Oil, Gas & Consumable Fuels)	58,000	1,622,167
	Sibanye Gold, Ltd. (Metals & Mining)	368,439	417,131
	SPAR Group, Ltd. (The) (Food & Staples Retailing)	17,040	227,470
	Standard Bank Group, Ltd. (Banks)	126,701	1,234,234
	Telkom SA SOC, Ltd. (Diversified Telecommunication Services)	176,398	846,955
	Woolworths Holdings, Ltd. (Multiline Retail)	185,000	1,292,203
			27,084,367
	Taiwan 10.2%
	Adlink Technology, Inc. (Technology Hardware, Storage & Peripherals)	330,536	914,489
	Catcher Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	175,000	1,862,805
	China Airlines, Ltd. (Airlines) (a)	1,949,000	665,895
	China Development Financial Holding Corp. (Banks)	460,000	123,635
	China Motor Corp. (Automobiles)	90,000	63,139
	China Synthetic Rubber Corp. (Chemicals)	67,580	49,257
	Chlitina Holding, Ltd. (Personal Products)	64,000	468,423
	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	30,000	16,946
	Compeq Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	665,000	477,633
	Continental Holdings Corp. (Construction & Engineering) (a)	18,100	5,101
	CTBC Financial Holding Co., Ltd. (Banks)	151,379	77,925
	CTCI Corp. (Construction & Engineering)	117,000	139,999
	E.Sun Financial Holding Co., Ltd. (Banks)	2,850,789	1,675,280
	Eclat Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	79,000	1,247,589
	Elite Material Co., Ltd. (Electronic Equipment, Instruments & Components)	242,000	532,102
	Far Eastern New Century Corp. (Industrial Conglomerates)	491,000	436,908
	Far EasTone Telecommunications Co., Ltd. (Wireless Telecommunication Services)	391,000	843,095
	FLEXium Interconnect, Inc. (Electronic Equipment, Instruments & Components)	1,783	4,873
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	177,000	166,908
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	174,462	271,806
	Grand Pacific Petrochemical (Chemicals)	798,000	364,738
	Grape King Bio, Ltd. (Personal Products)	200,000	993,091
	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	34,000	1,285,552
	Highwealth Construction Corp. (Real Estate Management & Development)	22,100	31,142
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	288,750	750,649
	Innolux Corp. (Electronic Equipment, Instruments & Components)	3,023,590	941,213
	Inventec Corp. (Technology Hardware, Storage & Peripherals)	775,000	367,170
	Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	27,500	2,138,031
	Masterlink Securities Corp. (Capital Markets)	15,528	4,112
	Mega Financial Holding Co., Ltd. (Banks)	1,929,866	1,336,298
	Pchome Online, Inc. (Internet Software & Services)	80,564	924,856
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	323,000	786,716
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	862,000	1,291,920
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	232,000	417,815
	Primax Electronics, Ltd. (Technology Hardware, Storage & Peripherals)	389,000	504,451
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	653,000	1,156,173
	Sercomm Corp. (Communications Equipment)	233,000	570,338
	Shin Kong Financial Holding Co., Ltd. (Insurance)	3,342,539	791,794
	Shinkong Synthetic Fibers Corp. (Chemicals)	68,000	17,864
	Siliconware Precision Industries Co., Ltd. (Semiconductors & Semiconductor Equipment)	157,961	195,967
	Standard Foods Corp. (Food Products)	264,000	569,251
	Systex Corp. (IT Services)	163,000	263,849
	Ta Chong Bank, Ltd. (Banks) (a)	26,720	10,752
	Taichung Commercial Bank Co., Ltd. (Banks)	11,584	3,275
	Taishin Financial Holding Co., Ltd. (Banks)	1,272,000	450,043
	Taiwan Business Bank (Banks) (a)	784,000	194,527
	Taiwan Mobile Co., Ltd. (Wireless Telecommunication Services)	340,000	1,037,734
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,117,000	8,358,059
	Voltronic Power Technology Corp. (Electrical Equipment)	20,000	259,358
	Wan Hai Lines, Ltd. (Marine)	853,000	536,242
	Wisdom Marine Lines Co., Ltd. (Marine) (a)	240,000	270,412
			36,867,200
	Thailand 2.9%
	Airports of Thailand PCL, NVDR (Transportation Infrastructure)	80,000	619,369
	Bangkok Expressway PCL, NVDR (Transportation Infrastructure)	92,200	92,086
	Banpu PCL, NVDR (Oil, Gas & Consumable Fuels)	864,700	476,484
	CP ALL PCL, NVDR (Food & Staples Retailing)	1,400,000	1,841,851
	Delta Electronics Thailand PCL, NVDR (Electronic Equipment, Instruments & Components)	142,300	345,017
	Energy Absolute PCL (Oil, Gas & Consumable Fuels)	1,400,000	829,315
	Indorama Ventures PCL, NVDR (Chemicals)	1,538,500	974,941
	Krung Thai Bank PCL, NVDR (Banks)	2,054,500	967,956
	Major Cineplex Group PCL, NVDR (Media)	7,000	6,172
	PTT Global Chemical PCL, NVDR (Chemicals)	579,000	857,453
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	155,100	1,025,596
	Siam Cement PCL (The) (Construction Materials)	115,000	1,476,237
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	3,700	5,377
	Thanachart Capital PCL, NVDR (Banks)	455,300	398,286
	Tipco Asphalt PCL, NVDR (Construction Materials)	702,200	570,737
	Tisco Financial Group PCL, NVDR (Banks)	4,200	4,108
			10,490,985
	Turkey 2.9%
	Adana Cimento Sanayii TAS Class A (Construction Materials)	1,439	2,977
	Aksa Akrilik Kimya Sanayii AS (Textiles, Apparel & Luxury Goods)	92,505	298,122
	Dogus Otomotiv Servis ve Ticaret AS (Distributors)	136,577	437,899
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	426,127	525,378
	Gentas Genel Metal Sanayi ve Ticaret AS (Commercial Services & Supplies)	39,557	14,383
	Haci Omer Sabanci Holding AS (Diversified Financial Services)	49,207	144,270
	Koza Altin Isletmeleri AS (Metals & Mining)	32,376	234,899
	TAV Havalimanlari Holding AS (Transportation Infrastructure)	344,771	2,706,567
	Tofas Turk Otomobil Fabrikasi AS (Automobiles)	185,328	1,099,588
	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels) (a)	78,270	1,917,070
	Turk Hava Yollari AO (Airlines) (a)	323,610	852,520
	Turk Telekomunikasyon AS (Diversified Telecommunication Services)	163,131	321,910
	Turkiye Halk Bankasi AS (Banks)	406,028	1,355,507
	Turkiye Is Bankasi Class C (Banks)	356,863	555,580
	Turkiye Sinai Kalkinma Bankasi AS (Banks)	49,150	22,907
	Turkiye Sise ve Cam Fabrikalari AS (Industrial Conglomerates)	13,812	13,103
			10,502,680
	Ukraine 0.0%‡
	Kernel Holding S.A. (Food Products)	7,083	83,874

	United Arab Emirates 0.3%
	NMC Health PLC (Health Care Providers & Services)	81,000	1,020,697

	United States 0.7%
	Luxoft Holding, Inc. (IT Services) (a)	38,500	2,436,665

	Total Common Stocks (Cost $351,078,557)		307,266,298

	Exchange-Traded Funds 4.3% (e)
	India 1.4%
¤	PowerShares India Portfolio (Capital Markets)	250,000	4,957,500

	United States 2.9%
¤	India Fund, Inc. (The) (Capital Markets)	200,000	4,872,000
¤	iShares MSCI India ETF (Capital Markets)	200,000	5,714,000
			10,586,000
	Total Exchange-Traded Funds (Cost $17,157,881)		15,543,500

	Preferred Stocks 2.7%
	Brazil 2.0%
	AES Tiete S.A. 5.22% (Independent Power & Renewable Electricity Producers)	59,900	212,585
	Banco ABC Brasil S.A. 8.32% (Banks)	47,400	111,192
	Banco Bradesco S.A. 4.91% (Banks)	302,120	1,632,340
	Banco do Estado do Rio Grande do Sul S.A. Class B 14.35% (Banks)	118,700	167,069
	Braskem S.A. Class A 2.91% (Chemicals)	100,900	424,266
	Centrais Eletricas Brasileiras S.A. Class B 1.04% (Electric Utilities)	99,700	220,047
	Cia Brasileira de Distribuicao 2.38% (Food & Staples Retailing)	33,900	430,195
	Cia Energetica de Minas Gerais 21.09% (Electric Utilities)	243,700	429,679
	Cia Paranaense de Energia 7.13% Class B (Electric Utilities)	48,600	400,127
	Eucatex S.A. Industria e Comercio 1.56% (Paper & Forest Products)	2,900	1,887
	Gerdau S.A. 3.76% (Metals & Mining)	46,100	63,606
	Itau Unibanco Holding S.A. 4.61% (Banks)	228,785	1,529,850
	Itausa - Investimentos Itau S.A. 5.55% (Banks)	284,200	511,840
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	354,100	646,660
	Suzano Papel e Celulose S.A. Class A 0.75% (Paper & Forest Products)	96,500	469,539
			7,250,882
	Chile 0.1%
	Embotelladora Andina S.A. 2.19% (Beverages)	45,509	155,612

	Colombia 0.1%
	Avianca Holdings S.A. 11.49% (Airlines) (a)	56,018	33,472
	Banco Davivienda S.A. 3.31% (Banks)	13,917	108,080
	Bancolombia S.A. 3.00% (Banks)	38,715	312,949
	Grupo Aval Acciones y Valores S.A. 4.87% (Banks)	132,837	50,548
			505,049
	Republic of Korea 0.5%
	Amorepacific Corp. 0.54% (Personal Products)	1,625	254,999
	Hyundai Motor Co. 3.69% (Automobiles)	7,288	691,220
¤	Samsung Electronics Co., Ltd. 2.05% (Technology Hardware, Storage & Peripherals)	872	674,617
			1,620,836
	Total Preferred Stocks (Cost $13,728,628)		9,532,379

		Number of Rights
	Rights 0.0%‡
	China 0.0%‡
	Fosun International, Ltd. Expires 10/19/15 (Industrial Conglomerates) (a) (b) (c)	43,792	4,198

	Republic of Korea 0.0%‡
	Mirae Asset Securities Co., Ltd. Expires 11/05/15 (Capital Markets) (a) (b) (c)	8,108	38,012

	Total Rights (Cost $34,536)		42,210

		Number of Warrants
	Warrant 0.0%‡
	Hong Kong 0.0%‡
	Ju Teng International Holdings, Ltd. Expires 10/14/16 (Electronic Equipment, Instruments & Components) (a)	20,750	669

	Total Warrant (Cost $0)		669

		Principal Amount
	Short-Term Investment 5.9%
	Repurchase Agreement 5.9%
	United States 5.9%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $21,285,281 (Collateralized by United States Treasury Note with rate of 1.75% and maturity date 10/31/20, with a Principal Amount of $21,290,000 and a Market Value of $21,715,800)	$21,285,281	21,285,281

	Total Short-Term Investment (Cost $21,285,281)		21,285,281
	Total Investments, Before Investments Sold Short (Cost $403,284,883) (g)	98.1%	353,670,337

		Shares
	Investment Sold Short (0.0%)‡
	Exchange -Traded Fund Sold Short (0.0%)‡ (e)
	United States (0.0%)‡
	iShares MSCI Emerging Markets ETF (Capital Markets) (f)	(170)	(5,573)

	Total Exchange -Traded Fund Sold Short (Proceeds $5,434)		(5,573)
	Total Investments (Cost $403,279,449)	98.1%	353,664,764
	Other Assets, Less Liabilities	1.9	6,994,233
	Net Assets	100.0%	$360,658,997

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security - As of September 30, 2015, the total market value of these securities was $934,487, which represented 0.3% of the Portfolio's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, the total market value of these securities was $934,487, which represented 0.3% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of September 30, 2015, cash in the amount of $51,200 was on deposit with a broker for short sale transactions.
(g)	As of September 30, 2015, cost was $407,598,815 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$6,434,188
Gross unrealized depreciation	(60,362,666)
Net unrealized depreciation	$(53,928,478)

Total Return Equity Swap Contracts

Open OTC total return equity swap contracts as of September 30, 2015 were as follows1:

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Appreciation
Deutsche Bank	Acer, Inc.	1 Month LIBOR BBA minus 2.50 bps	3/1/2016	$(746)	$249,219
Deutsche Bank	African Rainbow Minerals, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(91)	32,302
Deutsche Bank	Aksa Enerji Uretim A.S.	1 Month LIBOR BBA minus 4.00 bps	3/22/2016	(147)	24,368
Deutsche Bank	Alfa S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(597)	33,178
Deutsche Bank	Alior Bank S.A.	1 Month LIBOR BBA minus 2.50 bps	3/22/2016	(139)	7,096
Deutsche Bank	Aluminum Corp. of China, Ltd.	1 Month LIBOR BBA minus 2.50 bps	3/1/2016	(88)	20,453
Deutsche Bank	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 2.50 bps	3/22/2016	(382)	35,198
Deutsche Bank	Anglo American Platinum, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(643)	169,544
Deutsche Bank	AngloGold Ashanti, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(363)	15,772
Deutsche Bank	Arca Continental S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50 bps	3/23/2016	238	1,497
Deutsche Bank	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(127)	80,608
Deutsche Bank	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.25 bps	3/2/2016	(244)	61,885
Deutsche Bank	Aspen Pharmacare Holdings, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(263)	27,562
Deutsche Bank	Assore, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(222)	92,032
Deutsche Bank	Aurobindo Pharma, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	1,112	258,617
Deutsche Bank	B2W Cia Digital	1 Month LIBOR BBA minus 3.50 bps	3/2/2016	(519)	219,184
Deutsche Bank	Bank Handlowy w Warszawie S.A.	1 Month LIBOR BBA minus 2.50 bps	3/22/2016	(41)	345
Deutsche Bank	Bank Millennium S.A.	1 Month LIBOR BBA minus 2.50 bps	3/22/2016	(215)	17,409
Deutsche Bank	Bank Zachodni WBK S.A.	1 Month LIBOR BBA minus 2.50 bps	3/22/2016	(187)	6,976
Deutsche Bank	Banregio Grupo Financiero S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(110)	1,611
Deutsche Bank	Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	1 Month LIBOR BBA minus 10.50 bps	3/1/2016	(19)	3,910
Deutsche Bank	Bharat Petroleum Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	772	44,900
Deutsche Bank	Bradespar S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(643)	242,794
Deutsche Bank	Brait S.E.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(266)	2,931
Deutsche Bank	Cadila Healthcare, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	308	26,678
Deutsche Bank	CCC S.A.	1 Month LIBOR BBA minus 6.50 bps	3/22/2016	(556)	45,017
Deutsche Bank	CCR S.A.	1 Month LIBOR BBA minus 3.50 bps	3/2/2016	(321)	120,642
Deutsche Bank	Centrais Eletricas Brasileiras S.A.	1 Month LIBOR BBA minus 1.25 bps	3/2/2016	(1)	110
Deutsche Bank	China Molybdenum Co., Ltd. Class H	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(369)	84,526
Deutsche Bank	China Shengmu Organic Milk, Ltd.	1 Month LIBOR BBA minus 3.50 bps	3/1/2016	(32)	1,061
Deutsche Bank	China Steel Chemical Corp.	1 Month LIBOR BBA minus 3.00 bps	3/1/2016	(448)	96,205
Deutsche Bank	China Suntien Green Energy Corp., Ltd. Class H	1 Month LIBOR BBA minus 2.50 bps	3/1/2016	(78)	16,563
Deutsche Bank	China Water Industry Group, Ltd.	1 Month LIBOR BBA minus 5.25 bps	3/1/2016	(36)	6,700
Deutsche Bank	Chroma ATE, Inc.	1 Month LIBOR BBA minus 4.25 bps	3/1/2016	(353)	93,426
Deutsche Bank	Chunghwa Telecom Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	1,691	11,714
Deutsche Bank	Cia de Minas Buenaventura S.A.A., ADR	U.S. Federal Funds Rate minus 0.40 bps	3/23/2016	(728)	245,042
Deutsche Bank	Cia Siderurgica Nacional S.A.	1 Month LIBOR BBA minus 20.50 bps	3/2/2016	(470)	81,125
Deutsche Bank	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 4.00 bps	3/22/2016	(669)	130,637
Deutsche Bank	Consun Pharmaceutical Group, Ltd.	1 Month LIBOR BBA minus 5.25 bps	3/1/2016	(23)	1,116
Deutsche Bank	CPFL Energia S.A.	1 Month LIBOR BBA minus 2.25 bps	3/2/2016	(705)	172,470
Deutsche Bank	CPMC Holdings, Ltd.	1 Month LIBOR BBA minus 3.25 bps	3/1/2016	(100)	28,084
Deutsche Bank	CSSC Offshore and Marine Engineering Group Co., Ltd. Class H	1 Month LIBOR BBA minus 4.75 bps	3/1/2016	(382)	34,047
Deutsche Bank	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 5.50 bps	3/1/2016	(154)	6,282
Deutsche Bank	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 2.25 bps	3/1/2016	(107)	28,589
Deutsche Bank	Delta Electronics, Inc.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(680)	161,270
Deutsche Bank	Dewan Housing Finance Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	303	17,303
Deutsche Bank	Dogan Sirketler Grubu Holding A.S.	1 Month LIBOR BBA minus 10.00 bps	3/22/2016	(230)	64,304
Deutsche Bank	Dongfang Electric Corp., Ltd.	1 Month LIBOR BBA minus 2.50 bps	3/1/2016	(645)	333,806
Deutsche Bank	Dongjiang Environmental Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(86)	15,870
Deutsche Bank	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	3/1/2016	(76)	30,293
Deutsche Bank	Dr Reddy's Laboratories, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	922	53,077
Deutsche Bank	EcoRodovias Infraestrutura e Logistica S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(173)	74,531
Deutsche Bank	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 3.00 bps	3/2/2016	(534)	125,474
Deutsche Bank	eMemory Technology, Inc.	1 Month LIBOR BBA minus 6.00 bps	3/1/2016	(534)	21,246
Deutsche Bank	Energy Absolute PCL	1 Month LIBOR BBA minus 6.00 bps	5/16/2016	(76)	8,324
Deutsche Bank	Eo Technics Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	3/1/2016	(91)	7,882
Deutsche Bank	Famous Brands, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(74)	43
Deutsche Bank	Fila Korea, Ltd.	1 Month LIBOR BBA minus 3.50 bps	3/1/2016	(184)	18,198
Deutsche Bank	Formosa International Hotels Corp.	1 Month LIBOR BBA minus 5.25 bps	3/1/2016	(107)	16
Deutsche Bank	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 4.00 bps	3/22/2016	(136)	61,863
Deutsche Bank	Global Telecom Holding S.A.E.	1 Month LIBOR BBA minus 6.00 bps	5/20/2016	(30)	10,939
Deutsche Bank	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(145)	20,497
Deutsche Bank	Grindrod, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(229)	10,509
Deutsche Bank	Grupo Simec S.A.B. de C.V. Series A	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(376)	28,199
Deutsche Bank	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(92)	20,295
Deutsche Bank	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	3/1/2016	(73)	22,926
Deutsche Bank	Hanjin Kal Corp.	1 Month LIBOR BBA minus 6.00 bps	3/1/2016	(137)	34,626
Deutsche Bank	Hanjin Shipping Co., Ltd.	1 Month LIBOR BBA minus 3.25 bps	3/1/2016	(135)	2,228
Deutsche Bank	Harmony Gold Mining Co., Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(476)	269,127
Deutsche Bank	HTC Corp.	1 Month LIBOR BBA minus 4.00 bps	3/1/2016	(761)	408,433
Deutsche Bank	Huadian Fuxin Energy Corp., Ltd. Class H	1 Month LIBOR BBA minus 1.75 bps	3/1/2016	(651)	149,542
Deutsche Bank	Hyundai Motor Co.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	1,312	17,431
Deutsche Bank	Hyundai Securities Co., Ltd.	1 Month LIBOR BBA minus 1.50 bps	3/1/2016	- **	23
Deutsche Bank	Idea Cellular, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	538	25,199
Deutsche Bank	Illovo Sugar, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(32)	2,339
Deutsche Bank	Impala Platinum Holdings, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(253)	52,418
Deutsche Bank	Industrias CH S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(310)	33,403
Deutsche Bank	Industrias Penoles S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50 bps	3/23/2016	170	1,276
Deutsche Bank	Infosys, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	2,834	66,074
Deutsche Bank	Infraestructura Energetica Nova S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(649)	163,591
Deutsche Bank	Inotera Memories, Inc.	1 Month LIBOR BBA minus 5.00 bps	3/1/2016	(526)	45,055
Deutsche Bank	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 10.00 bps	3/22/2016	(232)	89,738
Deutsche Bank	Kangda International Environmental Co., Ltd.	1 Month LIBOR BBA minus 5.25 bps	3/1/2016	(96)	31,317
Deutsche Bank	Kingdee International Software Group Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	3/1/2016	(242)	13,574
Deutsche Bank	Kolon Industries, Inc.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(291)	21,510
Deutsche Bank	Kroton Educacional S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	451	16,907
Deutsche Bank	Lee's Pharmaceutical Holdings, Ltd.	1 Month LIBOR BBA minus 6.25 bps	3/1/2016	(40)	6,716
Deutsche Bank	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 3.25 bps	3/1/2016	(543)	63,861
Deutsche Bank	Lianhua Supermarket Holdings Co., Ltd. Class H	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(89)	6,631
Deutsche Bank	LIC Housing Finance, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	191	15,631
Deutsche Bank	Linx S.A.	1 Month LIBOR BBA minus 3.00 bps	3/2/2016	(356)	37,758
Deutsche Bank	Localiza Rent a Car S.A.	1 Month LIBOR BBA minus 1.50 bps	3/2/2016	(486)	209,318
Deutsche Bank	Lojas Americanas S.A.	1 Month LIBOR BBA minus 1.50 bps	3/2/2016	(379)	81,401
Deutsche Bank	Lojas Americanas S.A. Preferred	1 Month LIBOR BBA minus 7.00 bps	3/2/2016	(538)	85,325
Deutsche Bank	Lotte Chemical Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	609	26,704
Deutsche Bank	Luye Pharma Group, Ltd.	1 Month LIBOR BBA minus 1.25 bps	3/1/2016	(639)	83,887
Deutsche Bank	Macronix International	1 Month LIBOR BBA minus 3.50 bps	3/1/2016	(103)	47,274
Deutsche Bank	Malaysia Marine and Heavy Engineering Holdings BHD	1 Month LIBOR BBA minus 7.50 bps	3/9/2016	(18)	4,194
Deutsche Bank	mBank S.A.	1 Month LIBOR BBA minus 2.50 bps	3/22/2016	(171)	9,588
Deutsche Bank	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(165)	61,985
Deutsche Bank	Mondi, Ltd.	1 Month LIBOR BBA plus 0.80 bps	3/9/2016	417	5,057
Deutsche Bank	Mphasis, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	53	368
Deutsche Bank	Mr Price Group, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(86)	7,929
Deutsche Bank	Indiabulls Housing Finance, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	486	57,894
Deutsche Bank	Nanjing Panda Electronics Co., Ltd. Class H	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(282)	100,121
Deutsche Bank	Naspers, Ltd.	1 Month LIBOR BBA plus 0.80 bps	3/9/2016	43	336
Deutsche Bank	Natco Pharma, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	371	6,598
Deutsche Bank	Neo Solar Power Corp.	1 Month LIBOR BBA minus 7.50 bps	3/1/2016	(139)	5,596
Deutsche Bank	NHN Entertainment Corp.	1 Month LIBOR BBA minus 5.75 bps	3/1/2016	(300)	31,573
Deutsche Bank	NIIT Technologies, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	45	3,350
Deutsche Bank	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(573)	243,604
Deutsche Bank	Otokar Otomotiv Ve Savunma Sanayi A.S.	1 Month LIBOR BBA minus 4.00 bps	3/22/2016	(687)	198,224
Deutsche Bank	Parade Technologies, Ltd.	1 Month LIBOR BBA minus 5.50 bps	3/1/2016	(441)	18,504
Deutsche Bank	PAX Global Technology, Ltd.	1 Month LIBOR BBA minus 0.75 bps	3/1/2016	(537)	21,152
Deutsche Bank	Petkim Petrokimya Holding A.S.	1 Month LIBOR BBA minus 7.00 bps	3/22/2016	(357)	36,865
Deutsche Bank	Powszechna Kasa Oszczednosci Bank Polski S.A.	1 Month LIBOR BBA minus 2.50 bps	3/22/2016	(529)	5,342
Deutsche Bank	PPC, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(331)	48,101
Deutsche Bank	PW Medtech Group, Ltd.	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(76)	32,774
Deutsche Bank	Royal Bafokeng Platinum, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(123)	68,846
Deutsche Bank	Samsung Engineering Co., Ltd.	1 Month LIBOR BBA minus 5.75 bps	3/1/2016	(292)	68,782
Deutsche Bank	Seegene, Inc.	1 Month LIBOR BBA minus 6.75 bps	3/1/2016	(203)	12,794
Deutsche Bank	Shandong Molong Petroleum Machinery Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(28)	1,259
Deutsche Bank	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	1 Month LIBOR BBA minus 2.75 bps	3/1/2016	(64)	8,955
Deutsche Bank	Sino Biopharmaceutical, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	566	9,591
Deutsche Bank	Sinopec Kantons Holdings, Ltd. Class H	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(329)	101,124
Deutsche Bank	Sinopec Oilfield Service Corp.	1 Month LIBOR BBA minus 8.00 bps	3/1/2016	(489)	85,472
Deutsche Bank	SSY Group, Ltd.	1 Month LIBOR BBA minus 1.25 bps	3/1/2016	(129)	25,358
Deutsche Bank	Sun International, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(51)	6,013
Deutsche Bank	Surya Citra Media Tbk PT	1 Month LIBOR BBA minus 3.50 bps	3/9/2016	(155)	8,800
Deutsche Bank	Syarikat Takaful Malaysia BHD	1 Month LIBOR BBA minus 5.25 bps	3/9/2016	(37)	211
Deutsche Bank	Taigen Biopharmaceuticals Holdings, Ltd.	1 Month LIBOR BBA minus 5.25 bps	3/1/2016	(45)	2,968
Deutsche Bank	Tata Consultancy Services, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	2,096	11,385
Deutsche Bank	Tian Ge Interactive Holdings, Ltd.	1 Month LIBOR BBA minus 4.75 bps	3/1/2016	(64)	517
Deutsche Bank	Tianjin Capital Environmental Protection Group Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(194)	77,951
Deutsche Bank	Tim Participacoes S.A.	1 Month LIBOR BBA minus 1.50 bps	3/2/2016	(2)	972
Deutsche Bank	Tong Hsing Electronic Industries, Ltd.	1 Month LIBOR BBA minus 7.75 bps	3/1/2016	(340)	101
Deutsche Bank	TPK Holding Co., Ltd.	1 Month LIBOR BBA minus 7.25 bps	3/1/2016	(130)	84,903
Deutsche Bank	Trencor, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(73)	14,099
Deutsche Bank	Turk Traktor ve Ziraat Makineleri A.S.	1 Month LIBOR BBA minus 4.00 bps	3/22/2016	(28)	2,042
Deutsche Bank	Ultrapar Participacoes S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(577)	111,113
Deutsche Bank	Unimicron Technology Corp.	1 Month LIBOR BBA minus 4.00 bps	3/1/2016	(270)	20,736
Deutsche Bank	Vale S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(504)	45,421
Deutsche Bank	Vardhman Textiles, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	84	124
Deutsche Bank	Wal-Mart de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50 bps	3/23/2016	86	1,641
Deutsche Bank	Wipro, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	748	35,324
Deutsche Bank	Wowprime Corp.	1 Month LIBOR BBA minus 4.75 bps	3/1/2016	(163)	50,156
Deutsche Bank	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 7.50 bps	3/1/2016	(100)	46,556
Deutsche Bank	XL Axiata Tbk PT	1 Month LIBOR BBA minus 4.50 bps	3/9/2016	(72)	33,654
Deutsche Bank	X-Legend Entertainment Co., Ltd.	1 Month LIBOR BBA minus 2.25 bps	3/1/2016	(31)	10,981
Deutsche Bank	Yashili International Holdings, Ltd.	1 Month LIBOR BBA minus 3.25 bps	3/1/2016	(30)	1,377
Deutsche Bank	Zensar Technologies, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	37	487
				$(16,851)	$7,943,475

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Depreciation
Deutsche Bank	Adani Ports & Special Economic Zone, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	$215	$(12,364)
Deutsche Bank	Adlink Technology, Inc.	1 Month LIBOR BBA minus 7.00 bps	3/1/2016	(174)	(34,339)
Deutsche Bank	Ajanta Pharma, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	72	(7,868)
Deutsche Bank	Akfen Holding A.S.	1 Month LIBOR BBA minus 7.00 bps	3/22/2016	(51)	(11,854)
Deutsche Bank	Ambev S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	1,540	(208,568)
Deutsche Bank	America Movil S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50 bps	3/23/2016	1,291	(217,700)
Deutsche Bank	Andhra Bank	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	427	(68,198)
Deutsche Bank	Bajaj Corp, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	15	(128)
Deutsche Bank	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	127	(51,405)
Deutsche Bank	Bank of China, Ltd. Class H	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	392	(83,192)
Deutsche Bank	Baoxin Auto Group, Ltd.	1 Month LIBOR BBA minus 2.25 bps	3/1/2016	(264)	(6,860)
Deutsche Bank	Beijing Urban Construction Design & Development Group Co., Ltd.	1 Month LIBOR BBA minus 5.75 bps	3/1/2016	(46)	(1,027)
Deutsche Bank	Belle International Holdings, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	840	(194,659)
Deutsche Bank	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	474	(116,774)
Deutsche Bank	BRF S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	191	(15,450)
Deutsche Bank	Capitec Bank Holdings, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(99)	(6,841)
Deutsche Bank	Catcher Technology Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	1,579	(88,683)
Deutsche Bank	Centrais Eletricas Brasileiras S.A. Class B	1 Month LIBOR BBA minus 2.25 bps	3/2/2016	- **	(2)
Deutsche Bank	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	1,488	(145,637)
Deutsche Bank	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	415	(35,884)
Deutsche Bank	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	1,653	(402,312)
Deutsche Bank	China Shipping Container Lines Co., Ltd. Class H	1 Month LIBOR BBA minus 1.50 bps	3/1/2016	(700)	(230,992)
Deutsche Bank	China Shipping Development Co., Ltd. Class H	1 Month LIBOR BBA minus 1.50 bps	3/1/2016	(101)	(9,824)
Deutsche Bank	China Traditional Chinese Medicine Co., Ltd.	1 Month LIBOR BBA minus 3.75 bps	3/1/2016	(323)	(15,772)
Deutsche Bank	China ZhengTong Auto Services Holdings, Ltd.	1 Month LIBOR BBA minus 1.00 bps	3/1/2016	(525)	(13,946)
Deutsche Bank	Cielo S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	1,033	(225,173)
Deutsche Bank	Cipla, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	1,269	(11,961)
Deutsche Bank	CJ CheilJedang Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	383	(83,489)
Deutsche Bank	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	763	(182,799)
Deutsche Bank	Coca-Cola Femsa S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(312)	(4,588)
Deutsche Bank	Compal Electronics, Inc.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	1,671	(497,186)
Deutsche Bank	Credit China Holdings, Ltd.	1 Month LIBOR BBA minus 9.25 bps	3/1/2016	(49)	(9,652)
Deutsche Bank	Discovery, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(261)	(8,099)
Deutsche Bank	Divi's Laboratories, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	756	(3,651)
Deutsche Bank	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	3/1/2016	(230)	(31,192)
Deutsche Bank	Enersis S.A.	1 Month LIBOR BBA plus 0.60 bps	4/8/2016	1,021	(185,388)
Deutsche Bank	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50 bps	3/23/2016	212	(7,086)
Deutsche Bank	Fubon Financial Holding Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	1,600	(280,079)
Deutsche Bank	Gazprom PAO	1 Month LIBOR BBA plus 0.45 bps	3/18/2016	1,498	(263,315)
Deutsche Bank	Geely Automobile Holdings, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	549	(41,261)
Deutsche Bank	Gold Fields, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(290)	(642)
Deutsche Bank	Gourmet Master Co., Ltd.	1 Month LIBOR BBA minus 5.50 bps	3/1/2016	(343)	(53,326)
Deutsche Bank	Grand Korea Leisure Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	3/1/2016	(255)	(14,844)
Deutsche Bank	Grupa Lotos S.A.	1 Month LIBOR BBA minus 2.50 bps	3/22/2016	- **	(58)
Deutsche Bank	Grupo Financiero Banorte S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(436)	(19,692)
Deutsche Bank	Grupo Financiero Inbursa S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(225)	(282)
Deutsche Bank	Grupo Financiero Santander Mexico S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(135)	(2,853)
Deutsche Bank	Grupo Mexico S.A.B. de C.V. Series B	1 Month LIBOR BBA plus 0.50 bps	3/23/2016	1,810	(284,718)
Deutsche Bank	Hankook Shell Oil Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(202)	(9,971)
Deutsche Bank	Hanwha Techwin Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(185)	(50,231)
Deutsche Bank	Hindustan Zinc, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	169	(30,768)
Deutsche Bank	Hon Hai Precision Industry Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	2,581	(285,917)
Deutsche Bank	Housing Development Finance Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	416	(38,428)
Deutsche Bank	Industrial & Commercial Bank of China, Ltd. Class H	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	734	(142,870)
Deutsche Bank	Innolux Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	242	(4,426)
Deutsche Bank	Interpark Holdings Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	174	(118)
Deutsche Bank	Itausa - Investimentos Itau S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	- **	(20)
Deutsche Bank	Karnataka Bank, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	152	(26,378)
Deutsche Bank	King Slide Works Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	3/1/2016	(250)	(37,090)
Deutsche Bank	Klabin S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(508)	(28,463)
Deutsche Bank	Krung Thai Bank PCL	1 Month LIBOR BBA plus 0.75 bps	5/16/2016	155	(3,301)
Deutsche Bank	LEENO Industrial, Inc.	1 Month LIBOR BBA minus 6.75 bps	3/1/2016	(13)	(1,934)
Deutsche Bank	LPP S.A.	1 Month LIBOR BBA minus 7.00 bps	3/22/2016	(507)	(28,354)
Deutsche Bank	Lubelski Wegiel Bogdanka S.A.	1 Month LIBOR BBA minus 4.00 bps	3/22/2016	(63)	(1,899)
Deutsche Bank	Lukoil PJSC Sponsored ADR	1 Month LIBOR BBA plus 0.45 bps	3/18/2016	1,225	(299,497)
Deutsche Bank	Marfrig Global Foods S.A.	1 Month LIBOR BBA minus 10.50 bps	3/2/2016	(348)	(38,528)
Deutsche Bank	Marico, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	- **	(1)
Deutsche Bank	Minerva S.A.	1 Month LIBOR BBA minus 4.75 bps	3/2/2016	(476)	(69,716)
Deutsche Bank	Minor International PCL	1 Month LIBOR BBA minus 5.25 bps	5/16/2016	(61)	(266)
Deutsche Bank	Motech Industries, Inc.	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(540)	(12,228)
Deutsche Bank	MTN Group, Ltd.	1 Month LIBOR BBA plus 0.80 bps	3/9/2016	585	(2,425)
Deutsche Bank	Vedanta, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	514	(53,232)
Deutsche Bank	Nampak, Ltd.	1 Month LIBOR BBA minus 0.80 bps	3/9/2016	(103)	(4,760)
Deutsche Bank	Nedbank Group, Ltd.	1 Month LIBOR BBA plus 0.80 bps	3/9/2016	983	(199,717)
Deutsche Bank	New China Life Insurance Co., Ltd. Class H	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	883	(304,401)
Deutsche Bank	NOVATEK OAO Sponsored GDR	1 Month LIBOR BBA minus 1.00 bps	3/18/2016	(304)	(80,740)
Deutsche Bank	Oriental Bank of Commerce	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	34	(10,712)
Deutsche Bank	Ottogi Corp.	1 Month LIBOR BBA minus 1.50 bps	3/1/2016	(264)	(19,625)
Deutsche Bank	Paradise Co., Ltd.	1 Month LIBOR BBA minus 8.00 bps	3/1/2016	(270)	(5,034)
Deutsche Bank	PC Jeweller, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	66	(11,719)
Deutsche Bank	Pegatron Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	535	(74,707)
Deutsche Bank	Ping An Insurance Group Co. of China, Ltd. Class H	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	2,047	(225,651)
Deutsche Bank	POSCO Chemtech Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	3/1/2016	(151)	(7,123)
Deutsche Bank	Power Finance Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	467	(73,370)
Deutsche Bank	Public Bank BHD	1 Month LIBOR BBA plus 0.75 bps	3/9/2016	1,611	(72,166)
Deutsche Bank	Rural Electrification Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	503	(71,475)
Deutsche Bank	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	2,113	(277,835)
Deutsche Bank	San Shing Fastech Corp.	1 Month LIBOR BBA minus 5.00 bps	3/1/2016	(32)	(9)
Deutsche Bank	ScinoPharm Taiwan, Ltd.	1 Month LIBOR BBA minus 9.00 bps	3/1/2016	(125)	(6,857)
Deutsche Bank	Shinsegae International Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(191)	(2,270)
Deutsche Bank	Silergy Corp.	1 Month LIBOR BBA minus 6.50 bps	3/1/2016	(140)	(35,849)
Deutsche Bank	Siliconware Precision Industries Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	210	(158,342)
Deutsche Bank	Sintex Industries, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	618	(54,254)
Deutsche Bank	SK Chemicals Co., Ltd.	1 Month LIBOR BBA minus 1.50 bps	3/1/2016	(219)	(23,708)
Deutsche Bank	SM Entertainment Co.	1 Month LIBOR BBA minus 7.25 bps	3/1/2016	(232)	(45,442)
Deutsche Bank	Smiles S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	381	(187,598)
Deutsche Bank	S-Oil Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	531	(85,439)
Deutsche Bank	Southern Copper Corp.	U.S. Federal Funds Rate minus 0.40 bps	3/23/2016	(535)	(4,807)
Deutsche Bank	SRF, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	523	(43,977)
Deutsche Bank	Standard Bank Group, Ltd.	1 Month LIBOR BBA plus 0.80 bps	3/9/2016	41	(3,074)
Deutsche Bank	Suheung Co., Ltd.	1 Month LIBOR BBA minus 5.25 bps	3/1/2016	(188)	(4,491)
Deutsche Bank	Sunny Optical Technology Group Co., Ltd.	1 Month LIBOR BBA minus 2.25 bps	3/1/2016	(535)	(451)
Deutsche Bank	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	2,437	(276,717)
Deutsche Bank	Tata Steel, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	247	(19,620)
Deutsche Bank	Tech Mahindra, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	1,237	(58,379)
Deutsche Bank	Technovator International, Ltd.	1 Month LIBOR BBA minus 5.00 bps	3/1/2016	(104)	(893)
Deutsche Bank	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	91	(2,133)
Deutsche Bank	Truworths International, Ltd.	1 Month LIBOR BBA plus 0.80 bps	3/9/2016	1,399	(214,180)
Deutsche Bank	Union Bank of India	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	353	(25)
Deutsche Bank	Vale S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	141	(15,980)
Deutsche Bank	VTB Bank JSC Sponsored ADR	1 Month LIBOR BBA minus 1.50 bps	3/18/2016	(297)	(3,955)
Deutsche Bank	Xinjiang Goldwind Science & Technology Co., Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	350	(87,644)
Deutsche Bank	ZTE Corp.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	546	(10,646)
				$36,916	$(8,143,449)

1 As of September 30, 2015, cash in the amount of $3,440,000 was on deposit with a broker for swap contracts.

* Notional amounts reflected as a positive value indicate a long position held by the Fund and a negative value indicates a short position.

** Represents less than one thousand dollars.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$306,374,021	$46,764	$845,513	$307,266,298
Exchange-Traded Funds	15,543,500	—	—	15,543,500
Preferred Stocks	9,532,379	—	—	9,532,379
Rights	—	42,210	—	42,210
Warrants	669	—	—	669
Short-Term Investment
Repurchase Agreement	—	21,285,281	—	21,285,281
Total Investments in Securities	331,450,569	21,374,255	845,513	353,670,337
Other Financial Instruments
Equity Swap Contracts (c)	—	7,943,475	—	7,943,475
Total Investments in Securities and Other Financial Instruments	$331,450,569	$29,317,730	$845,513	$361,613,812

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)	$
Exchange Traded Fund Sold Short		(5,573)	$—	$—	$(5,573)
Total Investments in Securities Sold Short		(5,573)	—	—	(5,573)
Other Financial Instruments
Equity Swap Contracts (c)		—	(8,143,449)	—	(8,143,449)
Total Other Financial Instruments		—	(8,143,449)	—	(8,143,449)
Total Investments in Securities Sold Short and Other Financial Instruments		$(5,573)	$(8,143,449)	$—	$(8,149,022)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $845,481, $10 and $22 are held in China, Mexico and South Africa, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects the unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, certain foreign securities with a market value of $134,160,611 transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2015
Common Stocks
China	$47,007	$-	$92,539	$(798,339)	$1,733,105	$(300,416)	$71,585	$-	$845,481	$(797,280)
Mexico	31	-	-	(21)	-	-	-	-	10	(21)
South Africa	617	-	-	(595)	-	-	-	-	22	(595)
Total	$47,655	$-	$92,539	$(798,955)	$1,733,105	$(300,416)	$71,585	$-	$845,513	$(797,896)

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.0%†
	Corporate Bonds 0.8%
	Containers, Packaging & Glass 0.1%
	Greif, Inc. 7.75%, due 8/1/19	$650,000	$715,000
¤	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	239,000	247,365
			962,365
	Mining, Steel, Iron & Non-Precious Metals 0.0%‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	170,000	158,313

	Oil & Gas 0.1%
	FTS International, Inc. 7.837%, due 6/15/20 (a)(b)	830,000	614,445

	Real Estate 0.3%
	iStar Financial, Inc.
	4.00%, due 11/1/17	1,200,000	1,155,000
	5.00%, due 7/1/19	1,200,000	1,140,000
			2,295,000
	Software 0.2%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	1,696,000	1,772,320

	Telecommunications 0.1%
	CommScope, Inc. 4.375%, due 6/15/20 (a)	445,000	441,662
	T-Mobile USA, Inc. 6.25%, due 4/1/21	400,000	398,600
			840,262
	Total Corporate Bonds (Cost $6,798,437)		6,642,705

	Floating Rate Loans 82.8% (c)
	Aerospace & Defense 2.9%
	American Airlines, Inc. New Term Loan 3.25%, due 6/26/20	3,148,973	3,121,419
	BE Aerospace, Inc. 2014 Term Loan B 4.00%, due 12/16/21	3,283,636	3,288,562
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	5,753,997	5,761,190
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25%, due 7/7/22	2,450,000	2,446,173
	Science Applications International Corp. Term Loan B 3.75%, due 5/4/22	2,992,500	2,992,500
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	3,791,047	3,749,820
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	1,822,404	1,812,913
			23,172,577
	Automobile 4.3%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 5.063%, due 4/27/20	2,643,371	2,648,327
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19	3,086,397	3,085,240
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	4,574,273	4,566,922
	New 2nd Lien Term Loan 6.00%, due 4/30/20	666,667	670,000
	Chrysler Group LLC
	2018 Term Loan B 3.25%, due 12/31/18	1,182,000	1,170,771
	New Term Loan B 3.50%, due 5/24/17	3,825,188	3,810,446
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	4,950,000	4,696,313
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 3.75%, due 4/30/19	5,125,000	5,131,345
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21	1,603,343	1,599,335
	MPG Holdco I, Inc. USD Term Loan B 3.75%, due 10/20/21	2,521,112	2,511,207
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	3,241,467	3,198,248
	U.S. Farathane LLC Term Loan B 6.75%, due 12/23/21	1,804,688	1,808,026
			34,896,180
	Beverage, Food & Tobacco 1.2%
	Albertson's LLC Term Loan B4 5.50%, due 8/25/21	4,367,779	4,368,277
	Hostess Brands LLC 1st Lien Term Loan 4.50%, due 8/3/22	1,000,000	1,000,300
	New Albertson's, Inc. Term Loan 4.75%, due 6/27/21	2,145,000	2,140,174
	Pinnacle Foods Finance LLC Term Loan G 3.00%, due 4/29/20	2,075,521	2,070,982
			9,579,733
	Broadcasting & Entertainment 4.1%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	2,926,482	2,900,267
	Charter Communications Operating LLC Term Loan I 3.50%, due 1/24/23	2,785,714	2,766,563
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	3,021,683	2,598,647
	iHeartCommunications, Inc. Term Loan D 6.944%, due 1/30/19	1,750,000	1,447,031
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	548,935	544,131
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	622,501	617,054
	Numericable U.S. LLC
	USD Term Loan B1 4.50%, due 5/21/20	1,862,464	1,846,751
	USD Term Loan B2 4.50%, due 5/21/20	1,611,286	1,597,691
	TWCC Holding Corp. Extended Term Loan 5.75%, due 2/11/20	2,165,142	2,143,490
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/1/20	2,339,101	2,318,999
	Term Loan C4 4.00%, due 3/1/20	6,115,709	6,056,252
	UPC Financing Partnership USD Term Loan AH 3.25%, due 6/30/21	1,417,292	1,393,249
	WideOpenWest Finance LLC 2015 Term Loan B 4.50%, due 4/1/19	6,784,264	6,729,142
			32,959,267
	Buildings & Real Estate 2.5%
	Continental Building Products LLC 1st Lien Term Loan 4.00%, due 8/28/20	3,096,827	3,076,180
	Headwaters, Inc. Term Loan B 4.50%, due 3/24/22	1,995,000	1,998,741
	Priso Acquisition Corp. 1st Lien Term Loan 4.50%, due 5/8/22 (d)	1,197,254	1,189,022
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	6,777,162	6,763,608
	USIC Holdings, Inc. 1st Lien Term Loan 4.00%, due 7/10/20 (d)	1,955,000	1,935,450
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	5,186,641	5,132,612
			20,095,613
	Chemicals, Plastics & Rubber 4.8%
	Allnex USA, Inc. USD Term Loan B2 4.50%, due 10/3/19	1,046,361	1,045,053
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	5,393,044	5,351,097
	AZ Chem US, Inc. 1st Lien Term Loan 4.542%, due 6/12/21	1,920,582	1,917,281
	Chemours Co. (The) Term Loan B 3.75%, due 5/12/22	997,500	866,162
	ColourOz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	642,857	632,679
	ECO Services Operations LLC Term Loan B 4.75%, due 12/4/21	694,750	689,539
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	1,742,500	1,734,150
	New 2nd Lien Term Loan 7.75%, due 8/1/22	700,000	691,250
	Flint Group US LLC USD 1st Lien Term Loan B2 4.50%, due 9/7/21	2,504,888	2,473,577
	Ineos US Finance LLC 2015 USD Term Loan 4.25%, due 3/31/22	2,288,494	2,219,839
	MacDermid, Inc.
	USD 1st Lien Term Loan 4.50%, due 6/7/20	3,910,000	3,776,818
	Term Loan B2 4.75%, due 6/7/20	992,500	968,928
	Polymer Group, Inc. 1st Lien Term Loan 5.25%, due 12/19/19	2,358,447	2,358,447
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17	3,705,029	3,690,672
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	891,000	876,150
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	750,000	715,312
¤	Univar, Inc. 2015 Term Loan 4.25%, due 7/1/22	7,000,000	6,881,875
	Zep, Inc. Term Loan 5.75%, due 6/27/22	1,396,500	1,389,517
			38,278,346
	Containers, Packaging & Glass 4.1%
	Anchor Glass Container Corp. 2015 1st Lien Term Loan 4.50%, due 7/1/22	2,541,505	2,540,845
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.00%, due 12/17/19	3,959,849	3,936,090
	Berry Plastics Holding Corp.
	Term Loan E 3.75%, due 1/6/21	4,622,173	4,589,435
	Term Loan F 4.00%, due 9/10/22	3,500,000	3,490,000
	Caraustar Industries, Inc.
	Add on Term Loan B 8.00%, due 5/1/19	997,489	993,499
	Term Loan B 8.00%, due 5/1/19	913,599	909,945
	Klockner-Pentaplast of America, Inc. USD Term Loan 5.00%, due 4/28/20	768,732	770,164
	Onex Wizard US Acquisition, Inc. USD Term Loan 4.25%, due 3/13/22	1,492,500	1,490,219
	Owens-Illinois, Inc. Term Loan B 3.50%, due 8/6/22	1,276,800	1,279,715
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.25%, due 10/3/22	571,429	567,143
	Ranpak Corp. 2015 Term Loan 4.25%, due 10/1/21	1,371,078	1,359,081
¤	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50%, due 12/1/18	6,852,563	6,851,610
	Signode Industrial Group US, Inc. USD Term Loan B 3.75%, due 5/1/21	2,846,583	2,811,892
	Tekni-Plex, Inc. 2015 USD Term Loan B 4.50%, due 6/1/22	1,596,000	1,587,023
			33,176,661
	Diversified/Conglomerate Manufacturing 2.7%
	Allied Security Holdings LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,212,599	1,201,231
	New 2nd Lien Term Loan 8.00%, due 8/13/21	435,616	430,171
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	1,580,000	1,504,950
	2nd Lien Term Loan 7.75%, due 10/9/21	1,050,000	964,688
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	2,731,731	2,734,006
	Filtration Group Corp. 1st Lien Term Loan 4.25%, due 11/21/20	800,000	799,250
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	2,836,078	2,678,517
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	1,837,500	1,819,125
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	1,538,375	1,540,780
	NN, Inc. Term Loan B 7.25%, due 8/27/21	518,456	517,808
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20 (d)	1,394,036	1,282,514
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	4,181,574	4,162,757
	2nd Lien Term Loan 7.00%, due 3/26/21	618,947	618,947
	Sensus USA, Inc. 1st Lien Term Loan 4.50%, due 5/9/17	1,430,615	1,421,673
			21,676,417
	Diversified/Conglomerate Service 7.7%
	Acosta Holdco, Inc. 2015 Term Loan 4.25%, due 9/26/21	4,111,837	4,064,551
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	4,950,000	4,881,937
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	625,000	597,656
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.25%, due 1/25/21	1,453,774	1,447,284
	New 2nd Lien Term Loan 7.50%, due 1/24/22	588,170	582,778
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/24/21	624,069	620,949
	Brickman Group, Ltd. LLC 1st Lien Term Loan 4.00%, due 12/18/20	2,006,905	1,975,964
	Brock Holdings III, Inc. New Term Loan B 6.00%, due 3/16/17	641,443	621,131
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	1,511,049	1,504,439
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20 (d)	3,064,335	2,451,468
	Connolly Corp. 1st Lien Term Loan 4.50%, due 5/14/21	2,212,006	2,206,476
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (d)	110,116	95,801
	2nd Lien Term Loan 8.75%, due 12/21/20 (d)	800,000	608,000
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	994,898	990,752
¤	First Data Corp.
	New 2018 Extended Term Loan 3.696%, due 3/24/18	750,000	743,086
	New 2018 Term Loan 3.696%, due 9/24/18	2,400,000	2,378,501
	Extended 2021 Term Loan 4.196%, due 3/24/21	4,003,173	3,997,453
	Genesys Telecom Holdings U.S., Inc.
	Term Loan B 4.00%, due 2/8/20	2,275,026	2,252,276
	Delayed Draw Term Loan 4.50%, due 11/13/20	982,500	980,658
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	1,992,405	1,994,696
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	2,965,093	2,955,827
	Mitchell International, Inc. New 1st Lien Term Loan 4.50%, due 10/12/20	2,163,744	2,154,278
	MX Holdings US, Inc. Term Loan B1A 4.00%, due 8/14/20	3,362,754	3,354,347
	Prime Security Services Borrower LLC 1st Lien Term Loan 5.00%, due 7/1/21	2,333,333	2,330,417
	Sabre, Inc. Term Loan B 4.00%, due 2/19/19	2,484,674	2,478,463
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	4,242,038	4,241,278
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	753,937	640,846
	SunGard Data Systems, Inc.
	Term Loan C 3.954%, due 2/28/17	1,721,215	1,719,494
	Term Loan E 4.00%, due 3/8/20	2,440,734	2,439,514
	Vantiv LLC 2014 Term Loan B 3.75%, due 6/13/21	2,533,929	2,535,720
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	2,409,521	2,405,304
			62,251,344
	Ecological 0.7%
	ADS Waste Holdings, Inc. New Term Loan 3.75%, due 10/9/19	2,575,708	2,541,580
	Multi Packaging Solutions, Inc.
	2014 Term Loan B 4.25%, due 9/30/20	164,167	161,841
	Incremental Term Loan 4.25%, due 9/30/20	1,447,846	1,429,748
	Waste Industries USA, Inc. New Term Loan B 4.25%, due 2/27/20	1,326,667	1,331,067
			5,464,236
	Electronics 6.2%
	Blue Coat Holdings, Inc. 2015 Term Loan 4.50%, due 5/20/22	3,816,330	3,785,322
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	2,054,273	1,857,833
	CDW LLC New Term Loan 3.25%, due 4/29/20	961,306	953,429
	CommScope, Inc. Term Loan B5 3.75%, due 12/29/22	2,000,000	1,994,376
	CPI International, Inc. New Term Loan B 4.25%, due 11/17/17	994,950	982,513
	Dell International LLC USD Term Loan B2 4.00%, due 4/29/20	3,907,763	3,894,085
	EIG Investors Corp. 2013 Term Loan 5.00%, due 11/9/19	4,399,199	4,395,535
	Epicor Software Corp. 1st Lien Term Loan 4.75%, due 6/1/22	5,421,196	5,385,378
	Evertec Group LLC New Term Loan B 3.25%, due 4/17/20	1,239,075	1,197,773
	Eze Castle Software, Inc. New 1st Lien Term Loan 4.00%, due 4/6/20	1,000,000	993,750
	Go Daddy Operating Co. LLC New Term Loan B 4.25%, due 5/13/21	2,967,462	2,965,608
	Hyland Software, Inc. 2nd Lien Term Loan 8.25%, due 7/1/23 (d)	700,000	693,875
	Infor (US), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	965,809	933,213
	USD Term Loan B5 3.75%, due 6/3/20	4,853,097	4,699,705
	Informatica Corp. USD Term Loan 4.50%, due 8/5/22	800,000	793,000
	Riverbed Technology, Inc. Term Loan B 6.00%, due 4/24/22	1,990,000	1,991,067
	Sophia, L.P. 2015 Term Loan B 4.75%, due 9/30/22	2,000,000	1,993,750
	SS&C Technologies, Inc. 2015 Term Loan B1 4.00%, due 7/8/22 2015 Term Loan B2 4.00%, due 7/8/22	4,656,502 736,622	4,661,489 737,411
	TTM Technologies, Inc. 1st Lien Term Loan 6.00%, due 5/31/21	1,500,000	1,395,000
	Zebra Technologies Corp. Term Loan B 4.75%, due 10/27/21	3,225,974	3,241,075
			49,545,187
	Finance 2.1%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.50%, due 8/12/22	1,862,000	1,852,690
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	1,566,567	1,562,651
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	1,711,090	1,564,792
	Duff & Phelps Investment Management Co.
	Term Loan B 4.75%, due 4/23/20	1,631,242	1,621,128
	Term Loan B1 4.75%, due 4/23/20	992,500	986,297
	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	310,888	306,095
	New Synthetic LC 3.75%, due 3/11/18 (d)	2,750,000	2,715,625
	Interactive Data Corp. 2014 Term Loan 4.75%, due 5/2/21	4,452,425	4,439,068
	ON Assignment, Inc. 2015 Term Loan 3.75%, due 6/5/22	1,919,273	1,918,073
			16,966,419
	Healthcare, Education & Childcare 9.0%
	Akorn, Inc. Term Loan B 5.50%, due 4/16/21	2,871,000	2,854,253
	Alvogen Pharma US, Inc. Term Loan 6.00%, due 4/2/22	2,365,013	2,354,174
	Amsurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21	3,757,450	3,754,320
¤	Community Health Systems, Inc.
	Term Loan F 3.575%, due 12/31/18	1,345,278	1,343,116
	Term Loan G 3.75%, due 12/31/19	2,377,387	2,373,754
	Term Loan H 4.00%, due 1/27/21	4,374,328	4,375,544
	Concentra, Inc. 1st Lien Term Loan 4.001%, due 6/1/22	2,808,722	2,800,529
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 6.50%, due 2/7/22	1,043,004	1,039,528
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	5,386,319	5,377,663
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	4,825,686	4,820,657
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.194%, due 2/27/21	2,977,330	2,973,918
	HCA, Inc. Extended Term Loan B4 3.077%, due 5/1/18	1,334,705	1,333,408
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	2,375,912	2,375,912
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,555,946	1,546,870
	Jaguar Holding Co. II 2015 Term Loan B 4.25%, due 8/18/22	3,853,761	3,819,239
	Kindred Healthcare, Inc. New Term Loan 4.25%, due 4/9/21	2,765,000	2,753,478
	Kinetic Concepts, Inc. USD Term Loan E1 4.50%, due 5/4/18	4,355,331	4,347,165
	Millennium Health LLC Term Loan B 5.25%, due 4/16/21	1,476,263	439,188
¤	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	5,392,902	5,170,444
	2nd Lien Term Loan 9.50%, due 12/7/19	2,723,401	2,532,762
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	3,838,206	3,755,685
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	2,640,796	2,601,184
	Quintiles Transnational Corp. 2015 Term Loan B 3.25%, due 5/12/22	1,197,000	1,197,000
	RPI Finance Trust Term Loan B4 3.50%, due 11/9/20	2,045,872	2,038,711
	Select Medical Corp. Series E Term Loan B 3.751%, due 6/1/18	1,488,842	1,484,499
	Sterigenics-Nordion Holdings, LLC 2015 Term Loan B 4.25%, due 5/15/22	1,750,000	1,741,250
	Surgical Care Affiliates, Inc. Term Loan B 4.25%, due 3/17/22	995,000	994,378
			72,198,629
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.8%
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	3,985,334	3,983,839
	Staples, Inc. Term Loan B TBD, due 4/7/21 (d)	1,920,000	1,911,120
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	155,781	155,781
			6,050,740
	Hotels, Motels, Inns & Gaming 4.4%
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 10.00%, due 3/1/17 (e)	2,415,033	2,223,340
	Extended Term Loan B6 11.00%, due 3/1/17 (e)	1,850,914	1,722,342
	Term Loan B7 13.00%, due 1/28/18 (e)	1,075,423	971,241
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	2,443,813	2,263,582
	CityCenter Holdings LLC Term Loan B 4.25%, due 10/16/20	3,591,118	3,583,422
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	3,507,648	3,502,289
	La Quinta Intermediate Holdings LLC Term Loan B 3.75%, due 4/14/21	3,357,068	3,317,203
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	3,890,000	3,854,749
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	900,155	899,030
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20	7,368,750	7,271,114
	Station Casinos LLC Term Loan B 4.25%, due 3/2/20	5,709,451	5,694,155
			35,302,467
	Insurance 2.2%
	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	1,537,383	1,461,956
	Term Loan B4 5.00%, due 8/4/22	3,458,000	3,271,054
	New 2nd Lien Term Loan 8.50%, due 3/3/21	1,000,000	899,750
	Hub International, Ltd. Term Loan B 4.00%, due 10/2/20	4,372,091	4,266,431
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21	2,228,960	2,198,869
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	3,047,328	2,994,000
	2nd Lien Term Loan 6.75%, due 2/28/22	2,400,000	2,244,000
			17,336,060
	Leisure, Amusement, Motion Pictures & Entertainment 2.0%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,430,593	1,428,407
	Creative Artists Agency LLC Term Loan B 5.50%, due 12/17/21	1,372,582	1,375,155
	Fitness International LLC Term Loan B 5.50%, due 7/1/20	2,964,975	2,824,139
	LTF Merger Sub, Inc. Term Loan B 4.25%, due 6/10/22	931,000	927,509
	Regal Cinemas Corp. 2015 Term Loan 3.75%, due 4/1/22	1,643,024	1,643,599
	SeaWorld Parks & Entertainment, Inc. Incremental Term Loan B3 4.00%, due 5/14/20	1,492,500	1,471,512
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.25%, due 5/6/21	1,888,594	1,878,679
	2nd Lien Term Loan 8.25%, due 5/1/22	1,200,000	1,150,500
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	3,269,124	3,196,386
			15,895,886
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.9%
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	2,527,595	2,463,617
	CPM Holdings, Inc. Term Loan B 6.00%, due 4/11/22	1,496,250	1,498,120
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20	1,726,251	1,683,095
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	7,817,067	7,745,877
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	2,439,094	2,219,575
			15,610,284
	Mining, Steel, Iron & Non-Precious Metals 2.1%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19 (d)	2,958,722	2,011,931
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	1,979,798	1,588,788
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21	2,465,050	2,334,094
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/1/17	1,987,353	1,947,606
	McJunkin Red Man Corp. New Term Loan 4.75%, due 11/8/19 (d)	2,058,090	2,003,551
	Minerals Technologies Inc. 2015 Term Loan B 3.75%, due 5/9/21	1,756,948	1,743,771
	Novelis, Inc. 2015 Term Loan B 4.00%, due 6/2/22	5,339,125	5,262,375
			16,892,116
	Oil & Gas 2.2%
	American Energy-Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20 (d)	1,000,000	560,000
	2nd Lien Term Loan 8.50%, due 8/4/21 (d)	250,000	26,667
	CITGO Holding, Inc. 2015 Term Loan B 9.50%, due 5/12/18	2,251,165	2,211,770
	Energy Transfer Equity, L.P. 2015 Term Loan 4.00%, due 12/2/19	3,717,647	3,654,912
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	937,500	904,687
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20 (d)	2,470,443	691,724
	HGIM Corp. Term Loan B 5.50%, due 6/18/20 (d)	797,060	518,089
	Penn Products Terminals LLC Term Loan B 4.75%, due 4/13/22	2,653,367	2,630,149
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18	2,012,966	1,987,804
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18 (d)(e)(f)	3,300,000	457,875
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21 (d)	2,047,938	1,244,123
	Sheridan Investment Partners II, L.P.
	Term Loan B 4.25%, due 12/16/20 (d)	1,226,790	907,825
	Term Loan A 4.25%, due 12/16/20	170,655	126,285
	Term Loan M 4.25%, due 12/16/20	63,645	47,097
	Templar Energy LLC New 2nd Lien Term Loan 8.50%, due 11/25/20 (d)	1,500,000	667,500
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	1,473,750	1,460,855
			18,097,362
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.7%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	2,940,000	2,919,176
	Hillman Group, Inc. (The) Term Loan B 4.50%, due 6/30/21	2,492,443	2,486,212
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21	893,462	892,345
	Spectrum Brands, Inc. USD Term Loan 3.814%, due 6/23/22	2,335,388	2,341,958
	SRAM LLC New Term Loan B 4.017%, due 4/10/20	3,252,664	3,155,084
	Varsity Brands, Inc. 1st Lien Term Loan 5.00%, due 12/11/21	1,985,000	1,994,097
			13,788,872
	Personal Transportation 0.2%
	United Airlines, Inc. New Term Loan B 3.25%, due 4/1/19	1,447,652	1,442,224

	Personal, Food & Miscellaneous Services 0.1%
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	1,307,936	703,015

	Printing & Publishing 0.8%
	Checkout Holding Corp. 1st Lien Term Loan 4.50%, due 4/9/21	1,383,463	1,175,944
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	1,800,934	1,165,353
	McGraw-Hill Global Education Holdings LLC 2015 Term Loan B 4.75%, due 3/22/19	589,538	589,906
	Tribune Media Co. Term Loan 3.75%, due 12/27/20	3,457,092	3,437,646
			6,368,849
	Radio and TV Broadcasting 0.7%
	CSC Holdings, Inc. 2015 Term Loan B TBD, due 9/21/22 (d)	6,000,000	5,953,926

	Retail Store 5.7%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.25%, due 9/1/21	2,963,438	2,957,265
	BJ's Wholesale Club, Inc.
	New 1st Lien Term Loan 4.50%, due 9/26/19	3,943,288	3,918,193
	New 2nd Lien Term Loan 8.50%, due 3/26/20	525,000	519,225
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	2,783,963	2,792,662
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	4,297,861	4,198,473
¤	Michaels Stores, Inc.
	Term Loan B 3.75%, due 1/28/20	7,279,345	7,256,597
	Incremental 2014 Term Loan B2 4.00%, due 1/28/20	1,188,000	1,187,010
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	4,908,933	4,799,596
	Party City Holdings Inc. 2015 Term Loan B 4.25%, due 8/19/22	4,520,000	4,510,585
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	4,924,080	4,919,294
	PetSmart, Inc. Term Loan B 4.25%, due 3/11/22	5,236,875	5,225,422
	Pilot Travel Centers LLC 2014 Term Loan B 4.25%, due 10/1/21	3,267,000	3,277,585
			45,561,907
	Telecommunications 2.3%
	Avaya, Inc.
	Term Loan B7 6.25%, due 5/29/20	979,571	756,719
	Term Loan B6 6.50%, due 3/30/18	1,906,020	1,553,406
	Crown Castle Operating Co. Term Loan B2 3.00%, due 1/31/21	1,858,122	1,851,968
	Level 3 Financing, Inc.
	2015 Term Loan B2 3.50%, due 5/31/22	1,440,000	1,428,900
	New 2019 Term Loan 4.00%, due 8/1/19	3,200,000	3,192,800
	2013 Term Loan B 4.00%, due 1/15/20	2,000,000	1,993,500
	LTS Buyer LLC 1st Lien Term Loan 4.00%, due 4/13/20	2,932,500	2,873,850
	Mitel US Holdings Inc. 2015 Term Loan 5.50%, due 4/29/22	2,992,500	2,968,186
	Syniverse Holdings, Inc. Term Loan 4.00%, due 4/23/19	2,095,226	1,906,656
			18,525,985
	Utilities 3.4%
	Astoria Energy LLC Term Loan B 5.00%, due 12/24/21	2,591,104	2,574,909
	Calpine Corp. Term Loan B5 3.50%, due 5/27/22	4,821,250	4,741,183
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	4,070,258	4,057,177
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	811,482	756,200
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 6/19/16	5,000,000	4,981,250
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	3,173,206	3,173,206
	Granite Acquisition, Inc.
	Term Loan B 5.00%, due 12/19/21	1,998,696	1,955,390
	Term Loan C 5.00%, due 12/19/21	88,607	86,687
	2nd Lien Term Loan B 8.25%, due 12/19/22	800,000	722,000
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	4,321,087	3,759,346
	Southeast PowerGen LLC Term Loan B 4.50%, due 12/2/21	924,018	917,665
			27,725,013
	Total Floating Rate Loans (Cost $685,143,868)		665,515,315

	Foreign Floating Rate Loans 9.4% (c)
	Automobile 0.2%
	Schaeffler AG USD Term Loan B 4.25%, due 5/15/20	1,326,923	1,325,264

	Beverage, Food & Tobacco 0.2%
	Charger OpCo B.V. USD Term Loan B1 4.25%, due 7/2/22	1,500,000	1,499,063

	Broadcasting & Entertainment 0.7%
	Numericable Group S.A. USD Term Loan B5 4.00%, due 7/31/22	2,000,000	1,968,214
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23	3,366,606	3,314,905
			5,283,119
	Chemicals, Plastics & Rubber 0.6%
	Allnex (Luxembourg) & Cy S.C.A. USD Term Loan B1 4.50%, due 10/3/19	2,016,691	2,014,170
	Flint Group GmbH USD Term Loan C 4.50%, due 9/7/21	414,087	408,393
	Trinseo Materials Operating S.C.A. Term Loan B 4.25%, due 11/5/21	2,733,150	2,711,370
			5,133,933
	Containers, Packaging & Glass 0.2%
	CD&R Millennium Holdco 6 S.A.R.L. USD 1st Lien Term Loan 4.50%, due 7/31/21	1,614,690	1,606,617
	KP Germany Erste GmbH 1st Lien Term Loan 5.00%, due 4/28/20	328,518	329,130
			1,935,747
	Electronics 0.5%
	Avago Technologies Cayman, Ltd. USD Term Loan B 3.75%, due 5/6/21	4,292,584	4,287,218

	Healthcare, Education & Childcare 1.7%
	DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25%, due 3/11/21	1,692,857	1,663,656
	Endo Luxembourg Finance Co. I S.A R.L. 2015 Term Loan B 3.75%, due 6/11/22	3,000,000	2,988,750
	Mallinckrodt International Finance S.A.
	Term Loan B 3.25%, due 3/19/21	985,000	966,120
	Incremental Term Loan B1 3.50%, due 3/19/21	1,488,722	1,465,151
	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 3.50%, due 2/13/19	2,000,000	1,966,250
	Series E Term Loan B 3.75%, due 8/5/20	2,274,847	2,238,830
	Term Loan B F1 4.00%, due 4/1/22	2,558,571	2,528,508
			13,817,265
	Hotels, Motels, Inns & Gaming 0.3%
	Amaya Holdings B.V.
	USD 1st Lien Term Loan 5.00%, due 8/1/21	2,376,045	2,348,573
	USD 2nd Lien Term Loan 8.00%, due 8/1/22	243,750	243,344
			2,591,917
	Leisure, Amusement, Motion Pictures & Entertainment 2.0%
	Aufinco Pty, Ltd.
	1st Lien Term Loan 4.00%, due 5/29/20	2,072,300	2,061,938
	2nd Lien Term Loan 8.25%, due 11/30/20	800,000	794,000
	Bauer Performance Sports, Ltd. Term Loan B 4.50%, due 4/15/21	1,968,700	1,961,934
	Bombardier Recreational Products, Inc. New Term Loan B 3.75%, due 1/30/19	2,265,438	2,265,071
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 4.75%, due 7/30/21	4,766,667	4,699,423
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,200,000	1,152,000
	Travelport Finance (Luxembourg) S.A.R.L. 2014 Term Loan B 5.75%, due 9/2/21	3,473,750	3,461,265
			16,395,631
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
	Husky Injection Molding Systems, Ltd.
	1st Lien Term Loan 4.25%, due 6/30/21	2,475,390	2,444,447
	2nd Lien Term Loan 7.25%, due 6/30/22	509,304	499,118
			2,943,565
	Mining, Steel, Iron & Non-Precious Metals 0.2%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	1,839,383	1,504,616

	Oil & Gas 0.4%
	Drillships Financing Holding, Inc. Term Loan B1 6.00%, due 3/31/21 (d)	1,462,388	850,623
	Expro FinServices S.A.R.L. Term Loan 5.75%, due 9/2/21	1,320,000	1,071,400
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/3/18 (d)	1,520,556	902,196
			2,824,219
	Personal, Food & Miscellaneous Services 0.7%
	1011778 B.C. Unlimited Liability Co. 2015 Term Loan B 3.75%, due 12/12/21	5,689,451	5,673,197

	Telecommunications 1.3%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	4,139,180	4,032,596
	Telesat USD Term Loan B2 3.50%, due 3/28/19	6,677,044	6,632,528
			10,665,124
	Total Foreign Floating Rate Loans (Cost $78,159,481)		75,879,878
	Total Long-Term Bonds (Cost $770,101,786)		748,037,898

		Shares
	Affiliated Investment Company 0.9%
	Fixed Income Fund 0.9%
¤	MainStay High Yield Corporate Bond Fund Class I	1,354,128	7,434,164

	Total Affiliated Investment Company (Cost $7,965,058)		7,434,164

		Principal Amount
	Short-Term Investments 8.3%
	Other Commercial Paper 3.5%
	Air Products & Chemicals 0.132%, due 10/22/15 (a)(g)	$3,679,000	3,678,721
	Electricite De France S.A. 0.172%, due 11/23/15 (a)(g)	7,070,000	7,068,231
	Questar Corp. 0.152%, due 10/19/15 (a)(g)	5,876,000	5,875,559
	United Technologies 0.132%, due 10/21/15 (a)(g)	11,586,000	11,585,163
	Total Other Commercial Paper (Cost $28,207,674)		28,207,674

	Repurchase Agreement 0.4%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $3,240,897 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 9/30/17, with a Principal Amount of $3,310,000 and a Market Value of $3,305,863)	3,240,897	3,240,897
	Total Repurchase Agreement (Cost $3,240,897)		3,240,897

	U.S. Government & Federal Agencies 4.4%
	Federal Home Loan Bank Discount Note 0.03%, due 10/9/15 (g)	9,155,000	9,154,939
	Federal Home Loan Mortgage Corporation Discount Note 0.051%, due 10/5/15 (g)	1,600,000	1,599,991
	Federal National Mortgage Association Discount Note 0.071%, due 10/5/15 (g)	5,000,000	4,999,961
	United States Treasury Bills
	0.005%, due 11/5/15 (g)	6,497,000	6,496,968
	0.015%, due 10/22/15 (g)	2,692,000	2,691,977
	0.02%, due 10/1/15 (g)	4,157,000	4,157,000
	0.03%, due 10/1/15 (g)	1,300,000	1,300,000
	0.035%, due 11/12/15 (g)	4,783,000	4,782,805
	Total U.S. Government & Federal Agencies (Cost $35,183,641)		35,183,641
	Total Short-Term Investments (Cost $66,632,212)		66,632,212
	Total Investments (Cost $844,699,056) (h)	102.2%	822,104,274
	Other Assets, Less Liabilities	(2.2)	(17,912,497)
	Net Assets	100.0%	$804,191,777

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2015.
(d)	Illiquid security - As of September 30, 2015, the total market value of these securities was $29,678,905, which represented 3.7% of the Portfolio's net assets.
(e)	Issue in default.
(f)	Restricted security.
(g)	Interest rate shown represents yield to maturity.
(h)	As of September 30, 2015, cost was $845,395,941 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,262,887
Gross unrealized depreciation	(24,554,554)
Net unrealized depreciation	$(23,291,667)

The following abbreviation is used in the preceding pages:
TBD	—To be determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$6,642,705	$—	$6,642,705
Floating Rate Loans (b)	—	639,058,190	26,457,125	665,515,315
Foreign Floating Rate Loans (c)	—	75,085,878	794,000	75,879,878
Total Long-Term Bonds	—	720,786,773	27,251,125	748,037,898
Affiliated Investment Company
Fixed Income Fund	7,434,164	—	—	7,434,164
Short-Term Investments
Other Commercial Paper	—	28,207,674	—	28,207,674
Repurchase Agreement	—	3,240,897	—	3,240,897
U.S. Government & Federal Agencies	—	35,183,641	—	35,183,641
Total Short-Term Investments	—	66,632,212	—	66,632,212
Total Investments in Securities	$7,434,164	$787,418,985	$27,251,125	$822,104,274

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $26,457,125 of Level 3 securities which represent Floating Rate Loans whose values were obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(c)	Includes $794,000 of a Level 3 security which represents a Foreign Floating Rate Loans whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, securities with a market value of $20,530,940 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2014, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of September 30, 2015, securities with a market value of $60,821,217 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2014, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2015
Long-Term Bonds
Floating Rate Loans
Automobile	$5,182,412	$355	$-	$6,312	$-	$-	$-	$(4,519,079)	$670,000	$6,312
Buildings & Real Estate	7,494,664	1,534	(17,878)	54,244	-	(2,456,166)	1,915,825	(5,056,773)	1,935,450	33,510
Chemicals, Plastics & Rubber	2,067,747	370	24	4,895	-	(5,250)	-	(1,378,247)	689,539	4,840
Containers, Packaging & Glass	1,595,833	-	-	-	-	-	-	(1,595,833)	-	-
Diversified/Conglomerate Manufacturing	8,320,822	347	(63,944)	182,710	-	(2,045,612)	1,558,170	(5,165,029)	2,787,464	(84,644)
Diversified/Conglomerate Service	5,967,572	501	829	37,879	3,359,138	(800,000)	-	(5,211,572)	3,354,347	(5,219)
Ecological	-	(200)	(18)	(21,537)	1,458,815	(7,312)	-	-	1,429,748	(21,537)
Electronics	3,404,600	1,161	0 (b)	(96,155)	2,475,032	(2,525)	-	(3,404,600)	2,377,513	(96,155)
Finance	2,729,375	-	-	-	-	-	-	(2,729,375)	-	-
Healthcare, Education & Childcare	4,363,396	6,288	-	(165,153)	-	-	2,691,627	(4,363,396)	2,532,762	(165,153)
Insurance	-	1,128	-	(7,128)	-	-	2,250,000	-	2,244,000	(7,128)
Leisure, Amusement, Motion Pictures & Entertainment	2,000,000	-	-	-	-	-	-	(2,000,000)	-	-
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	6,450,715	1,083	11,540	(12,623)	-	(1,093,700)	-	(5,357,015)	-	-
Mining, Steel, Iron & Non-Precious Metals	2,683,125	1,487	224	(723)	995,019	(576,041)	1,527,640	(2,683,125)	1,947,606	(723)
Oil & Gas	4,968,920	2,485	(552,421)	455,195		(1,405,259)	-	(3,468,920)	-	-
Personal & Nondurable Consumer Products (Manufacturing Only)	1,990,000	-	-	-	-	-	-	(1,990,000)	-	-
Personal, Food & Miscellanous Services	1,372,000	92	1,049	19,840	-	(1,392,981)	-	-	-	-
Printing & Publishing	591,000	957	(93,078)	(94,360)	-	(1,111,613)	1,883,038	-	1,175,944	(104,018)
Retail Store	2,971,002	143	1,841	5,462	-	(2,978,448)	-	-	-	-
Telecommunications	-	3,426	186	(772,433)	-	(2,623,067)	8,704,640	-	5,312,752	(772,433)
Utilities	8,132,455	(96)	11,364	7,866	-	(2,434,739)	-	(5,716,850)	-	-
Foreign Floating Rate Loans
Chemicals, Plastics & Rubber	127,945	-	-	-	-	-	-	(127,945)	-	-
Containers, Packaging & Glass	2,945,384	-	-	-	-	-	-	(2,945,384)	-	-
Healthcare, Education & Childcare	1,990,000	1,377	18,604	(10,000)	19	(2,000,000)	-	-	-	-
Leisure, Amusement, Motion Pictures & Entertainment	3,598,774	553	(26,040)	36,468	-	(784,981)	-	(2,030,774)	794,000	(5,272)
Oil & Gas	1,077,300	-	-	-	-	-	-	(1,077,300)	-	-
Total	$82,025,041	$22,991	$(707,718)	$(369,241)	$8,288,023	$(21,717,694)	$20,530,940	$(60,821,217)	$27,251,125	$(1,217,620)

(a) Sales include principal reduction.

(b) Less than one dollar.

As of September 30, 2015, the Portfolio held the following restricted security.

Security	Date of Acquisition	Principal Amount	Cost	9/30/15 Value	Percent of Net Assets
Samson Investment Co. New 2nd Lien Term Loan
5.00%, due 9/25/18	12/20/2013	$3,300,000	$3,322,090	$457,875	0.1%

MainStay VP Government Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.0%†
	Asset-Backed Securities 3.5%
	Other ABS 2.7%
	Small Business Administration Participation Certificates
	Series 2012-20L, Class 1 1.93%, due 12/1/32	$927,271	$909,879
	Series 2014-20H, Class 1 2.88%, due 8/1/34	946,697	965,334
	Series 2015-20G, Class 1 2.88%, due 7/1/35	2,000,000	2,032,467
	Series 2014-20I, Class 1 2.92%, due 9/1/34	957,141	985,826
	Series 2014-20C, Class 1 3.21%, due 3/1/34	1,812,966	1,893,344
			6,786,850
	Utilities 0.8%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,909,576	2,113,261

	Total Asset-Backed Securities (Cost $8,658,666)		8,900,111

	Corporate Bonds 4.1%
	Agriculture 0.4%
	Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,143,117

	Banks 0.4%
	Bank of America Corp. 6.875%, due 4/25/18	900,000	1,005,872

	Pipelines 1.1%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	2,700,000	2,876,259

	Real Estate Investment Trusts 0.9%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,300,142

	Telecommunications 1.3%
	Crown Castle Towers LLC 4.883%, due 8/15/40 (a)	3,100,000	3,348,540

	Total Corporate Bonds (Cost $10,681,532)		10,673,930

	Mortgage-Backed Securities 3.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.3%
	Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	460,487	460,499
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	568,238	582,791
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,120,103	1,194,397
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	1,163,327	1,172,067
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (a)	533,456	539,309
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	530,000	598,742
	GS Mortgage Securities Trust Series 2011-GC5, Class A2 2.999%, due 8/10/44	798,281	807,572
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,500,000	1,583,003
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	160,287	161,790
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,429,017	1,469,631
			8,569,801
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.419%, due 8/25/36 (c)	367,544	340,816
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.76%, due 2/25/42 (a)(b)(d)(e)	1,063,968	872,454
			1,213,270
	Total Mortgage-Backed Securities (Cost $10,003,442)		9,783,071

	U.S. Government & Federal Agencies 86.6%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	217,767	45,005
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	45,381	8,215
			53,220
	Federal Home Loan Bank 1.0%
	5.00%, due 11/17/17	2,400,000	2,612,607

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 24.1%
	2.25%, due 3/1/35 (b)	28,678	30,205
	2.38%, due 2/1/37 (b)	169,411	180,662
	2.50%, due 6/1/35 (b)	195,479	208,684
¤	3.00%, due 4/1/45	4,095,680	4,141,783
	3.00%, due 5/1/45	2,956,582	2,989,863
	3.00%, due 6/1/45	2,770,979	2,802,170
	3.00%, due 7/1/45	1,490,492	1,507,269
	3.50%, due 10/1/25	549,327	582,567
	3.50%, due 11/1/25	3,371,885	3,578,386
	3.50%, due 12/1/41	374,145	392,356
	3.50%, due 5/1/42	503,985	526,549
	3.50%, due 7/1/42	394,476	412,218
	3.50%, due 8/1/42	1,268,421	1,333,339
	3.50%, due 6/1/43	1,913,473	1,996,243
	3.50%, due 8/1/43	1,639,908	1,711,710
	3.50%, due 1/1/44	1,623,587	1,696,467
	3.50%, due 5/1/44	2,002,740	2,097,594
	4.00%, due 3/1/25	1,381,872	1,462,301
	4.00%, due 7/1/25	417,259	446,819
	4.00%, due 8/1/31	832,297	896,588
	4.00%, due 8/1/39	831,417	901,158
	4.00%, due 12/1/40	3,812,017	4,115,762
¤	4.00%, due 2/1/41	6,303,221	6,786,947
¤	4.00%, due 3/1/41	7,279,865	7,823,338
	4.00%, due 1/1/42	3,537,328	3,820,086
	4.00%, due 12/1/42	1,278,005	1,378,831
	4.00%, due 8/1/44	680,730	736,143
	4.50%, due 3/1/41	958,041	1,057,862
	4.50%, due 5/1/41	1,307,143	1,435,561
	4.50%, due 8/1/41	1,471,010	1,615,529
	5.00%, due 1/1/20	211,557	220,313
	5.00%, due 6/1/33	665,531	738,918
	5.00%, due 8/1/33	370,385	411,170
	5.00%, due 5/1/36	187,493	206,199
	5.00%, due 10/1/39	1,064,540	1,188,716
	5.50%, due 1/1/21	232,619	251,943
	5.50%, due 1/1/33	470,426	524,093
	6.50%, due 4/1/37	76,782	89,270
			62,295,612
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 45.0%
	1.932%, due 11/1/34 (b)	187,199	195,307
	2.232%, due 4/1/34 (b)	222,274	236,902
	3.00%, due 10/1/32	1,267,012	1,314,884
	3.00%, due 4/1/43	1,860,505	1,891,449
	3.50%, due 11/1/20	1,996,695	2,109,666
	3.50%, due 10/1/25	1,263,337	1,341,972
¤	3.50%, due 11/1/25	8,605,333	9,149,027
	3.50%, due 9/1/32	3,664,516	3,879,211
	3.50%, due 11/1/32	914,662	968,123
	3.50%, due 2/1/41	2,124,163	2,221,263
	3.50%, due 11/1/41	3,398,482	3,570,404
	3.50%, due 12/1/41	1,237,144	1,300,654
	3.50%, due 1/1/42	2,983,048	3,143,665
	3.50%, due 3/1/42	3,013,565	3,151,650
	3.50%, due 5/1/42	1,334,425	1,395,230
	3.50%, due 8/1/42	3,185,963	3,338,196
	3.50%, due 11/1/42	1,283,672	1,344,691
	3.50%, due 12/1/42	1,544,892	1,625,640
	3.50%, due 2/1/43	1,680,847	1,769,629
	3.50%, due 5/1/43	3,061,192	3,210,787
	3.50%, due 6/1/43	893,023	935,630
	3.50%, due 3/1/45	1,702,868	1,786,280
	4.00%, due 9/1/31	1,807,816	1,948,578
	4.00%, due 1/1/41	1,112,245	1,204,295
	4.00%, due 2/1/41	1,493,236	1,608,564
	4.00%, due 3/1/41	2,362,244	2,564,705
	4.00%, due 10/1/41	671,939	729,474
	4.00%, due 3/1/42	2,071,680	2,231,235
	4.00%, due 6/1/42	903,278	974,295
	4.00%, due 7/1/42	2,737,856	2,953,452
	4.00%, due 8/1/42	1,278,405	1,377,745
	4.00%, due 9/1/42	1,181,638	1,263,740
	4.50%, due 7/1/18	660,784	684,745
	4.50%, due 11/1/18	509,583	528,161
	4.50%, due 6/1/23	512,930	543,129
	4.50%, due 10/1/33	766,040	837,093
	4.50%, due 5/1/39	646,742	713,173
	4.50%, due 6/1/39	946,230	1,043,122
	4.50%, due 7/1/39	2,734,814	3,022,362
¤	4.50%, due 8/1/39	3,825,791	4,219,403
	4.50%, due 9/1/39	113,938	126,366
	4.50%, due 9/1/40	3,037,979	3,355,151
	4.50%, due 12/1/40	2,560,455	2,805,681
¤	4.50%, due 1/1/41	5,550,569	6,159,324
	4.50%, due 2/1/41	482,857	534,288
	4.50%, due 8/1/41	2,495,121	2,744,486
	5.00%, due 11/1/17	257,771	267,776
	5.00%, due 9/1/20	29,432	30,724
	5.00%, due 11/1/33	1,237,595	1,370,051
	5.00%, due 7/1/34	146,453	162,075
	5.00%, due 6/1/35	907,499	1,004,612
	5.00%, due 10/1/35	240,548	265,010
	5.00%, due 1/1/36	111,146	122,532
	5.00%, due 2/1/36	1,320,827	1,455,719
	5.00%, due 5/1/36	1,282,284	1,412,938
	5.00%, due 3/1/40	1,658,600	1,858,085
	5.00%, due 2/1/41	2,868,675	3,228,888
	5.50%, due 11/1/17	168,403	173,567
	5.50%, due 6/1/19	279,784	295,208
	5.50%, due 11/1/19	331,906	350,985
	5.50%, due 4/1/21	472,260	506,177
	5.50%, due 6/1/21	34,742	37,310
	5.50%, due 6/1/33	1,516,253	1,706,011
	5.50%, due 11/1/33	989,050	1,113,067
	5.50%, due 12/1/33	1,016,134	1,145,689
	5.50%, due 6/1/34	317,246	357,776
	5.50%, due 3/1/35	444,772	498,681
	5.50%, due 12/1/35	175,805	197,611
	5.50%, due 4/1/36	911,878	1,024,141
	5.50%, due 1/1/37	310,070	354,161
	5.50%, due 7/1/37	213,570	243,907
	5.50%, due 8/1/37	224,294	252,109
	6.00%, due 12/1/16	11,028	11,219
	6.00%, due 1/1/33	159,738	182,026
	6.00%, due 3/1/33	160,930	183,527
	6.00%, due 9/1/34	34,322	39,008
	6.00%, due 9/1/35	485,194	555,833
	6.00%, due 10/1/35	103,580	118,621
	6.00%, due 4/1/36	390,473	442,433
	6.00%, due 6/1/36	267,716	301,876
	6.00%, due 11/1/36	398,724	453,989
	6.00%, due 4/1/37	65,926	72,036
	6.50%, due 10/1/31	62,081	70,920
	6.50%, due 7/1/32	13,549	15,478
	6.50%, due 2/1/37	56,154	65,127
	6.50%, due 8/1/47	44,144	49,064
			116,048,794
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.7%
	3.00%, due 8/20/45	2,779,920	2,840,948
	4.00%, due 7/15/39	623,134	664,597
	4.00%, due 9/20/40	2,195,943	2,364,701
	4.00%, due 11/20/40	343,065	371,935
	4.00%, due 1/15/41	2,412,211	2,578,293
¤	4.00%, due 10/15/41	5,367,679	5,808,861
¤	4.50%, due 5/20/40	5,765,610	6,268,419
	5.00%, due 4/15/34	892,211	998,651
	5.00%, due 2/20/41	645,999	718,292
	5.50%, due 6/15/33	1,059,272	1,225,368
	5.50%, due 12/15/35	240,206	271,688
	6.00%, due 8/15/32	180,669	208,711
	6.00%, due 10/15/32	272,499	306,200
	6.50%, due 7/15/28	38,191	44,955
	6.50%, due 8/15/28	38,310	43,928
	6.50%, due 7/15/32	166,705	196,070
			24,911,617
	Overseas Private Investment Corporation 1.6%
	5.142%, due 12/15/23	3,630,104	4,082,528

	Tennessee Valley Authority 3.5%
¤	4.65%, due 6/15/35	4,395,000	5,046,225
	6.25%, due 12/15/17	3,485,000	3,890,068
			8,936,293
¤	United States Treasury Note 1.7%
	0.625%, due 10/15/16	4,320,000	4,329,846

	Total U.S. Government & Federal Agencies (Cost $214,817,515)		223,270,517
	Total Long-Term Bonds (Cost $244,161,155)		252,627,629

	Short-Term Investment 1.8%
	Repurchase Agreement 1.8%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $4,716,631 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $4,720,000 and a Market Value of $4,814,400)	4,716,631	4,716,631

	Total Short-Term Investment (Cost $4,716,631)		4,716,631

	Total Investments (Cost $248,877,786) (g)	99.8%	257,344,260
	Other Assets, Less Liabilities	0.2	516,463
	Net Assets	100.0%	$257,860,723

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2015.
(d)	Illiquid security - As of September 30, 2015, the total market value of this security was $872,454, which represented 0.3% of the Portfolio's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, the total market value of this security was $872,454, which represented 0.3% of the Portfolio's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	As of September 30, 2015, cost was $248,877,786 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$9,431,511
Gross unrealized depreciation	(965,037)
Net unrealized appreciation	$8,466,474

As of September 30, 2015, the Portfolio held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	(26)	December 2015	$(3,133,406)	$(12,854)
10-Year United States Treasury Note	(11)	December 2015	(1,416,078)	(6,899)
			$(4,549,484)	$(19,753)

1.	As of September 30, 2015, cash in the amount of $38,250 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$8,900,111	$—	$8,900,111
Corporate Bonds	—	10,673,930	—	10,673,930
Mortgage-Backed Securities (b)	—	8,910,617	872,454	9,783,071
U.S. Government & Federal Agencies	—	223,270,517	—	223,270,517
Total Long-Term Bonds	—	251,755,175	872,454	252,627,629
Short-Term Investment
Repurchase Agreement	—	4,716,631	—	4,716,631
Total Investments in Securities	$—	$256,471,806	$872,454	$257,344,260

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(19,753)	$—	$—	$(19,753)
Total Other Financial Instruments	$(19,753)	$—	$—	$(19,753)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $872,454 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2015
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$873,910	$837	$970	$23,199	$-	$(26,462	)(a)	$-	$-	$872,454	$18,915
Total	$873,910	$837	$970	$23,199	$-	$(26,462)		$-	$-	$872,454	$18,915

(a) Sales include principal reductions.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.8% †
Equity Funds 99.8%
MainStay Cushing MLP Premier Fund Class I	268,868	$4,156,697
MainStay Emerging Markets Opportunities Fund Class I	687,528	5,527,721
MainStay Epoch Global Choice Fund Class I (a)	1,103,335	19,860,027
MainStay Epoch U.S. All Cap Fund Class I (a)	1,976,701	52,975,599
MainStay ICAP Equity Fund Class I	660,785	31,037,055
MainStay ICAP International Fund Class I	1,702,094	51,198,997
MainStay International Opportunities Fund Class I (a)	6,129,929	48,549,041
MainStay MAP Fund Class I	1,267,193	51,511,385
MainStay U.S. Equity Opportunities Fund Class I (a)	6,573,658	54,364,154
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	3,106,254	24,639,705
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	3,200,683	40,020,879
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	4,123,479	28,699,115
MainStay VP International Equity Portfolio Initial Class (a)	1,413,456	18,689,161
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,991,249	65,802,109
MainStay VP Marketfield Portfolio Initial Class (a)(b)	247,561	2,229,529
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,249,109	47,902,248
MainStay VP S&P 500 Index Portfolio Initial Class	342,991	13,608,119
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,302,297	64,917,123
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	2,924,248	37,656,812
Total Equity Funds (Cost $709,318,837)		663,345,476
Total Affiliated Investment Companies (Cost $709,318,837)		663,345,476

	Principal Amount
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $1,227,217 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 6/30/20, with a Principal Amount of $1,220,000 and a Market Value of $1,253,740)	$1,227,217	1,227,217
Total Short-Term Investment (Cost $1,227,217)		1,227,217
Total Investments (Cost $710,546,054) (c)	100.0%	664,572,693
Other Assets, Less Liabilities	(0.0)‡	(128,346)
Net Assets	100.0%	$664,444,347

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2015, cost was $712,842,156 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,091,957
Gross unrealized depreciation	(49,361,420)
Net unrealized depreciation	$(48,269,463)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$663,345,476	$—	$—	$663,345,476
Short-Term Investment
Repurchase Agreement	—	1,227,217	—	1,227,217
Total Investments in Securities	$663,345,476	$1,227,217	$—	$664,572,693

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Principal
		Amount	Value
	Long-Term Bonds 94.8%†
	Convertible Bonds 1.4%
	Auto Parts & Equipment 0.6%
¤	Exide Technologies, Inc. 7.00%, due 4/30/25 (a)(b)(c)(d)	$22,176,352	$18,184,608

	Electric 0.1%
	Upstate New York Power Producers, Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	1,517,132	1,653,674

	Mining 0.5%
	Detour Gold Corp. 5.50%, due 11/30/17	13,637,000	13,219,367

	Oil & Gas 0.2%
	Stone Energy Corp. 1.75%, due 3/1/17	5,530,000	4,683,219

	Total Convertible Bonds (Cost $38,634,163)		37,740,868

	Corporate Bonds 92.8%
	Advertising 0.7%
	Lamar Media Corp.
	5.375%, due 1/15/24	5,747,000	5,804,470
	5.875%, due 2/1/22	1,525,000	1,584,094
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	6,155,000	6,147,306
	5.625%, due 2/15/24 (d)	270,000	273,713
	5.625%, due 2/15/24	3,280,000	3,325,100
	5.875%, due 3/15/25	1,445,000	1,470,287
			18,604,970
	Aerospace & Defense 2.0%
	Aerojet Rocketdyne Holdings, Inc. 7.125%, due 3/15/21	12,615,000	13,056,525
	KLX, Inc. 5.875%, due 12/1/22 (d)	7,415,000	7,213,386
	Kratos Defense & Security Solutions, Inc. 7.00%, due 5/15/19	7,581,000	6,140,610
	Orbital ATK, Inc.
	5.25%, due 10/1/21	4,270,000	4,323,375
	5.50%, due 10/1/23 (d)	2,775,000	2,781,938
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	9,005,000	9,185,100
	TransDigm, Inc.
	5.50%, due 10/15/20	5,780,000	5,509,062
	6.00%, due 7/15/22	3,610,000	3,366,325
	6.50%, due 7/15/24	2,000,000	1,879,700
	6.50%, due 5/15/25 (d)	2,280,000	2,143,200
			55,599,221
	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21	5,380,000	5,541,400
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	4,800,000	4,986,000
			10,527,400
	Auto Manufacturers 1.4%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (d)	9,875,000	10,270,000
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	9,770,107
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	3,880,000	4,027,416
	6.75%, due 6/1/18	7,005,000	7,656,199
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (d)	4,120,000	4,033,068
	4.25%, due 11/15/19 (d)	3,000,000	2,887,500
			38,644,290
	Auto Parts & Equipment 3.8%
¤	Exide Technologies, Inc. 11.00%, due 4/30/20 (b)(c)(d)	19,625,553	16,681,720
	Exide Technologies, Inc. (Escrow Claim Shares) 8.625%, due 2/1/18 (b)(c)(d)(e)	20,190,000	20,190
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	4,775,000	4,846,625
	Lear Corp. 5.25%, due 1/15/25	1,000,000	980,000
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	2,840,000	2,754,800
¤	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (d)	6,335,000	6,081,600
	4.75%, due 5/15/21 (d)	15,280,000	15,050,800
	4.75%, due 5/15/23 (d)	7,045,000	6,798,425
¤	Schaeffler Holding Finance B.V.
	6.25%, due 11/15/19 (a)(d)	5,380,000	5,702,800
	6.75%, due 11/15/22 (a)(d)	13,540,000	14,555,500
	6.875%, due 8/15/18 (a)(d)	16,495,000	17,010,469
	Tenneco, Inc. 6.875%, due 12/15/20	1,870,000	1,937,788
	Titan International, Inc. 6.875%, due 10/1/20	3,130,000	2,623,331
	ZF North America Capital, Inc.
	4.50%, due 4/29/22 (d)	1,355,000	1,280,475
	4.75%, due 4/29/25 (d)	6,545,000	5,996,856
			102,321,379
	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.75%, due 6/15/21 (d)	6,965,000	6,599,338

	Beverages 0.0%‡
	Constellation Brands, Inc. 4.25%, due 5/1/23	480,000	478,200

	Biotechnology 0.1%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (d)	2,790,000	2,671,425

	Building Materials 1.8%
	Boise Cascade Co. 6.375%, due 11/1/20	8,070,000	8,314,602
	Building Materials Corporation of America 6.75%, due 5/1/21 (d)	4,810,000	5,122,650
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	5,525,000	5,607,875
	Griffon Corp. 5.25%, due 3/1/22	5,218,000	4,963,622
	Headwaters, Inc. 7.25%, due 1/15/19	8,284,000	8,532,520
	Masonite International Corp. 5.625%, due 3/15/23 (d)	1,500,000	1,530,000
	Summit Materials LLC / Summit Materials Finance Corp.
	6.125%, due 7/15/23	4,870,000	4,699,550
	10.50%, due 1/31/20	4,233,000	4,529,310
	USG Corp.
	6.30%, due 11/15/16	3,460,000	3,572,450
	7.875%, due 3/30/20 (d)	530,000	556,500
	Vulcan Materials Co. 7.50%, due 6/15/21	480,000	549,600
			47,978,679
	Chemicals 1.9%
	A. Schulman, Inc. 6.875%, due 6/1/23 (d)	5,925,000	5,584,313
	Axiall Corp. 4.875%, due 5/15/23	5,070,000	4,258,800
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23 (d)	7,960,000	8,278,400
	10.00%, due 10/15/25 (d)	4,400,000	4,570,500
	Eagle Spinco, Inc. 4.625%, due 2/15/21	1,215,000	1,028,218
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	6,135,000	6,073,650
	Olin Corp. 5.50%, due 8/15/22	3,576,000	3,075,360
	Platform Specialty Products Corp. 6.50%, due 2/1/22 (d)	3,000,000	2,580,000
	PolyOne Corp.
	5.25%, due 3/15/23	11,545,000	10,915,797
	7.375%, due 9/15/20	4,665,000	4,828,275
			51,193,313
	Coal 0.6%
	Arch Coal, Inc. 8.00%, due 1/15/19 (d)	7,225,000	794,750
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	16,890,000	11,358,525
	8.00%, due 4/1/23 (d)	1,380,000	985,872
	Peabody Energy Corp.
	6.00%, due 11/15/18	3,075,000	799,500
	6.25%, due 11/15/21	3,863,000	791,915
	6.50%, due 9/15/20	1,340,000	278,050
	10.00%, due 3/15/22 (d)	538,000	202,423
			15,211,035
	Commercial Services 2.8%
	Ashtead Capital, Inc.
	5.625%, due 10/1/24 (d)	2,155,000	2,144,225
	6.50%, due 7/15/22 (d)	10,661,000	11,140,745
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.25%, due 3/15/25 (d)	5,935,000	5,489,875
	5.50%, due 4/1/23	7,790,000	7,540,954
	Cimpress N.V. 7.00%, due 4/1/22 (d)	10,400,000	10,036,000
	ExamWorks Group, Inc. 5.625%, due 4/15/23	3,235,000	3,279,481
	Great Lakes Dredge & Dock Corp.
	7.375%, due 2/1/19 (d)	1,145,000	1,147,862
	7.375%, due 2/1/19	13,322,000	13,355,305
	Hertz Corp. (The) 4.25%, due 4/1/18	1,330,000	1,320,025
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (d)	1,100,000	1,069,750
	Modular Space Corp. 10.25%, due 1/31/19 (d)	3,155,000	2,192,725
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (d)	4,365,000	3,448,350
	United Rentals North America, Inc.
	4.625%, due 7/15/23	1,130,000	1,094,688
	7.625%, due 4/15/22	4,020,000	4,261,200
	8.25%, due 2/1/21	738,000	776,745
	WEX, Inc. 4.75%, due 2/1/23 (d)	7,000,000	6,685,000
			74,982,930
	Computers 1.7%
	IHS, Inc. 5.00%, due 11/1/22	15,430,000	14,832,087
	NCR Corp.
	4.625%, due 2/15/21	1,100,000	1,053,250
	5.00%, due 7/15/22	7,790,000	7,381,025
	5.875%, due 12/15/21	1,425,000	1,396,500
	6.375%, due 12/15/23	10,995,000	10,775,100
	Seagate HDD Cayman 4.75%, due 6/1/23	10,640,000	10,501,095
			45,939,057
	Cosmetics & Personal Care 0.3%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	6,235,000	6,381,735
	4.70%, due 5/24/22	705,000	721,720
			7,103,455
	Distribution & Wholesale 0.6%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	6,080,000	6,201,600
	Beacon Roofing Supply, Inc. 6.375%, due 10/1/23 (d)	500,000	501,250
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	2,855,000	2,769,350
	LKQ Corp. 4.75%, due 5/15/23	6,500,000	6,256,250
			15,728,450
	Diversified Financial Services 0.1%
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	4,505,000	1,486,650
	12.75%, due 5/1/20 (b)(d)	3,000,000	900,000
			2,386,650
	Electric 1.5%
	Calpine Corp.
	5.875%, due 1/15/24 (d)	6,235,000	6,422,050
	6.00%, due 1/15/22 (d)	8,180,000	8,476,525
	GenOn Energy, Inc.
	7.875%, due 6/15/17	11,769,000	11,033,437
	9.50%, due 10/15/18	12,636,000	11,688,300
	Public Service Co. of New Mexico 7.95%, due 5/15/18	1,805,000	2,052,184
			39,672,496
	Electrical Components & Equipment 1.6%
	Anixter, Inc.
	5.125%, due 10/1/21	2,895,000	2,873,288
	5.50%, due 3/1/23 (d)	1,500,000	1,477,500
	Belden, Inc.
	5.25%, due 7/15/24 (d)	8,425,000	7,793,125
	5.50%, due 9/1/22 (d)	13,393,000	12,957,727
	General Cable Corp. 5.75%, due 10/1/22	13,500,000	11,475,000
	WESCO Distribution, Inc. 5.375%, due 12/15/21	8,160,000	7,803,000
			44,379,640
	Electronics 0.4%
	Allegion PLC 5.875%, due 9/15/23	3,000,000	3,075,000
	Kemet Corp. 10.50%, due 5/1/18	8,305,000	7,661,363
			10,736,363
	Engineering & Construction 1.4%
	AECOM 5.875%, due 10/15/24 (d)	4,095,000	4,125,713
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	9,705,000	8,346,300
	13.00%, due 3/15/18 (a)	9,763,976	10,105,715
	Transfield Services, Ltd. 8.375%, due 5/15/20 (d)	9,520,000	9,793,700
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	5,919,000	5,489,872
			37,861,300
	Entertainment 1.8%
	Affinity Gaming / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	14,780,000	14,706,100
	Churchill Downs, Inc. 5.375%, due 12/15/21	6,720,000	6,787,200
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	3,280,000	3,321,000
	5.375%, due 11/1/23	2,320,000	2,354,800
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	4,830,000	4,854,150
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (d)	5,785,000	6,016,400
	Sterling Entertainment Enterprises LLC 9.75%, due 12/31/19 (b)(c)(e)	10,000,000	10,375,000
			48,414,650
	Finance - Auto Loans 0.2%
	Ally Financial, Inc. 6.25%, due 12/1/17	1,395,000	1,464,750
	Credit Acceptance Corp. 7.375%, due 3/15/23 (d)	3,900,000	3,987,750
			5,452,500
	Finance - Consumer Loans 0.4%
	OneMain Financial Holdings, Inc.
	6.75%, due 12/15/19 (d)	2,450,000	2,535,750
	7.25%, due 12/15/21 (d)	4,326,000	4,390,890
	TMX Finance LLC / TitleMax Finance Corp. 8.50%, due 9/15/18 (d)	3,325,000	2,618,438
			9,545,078
	Finance - Credit Card 0.5%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (d)	5,930,000	6,018,950
	6.375%, due 4/1/20 (d)	8,017,000	8,157,298
			14,176,248
	Finance - Investment Banker/Broker 0.5%
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	3,145,000	3,176,450
	5.375%, due 11/15/22	5,700,000	6,042,000
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	5,570,000	5,152,250
			14,370,700
	Finance - Leasing Companies 0.3%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.00%, due 10/1/21	5,465,000	5,574,300
	Aircastle, Ltd. 5.50%, due 2/15/22	2,795,000	2,822,950
			8,397,250
	Finance - Mortgage Loan/Banker 0.4%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, due 8/1/21 (d)	6,000,000	5,610,000
	7.375%, due 10/1/17	1,910,000	1,919,550
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (d)	4,050,000	2,450,250
			9,979,800
	Finance - Other Services 0.9%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (d)	6,985,000	7,229,475
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	11,900,000	11,186,000
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	3,715,000	3,515,319
	7.875%, due 10/1/20	3,965,000	3,608,150
			25,538,944
	Food 1.9%
	B&G Foods, Inc. 4.625%, due 6/1/21	5,820,000	5,601,750
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	14,835,000	13,499,850
	Ingles Markets, Inc. 5.75%, due 6/15/23	4,530,000	4,654,575
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	6,540,000	6,867,000
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	9,655,000	10,137,750
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	6,397,000	6,524,940
	WhiteWave Foods Co. (The) 5.375%, due 10/1/22	5,220,000	5,415,750
			52,701,615
	Forest Products & Paper 0.7%
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (d)	1,625,000	1,669,688
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	15,073,000	18,351,377
			20,021,065
	Gas 0.1%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	2,380,000	2,403,800
	6.50%, due 5/20/21	1,685,000	1,693,425
			4,097,225
	Health Care - Products 1.4%
	Alere, Inc. 6.375%, due 7/1/23 (d)	1,500,000	1,522,500
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (d)	7,315,000	7,552,737
	Hanger, Inc. 7.125%, due 11/15/18	7,627,000	7,274,251
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (d)	4,705,000	4,716,763
	Hologic, Inc. 5.25%, due 7/15/22 (d)	3,760,000	3,797,600
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23	2,560,000	2,214,400
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.50%, due 4/15/25 (d)	3,500,000	3,119,375
	Sterigenics-Nordion Holdings LLC 6.50%, due 5/15/23 (d)	1,725,000	1,712,063
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	7,215,000	6,764,062
			38,673,751
	Health Care - Services 3.5%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	1,400,000	1,407,000
	5.625%, due 2/15/23 (d)	2,765,000	2,778,825
	Centene Corp. 5.75%, due 6/1/17	3,905,000	4,070,963
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	40,000	42,800
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (d)	460,000	491,050
	5.875%, due 1/31/22 (d)	2,710,000	2,906,475
	6.50%, due 9/15/18 (d)	3,750,000	4,114,125
¤	HCA, Inc.
	4.25%, due 10/15/19	1,775,000	1,792,750
	4.75%, due 5/1/23	1,305,000	1,309,568
	5.00%, due 3/15/24	13,950,000	13,984,875
	5.25%, due 4/15/25	2,985,000	3,048,431
	5.375%, due 2/1/25	1,855,000	1,836,450
	5.875%, due 3/15/22	5,130,000	5,501,925
	5.875%, due 5/1/23	6,200,000	6,432,500
	7.50%, due 2/15/22	1,570,000	1,774,100
	7.58%, due 9/15/25	575,000	629,625
	8.00%, due 10/1/18	1,738,000	1,963,766
	8.36%, due 4/15/24	450,000	519,750
	HealthSouth Corp. 5.75%, due 11/1/24	5,295,000	5,228,812
	Kindred Healthcare, Inc.
	8.00%, due 1/15/20 (d)	2,650,000	2,809,000
	8.75%, due 1/15/23 (d)	1,419,000	1,537,841
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (d)	18,445,000	18,445,000
	Tenet Healthcare Corp.
	5.00%, due 3/1/19	3,040,000	2,941,200
	5.50%, due 3/1/19	1,655,000	1,638,450
	6.75%, due 6/15/23	3,830,000	3,801,275
	8.125%, due 4/1/22	2,650,000	2,816,685
			93,823,241
	Holding Companies - Diversified 1.8%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (a)	16,235,000	15,788,537
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (a)(d)	19,798,000	19,847,495
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	6,915,000	6,776,700
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	3,970,000	4,019,625
	Nielsen Co. Luxembourg SARL (The) 5.50%, due 10/1/21 (d)	1,340,000	1,333,300
			47,765,657
	Home Builders 2.6%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	7,105,000	7,282,625
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	8,580,000	7,893,600
	AV Homes, Inc. 8.50%, due 7/1/19	8,675,000	8,566,562
	Brookfield Residential Properties, Inc.
	6.375%, due 5/15/25 (d)	2,995,000	2,822,788
	6.50%, due 12/15/20 (d)	7,945,000	7,845,687
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	1,645,000	1,566,863
	Century Communities, Inc.
	6.875%, due 5/15/22 (d)	1,450,000	1,377,500
	6.875%, due 5/15/22	5,700,000	5,415,000
	D.R. Horton, Inc. 4.75%, due 2/15/23	2,925,000	2,939,625
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	10,465,000	10,151,050
	Meritage Homes Corp. 7.00%, due 4/1/22	315,000	339,806
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	340,000	343,400
	6.625%, due 5/1/20	2,460,000	2,675,250
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.25%, due 4/15/21 (d)	2,325,000	2,313,375
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	1,625,000	1,596,563
	WCI Communities, Inc. 6.875%, due 8/15/21	3,175,000	3,294,062
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (d)	5,390,000	4,958,800
			71,382,556
	Household Products & Wares 0.6%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(d)	2,831,000	2,908,852
	Prestige Brands, Inc.
	5.375%, due 12/15/21 (d)	4,000,000	3,900,000
	8.125%, due 2/1/20	2,387,000	2,500,383
	Spectrum Brands, Inc.
	5.75%, due 7/15/25 (d)	3,135,000	3,197,700
	6.375%, due 11/15/20	1,110,000	1,171,050
	6.625%, due 11/15/22	1,545,000	1,633,838
			15,311,823
	Housewares 0.2%
	American Greetings Corp. 7.375%, due 12/1/21	1,577,000	1,640,080
	RSI Home Products, Inc. 6.50%, due 3/15/23 (d)	4,930,000	4,930,000
			6,570,080
	Insurance 1.5%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	7,970,000	8,368,500
	CNO Financial Group, Inc.
	4.50%, due 5/30/20	1,105,000	1,127,100
	5.25%, due 5/30/25	1,115,000	1,131,725
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,737,560
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	8,285,000	8,616,400
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	4,190,000	4,920,430
	USI, Inc. 7.75%, due 1/15/21 (d)	7,070,000	6,919,762
	Wayne Merger Sub LLC 8.25%, due 8/1/23 (d)	4,075,000	3,901,813
			40,723,290
	Internet 0.6%
	IAC / InterActiveCorp. 4.75%, due 12/15/22	1,000,000	917,500
	Netflix, Inc.
	5.50%, due 2/15/22 (d)	7,455,000	7,529,550
	5.75%, due 3/1/24	4,029,000	4,109,580
	VeriSign, Inc. 5.25%, due 4/1/25	3,375,000	3,349,687
			15,906,317
	Investment Company 0.4%
	American Capital, Ltd. 6.50%, due 9/15/18 (d)	10,325,000	10,644,043

	Investment Management/Advisory Services 0.5%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (d)	8,935,000	8,733,963
	National Financial Partners Corp. 9.00%, due 7/15/21 (d)	5,315,000	5,128,975
			13,862,938
	Iron & Steel 1.1%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	2,430,475
	Allegheny Technologies, Inc. 6.625%, due 8/15/23	6,198,000	5,330,280
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (d)	9,555,000	9,435,562
	Cliffs Natural Resources, Inc. 8.25%, due 3/31/20 (d)	6,495,000	5,715,600
	Commercial Metals Co. 4.875%, due 5/15/23	2,979,000	2,606,625
	Evraz, Inc. 7.50%, due 11/15/19 (d)	5,970,000	5,671,500
			31,190,042
	Leisure Time 1.2%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	7,965,000	7,905,262
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (d)	24,186,000	24,911,580
			32,816,842
	Lodging 0.7%
	Choice Hotels International, Inc. 5.75%, due 7/1/22	6,863,000	7,326,253
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	8,570,000	8,848,525
	Starwood Hotels & Resorts Worldwide, Inc. 7.375%, due 11/15/15	2,580,000	2,597,900
			18,772,678
	Machinery - Construction & Mining 0.2%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (d)	4,915,000	4,718,400
	Vander Intermediate Holding II Corp. 9.75%, due 2/1/19 (a)(d)	1,115,000	897,575
			5,615,975
	Machinery - Diversified 0.5%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,432,400
	Zebra Technologies Corp. 7.25%, due 10/15/22 (d)	7,145,000	7,609,425
			13,041,825
	Media 4.8%
	Cablevision Systems Corp. 7.75%, due 4/15/18	7,681,000	7,681,000
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	5,130,000	4,732,425
	5.125%, due 5/1/23 (d)	7,630,000	7,034,097
	5.25%, due 9/30/22	500,000	468,750
	5.375%, due 5/1/25 (d)	5,165,000	4,706,606
	5.75%, due 1/15/24	7,085,000	6,766,175
	5.875%, due 5/1/27 (d)	4,795,000	4,447,362
	CCO Safari II LLC 4.464%, due 7/23/22 (d)	4,350,000	4,352,297
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (d)	7,110,000	7,038,900
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	99,750
	7.875%, due 2/15/18	965,000	1,015,663
	DISH DBS Corp.
	5.125%, due 5/1/20	1,809,000	1,695,938
	5.875%, due 7/15/22	4,265,000	3,774,525
	5.875%, due 11/15/24	3,695,000	3,138,441
¤	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	9,455,000	9,478,637
	5.00%, due 4/15/22 (d)	20,399,000	19,761,531
	Numericable-SFR
	4.875%, due 5/15/19 (d)	2,000,000	1,935,000
	6.00%, due 5/15/22 (d)	8,420,000	8,114,775
	6.25%, due 5/15/24 (d)	4,950,000	4,764,375
	Quebecor Media, Inc. 5.75%, due 1/15/23	15,047,000	14,821,295
	Time, Inc. 5.75%, due 4/15/22 (d)	1,385,000	1,294,975
	Videotron, Ltd.
	5.00%, due 7/15/22	4,865,000	4,792,025
	5.375%, due 6/15/24 (d)	8,505,000	8,377,425
			130,291,967
	Metal Fabricate & Hardware 1.0%
	A.M. Castle & Co. 12.75%, due 12/15/16	9,200,000	7,728,000
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	5,590,000	5,408,325
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (d)	15,630,000	15,004,800
			28,141,125
	Mining 2.4%
	Alamos Gold, Inc. 7.75%, due 4/1/20 (d)	12,122,771	10,455,890
	Constellium N.V. 5.75%, due 5/15/24 (d)	8,465,000	6,433,400
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (d)	5,405,000	3,783,500
	Hecla Mining Co. 6.875%, due 5/1/21	13,485,000	10,855,425
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	6,495,000	6,900,938
	New Gold, Inc.
	6.25%, due 11/15/22 (d)	10,095,000	8,454,562
	7.00%, due 4/15/20 (d)	8,485,000	7,933,475
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	4,045,000	3,782,075
	St. Barbara, Ltd. 8.875%, due 4/15/18 (d)	7,683,000	7,106,775
			65,706,040
	Miscellaneous - Manufacturing 1.2%
	Actuant Corp. 5.625%, due 6/15/22	1,360,000	1,356,600
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	2,715,000	2,674,275
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	6,585,000	6,996,562
	EnPro Industries, Inc. 5.875%, due 9/15/22	4,205,000	4,236,538
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	3,710,000	2,986,550
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,017,512
	SPX FLOW, Inc. 6.875%, due 9/1/17	4,285,000	4,499,250
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	4,115,000	3,950,400
			31,717,687
	Oil & Gas 8.3%
	Antero Resources Corp. 5.125%, due 12/1/22	6,645,000	5,714,700
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 7.75%, due 1/15/21	3,845,000	1,614,900
	California Resources Corp. 5.00%, due 1/15/20	15,200,000	9,775,424
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	15,510,000	13,959,000
	7.625%, due 1/15/22	5,608,000	5,215,440
	Carrizo Oil & Gas, Inc.
	6.25%, due 4/15/23	1,415,000	1,232,041
	7.50%, due 9/15/20	5,020,000	4,693,700
	Chesapeake Energy Corp. 6.50%, due 8/15/17	1,535,000	1,385,338
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (b)(c)(e)	6,820,000	1,875,500
	Comstock Resources, Inc.
	7.75%, due 4/1/19	9,659,000	2,414,750
	9.50%, due 6/15/20	9,185,000	2,525,875
	10.00%, due 3/15/20 (d)	11,450,000	7,957,750
	Concho Resources, Inc.
	5.50%, due 10/1/22	1,990,000	1,895,475
	6.50%, due 1/15/22	7,710,000	7,594,350
	7.00%, due 1/15/21	5,485,000	5,594,700
	Continental Resources, Inc.
	5.00%, due 9/15/22	5,567,000	4,871,125
	7.125%, due 4/1/21	1,885,000	1,939,194
	EnQuest PLC 7.00%, due 4/15/22 (d)	13,446,000	8,336,520
	Gulfport Energy Corp. 7.75%, due 11/1/20	2,215,000	2,176,237
	Halcon Resources Corp. 8.625%, due 2/1/20 (d)	6,379,000	5,302,544
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	10,670,000	8,476,035
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19	1,380,000	351,900
	6.50%, due 5/15/19	7,115,000	1,956,625
	8.625%, due 4/15/20	3,780,000	1,020,600
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	6,410,000	6,554,225
	Newfield Exploration Co. 5.625%, due 7/1/24	4,980,000	4,706,100
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	1,740,000	1,374,600
	6.875%, due 1/15/23	1,000,000	775,000
	7.25%, due 2/1/19	14,545,000	12,835,962
	PDC Energy, Inc. 7.75%, due 10/15/22	9,155,000	9,109,225
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	17,820,000	15,770,700
	Range Resources Corp. 5.00%, due 8/15/22	30,000	26,550
	Rex Energy Corp.
	6.25%, due 8/1/22	8,450,000	3,380,000
	8.875%, due 12/1/20	12,050,000	6,266,000
	RSP Permian, Inc. 6.625%, due 10/1/22	5,935,000	5,697,600
	Sanchez Energy Corp. 6.125%, due 1/15/23	5,400,000	3,618,000
	SM Energy Co.
	5.00%, due 1/15/24	3,494,000	2,956,797
	6.125%, due 11/15/22	990,000	916,740
	6.50%, due 11/15/21	2,895,000	2,750,250
	6.50%, due 1/1/23	2,710,000	2,520,300
	Stone Energy Corp. 7.50%, due 11/15/22	25,195,000	15,620,900
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	3,575,000	3,432,000
	Whiting Petroleum Corp. 6.50%, due 10/1/18	7,315,000	6,857,812
	WPX Energy, Inc.
	6.00%, due 1/15/22	11,360,000	9,769,600
	7.50%, due 8/1/20	3,600,000	3,294,000
			226,112,084
	Oil & Gas Services 0.5%
	CSI Compressco, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22	4,780,000	3,895,700
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	7,240,000	6,081,600
	FTS International, Inc.
	6.25%, due 5/1/22	6,226,000	1,930,060
	7.837%, due 6/15/20 (d)(f)	2,020,000	1,495,396
			13,402,756
	Packaging & Containers 1.0%
	AEP Industries, Inc. 8.25%, due 4/15/19	7,125,000	7,249,687
	Novelis, Inc.
	8.375%, due 12/15/17	7,690,000	7,459,300
	8.75%, due 12/15/20	5,975,000	5,752,133
	Plastipak Holdings, Inc. 6.50%, due 10/1/21 (d)	7,851,000	7,497,705
			27,958,825
	Pharmaceuticals 3.3%
	DPx Holdings B.V. 7.50%, due 2/1/22 (d)	8,290,000	8,372,900
	Endo Finance LLC 5.75%, due 1/15/22 (d)	1,650,000	1,633,500
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (d)	4,385,000	4,330,188
	6.00%, due 2/1/25 (d)	4,735,000	4,598,869
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22	10,925,000	10,808,976
	NBTY, Inc. 9.00%, due 10/1/18	7,350,000	7,515,375
	Quintiles Transnational Corp. 4.875%, due 5/15/23 (d)	4,870,000	4,821,300
¤	Valeant Pharmaceuticals International, Inc.
	5.875%, due 5/15/23 (d)	18,655,000	17,827,184
	6.125%, due 4/15/25 (d)	17,370,000	16,544,925
	6.375%, due 10/15/20 (d)	9,830,000	9,774,706
	7.00%, due 10/1/20 (d)	835,000	851,700
	7.50%, due 7/15/21 (d)	2,380,000	2,451,400
			89,531,023
	Pipelines 2.1%
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	474,208
	9.625%, due 11/1/21	5,950,000	7,916,320
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.00%, due 12/15/20	2,915,000	2,616,213
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	6,950,000	6,522,575
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (d)	3,265,000	3,432,331
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 4.875%, due 6/1/25	9,055,000	8,328,789
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,728,341
	NuStar Logistics, L.P. 6.75%, due 2/1/21	4,115,000	4,073,850
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.00%, due 1/15/18 (d)	3,620,000	3,448,050
	6.625%, due 10/1/20 (d)	10,560,000	10,296,000
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (d)	2,222,000	2,177,560
	6.25%, due 10/15/22 (d)	2,840,000	2,769,000
	Williams Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	2,320,000	2,360,521
			57,143,758
	Real Estate 1.6%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (a)(d)	9,584,844	9,441,071
	CBRE Services, Inc.
	5.00%, due 3/15/23	10,860,000	10,915,962
	5.25%, due 3/15/25	2,895,000	2,934,968
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (d)	2,410,000	2,464,225
	Forestar USA Real Estate Group, Inc. 8.50%, due 6/1/22 (d)	1,805,000	1,868,175
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (d)	6,500,000	6,603,350
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	8,215,000	8,338,225
			42,565,976
	Real Estate Investment Trusts 2.9%
¤	Crown Castle International Corp. 5.25%, due 1/15/23	32,810,000	34,703,137
	DuPont Fabros Technology, L.P. 5.625%, due 6/15/23	2,850,000	2,864,250
	Equinix, Inc.
	5.375%, due 1/1/22	4,715,000	4,691,425
	5.375%, due 4/1/23	9,830,000	9,614,723
	5.75%, due 1/1/25	5,640,000	5,597,700
	GEO Group, Inc. (The) 6.625%, due 2/15/21	5,556,000	5,778,240
	Host Hotels & Resorts, L.P. 5.25%, due 3/15/22	3,380,000	3,670,207
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	3,660,000	3,751,500
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	2,810,000	2,873,225
	5.50%, due 2/1/21	4,175,000	4,352,437
			77,896,844
	Retail 4.9%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	1,970,000	1,994,625
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	6,905,000	7,146,675
	AutoNation, Inc. 6.75%, due 4/15/18	3,926,000	4,375,629
	Building Materials Holding Corp. 9.00%, due 9/15/18 (d)	6,810,000	7,167,525
	Cash America International, Inc. 5.75%, due 5/15/18	4,795,000	4,806,988
	Dollar Tree, Inc. 5.75%, due 3/1/23 (d)	11,390,000	11,817,125
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (d)	7,150,000	6,435,000
	First Cash Financial Services, Inc. 6.75%, due 4/1/21	4,175,000	4,175,000
	GameStop Corp. 5.50%, due 10/1/19 (d)	5,795,000	5,970,588
	Group 1 Automotive, Inc. 5.00%, due 6/1/22	6,235,000	6,141,475
	Guitar Center, Inc. 6.50%, due 4/15/19 (d)	5,910,000	5,437,200
	L Brands, Inc.
	5.625%, due 2/15/22	1,865,000	1,972,238
	5.625%, due 10/15/23	3,000,000	3,187,500
	6.625%, due 4/1/21	3,610,000	4,016,125
	8.50%, due 6/15/19	1,555,000	1,815,463
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22	16,740,000	17,244,376
	Outerwall, Inc. 5.875%, due 6/15/21	10,010,000	9,371,862
	Penske Automotive Group, Inc.
	5.375%, due 12/1/24	4,530,000	4,439,400
	5.75%, due 10/1/22	6,670,000	6,686,675
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	9,865,000	10,345,919
	Sally Holdings LLC / Sally Capital, Inc. 6.875%, due 11/15/19	3,860,000	4,004,750
	Sonic Automotive, Inc. 7.00%, due 7/15/22	3,300,000	3,481,500
			132,033,638
	Semiconductors 0.6%
	Micron Technology, Inc.
	5.25%, due 8/1/23 (d)	4,305,000	3,959,739
	5.50%, due 2/1/25	8,740,000	8,018,950
	Sensata Technologies B.V. 5.00%, due 10/1/25 (d)	4,205,000	3,947,444
			15,926,133
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	5.00%, due 12/15/21 (d)	2,210,000	2,254,200
	7.125%, due 3/15/21	1,825,000	1,911,688
			4,165,888
	Software 1.1%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	12,495,000	13,041,656
	Activision Blizzard, Inc.
	5.625%, due 9/15/21 (d)	2,580,000	2,715,450
	6.125%, due 9/15/23 (d)	2,892,000	3,072,750
	Emdeon, Inc. 6.00%, due 2/15/21 (d)	3,305,000	3,193,456
	MSCI, Inc.
	5.25%, due 11/15/24 (d)	2,552,000	2,577,520
	5.75%, due 8/15/25 (d)	4,195,000	4,226,463
			28,827,295
	Storage & Warehousing 0.4%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (d)	13,925,000	12,187,160

	Telecommunications 7.3%
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (d)	7,340,000	7,046,400
	CenturyLink, Inc. 5.625%, due 4/1/25 (d)	7,065,000	5,616,675
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (d)	4,640,000	4,451,523
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (d)	10,365,000	9,820,837
	Frontier Communications Corp.
	6.25%, due 9/15/21	6,180,000	5,144,850
	8.875%, due 9/15/20 (d)	4,255,000	4,169,900
	10.50%, due 9/15/22 (d)	8,115,000	7,912,125
	GCI, Inc. 6.875%, due 4/15/25	3,100,000	3,115,500
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	4,239,000	4,551,414
	7.625%, due 6/15/21	8,915,000	9,550,194
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23	2,600,000	2,145,000
	7.25%, due 4/1/19	3,880,000	3,637,500
	7.25%, due 10/15/20	9,940,000	9,119,950
	7.50%, due 4/1/21	3,665,000	3,380,963
	Neptune Finco Corp. 10.125%, due 1/15/23 (d)	9,275,000	9,379,344
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (d)	3,600,000	3,775,500
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	8,335,000	8,335,000
	9.00%, due 11/15/18 (d)	6,940,000	7,282,142
	Sprint Corp.
	7.125%, due 6/15/24	8,770,000	6,749,392
	7.625%, due 2/15/25	490,000	379,444
	7.875%, due 9/15/23	1,360,000	1,100,750
¤	T-Mobile USA, Inc.
	6.00%, due 3/1/23	2,650,000	2,557,250
	6.125%, due 1/15/22	7,214,000	6,961,510
	6.25%, due 4/1/21	7,960,000	7,932,140
	6.375%, due 3/1/25	8,670,000	8,323,200
	6.464%, due 4/28/19	4,595,000	4,675,413
	6.50%, due 1/15/24	7,505,000	7,275,159
	6.625%, due 11/15/20	625,000	635,156
	6.625%, due 4/1/23	9,375,000	9,281,250
	6.731%, due 4/28/22	10,735,000	10,708,162
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	23,062,000	24,042,135
			199,055,778
	Transportation 1.1%
	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (d)	15,310,000	15,003,800
	9.75%, due 5/1/20 (d)	8,150,000	7,335,000
	XPO Logistics, Inc.
	6.50%, due 6/15/22 (d)	5,710,000	4,828,519
	7.875%, due 9/1/19 (d)	1,880,000	1,833,000
			29,000,319
	Trucking & Leasing 0.3%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	4,865,000	4,925,813
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	3,910,000	4,242,350
			9,168,163
	Total Corporate Bonds (Cost $2,650,691,510)		2,518,248,183

	Loan Assignments 0.6% (g)
	Lodging 0.4%
	Cannery Casino Resorts LLC
	New Term Loan B 7.00%, due 10/2/18	2,322,976	2,279,420
	New 2nd Lien Term Loan 11.00%, due 10/2/19	5,875,000	5,160,207
	Four Seasons Holdings, Inc. New 1st Lien Term Loan 3.50%, due 6/27/20	2,293,419	2,276,218
			9,715,845

	Pharmaceuticals 0.1%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	4,182,063	4,148,083

	Retail 0.1%
	Men's Wearhouse, Inc. (The) 2015 Term Loan 5.00%, due 6/18/21	2,000,000	2,000,000

	Total Loan Assignments (Cost $16,555,833)		15,863,928

	Total Long-Term Bonds (Cost $2,705,881,506)		2,571,852,979

		Shares
	Common Stocks 0.3%
	Auto Parts & Equipment 0.1%
¤	Exide Technologies, Inc. (b)(c)(d)(e)	447,045	1,922,294

	Electric 0.1%
	Upstate New York Power Producers, Inc. (b)(c)(e)(h)	19,474	876,330

	Entertainment 0.0%‡
	Affinity Gaming LLC (b)(e)(h)	75,000	862,500

	Media 0.0%‡
	ION Media Networks, Inc. (b)(c)(e)(h)	725	315,049

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(c)(e)(h)	230,859	2,807,245

	Mining 0.0%‡
	New Gold, Inc. (h)	182,423	414,100

	Total Common Stocks (Cost $20,855,172)		7,197,518

	Preferred Stock 0.1%
	Banks 0.1%
	GMAC Capital Trust I 8.125%	124,200	3,170,826

	Total Preferred Stock (Cost $3,028,995)		3,170,826

		Principal Amount
	Short-Term Investment 3.8%
	Repurchase Agreement 3.8%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $102,877,702 (Collaterized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $102,880,000 and a Market Value of $104,937,600)	$102,877,702	102,877,702
	Total Short-Term Investment (Cost $102,877,702)		102,877,702
	Total Investments (Cost $2,832,643,375) (i)	99.0%	2,685,099,025
	Other Assets, Less Liabilities	1.0	26,832,999
	Net Assets	100.0%	$2,711,932,024

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment in Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Illiquid security - As of September 30, 2015, the total market value of these securities was $56,474,110, which represented 2.1% of the Portfolio's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, the total market value of these securities was $54,711,610, which represented 2.0% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Restricted security.
(f)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2015.
(h)	Non-income producing security.
(i)	As of September 30, 2015, cost was $2,832,721,386 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$34,137,124
Gross unrealized depreciation	(181,759,485)
Net unrealized depreciation	$(147,622,361)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$17,902,586	$19,838,282	$37,740,868
Corporate Bonds (c)	—	2,489,295,773	28,952,410	2,518,248,183
Loan Assignments (d)	—	13,863,928	2,000,000	15,863,928
Total Long-Term Bonds	—	2,521,062,287	50,790,692	2,571,852,979
Common Stocks (e)	414,100	862,500	5,920,918	7,197,518
Preferred Stock	3,170,826	—	—	3,170,826
Short-Term Investment
Repurchase Agreement	—	102,877,702	—	102,877,702
Total Investments in Securities	$3,584,926	$2,624,802,489	$56,711,610	$2,685,099,025

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $18,184,608 and $1,653,674 are held in Auto Parts & Equipment and Electric, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $16,701,910, $10,375,000 and $1,875,500 are held in Auto Parts & Equipment, Entertainment and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $2,000,000 is held in Retail within Loan Assignments whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure such value as referenced in the Portfolio of Investments.

(e)	The Level 3 securities valued at $1,922,294, $876,330, $315,049 and $2,807,245 are held in Auto Parts & Equipment, Electric, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2015
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$-	$87,483	$-	$(685,153)	$18,782,278	(a)	$-		$-	$-	$18,184,608	$(685,153)
Electric	1,503,340	-	-	12,413	137,921	(b)	-		-	-	1,653,674	12,413
Corporate Bonds
Auto Parts & Equipment	-	93,849	-	(1,486,592)	18,094,653	(a)	-		-	-	16,701,910	(1,486,592)
Entertainment	10,468,208	1,659	1,585	36,704	-		(133,156)	(c)	-	-	10,375,000	-
Oil & Gas	1,261,700	-	-	613,800	-		-		-	-	1,875,500	613,800
Loan Assignments
Auto Parts & Equipment	23,335,892	40,619	(90,519)	2,547,977	-		(25,833,969)	(c)	-	-	-	-
Distribution & Wholesale	9,301,325	716	5,669	13,027	-		(9,320,737)	(c)	-	-	-	-
Miscellaneous- Manufacturing	2,307,289	265	(55,689)	49,508	-		(2,301,373)		-	-	-	-
Retail	-	-	-	-	2,000,000		-		-	-	2,000,000	-
Common Stocks
Auto Parts & Equipment	-	-	-	(14,660,364)	16,582,658	(a)	-		-	-	1,922,294	(14,660,364)
Electric	876,330	-	-	-	-		-		-	-	876,330	-
Media	274,253	-	-	40,796	-		-		-	-	315,049	40,796
Metal, Fabricate & Hardware	2,807,245	-	-	-	-		-		-	-	2,807,245	-
Warrants
Food	6,740	-	-	(6,740)	-		-		-	-	-	-
Total	$52,142,322	$224,591	$(138,954)	$(13,524,624)	$55,597,510		$(37,589,235)		$-	$-	$56,711,610	$(16,165,100)

(a)	Security received through a restructure.
(b)	Purchases include PIK securities.
(c)	Sales include principal reductions.

As of September 30, 2015, the Portfolio held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	9/30/15 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	10/24/12	75,000	$843,750	$862,500	0.0	%‡
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond 6.775%, due 3/15/19	11/26/14	$6,820,000	—	1,875,500	0.0	‡
Exide Technologies, Inc.
Common Stock	4/30/15	447,045	16,582,658	1,922,294	0.1
Exide Technologies, Inc. (Escrow Claim Shares)
Corporate Bond 8.625%, due 2/1/18	8/28/15	$20,190,000	—	20,190	0.0	‡
ION Media Networks, Inc.
Common Stock	3/12/10-12/20/10	725	1,099	315,049	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	230,859	1,955,376	2,807,245	0.1
Sterling Entertainment Enterprises LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$10,000,000	10,000,000	10,375,000	0.4
Upstate New York Power Producers, Inc.
Common Stock	6/29/12	19,474	331,050	876,330	0.1
Upstate New York Power Producers, Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	12/15/13-6/15/15	$1,517,132	1,629,977	1,653,674	0.1
Total			$31,343,910	$20,707,782	0.8%

‡ Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 4.8%
	Boeing Co. (The)	277,395	$36,324,876
	Honeywell International, Inc.	217,780	20,621,588
			56,946,464
	Auto Components 3.3%
	Johnson Controls, Inc.	930,520	38,486,307

	Banks 3.2%
	Citigroup, Inc.	767,235	38,062,528

	Capital Markets 10.6%
¤	Ameriprise Financial, Inc.	427,930	46,700,001
	Goldman Sachs Group, Inc. (The)	201,250	34,969,200
¤	Northern Trust Corp.	637,960	43,483,353
			125,152,554
	Chemicals 5.7%
¤	Monsanto Co.	522,110	44,556,867
	Mosaic Co. (The)	717,550	22,322,981
			66,879,848
	Consumer Finance 5.5%
	Ally Financial, Inc. (a)	1,134,070	23,112,347
	American Express Co.	555,280	41,162,906
			64,275,253
	Diversified Financial Services 3.2%
	Intercontinental Exchange, Inc.	160,590	37,737,044

	Health Care Equipment & Supplies 4.6%
¤	Medtronic PLC	800,396	53,578,508

	Health Care Providers & Services 3.2%
	Express Scripts Holding Co. (a)	463,380	37,515,245

	Hotels, Restaurants & Leisure 2.5%
	Las Vegas Sands Corp.	765,030	29,048,189

	Household Durables 3.6%
	Whirlpool Corp.	291,725	42,959,424

	Industrial Conglomerates 4.0%
¤	General Electric Co.	1,867,180	47,090,280

	Machinery 3.1%
	Pentair PLC	705,090	35,987,794

	Media 10.0%
¤	Comcast Corp. Class A	842,290	47,909,455
	Liberty Media Corp. Class C (a)	639,890	22,050,610
	Omnicom Group, Inc.	507,400	33,437,660
	Viacom, Inc. Class B	332,340	14,340,471
			117,738,196
	Oil, Gas & Consumable Fuels 8.4%
¤	Chevron Corp.	720,490	56,832,251
	Occidental Petroleum Corp.	643,240	42,550,326
			99,382,577
	Pharmaceuticals 9.2%
¤	Allergan PLC (a)	241,850	65,737,248
¤	Novartis A.G., Sponsored ADR	468,840	43,095,773
			108,833,021
	Semiconductors & Semiconductor Equipment 2.3%
	Texas Instruments, Inc.	541,053	26,792,945

	Software 3.6%
	Oracle Corp.	1,184,500	42,784,140

	Technology Hardware, Storage & Peripherals 7.0%
	Apple, Inc.	343,710	37,911,213
¤	EMC Corp.	1,816,220	43,879,875
			81,791,088
	Total Common Stocks (Cost $1,238,106,107)		1,151,041,405

		Principal Amount
	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $22,894,089 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $23,065,000 and a Market Value of $23,353,313)	$22,894,089	22,894,089
	Total Short-Term Investment (Cost $22,894,089)		22,894,089
	Total Investments (Cost $1,261,000,196) (b)	99.8%	1,173,935,494
	Other Assets, Less Liabilities	0.2	2,696,253
	Net Assets	100.0%	$1,176,631,747

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2015, cost was $1,261,398,803 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$24,745,286
Gross unrealized depreciation	(112,208,595)
Net unrealized depreciation	$(87,463,309)

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,151,041,405	$—	$—	$1,151,041,405
Short-Term Investment
Repurchase Agreement	—	22,894,089	—	22,894,089
Total Investments in Securities	$1,151,041,405	$22,894,089	$—	$1,173,935,494

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

			Principal Amount	Value
	Long-Term Bonds 46.8%†
	Asset-Backed Securities 0.5%
	Home Equity 0.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.259%, due 10/25/36 (a)		$233,394	$220,853
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.269%, due 5/25/37 (a)		237,021	167,495
	GSAA Home Equity Trust Series 2006-14, Class A1 0.249%, due 9/25/36 (a)		2,380,766	1,252,474
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.299%, due 4/25/37 (a)		43,783	43,156
	JP Morgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.299%, due 3/25/47 (a)		221,425	136,468
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.249%, due 11/25/36 (a)		293,916	139,092
	Soundview Home Loan Trust Series 2006-EQ2, Class A2 0.309%, due 1/25/37 (a)		468,432	313,561
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.309%, due 9/25/37 (a)		353,988	165,070
				2,438,169
	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.649%, due 5/25/29 (a)		286,495	276,890

	Total Asset-Backed Securities (Cost $3,174,786)			2,715,059

	Convertible Bonds 0.3%
	Leisure Time 0.3%
	Jarden Corp. 1.125%, due 3/15/34		1,200,000	1,378,500

	Transportation 0.0%‡
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		340,000	253,088

	Total Convertible Bonds (Cost $1,572,181)			1,631,588

	Corporate Bonds 40.9%
	Aerospace & Defense 0.7%
	KLX, Inc. 5.875%, due 12/1/22 (b)		1,355,000	1,318,158
	TransDigm, Inc. 7.50%, due 7/15/21		725,000	755,812
	Triumph Group, Inc. 4.875%, due 4/1/21		1,450,000	1,355,750
				3,429,720
	Agriculture 0.0%‡
¤	Reynolds American, Inc. 8.125%, due 6/23/19 (b)		165,000	195,390

	Airlines 1.1%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (b)		1,400,000	1,365,000
	Continental Airlines, Inc.
	Series 2009-2, Class A 7.25%, due 5/10/21		336,533	377,758
	Series 2003-ERJ1 7.875%, due 1/2/20		533,408	556,078
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		1,192,150	1,329,247
	U.S. Airways Group, Inc.
	Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26		931,079	1,028,842
	Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24		556,324	620,301
	United Airlines, Inc. Series 2014-2, Class B Pass Through Trust 4.625%, due 3/3/24		500,000	497,500
				5,774,726
	Auto Manufacturers 0.9%
	FCA U.S. LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21		900,000	955,080
	Ford Motor Co.
	6.625%, due 10/1/28		500,000	585,189
	7.45%, due 7/16/31		455,000	565,206
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		150,000	169,801
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		1,500,000	1,442,829
	Navistar International Corp. 8.25%, due 11/1/21		1,175,000	941,469
				4,659,574
	Auto Parts & Equipment 1.0%
	Dana Holding Corp. 5.375%, due 9/15/21		1,385,000	1,364,225
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21		300,000	314,250
	8.25%, due 8/15/20		1,090,000	1,134,962
	MPG Holdco I, Inc. 7.375%, due 10/15/22		1,250,000	1,300,000
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (b)		1,245,000	1,201,425
				5,314,862
	Banks 4.6%
	AgriBank FCB 9.125%, due 7/15/19		200,000	247,055
	Bank of America Corp.
	6.11%, due 1/29/37		980,000	1,127,235
	7.625%, due 6/1/19		680,000	800,311
	8.00%, due 7/29/49 (a)		1,000,000	1,045,000
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21		£525,000	1,018,035
	Capital One Financial Corp. 5.55%, due 12/29/49 (a)		$1,695,000	1,673,812
	CIT Group, Inc.
	3.875%, due 2/19/19		890,000	884,994
	4.25%, due 8/15/17		200,000	202,500
	6.625%, due 4/1/18 (b)		400,000	423,000
	Citigroup, Inc.
	3.375%, due 3/1/23		795,000	798,803
	4.05%, due 7/30/22		105,000	107,039
	6.30%, due 12/29/49 (a)		1,255,000	1,207,498
	Discover Bank 8.70%, due 11/18/19		795,000	949,797
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23		1,330,000	1,347,337
	HSBC Holdings PLC 6.375%, due 12/29/49 (a)		1,275,000	1,219,219
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)		1,345,000	1,343,319
	7.90%, due 4/29/49 (a)		1,450,000	1,506,188
	Mellon Capital III 6.369%, due 9/5/66 (a)	GBP	900,000	1,375,089
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)		$1,000,000	1,040,068
	Morgan Stanley
	4.875%, due 11/1/22		495,000	527,386
	5.00%, due 11/24/25		1,150,000	1,222,706
	5.45%, due 7/29/49 (a)		1,275,000	1,255,250
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		585,000	589,647
	6.125%, due 12/15/22		550,000	595,214
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		1,005,000	1,005,000
				23,511,502
	Beverages 0.2%
	Constellation Brands, Inc. 4.25%, due 5/1/23		760,000	757,150

	Biotechnology 0.2%
	Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,249,771

	Building Materials 0.6%
	USG Corp.
	6.30%, due 11/15/16		2,265,000	2,338,612
	9.75%, due 1/15/18		545,000	606,313
				2,944,925
	Chemicals 0.5%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21		710,000	741,716
	8.55%, due 5/15/19		140,000	169,241
	Hexion, Inc. 6.625%, due 4/15/20		390,000	331,500
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20		675,000	698,682
	WR Grace & Co. 5.125%, due 10/1/21 (b)		765,000	755,438
				2,696,577
	Commercial Services 1.0%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23		1,380,000	1,335,882
	Hertz Corp. (The)
	5.875%, due 10/15/20		277,000	273,815
	7.375%, due 1/15/21		1,200,000	1,239,000
	Service Corporation International 5.375%, due 1/15/22		1,005,000	1,035,150
	United Rentals North America, Inc.
	4.625%, due 7/15/23		715,000	692,656
	6.125%, due 6/15/23		605,000	603,109
				5,179,612
	Computers 0.3%
	NCR Corp. 5.00%, due 7/15/22		1,325,000	1,255,437

	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		800,000	840,000

	Diversified Financial Services 0.4%
	Alterra Finance LLC 6.25%, due 9/30/20		75,000	86,283
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (a)	EUR	810,000	939,713
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	GBP	490,000	767,689
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		$425,000	428,017
				2,221,702
	Electric 0.8%
	Calpine Corp. 5.75%, due 1/15/25		1,185,000	1,107,975
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		1,490,000	1,535,281
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (c)		500,000	550,141
	Puget Energy, Inc. 5.625%, due 7/15/22		350,000	393,245
¤	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		681,520	580,144
				4,166,786
	Engineering & Construction 0.1%
	MasTec, Inc. 4.875%, due 3/15/23		785,000	647,625

	Entertainment 0.5%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		880,000	895,400
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22		1,300,000	1,423,500
	Scientific Games International, Inc. 7.00%, due 1/1/22 (b)		110,000	108,350
				2,427,250
	Finance - Auto Loans 0.2%
	Ally Financial, Inc. 8.00%, due 11/1/31		1,045,000	1,210,570

	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)		1,100,000	1,097,250
	Navient Corp. 8.00%, due 3/25/20		750,000	718,125
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		1,190,000	1,207,850
	Springleaf Finance Corp.
	6.00%, due 6/1/20		345,000	346,294
	7.75%, due 10/1/21		800,000	854,000
				4,223,519
	Finance - Credit Card 0.1%
	American Express Co. 6.80%, due 9/1/66 (a)		700,000	707,875

	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23		320,000	320,631
	6.45%, due 6/8/27		435,000	451,302
				771,933
	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		145,000	145,906
	6.00%, due 8/1/20		945,000	970,988
				1,116,894
	Food 1.1%
	Cosan Luxembourg S.A. 5.00%, due 3/14/23 (b)		645,000	483,750
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		1,290,000	1,253,445
	Kraft Heinz Foods Co. 4.875%, due 2/15/25 (b)		831,000	886,843
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		955,000	938,288
	Smithfield Foods, Inc. 6.625%, due 8/15/22		190,000	200,213
	Tyson Foods, Inc. 3.95%, due 8/15/24		1,810,000	1,843,684
				5,606,223
	Food Services 0.3%
	Aramark Services, Inc. 5.75%, due 3/15/20		1,250,000	1,299,219

	Hand & Machine Tools 0.2%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		1,110,000	1,132,200

	Health Care - Products 0.5%
	Alere, Inc.
	6.50%, due 6/15/20		500,000	507,500
	7.25%, due 7/1/18		825,000	858,000
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		450,000	389,250
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
	4.875%, due 4/15/20 (b)		500,000	477,500
	5.75%, due 8/1/22 (b)		450,000	434,250
				2,666,500
	Health Care - Services 1.6%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		1,425,000	1,449,937
	Cigna Corp. 4.375%, due 12/15/20		135,000	144,198
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (b)		1,155,000	1,238,738
	HCA, Inc. 5.00%, due 3/15/24		1,675,000	1,679,187
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (b)		1,340,000	1,340,000
	Tenet Healthcare Corp.
	3.837%, due 6/15/20 (a)(b)		700,000	695,188
	6.00%, due 10/1/20		1,250,000	1,318,750
				7,865,998
	Home Builders 1.9%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		410,000	384,375
	7.25%, due 2/1/23		500,000	458,750
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (b)		2,225,000	2,108,187
	Lennar Corp.
	4.50%, due 6/15/19		1,100,000	1,112,100
	4.50%, due 11/15/19		200,000	201,700
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,141,250
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		1,255,000	1,283,238
	Standard Pacific Corp. 8.375%, due 5/15/18		800,000	900,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		670,000	718,575
	TRI Pointe Holdings, Inc. 5.875%, due 6/15/24		1,430,000	1,401,400
				9,709,575
	Household Products & Wares 0.1%
	Spectrum Brands, Inc. 5.75%, due 7/15/25 (b)		430,000	438,600

	Insurance 3.5%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		1,725,000	1,927,687
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		730,000	719,962
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		870,000	678,600
	6.15%, due 11/15/66 (a)		565,000	259,900
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		1,725,000	2,050,313
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (b)		145,000	149,963
	6.50%, due 3/15/35 (b)		130,000	151,838
	7.80%, due 3/7/87 (b)		1,195,000	1,389,187
	Oil Insurance, Ltd. 3.309%, due 12/29/49 (a)(b)		580,000	493,000
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (b)		1,000,000	1,259,194
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		1,450,000	1,464,500
	Protective Life Corp. 8.45%, due 10/15/39		725,000	962,898
	Provident Cos., Inc. 7.25%, due 3/15/28		925,000	1,153,960
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		795,000	820,440
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)		600,000	608,250
	Validus Holdings, Ltd. 8.875%, due 1/26/40		740,000	958,404
	Voya Financial, Inc. 5.50%, due 7/15/22		840,000	956,741
	XLIT, Ltd.
	4.45%, due 3/31/25		985,000	985,710
	6.50%, due 10/29/49 (a)		945,000	750,330
				17,740,877
	Investment Company 0.2%
	CDP Financial, Inc. 4.40%, due 11/25/19 (b)		900,000	989,371

	Iron & Steel 0.5%
	AK Steel Corp. 8.75%, due 12/1/18		800,000	778,120
	ArcelorMittal 7.75%, due 10/15/39		1,000,000	815,000
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		465,000	167,400
	5.95%, due 1/15/18		325,000	170,625
	United States Steel Corp. 7.375%, due 4/1/20		650,000	516,750
				2,447,895
	Lodging 1.2%
	MGM Resorts International 6.75%, due 10/1/20		3,468,000	3,580,710
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		865,000	959,163
	7.15%, due 12/1/19		125,000	145,063
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (b)		1,445,000	1,239,087
				5,924,023
	Machinery - Construction & Mining 0.3%
	Terex Corp.
	6.00%, due 5/15/21		300,000	290,250
	6.50%, due 4/1/20		1,050,000	1,065,750
				1,356,000
	Machinery - Diversified 0.3%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (b)		1,290,000	1,373,850

	Media 1.2%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		690,000	658,950
	CCO Safari II LLC 4.464%, due 7/23/22 (b)		1,335,000	1,335,705
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		1,275,000	1,279,781
	DISH DBS Corp.
	5.875%, due 7/15/22		725,000	641,625
	7.125%, due 2/1/16		600,000	604,500
	iHeartCommunications, Inc. 9.00%, due 3/1/21		1,080,000	907,470
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		355,000	434,776
	Time Warner, Inc. 7.70%, due 5/1/32		115,000	149,335
				6,012,142
	Mining 0.3%
	Aleris International, Inc. 7.875%, due 11/1/20		710,000	688,771
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		650,000	795,179
				1,483,950
	Miscellaneous - Manufacturing 0.7%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		1,390,000	1,369,150
	Bombardier, Inc. 7.75%, due 3/15/20 (b)		280,000	239,400
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		1,305,000	1,050,525
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		1,295,000	1,039,237
				3,698,312
	Oil & Gas 1.8%
	Berry Petroleum Co. LLC 6.375%, due 9/15/22		640,000	191,603
	California Resources Corp. 5.00%, due 1/15/20		405,000	260,464
	CHC Helicopter S.A. 9.25%, due 10/15/20		1,039,500	582,120
	Chesapeake Energy Corp. 6.625%, due 8/15/20		940,000	698,533
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		850,000	811,750
	ConocoPhillips 6.50%, due 2/1/39		1,000,000	1,209,689
	Denbury Resources, Inc. 6.375%, due 8/15/21		1,155,000	727,650
	Eni S.p.A. 4.15%, due 10/1/20 (b)		800,000	849,837
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		430,000	369,800
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20		2,075,000	560,250
	Precision Drilling Corp.
	6.50%, due 12/15/21		670,000	569,500
	6.625%, due 11/15/20		295,000	257,387
	SM Energy Co. 5.00%, due 1/15/24		875,000	740,469
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		675,000	664,875
	6.375%, due 4/1/23 (b)		775,000	755,625
				9,249,552
	Oil & Gas Services 0.3%
	Basic Energy Services, Inc. 7.75%, due 2/15/19		1,125,000	562,500
	PHI, Inc. 5.25%, due 3/15/19		900,000	774,000
				1,336,500
	Packaging & Containers 1.1%
	Ball Corp. 5.00%, due 3/15/22		1,375,000	1,378,437
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	900,000	1,008,174
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		$555,000	527,250
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	525,000	585,168
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20		$850,000	858,500
	9.875%, due 8/15/19		455,000	470,925
	Sealed Air Corp. 5.50%, due 9/15/25 (b)		750,000	761,250
				5,589,704
	Pharmaceuticals 0.8%
	Actavis Funding SCS 3.45%, due 3/15/22		1,530,000	1,512,462
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (b)		1,380,000	1,340,325
	Valeant Pharmaceuticals International, Inc.
	5.875%, due 5/15/23 (b)		530,000	506,481
	7.50%, due 7/15/21 (b)		650,000	669,500
				4,028,768
	Pipelines 2.7%
	Columbia Pipeline Group, Inc. 4.50%, due 6/1/25 (b)		1,325,000	1,286,192
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23 (b)		1,120,000	952,000
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		880,000	792,440
	Energy Transfer Partners, L.P. 7.60%, due 2/1/24		290,000	322,137
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		1,225,000	1,197,438
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 5.50%, due 2/15/23		925,000	896,094
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		1,375,000	1,207,379
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22		125,000	122,044
	5.50%, due 4/15/23		350,000	338,625
	5.75%, due 9/1/20		660,000	708,396
	5.875%, due 3/1/22		405,000	415,032
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	821,761
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23		965,000	803,363
	5.25%, due 5/1/23		1,735,000	1,539,812
	6.625%, due 10/1/20 (b)		850,000	828,750
	Williams Cos., Inc. (The) 4.55%, due 6/24/24		430,000	340,960
	Williams Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23		1,225,000	1,133,125
				13,705,548
	Real Estate Investment Trusts 0.4%
	Corrections Corporation of America 5.00%, due 10/15/22		775,000	776,937
¤	Iron Mountain, Inc. 5.75%, due 8/15/24		1,400,000	1,351,000
				2,127,937
	Retail 1.7%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20		525,000	531,563
	7.00%, due 5/20/22		610,000	625,250
	Brinker International, Inc. 2.60%, due 5/15/18		835,000	841,343
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(d)		46,060	51,340
	Dollar Tree, Inc. 5.75%, due 3/1/23 (b)		1,335,000	1,385,062
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		775,000	789,154
	QVC, Inc. 4.85%, due 4/1/24		1,125,000	1,090,030
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24		1,080,000	999,000
	5.75%, due 3/1/25		90,000	85,275
	Tiffany & Co. 3.80%, due 10/1/24		2,000,000	1,976,742
				8,374,759
	Semiconductors 0.8%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		190,000	192,850
	6.00%, due 1/15/22 (b)		1,040,000	1,086,800
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (b)		1,500,000	1,488,750
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		1,135,000	1,065,481
				3,833,881
	Software 0.0%‡
	First Data Corp. 5.375%, due 8/15/23 (b)		200,000	198,000

	Telecommunications 2.3%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17		945,000	951,618
	Comcel Trust 6.875%, due 2/6/24 (b)		550,000	543,290
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (b)		475,000	455,705
	CommScope, Inc. 5.00%, due 6/15/21 (b)		985,000	962,837
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		405,000	434,849
	7.625%, due 6/15/21		575,000	615,969
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		1,170,000	1,137,825
	Intelsat Luxembourg S.A. 8.125%, due 6/1/23		1,100,000	715,000
	Sprint Communications, Inc. 6.00%, due 11/15/22		1,100,000	827,750
	Sprint Corp. 7.25%, due 9/15/21		400,000	327,500
	T-Mobile USA, Inc. 6.125%, due 1/15/22		1,600,000	1,544,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		135,000	146,475
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,139,000	1,191,063
	5.462%, due 2/16/21		175,000	195,538
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (b)		765,000	719,100
¤	Verizon Communications, Inc. 5.15%, due 9/15/23		1,055,000	1,165,448
				11,933,967
	Transportation 0.5%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		300,000	309,000
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21		1,375,000	1,020,938
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		1,445,000	1,221,928
				2,551,866
	Total Corporate Bonds (Cost $215,715,571)			207,978,617

	Loan Assignments 3.6% (e)
	Airlines 0.2%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		980,000	974,896

	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		584,446	584,227

	Commercial Services 0.1%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		726,027	716,952

	Entertainment 0.2%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		1,080,750	1,066,430

	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		1,066,500	1,050,502

	Health Care - Services 0.4%
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21		2,000,000	1,973,000

	Household Products & Wares 1.0%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/14/22		3,500,000	3,416,875
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		1,489,716	1,487,854
				4,904,729
	Iron & Steel 0.3%
	Signode Industrial Group US, Inc. USD Term Loan B 3.75%, due 5/1/21		1,500,000	1,481,719

	Media 0.3%
	iHeartCommunications, Inc. Term Loan D 6.944%, due 1/30/19		1,136,165	939,466
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23		504,991	497,236
				1,436,702
	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20		597,147	587,693

	Telecommunications 0.7%
	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		3,500,000	3,473,022

	Total Loan Assignments (Cost $18,541,848)			18,249,872

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.62%, due 4/10/49 (f)		290,000	300,908
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.424%, due 12/25/36 (a)(b)		113,307	102,433
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)		38,622	38,623
	Series 2007-PW16, Class A4 5.705%, due 6/11/40 (f)		290,000	306,267
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.144%, due 12/10/49 (f)		136,957	146,231
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)		480,000	542,257
	Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 5.917%, due 6/11/49 (f)		169,192	179,200
	TimberStar Trust 1 Series 2006-1A, Class A 5.668%, due 10/15/36 (b)		160,000	165,916
				1,781,835
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		63,811	61,004
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.76%, due 2/25/42 (a)(b)(d)(g)		335,657	275,239
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.983%, due 11/25/36 (f)		226,541	200,372
				536,615

	Total Mortgage-Backed Securities (Cost $2,076,017)			2,318,450

	U.S. Government & Federal Agencies 1.0%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	6.00%, due 4/1/37		59,124	64,603

	United States Treasury Bonds 0.5%
	2.875%, due 5/15/43		1,040,000	1,036,669
	4.375%, due 11/15/39		800,000	1,026,541
	4.375%, due 5/15/40		150,000	192,512
				2,255,722
	United States Treasury Notes 0.5%
	0.25%, due 12/15/15		640,000	640,250
	2.00%, due 4/30/16		2,005,000	2,025,676
				2,665,926
	Total U.S. Government & Federal Agencies (Cost $4,509,946)			4,986,251
	Total Long-Term Bonds (Cost $245,590,349)			237,879,837

			Shares
	Common Stocks 46.0%
	Aerospace & Defense 0.9%
	BAE Systems PLC		422,410	2,860,805
	Lockheed Martin Corp.		8,725	1,808,780
				4,669,585
	Agriculture 3.8%
	Altria Group, Inc.		68,255	3,713,072
	British American Tobacco PLC		56,520	3,114,787
	Imperial Tobacco Group PLC		73,275	3,783,198
¤	Philip Morris International, Inc.		59,730	4,738,381
¤	Reynolds American, Inc.		88,248	3,906,739
				19,256,177
	Auto Manufacturers 0.4%
	Daimler A.G. Registered Shares		27,130	1,965,931

	Banks 1.6%
	Commonwealth Bank of Australia		28,310	1,445,004
	Svenska Handelsbanken AB Class A		164,860	2,361,629
	Wells Fargo & Co.		38,870	1,995,975
	Westpac Banking Corp.		103,035	2,147,912
				7,950,520
	Beverages 0.6%
	Coca-Cola Co. (The)		33,220	1,332,786
	PepsiCo., Inc.		15,580	1,469,194
				2,801,980
	Chemicals 1.8%
	BASF S.E.		30,430	2,323,049
	Dow Chemical Co. (The)		54,950	2,329,880
	Potash Corporation of Saskatchewan, Inc.		144,970	2,979,133
	Yara International ASA		36,110	1,440,040
				9,072,102
	Commercial Services 0.7%
	Automatic Data Processing, Inc.		18,150	1,458,534
	R.R. Donnelley & Sons Co.		142,070	2,068,539
				3,527,073
	Computers 0.6%
	Seagate Technology PLC		67,015	3,002,272

	Cosmetics & Personal Care 0.7%
	Procter & Gamble Co. (The)		22,610	1,626,563
	Unilever PLC		51,295	2,084,242
				3,710,805
	Diversified Financial Services 0.3%
	Singapore Exchange, Ltd.		277,425	1,370,505

	Electric 6.2%
	Ameren Corp.		60,275	2,547,824
	Duke Energy Corp.		52,328	3,764,476
	Electricite de France S.A.		116,650	2,054,884
	Entergy Corp.		45,515	2,963,026
	PPL Corp.		110,230	3,625,465
	Southern Co. (The)		40,265	1,799,846
	SSE PLC		149,145	3,375,260
¤	TECO Energy, Inc.		158,420	4,160,109
	Terna Rete Elettrica Nazionale S.p.A.		759,070	3,686,210
¤	WEC Energy Group, Inc.		69,249	3,616,183
				31,593,283
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.		33,030	1,458,935

	Engineering & Construction 0.5%
	Vinci S.A.		41,340	2,619,622

	Entertainment 0.3%
	Regal Entertainment Group Class A		88,670	1,657,242

	Environmental Controls 0.3%
	Waste Management, Inc.		30,150	1,501,772

	Finance - Other Services 0.4%
	CME Group, Inc.		20,100	1,864,074

	Food 0.6%
	Nestle S.A. Registered		18,820	1,414,493
	Orkla ASA		245,410	1,818,984
				3,233,477
	Gas 1.3%
	Gas Natural SDG S.A.		82,470	1,606,208
¤	National Grid PLC		344,970	4,795,309
				6,401,517
	Health Care - Services 0.2%
	Sonic Healthcare, Ltd.		90,290	1,156,586

	Household Products & Wares 0.4%
	Kimberly-Clark Corp.		20,610	2,247,314

	Insurance 2.3%
	Allianz S.E. Registered		11,540	1,808,494
	Arthur J. Gallagher & Co.		28,870	1,191,754
	AXA S.A.		72,430	1,750,991
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered		20,640	3,845,777
	SCOR S.E.		82,250	2,945,131
				11,542,147
	Investment Management/Advisory Services 0.3%
	Aberdeen Asset Management PLC		320,060	1,435,566

	Media 1.0%
	ION Media Networks, Inc. (d)(g)(h)(i)		8	3,476
	Pearson PLC		108,660	1,852,510
	Shaw Communications, Inc. Class B		85,440	1,654,380
	Vivendi S.A.		72,543	1,712,788
				5,223,154
	Mining 0.5%
	BHP Billiton, Ltd.		75,330	1,174,864
	Rio Tinto PLC		43,890	1,467,320
				2,642,184
	Miscellaneous - Manufacturing 0.3%
	Siemens A.G. Registered		16,750	1,496,192

	Oil & Gas 3.4%
	ConocoPhillips		54,805	2,628,448
	Exxon Mobil Corp.		26,540	1,973,249
	Occidental Petroleum Corp.		48,150	3,185,122
	Royal Dutch Shell PLC Class A, Sponsored ADR		63,890	3,027,747
	Statoil ASA		232,270	3,385,884
	Total S.A.		73,060	3,281,816
				17,482,266
	Oil & Gas Services 0.3%
	Amec Foster Wheeler PLC		160,590	1,740,611

	Pharmaceuticals 2.5%
	AstraZeneca PLC, Sponsored ADR		102,770	3,270,142
	GlaxoSmithKline PLC		168,690	3,230,651
	Merck & Co., Inc.		32,160	1,588,382
	Pfizer, Inc.		44,640	1,402,142
	Roche Holding A.G.		6,195	1,633,609
	Sanofi		14,625	1,387,270
				12,512,196
	Pipelines 1.2%
	Enterprise Products Partners, L.P.		97,840	2,436,216
	Kinder Morgan, Inc.		136,620	3,781,642
				6,217,858
	Real Estate Investment Trusts 2.6%
	Corrections Corporation of America		87,390	2,581,501
¤	Iron Mountain, Inc.		117,500	3,644,850
	Unibail-Rodamco S.E.		11,987	3,098,094
¤	Welltower, Inc.		60,700	4,110,604
				13,435,049
	Retail 0.5%
	McDonald's Corp.		26,400	2,601,192

	Savings & Loans 0.3%
	People's United Financial, Inc.		109,500	1,722,435

	Semiconductors 1.4%
	KLA-Tencor Corp.		29,490	1,474,500
	Microchip Technology, Inc.		38,030	1,638,712
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR		91,545	1,899,559
	Texas Instruments, Inc.		37,640	1,863,933
				6,876,704
	Software 0.3%
	Microsoft Corp.		29,395	1,301,023

	Telecommunications 6.9%
¤	AT&T, Inc.		134,810	4,392,110
¤	BCE, Inc.		104,300	4,268,914
	CenturyLink, Inc.		114,750	2,882,520
	Deutsche Telekom A.G. Registered		101,580	1,803,034
	Rogers Communications, Inc. Class B		107,650	3,709,065
	Singapore Telecommunications, Ltd.		603,099	1,525,706
	Swisscom A.G. Registered		6,640	3,312,506
	Telstra Corp., Ltd.		744,840	2,932,927
	TELUS Corp.		60,590	1,909,187
¤	Verizon Communications, Inc.		93,267	4,058,047
	Vodafone Group PLC		1,286,520	4,056,817
				34,850,833
	Transportation 0.3%
	Deutsche Post A.G. Registered		56,990	1,577,687

	Total Common Stocks (Cost $237,167,590)			233,717,869

			Principal Amount
	Short-Term Investment 5.8%
	Repurchase Agreement 5.8%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $29,720,566 (Collateralized by United States Treasury Notes with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $29,725,000 and a Market Value of $30,319,500)		$29,720,566	29,720,566
	Total Short-Term Investment (Cost $29,720,566)			29,720,566
	Total Investments (Cost $512,478,505) (j)		98.6%	501,318,272
	Other Assets, Less Liabilities		1.4	7,270,741
	Net Assets		100.0%	$508,589,013

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2015.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, the total market value of these securities was $330,055, which represented 0.1% of the Portfolio's net assets.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2015.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2015.
(g)	Illiquid security - As of September 30, 2015, the total market value of these securities was $278,715, which represented 0.1% of the Portfolio's net assets.
(h)	Non-income producing security.
(i)	Restricted security.
(j)	As of September 30, 2015, cost was $511,768,427 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$26,853,749
Gross unrealized depreciation	(37,303,904)
Net unrealized depreciation	$(10,450,155)

As of September 30, 2015, the Portfolio held the following foreign currency forward contracts1:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	11/24/15	JPMorgan Chase Bank	EUR	475,000	$534,066	$(2,863)
Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	11/24/15	JPMorgan Chase Bank	CAD	7,607,000	5,737,170	38,355
Euro vs. U.S. Dollar	11/24/15	JPMorgan Chase Bank	EUR	26,241,000	29,464,969	119,059
Pound Sterling vs. U.S. Dollar	11/24/15	JPMorgan Chase Bank	GBP	12,169,000	18,773,725	369,985
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$524,536

As of September 30, 2015, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(750)	December 2015	$(164,273,438)	$(162,850)
Euro Stoxx 50	725	December 2015	25,040,646	(600,827)
Nikkei 225	210	December 2015	15,312,591	(370,338)
Standard & Poor’s 500 Index Mini	610	December 2015	58,215,350	(1,258,148)
			$(65,704,851)	$(2,392,163)

1.	As of September 30, 2015, cash in the amount of $7,647,653 was on deposit with brokers for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2015.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,715,059	$—	$2,715,059
Convertible Bonds	—	1,631,588	—	1,631,588
Corporate Bonds (b)	—	207,927,277	51,340	207,978,617
Loan Assignments	—	18,249,872	—	18,249,872
Mortgage-Backed Securities (c)	—	2,043,211	275,239	2,318,450
U.S. Government & Federal Agencies	—	4,986,251	—	4,986,251
Total Long-Term Bonds	—	237,553,258	326,579	237,879,837
Common Stocks (d)	233,714,393	—	3,476	233,717,869
Short-Term Investment
Repurchase Agreement	—	29,720,566	—	29,720,566
Total Investments in Securities	233,714,393	267,273,824	330,055	501,318,272
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	527,399	—	527,399
Total Investments in Securities and Other Financial Instruments	$233,714,393	$267,801,223	$330,055	$501,845,671

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contract (e)	$—	$(2,863)	$—	$(2,863)
Futures Contracts Long (e)	(2,229,313)	—	—	(2,229,313)
Futures Contracts Short (e)	(162,850)	—	—	(162,850)
Total Other Financial Instruments	$(2,392,163)	$(2,863)	$—	$(2,395,026)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $51,340 is held in Retail within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $275,239 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $3,476 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, certain foreign securities with a market value of $90,481,451 transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September, 2015
Long-Term Bonds
Corporate Bonds
Retail	$54,240	$(45)	$(47)	$(304)	$-	$(2,504)	$-	$-	$51,340	$971
Mortgage- Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	275,698	-	-	7,889	-	(8,348)	-	-	275,239	6,231
Common Stock
Media	3,026	-	-	450	-	-	-	-	3,476	450
Total	$332,964	$(45)	$(47)	$8,035	$-	$(10,852)	$-	$-	$330,055	$7,652

(a)	Sales include principal reductions.

As of September 30, 2015, the Portfolio held the following restricted securities:

Security	Date of Acquisition	Shares	Cost	9/30/15 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	8	$13	$3,476	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP International Equity Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 96.8% †
	Australia 0.6%
	Veda Group, Ltd. (Professional Services)	1,585,245	$2,970,866

	Belgium 0.7%
	Fagron (Health Care Providers & Services)	51,024	969,811
	Ontex Group N.V. (Personal Products)	77,974	2,391,667
			3,361,478
	Brazil 0.9%
	Qualicorp S.A. (Health Care Providers & Services)	1,275,197	4,773,344

	China 5.3%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	67,182	9,231,479
	Mindray Medical International, Ltd., Sponsored ADR (Health Care Equipment & Supplies)	283,820	6,207,143
	NetEase, Inc., Sponsored ADR (Internet Software & Services)	96,071	11,540,049
			26,978,671
	France 1.7%
	Bureau Veritas S.A. (Professional Services)	404,492	8,513,028

	Germany 13.7%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	296,779	23,153,760
¤	United Internet A.G. (Internet Software & Services)	439,179	22,213,275
¤	Wirecard A.G. (IT Services)	505,736	24,132,988
			69,500,023
	India 3.8%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	373,411	6,894,792
	Lupin, Ltd. (Pharmaceuticals)	199,755	6,192,892
	Yes Bank, Ltd. (Banks)	548,855	6,105,217
			19,192,901
	Indonesia 0.2%
	Media Nusantara Citra Tbk PT (Media)	10,243,400	1,146,701

	Ireland 5.6%
	Experian PLC (Professional Services)	918,525	14,700,891
	Paddy Power PLC (Hotels, Restaurants & Leisure)	70,306	8,107,381
	Shire PLC (Pharmaceuticals)	82,552	5,624,618
			28,432,890
	Israel 4.3%
¤	Check Point Software Technologies, Ltd. (Software) (a)	274,217	21,753,635

	Italy 1.1%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	121,141	5,295,397

	Japan 10.2%
	CyberAgent, Inc. (Media)	445,400	17,301,413
	Start Today Co., Ltd. (Internet & Catalog Retail)	416,786	13,688,466
	Sysmex Corp. (Health Care Equipment & Supplies)	203,297	10,642,314
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	118,140	10,133,460
			51,765,653
	Panama 0.7%
	Copa Holdings S.A. Class A (Airlines)	89,182	3,739,401

	Spain 5.9%
	Almirall S.A. (Pharmaceuticals)	365,871	6,520,745
	Applus Services S.A. (Professional Services)	656,303	6,218,831
	Grifols S.A. (Biotechnology)	417,531	17,213,324
			29,952,900
	Sweden 4.9%
	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	552,686	16,858,014
	Svenska Handelsbanken AB Class A (Banks)	544,182	7,795,438
			24,653,452
	Switzerland 7.5%
	DKSH Holding A.G. (Professional Services) (a)	104,289	6,596,980
	Syngenta A.G. Registered (Chemicals)	25,037	8,017,697
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	333,372	19,965,649
	Tecan Group A.G. (Life Sciences Tools & Services)	24,843	3,497,291
			38,077,617
	Thailand 1.0%
	Kasikornbank PCL (Banks)	1,044,238	4,919,815

	United Arab Emirates 0.3%
	Al Noor Hospitals Group PLC (Health Care Providers & Services)	115,528	1,457,539

	United Kingdom 14.9%
	Abcam PLC (Biotechnology)	655,417	5,760,509
	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	1,027,544	14,728,098
	HomeServe PLC (Commercial Services & Supplies)	328,818	2,018,527
	Intertek Group PLC (Professional Services)	160,323	5,895,869
	Jardine Lloyd Thompson Group PLC (Insurance)	71,151	1,096,787
	Johnson Matthey PLC (Chemicals)	126,966	4,701,818
¤	SABMiller PLC (Beverages)	386,390	21,843,186
¤	Whitbread PLC (Hotels, Restaurants & Leisure)	274,341	19,372,629
			75,417,423
	United States 13.5%
	Accenture PLC Class A (IT Services)	124,793	12,262,160
¤	ICON PLC (Life Sciences Tools & Services) (a)	245,250	17,405,392
¤	Perrigo Co. PLC (Pharmaceuticals)	131,210	20,635,397
¤	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	5,567,400	18,102,913
			68,405,862
	Total Common Stocks (Cost $444,379,526)		490,308,596

	Principal Amount
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
United States 0.5%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $2,709,014 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $2,710,000 and a Market Value of $2,764,200)	$2,709,014	2,709,014
Total Short-Term Investment (Cost $2,709,014)		2,709,014
Total Investments (Cost $447,088,540) (b)	97.3%	493,017,610
Other Assets, Less Liabilities	2.7	13,808,887
Net Assets	100.0%	$506,826,497

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2015, cost was $449,829,436 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$83,833,756
Gross unrealized depreciation	(40,645,582)
Net unrealized appreciation	$43,188,174

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$490,308,596	$—	$—	$490,308,596
Short-Term Investment
Repurchase Agreement	—	2,709,014	—	2,709,014
Total Investments in Securities	$490,308,596	$2,709,014	$—	$493,017,610

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, certain foreign securities with a market value of $321,309,932 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Janus Balanced Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 42.7%†
	Asset-Backed Securities 1.1%
	Automobile 0.3%
	AmeriCredit Automobile Receivables Trust
	Series 2015-2, Class D 3.00%, due 6/8/21	$467,000	$469,845
	Series 2013-4, Class D 3.31%, due 10/8/19	317,000	325,086
	Santander Drive Auto Receivables Trust
	Series 2012-6, Class D 2.52%, due 9/17/18	375,000	379,034
	Series 2015-1, Class D 3.24%, due 4/15/21	507,000	512,428
	Series 2015-4, Class D 3.53%, due 8/16/21	815,000	821,526
			2,507,919
	Other ABS 0.8%
	Applebee's/IHOP Funding LLC Series 2014-1, Class A2 4.277%, due 9/5/44 (a)	3,092,000	3,163,509
	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.474%, due 3/20/43 (a)	1,520,750	1,575,018
	DB Master Finance LLC Series 2015-1A, Class A2I 3.262%, due 2/20/45 (a)	477,600	480,486
	Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.216%, due 1/25/42 (a)	879,288	905,636
	Wendy's Funding LLC Series 2015-1A, Class A2I 3.371%, due 6/15/45 (a)	1,683,000	1,691,267
			7,815,916
	Total Asset-Backed Securities (Cost $10,220,513)		10,323,835

	Corporate Bonds 16.8%
	Aerospace & Defense 0.2%
	Exelis, Inc.
	4.25%, due 10/1/16	868,000	886,829
	5.55%, due 10/1/21	393,000	436,509
	Harris Corp.
	3.832%, due 4/27/25	355,000	347,558
	5.054%, due 4/27/45	538,000	519,272
			2,190,168
	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	653,000	686,803

	Auto Manufacturers 0.5%
	FCA U.S. LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	434,000	460,561
	General Motors Co.
	3.50%, due 10/2/18	709,000	714,722
	4.875%, due 10/2/23	3,607,000	3,658,172
			4,833,455
	Auto Parts & Equipment 0.1%
	Schaeffler Finance B.V. 4.25%, due 5/15/21 (a)	313,000	300,480
	ZF North America Capital, Inc.
	4.00%, due 4/29/20 (a)	408,000	387,855
	4.50%, due 4/29/22 (a)	214,000	202,230
	4.75%, due 4/29/25 (a)	408,000	373,830
			1,264,395
	Banks 2.0%
	Bank of America Corp. 8.00%, due 7/29/49 (b)	887,000	926,915
	CIT Group, Inc.
	4.25%, due 8/15/17	2,037,000	2,062,462
	5.50%, due 2/15/19 (a)	1,626,000	1,686,975
	Goldman Sachs Capital I 6.345%, due 2/15/34	1,650,000	1,889,973
	Goldman Sachs Group, Inc. (The) 5.625%, due 1/15/17	359,000	377,033
	Intesa Sanpaolo S.p.A. 5.017%, due 6/26/24 (a)	933,000	920,683
	Morgan Stanley 5.55%, due 12/29/49 (b)	941,000	926,885
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24	2,525,000	2,545,056
	6.00%, due 12/19/23	1,255,000	1,336,157
	6.10%, due 6/10/23	1,539,000	1,653,722
	Santander UK PLC 5.00%, due 11/7/23 (a)	2,364,000	2,457,475
	SVB Financial Group 5.375%, due 9/15/20	966,000	1,076,775
	Wells Fargo & Co. 5.875%, due 12/29/49 (b)	274,000	280,507
	Zions Bancorporation 5.80%, due 12/29/49 (b)	1,410,000	1,346,550
			19,487,168
	Building Materials 0.4%
	Hanson, Ltd. 6.125%, due 8/15/16	881,000	905,844
	Martin Marietta Materials, Inc. 4.25%, due 7/2/24	528,000	530,188
	Owens Corning 4.20%, due 12/1/24	407,000	404,314
	Vulcan Materials Co.
	4.50%, due 4/1/25	1,597,000	1,565,060
	7.00%, due 6/15/18	463,000	516,245
	7.50%, due 6/15/21	339,000	388,155
			4,309,806
	Chemicals 0.6%
	Albemarle Corp.
	4.15%, due 12/1/24	1,290,000	1,294,058
	5.45%, due 12/1/44	1,005,000	1,018,404
	Ashland, Inc. 6.875%, due 5/15/43	666,000	619,380
	LyondellBasell Industries N.V. 4.625%, due 2/26/55	1,147,000	972,756
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	1,561,000	1,615,768
			5,520,366
	Commercial Services 0.8%
	UBM PLC 5.75%, due 11/3/20 (a)	1,016,000	1,109,272
	Verisk Analytics, Inc.
	4.00%, due 6/15/25	1,812,000	1,791,957
	4.125%, due 9/12/22	593,000	602,081
	4.875%, due 1/15/19	645,000	686,130
	5.50%, due 6/15/45	979,000	962,145
	5.80%, due 5/1/21	2,262,000	2,570,107
			7,721,692
	Computers 0.7%
	Cadence Design Systems, Inc. 4.375%, due 10/15/24	1,686,000	1,718,059
	Seagate HDD Cayman
	4.75%, due 6/1/23	358,000	353,326
	4.75%, due 1/1/25	3,334,000	3,200,510
	4.875%, due 6/1/27 (a)	887,000	825,052
	5.75%, due 12/1/34 (a)	1,116,000	1,073,376
			7,170,323
	Diversified Financial Services 0.4%
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (a)	558,000	571,200
	GE Capital Trust I 6.375%, due 11/15/67 (b)	692,000	742,170
	General Electric Capital Corp.
	6.25%, due 12/29/49 (b)	1,300,000	1,410,500
	6.375%, due 11/15/67 (b)	459,000	491,991
	7.125%, due 12/29/49 (b)	400,000	462,000
			3,677,861
	Electric 0.2%
	PPL WEM, Ltd. / Western Power Distribution, Ltd.
	3.90%, due 5/1/16 (a)	682,000	690,904
	5.375%, due 5/1/21 (a)	849,000	944,737
			1,635,641
	Electrical Components & Equipment 0.2%
	Molex Electronic Technologies LLC
	2.878%, due 4/15/20 (a)	421,000	416,395
	3.90%, due 4/15/25 (a)	1,248,000	1,216,169
			1,632,564
	Electronics 0.4%
	FLIR Systems, Inc. 3.75%, due 9/1/16	1,109,000	1,132,753
	Thermo Fisher Scientific, Inc. 3.30%, due 2/15/22	485,000	486,357
	Trimble Navigation, Ltd. 4.75%, due 12/1/24	1,941,000	1,941,411
			3,560,521
	Engineering & Construction 0.1%
	SBA Tower Trust 2.933%, due 12/15/42 (a)	647,000	656,880

	Finance - Auto Loans 0.2%
	Ally Financial, Inc.
	4.125%, due 3/30/20	989,000	977,874
	4.625%, due 5/19/22	739,000	726,991
	8.00%, due 12/31/18	182,000	200,655
			1,905,520
	Finance - Consumer Loans 0.1%
	Synchrony Financial 3.00%, due 8/15/19	1,118,000	1,126,859

	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (b)	1,105,000	1,117,431
	Discover Financial Services
	3.75%, due 3/4/25	755,000	731,178
	3.95%, due 11/6/24	354,000	348,393
			2,197,002
	Finance - Investment Banker/Broker 1.4%
	Charles Schwab Corp. (The)
	3.00%, due 3/10/25	646,000	636,078
	7.00%, due 8/29/49 (b)	852,000	984,060
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	1,409,000	1,423,090
	5.375%, due 11/15/22	1,111,000	1,177,660
	Lazard Group LLC
	4.25%, due 11/14/20	1,072,000	1,135,517
	6.85%, due 6/15/17	49,000	52,947
	Raymond James Financial, Inc.
	4.25%, due 4/15/16	1,336,000	1,357,909
	5.625%, due 4/1/24	2,911,000	3,291,299
	Stifel Financial Corp. 4.25%, due 7/18/24	730,000	729,788
	TD Ameritrade Holding Corp.
	2.95%, due 4/1/22	894,000	900,288
	3.625%, due 4/1/25	1,851,000	1,894,911
			13,583,547
	Finance - Leasing Companies 0.3%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 7/1/22	498,000	496,132
	International Lease Finance Corp.
	6.75%, due 9/1/16 (a)	683,000	706,905
	8.75%, due 3/15/17	341,000	366,575
	LeasePlan Corp. N.V. 2.50%, due 5/16/18 (a)	1,903,000	1,907,640
			3,477,252
	Food 0.5%
	Kraft Heinz Foods Co.
	2.80%, due 7/2/20 (a)	614,000	618,023
	3.50%, due 7/15/22 (a)	527,000	538,340
	Smithfield Foods, Inc. 5.25%, due 8/1/18 (a)	185,000	187,775
	Tyson Foods, Inc. 6.60%, due 4/1/16	787,000	808,600
	WM Wrigley Jr Co.
	2.40%, due 10/21/18 (a)	1,596,000	1,624,088
	3.375%, due 10/21/20 (a)	1,236,000	1,287,343
			5,064,169
	Forest Products & Paper 0.2%
	Georgia-Pacific LLC
	3.163%, due 11/15/21 (a)	1,550,000	1,567,934
	3.60%, due 3/1/25 (a)	790,000	789,307
			2,357,241
	Gas 0.1%
	NGL Energy Partners, L.P. / NGL Energy Finance Corp. 5.125%, due 7/15/19	1,009,000	918,190

	Health Care - Products 0.5%
	Becton, Dickinson & Co. 1.80%, due 12/15/17	876,000	879,839
	Life Technologies Corp.
	5.00%, due 1/15/21	261,000	286,574
	6.00%, due 3/1/20	661,000	754,828
	Zimmer Biomet Holdings, Inc.
	2.70%, due 4/1/20	1,005,000	1,008,676
	3.15%, due 4/1/22	1,188,000	1,176,244
	3.55%, due 4/1/25	1,369,000	1,340,555
			5,446,716
	Health Care - Services 0.4%
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (a)	1,257,000	1,348,132
	HCA, Inc. 3.75%, due 3/15/19	520,000	518,700
	Laboratory Corporation of America Holdings
	3.20%, due 2/1/22	973,000	968,473
	3.60%, due 2/1/25	971,000	939,991
			3,775,296
	Home Builders 0.3%
	D.R. Horton, Inc.
	3.75%, due 3/1/19	716,000	720,475
	4.75%, due 5/15/17	331,000	340,723
	MDC Holdings, Inc. 5.50%, due 1/15/24	818,000	826,180
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	340,000	349,350
	4.375%, due 4/15/23	188,000	184,710
	5.875%, due 2/15/22	284,000	304,590
			2,726,028
	Insurance 0.3%
	CNO Financial Group, Inc.
	4.50%, due 5/30/20	241,000	245,820
	5.25%, due 5/30/25	778,000	789,670
	Primerica, Inc. 4.75%, due 7/15/22	1,622,000	1,764,645
	Voya Financial, Inc. 5.65%, due 5/15/53 (b)	660,000	665,280
			3,465,415
	Investment Management/Advisory Services 0.4%
	Ameriprise Financial, Inc. 7.518%, due 6/1/66 (b)	1,741,000	1,712,709
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	4.875%, due 4/15/45 (a)	1,082,000	991,246
	5.875%, due 3/15/22 (a)	999,000	1,057,691
			3,761,646
	Iron & Steel 0.1%
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	857,000	817,995

	Lodging 0.0%‡
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, due 5/30/23 (a)	413,000	341,241

	Machinery - Diversified 0.1%
	CNH Industrial Capital LLC 3.625%, due 4/15/18	549,000	533,562

	Media 0.1%
	CCO Safari II LLC 4.908%, due 7/23/25 (a)	861,000	856,870

	Mining 0.0%‡
	Alcoa, Inc. 5.125%, due 10/1/24	52,000	49,530

	Oil & Gas 0.9%
	Chesapeake Energy Corp.
	4.875%, due 4/15/22	593,000	386,932
	5.375%, due 6/15/21	757,000	503,405
	Chevron Corp. 1.345%, due 11/15/17	708,000	710,453
	Cimarex Energy Co.
	4.375%, due 6/1/24	1,950,000	1,898,571
	5.875%, due 5/1/22	1,992,000	2,091,984
	Devon Energy Corp. 2.25%, due 12/15/18	794,000	795,481
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	1,388,000	1,381,742
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	706,000	776,350
			8,544,918
	Oil & Gas Services 0.2%
	Oceaneering International, Inc. 4.65%, due 11/15/24	1,627,000	1,547,938

	Pharmaceuticals 0.5%
	Actavis Funding SCS
	3.00%, due 3/12/20	1,348,000	1,349,181
	3.80%, due 3/15/25	1,176,000	1,136,062
	4.55%, due 3/15/35	741,000	681,765
	Omnicare, Inc.
	4.75%, due 12/1/22	410,000	442,800
	5.00%, due 12/1/24	549,000	595,665
	Valeant Pharmaceuticals International, Inc.
	5.875%, due 5/15/23 (a)	552,000	527,505
	6.125%, due 4/15/25 (a)	552,000	525,780
			5,258,758
	Pipelines 0.9%
	DCP Midstream Operating, L.P.
	3.875%, due 3/15/23	725,000	605,552
	4.95%, due 4/1/22	1,327,000	1,194,414
	5.60%, due 4/1/44	243,000	196,676
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	492,000	497,665
	EnLink Midstream Partners, L.P.
	4.40%, due 4/1/24	731,000	695,956
	5.60%, due 4/1/44	555,000	505,078
	Kinder Morgan Energy Partners, L.P.
	4.30%, due 5/1/24	479,000	437,294
	5.00%, due 10/1/21	481,000	492,543
	Kinder Morgan, Inc.
	6.50%, due 9/15/20	58,000	64,222
	7.75%, due 1/15/32	555,000	583,456
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	292,000	267,802
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	1,152,000	1,190,777
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.125%, due 11/15/19 (a)	809,000	726,078
	Western Gas Partners, L.P. 5.375%, due 6/1/21	1,619,000	1,732,991
			9,190,504
	Real Estate 0.3%
	Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	1,075,000	1,109,605
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,194,000	1,167,135
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	653,000	692,018
			2,968,758
	Real Estate Investment Trusts 0.7%
	Alexandria Real Estate Equities, Inc.
	2.75%, due 1/15/20	784,000	782,675
	4.50%, due 7/30/29	721,000	720,183
	4.60%, due 4/1/22	1,329,000	1,396,619
	Reckson Operating Partnership, L.P. 6.00%, due 3/31/16	395,000	403,637
	Retail Opportunity Investments Partnership, L.P.
	4.00%, due 12/15/24	379,000	370,721
	5.00%, due 12/15/23	218,000	227,991
	Senior Housing Properties Trust
	6.75%, due 4/15/20	321,000	360,591
	6.75%, due 12/15/21	353,000	404,465
	SL Green Realty Corp.
	5.00%, due 8/15/18	738,000	786,596
	7.75%, due 3/15/20	1,423,000	1,687,110
			7,140,588
	Retail 0.7%
	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (a)	1,056,000	1,032,451
	Brinker International, Inc. 3.875%, due 5/15/23	1,710,000	1,673,037
	CVS Health Corp.
	2.80%, due 7/20/20	1,557,000	1,581,918
	3.50%, due 7/20/22	874,000	902,688
	3.875%, due 7/20/25	1,297,000	1,336,958
	Macy's Retail Holdings, Inc. 5.90%, due 12/1/16	515,000	541,822
			7,068,874
	Semiconductors 0.3%
	TSMC Global, Ltd. 1.625%, due 4/3/18 (a)	2,579,000	2,555,619

	Software 0.1%
	Autodesk, Inc. 3.60%, due 12/15/22	497,000	496,626
	Fidelity National Information Services, Inc. 5.00%, due 3/15/22	220,000	229,914
	Fiserv, Inc. 3.125%, due 10/1/15	629,000	629,000
			1,355,540
	Textiles 0.1%
	Cintas Corp. No. 2
	2.85%, due 6/1/16	437,000	441,839
	4.30%, due 6/1/21	482,000	525,709
			967,548
	Trucking & Leasing 0.2%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp.
	2.50%, due 6/15/19 (a)	691,000	687,676
	3.375%, due 3/15/18 (a)	1,005,000	1,033,281
	4.25%, due 1/17/23 (a)	551,000	561,853
	4.875%, due 7/11/22 (a)	120,000	127,518
			2,410,328
	Total Corporate Bonds (Cost $166,107,385)		165,761,095

	Loan Assignments 0.6% (c)
	Media 0.2%
	Charter Communications Operating LLC Term Loan I 3.50%, due 1/24/23	942,000	935,524
	Tribune Media Co. Term Loan 3.75%, due 12/27/20	626,476	622,952
			1,558,476
	Retail 0.0%‡
	Staples, Inc. Term Loan B TBD, due 4/7/21	318,000	316,529

	Semiconductors 0.3%
	Avago Technologies Cayman, Ltd. USD Term Loan B 3.75%, due 5/6/21	3,429,775	3,425,487

	Software 0.1%
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	959,385	953,789

	Total Loan Assignments (Cost $6,272,419)		6,254,281

	Mortgage-Backed Securities 1.5%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, due 1/25/20 (a)(d)	1,080,015	976,202

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.2%
	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F 3.716%, due 4/14/33 (a)(e)	591,000	524,713
	Banc of America Commercial Mortgage Trust Series 2006-6, Class AJ 5.421%, due 10/10/45	210,000	213,868
	CGBAM Commercial Mortgage Trust Series 2014-HD, Class E 3.207%, due 2/15/31 (a)(b)	208,000	207,803
	Commercial Mortgage Trust
	Series 2007-C9, Class AJ 5.65%, due 12/10/49 (b)	313,408	325,508
	Series 2007-C9, Class C 5.796%, due 12/10/49 (e)	67,739	69,887
	Series 2007-GG11, Class AM 5.867%, due 12/10/49 (e)	1,007,557	1,064,155
	Core Industrial Trust Series 2015-TEXW, Class E 3.849%, due 2/10/34 (a)(e)	630,000	597,980
	GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX 3.382%, due 12/15/19 (a)(e)	324,000	319,546
	GS Mortgage Securities Trust Series 2013-NYC5, Class E 3.649%, due 1/10/30 (a)(e)	383,000	386,307
	Hilton USA Trust Series 2013-HLT, Class EFX 4.453%, due 11/5/30 (a)(e)	572,000	577,542
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2015-CSMO, Class B 2.007%, due 1/15/32 (a)(b)	425,000	422,290
	Series 2014-FBLU, Class D 2.807%, due 12/15/28 (a)(b)	216,000	216,005
	Series 2015-SGP, Class B 2.944%, due 7/15/36 (a)(b)	181,000	181,000
	Series 2014-FBLU, Class E 3.707%, due 12/15/28 (a)(b)	261,000	260,832
	Series 2015-CSMO, Class E 4.157%, due 1/15/32 (a)(b)	367,000	363,515
	Series 2015-SGP, Class D 4.694%, due 7/15/36 (a)(b)	548,000	548,000
	LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, due 2/15/40 (b)	100,473	104,806
	Starwood Retail Property Trust
	Series 2014-STAR, Class D 3.457%, due 11/15/27 (a)(b)	882,000	873,988
	Series 2014-STAR, Class E 4.357%, due 11/15/27 (a)(b)	526,000	521,874
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class AM 5.383%, due 12/15/43	1,131,888	1,176,500
	Series 2007-C31, Class AJ 5.66%, due 4/15/47 (e)	1,156,133	1,176,904
	Series 2007-C33, Class AJ 6.15%, due 2/15/51 (e)	422,843	435,159
	Wells Fargo Commercial Mortgage Trust
	Series 2014-TISH, Class WTS1 2.457%, due 2/15/27 (a)(b)	364,000	355,786
	Series 2014-TISH, Class SCH1 2.957%, due 1/15/27 (a)(b)	283,000	276,819
	Series 2014-TISH, Class WTS2 3.457%, due 2/15/27 (a)(b)	136,000	132,347
			11,333,134
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	American Tower Trust I Series-13, Class 1A 1.551%, due 3/15/43 (a)	928,000	920,798
	Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes
	Series 2015-HQ1, Class M2 2.399%, due 3/25/25 (b)	785,000	784,999
	Series 2014-DN4, Class M2 2.599%, due 10/25/24 (b)	250,000	251,905
	Series 2014-HQ3, Class M2 2.849%, due 10/25/24 (b)	260,000	265,139
			2,222,841
	Total Mortgage-Backed Securities (Cost $14,749,663)		14,532,177

	U.S. Government & Federal Agencies 22.7%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.0%
	3.50%, due 7/1/29	553,443	584,493
	3.50%, due 2/1/44	699,561	732,831
	4.00%, due 8/1/44	217,191	234,871
	4.50%, due 1/1/41	456,069	497,624
	4.50%, due 9/1/44	1,976,283	2,192,780
	4.50%, due 6/1/45	888,217	985,527
	5.00%, due 1/1/19	112,981	117,465
	5.00%, due 6/1/20	162,527	172,691
	5.00%, due 5/1/41	947,191	1,051,331
	5.50%, due 8/1/19	86,555	90,228
	5.50%, due 12/1/28	393,751	435,816
	5.50%, due 10/1/36	340,183	384,502
	6.00%, due 4/1/40	1,589,565	1,840,078
			9,320,237
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.6%
	3.50%, due 2/1/43	2,339,679	2,451,137
	3.50%, due 1/1/44	2,616,543	2,764,177
	3.50%, due 4/1/44	977,495	1,029,190
	3.50%, due 5/1/44	2,667,667	2,814,504
	3.50%, due 2/1/45	1,883,316	1,973,230
	4.00%, due 6/1/29	214,798	230,528
	4.00%, due 4/1/34	434,470	471,963
	4.00%, due 6/1/42	864,467	931,854
	4.00%, due 8/1/42	386,699	417,090
	4.00%, due 9/1/42	485,114	523,484
	4.00%, due 11/1/42	581,604	626,957
	4.00%, due 12/1/42	190,025	206,189
	4.00%, due 7/1/43	1,241,901	1,339,723
	4.00%, due 8/1/43	1,448,548	1,562,313
	4.00%, due 9/1/43	359,687	387,922
	4.00%, due 2/1/44	952,052	1,026,585
	4.00%, due 6/1/44	1,281,444	1,382,294
	4.00%, due 7/1/44	2,421,200	2,628,720
	4.00%, due 8/1/44	2,130,701	2,313,329
	4.00%, due 9/1/45	3,027,427	3,266,972
	4.50%, due 10/1/40	188,101	204,848
	4.50%, due 2/1/43	2,860,391	3,122,393
	4.50%, due 3/1/43	583,644	643,388
	4.50%, due 5/1/44	3,020,169	3,356,404
	4.50%, due 8/1/44	1,324,473	1,470,526
	4.50%, due 10/1/44	1,671,972	1,856,302
	4.50%, due 3/1/45	1,223,661	1,356,525
	5.00%, due 9/1/29	429,976	473,483
	5.00%, due 1/1/30	182,418	200,880
	5.00%, due 2/1/41	1,261,882	1,399,657
	5.00%, due 4/1/41	351,807	391,031
	5.00%, due 5/1/41	724,822	800,268
	5.00%, due 7/1/41	631,742	697,371
	5.00%, due 7/1/44	919,478	1,035,715
	5.50%, due 1/1/25	156,696	170,724
	5.50%, due 1/1/33	100,794	113,863
	5.50%, due 3/1/40	549,440	626,199
	5.50%, due 4/1/40	1,496,170	1,672,196
	5.50%, due 2/1/41	288,968	329,341
	5.50%, due 5/1/41	486,560	543,309
	5.50%, due 6/1/41	591,110	668,156
	5.50%, due 12/1/41	703,570	790,298
	5.50%, due 2/1/42	2,626,082	2,935,431
	6.00%, due 10/1/35	498,120	565,471
	6.00%, due 12/1/35	501,989	569,823
	6.00%, due 2/1/37	92,094	105,680
	6.00%, due 9/1/37	417,289	455,813
	6.00%, due 10/1/38	415,150	469,394
	7.00%, due 2/1/39	144,203	164,438
			55,537,088
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
	3.50%, due 5/20/42	294,381	310,285
	4.50%, due 7/15/41	144,228	159,175
	4.50%, due 8/15/41	1,236,847	1,369,950
	4.50%, due 10/20/41	841,666	905,299
	4.50%, due 5/15/44	461,249	506,921
	4.90%, due 10/15/34	617,668	683,616
	5.00%, due 10/15/39	285,372	317,407
	5.00%, due 11/15/39	460,333	510,937
	5.00%, due 1/15/40	161,545	179,420
	5.00%, due 5/15/40	240,137	268,804
	5.00%, due 7/15/40	690,345	766,574
	5.00%, due 2/15/41	515,825	572,904
	5.00%, due 5/15/41	210,538	237,103
	5.00%, due 9/15/41	130,504	144,922
	5.00%, due 6/15/44	888,731	999,341
	5.00%, due 12/20/44	398,318	446,395
	5.10%, due 1/15/32	570,658	649,455
	5.50%, due 9/15/35	72,715	84,037
	5.50%, due 3/15/36	311,102	353,221
	5.50%, due 11/20/37	322,967	360,303
	5.50%, due 8/15/39	1,822,519	2,083,567
	5.50%, due 10/15/39	519,770	596,574
	5.50%, due 1/20/42	339,702	380,406
	5.50%, due 5/20/42	421,579	476,752
	5.50%, due 7/20/42	613,250	681,238
	6.00%, due 11/20/34	278,047	318,884
	6.00%, due 1/20/39	122,063	136,429
	6.00%, due 10/20/41	52,592	59,672
	6.00%, due 12/20/41	589,261	665,274
	6.00%, due 1/20/42	656,010	743,720
	6.00%, due 2/20/42	633,088	717,292
	6.00%, due 3/20/42	99,087	112,174
	6.00%, due 4/20/42	476,113	539,499
	6.00%, due 5/20/42	199,288	223,318
	6.00%, due 7/20/42	137,172	155,354
	6.00%, due 8/20/42	141,495	160,168
	6.00%, due 9/20/42	330,146	374,184
	6.00%, due 11/20/42	136,390	154,077
	6.00%, due 2/20/43	178,890	202,585
			18,607,236
	United States Treasury Bonds 1.6%
	2.50%, due 2/15/45	621,000	571,692
	2.875%, due 8/15/45	5,148,000	5,145,452
	3.00%, due 5/15/45	6,159,000	6,302,868
	3.375%, due 5/15/44	2,000	2,195
	3.625%, due 2/15/44	1,006,000	1,156,874
	3.75%, due 11/15/43	2,537,000	2,986,988
			16,166,069
¤	United States Treasury Notes 12.6%
	0.625%, due 6/30/17	2,514,000	2,515,441
	0.625%, due 7/31/17	8,581,000	8,584,244
	1.00%, due 12/15/17	6,459,000	6,499,033
	1.25%, due 10/31/18	4,924,000	4,966,061
	1.375%, due 7/31/18	5,833,000	5,911,151
	1.375%, due 9/30/18	22,427,000	22,717,273
	1.375%, due 3/31/20	170,000	170,514
	1.50%, due 8/31/18	6,777,000	6,891,890
	1.50%, due 10/31/19	5,675,000	5,737,590
	1.50%, due 11/30/19	7,050,000	7,124,906
	1.625%, due 7/31/19	4,325,000	4,399,221
	1.625%, due 12/31/19	5,410,000	5,491,150
	1.75%, due 9/30/19	3,789,000	3,869,319
	1.75%, due 5/15/23	1,278,000	1,267,117
	2.00%, due 2/15/25	654,000	651,445
	2.00%, due 8/15/25	3,139,000	3,122,407
	2.125%, due 9/30/21	2,978,000	3,064,082
	2.125%, due 12/31/21	4,008,000	4,115,819
	2.25%, due 11/15/24	9,436,000	9,612,434
	2.375%, due 8/15/24	868,000	893,995
	2.50%, due 8/15/23	4,767,000	4,982,630
	2.50%, due 5/15/24	3,565,000	3,713,450
	2.75%, due 11/15/23	6,976,000	7,427,075
			123,728,247
	Total U.S. Government & Federal Agencies (Cost $220,740,225)		223,358,877
	Total Long-Term Bonds (Cost $418,090,205)		420,230,265

		Shares
	Common Stocks 55.4%
	Aerospace & Defense 1.6%
	Boeing Co. (The)	121,253	15,878,080

	Agriculture 1.6%
	Altria Group, Inc.	199,536	10,854,758
	Philip Morris International, Inc.	62,469	4,955,666
			15,810,424
	Airlines 0.5%
	United Continental Holdings, Inc. (f)	89,040	4,723,572

	Apparel 2.3%
¤	NIKE, Inc. Class B	182,868	22,487,278

	Auto Manufacturers 1.0%
	General Motors Co.	322,600	9,684,452

	Banks 2.4%
	JPMorgan Chase & Co.	152,130	9,275,366
	U.S. Bancorp	346,824	14,223,252
			23,498,618
	Beverages 0.3%
	Diageo PLC	109,147	2,923,309

	Biotechnology 2.2%
	Amgen, Inc.	103,466	14,311,417
	Regeneron Pharmaceuticals, Inc. (f)	15,575	7,244,556
			21,555,973
	Chemicals 3.1%
	Chemours Co. (The)	55,857	361,395
	E.I. du Pont de Nemours & Co.	279,285	13,461,537
	LyondellBasell Industries N.V. Class A	199,772	16,652,994
			30,475,926
	Commercial Services 3.5%
	Automatic Data Processing, Inc.	53,525	4,301,269
¤	MasterCard, Inc. Class A	304,093	27,404,861
	Towers Watson & Co. Class A	28,210	3,311,290
			35,017,420
	Computers 2.9%
¤	Apple, Inc.	216,922	23,926,496
	Seagate Technology PLC	108,871	4,877,421
			28,803,917
	Electronics 2.2%
	Honeywell International, Inc.	123,889	11,731,049
	TE Connectivity, Ltd.	165,650	9,920,779
			21,651,828
	Entertainment 0.3%
	Six Flags Entertainment Corp.	76,353	3,495,440

	Finance - Credit Card 0.9%
	American Express Co.	118,520	8,785,888

	Finance - Investment Banker/Broker 0.6%
	TD Ameritrade Holding Corp.	185,232	5,897,787

	Finance - Other Services 0.7%
	CME Group, Inc.	70,234	6,513,501

	Food 0.7%
	Hershey Co. (The)	73,555	6,758,233

	Health Care - Services 1.0%
	Aetna, Inc.	88,209	9,650,947

	Insurance 0.8%
	Prudential PLC	383,590	8,086,140

	Internet 3.7%
¤	Google, Inc., Class C (f)	30,489	18,550,117
	Priceline Group, Inc. (The) (f)	9,738	12,044,543
	Yahoo!, Inc. (f)	187,882	5,431,669
			36,026,329
	Leisure Time 0.5%
	Norwegian Cruise Line Holdings, Ltd. (f)	85,590	4,904,307

	Lodging 0.3%
	Starwood Hotels & Resorts Worldwide, Inc.	44,862	2,982,426

	Miscellaneous - Manufacturing 1.1%
	3M Co.	45,173	6,404,176
	Dover Corp.	76,075	4,349,969
			10,754,145
	Oil & Gas 1.0%
	Chevron Corp.	100,869	7,956,547
	Marathon Oil Corp.	110,330	1,699,082
			9,655,629
	Pharmaceuticals 8.8%
	AbbVie, Inc.	304,472	16,566,322
	Allergan PLC (f)	55,961	15,210,759
	Bristol-Myers Squibb Co.	280,328	16,595,418
	Eli Lilly & Co.	141,528	11,844,478
	Endo International PLC (f)	160,181	11,097,340
	Merck & Co., Inc.	179,164	8,848,910
	Valeant Pharmaceuticals International, Inc. (f)	37,646	6,715,293
			86,878,520
	Pipelines 1.0%
	Enterprise Products Partners, L.P.	389,975	9,710,377

	Private Equity 1.9%
¤	Blackstone Group L.P. (The)	596,119	18,879,089

	Real Estate Investment Trusts 0.2%
	Outfront Media, Inc.	105,394	2,192,195

	Retail 3.4%
	Dollar Tree, Inc. (f)	162,152	10,809,052
	Home Depot, Inc. (The)	147,956	17,087,438
	Starbucks Corp.	93,028	5,287,712
			33,184,202
	Semiconductors 0.5%
	NXP Semiconductors N.V. (f)	60,565	5,273,395

	Software 1.9%
¤	Microsoft Corp.	434,535	19,232,519

	Telecommunications 0.2%
	Verizon Communications, Inc.	40,349	1,755,585

	Toys, Games & Hobbies 0.4%
	Mattel, Inc.	182,282	3,838,859

	Transportation 1.9%
¤	Union Pacific Corp.	210,271	18,590,059

	Total Common Stocks (Cost $484,066,279)		545,556,369

	Preferred Stocks 0.8%
	Banks 0.4%
	Citigroup Capital XIII 7.875%	27,850	715,467
	Morgan Stanley 6.875%	39,550	1,057,171
	Morgan Stanley 7.125%	40,175	1,102,804
	Wells Fargo & Co. 6.625%	43,950	1,202,032
			4,077,474
	Diversified Financial Services 0.0%‡
	General Electric Capital Corp. 4.70%	4,002	99,610

	Finance - Auto Loans 0.2%
	Ally Financial, Inc. 7.00% (a)	2,010	2,026,394

	Finance - Credit Card 0.2%
	Discover Financial Services 6.50%	53,075	1,369,866

	Finance - Investment Banker/Broker 0.0%‡
	Morgan Stanley Capital Trust III 6.25%	5,775	146,627
	Morgan Stanley Capital Trust IV 6.25%	1,274	32,258
	Morgan Stanley Capital Trust V 5.75%	476	11,914
	Morgan Stanley Capital Trust VIII 6.45%	302	7,601
			198,400
	Total Preferred Stocks (Cost $7,513,896)		7,771,744

	Principal Amount
Short-Term Investment 0.7%
Repurchase Agreement 0.7%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $7,292,089 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 7/31/20, with a Principal Amount of $7,205,000 and a Market Value of $7,439,163)	$7,292,089	7,292,089
Total Short-Term Investment (Cost $7,292,089)		7,292,089
Total Investments (Cost $916,962,469) (g)	99.6%	980,850,467
Other Assets, Less Liabilities	0.4	3,539,369
Net Assets	100.0%	$984,389,836

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2015.
(d)	Illiquid security - As of September 30, 2015, the total market value of this security was $976,202, which represented 0.1% of the Portfolio's net assets.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2015.
(f)	Non-income producing security.
(g)	As of September 30, 2015, cost was $915,580,462 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$95,438,176
Gross unrealized depreciation	(30,168,171)
Net unrealized appreciation	$65,270,005

The following abbreviation is used in the preceding pages:

TBD	—To be determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$10,323,835	$—	$10,323,835
Corporate Bonds	—	165,761,095	—	165,761,095
Loan Assignments	—	6,254,281	—	6,254,281
Mortgage-Backed Securities	—	14,532,177	—	14,532,177
U.S. Government & Federal Agencies	—	223,358,877	—	223,358,877
Total Long-Term Bonds	—	420,230,265	—	420,230,265
Common Stocks	545,556,369	—	—	545,556,369
Preferred Stocks	7,771,744	—	—	7,771,744
Short-Term Investment
Repurchase Agreement	—	7,292,089	—	7,292,089
Total Investments in Securities	$553,328,113	$427,522,354	$—	$980,850,467

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, certain foreign securities with a market value of $13,844,945 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 98.7% †
	Aerospace & Defense 1.0%
	Honeywell International, Inc.	81,800	$7,745,642

	Airlines 1.6%
	Delta Air Lines, Inc.	278,500	12,496,295

	Automobiles 0.7%
	Tesla Motors, Inc. (a)	23,200	5,762,880

	Biotechnology 7.1%
	Alexion Pharmaceuticals, Inc. (a)	93,820	14,672,510
¤	Celgene Corp. (a)	201,920	21,841,686
	Gilead Sciences, Inc.	77,900	7,649,001
	Regeneron Pharmaceuticals, Inc. (a)	8,960	4,167,654
	Vertex Pharmaceuticals, Inc. (a)	83,525	8,698,294
			57,029,145
	Capital Markets 0.6%
	Morgan Stanley	157,400	4,958,100

	Chemicals 3.6%
	Ecolab, Inc.	97,950	10,747,074
	PPG Industries, Inc.	104,800	9,189,912
	Sherwin-Williams Co. (The)	38,620	8,603,764
			28,540,750
	Food & Staples Retailing 3.3%
	Costco Wholesale Corp.	71,000	10,264,470
	CVS Health Corp.	166,300	16,044,624
			26,309,094
	Health Care Equipment & Supplies 4.3%
	Boston Scientific Corp. (a)	568,100	9,322,521
	DexCom, Inc. (a)	85,175	7,313,125
	Edwards Lifesciences Corp. (a)	59,770	8,497,501
	Medtronic PLC	142,300	9,525,562
			34,658,709
	Health Care Providers & Services 4.8%
	Envision Healthcare Holdings, Inc. (a)	245,500	9,031,945
	McKesson Corp.	67,550	12,498,777
	UnitedHealth Group, Inc.	144,650	16,780,846
			38,311,568

	Hotels, Restaurants & Leisure 4.6%
	Chipotle Mexican Grill, Inc. (a)	15,470	11,142,267
	Hilton Worldwide Holdings, Inc.	491,500	11,275,010
	Starbucks Corp.	253,600	14,414,624
			36,831,901
	Industrial Conglomerates 1.5%
	Danaher Corp.	138,000	11,758,980

	Internet & Catalog Retail 8.3%
¤	Amazon.com, Inc. (a)	63,225	32,364,245
	Ctrip.com International, Ltd., Sponsored ADR (a)	118,800	7,505,784
	Netflix, Inc. (a)	62,885	6,493,505
¤	Priceline Group, Inc. (The) (a)	15,965	19,746,470
			66,110,004
	Internet Software & Services 11.7%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	107,200	6,321,584
	CoStar Group, Inc. (a)	40,880	7,074,693
¤	Facebook, Inc. Class A (a)	315,150	28,331,985
¤	Google, Inc.
	Class A (a)	28,915	18,458,469
	Class C (a)	29,329	17,844,350
	LinkedIn Corp. Class A (a)	80,640	15,332,083
			93,363,164
	IT Services 7.8%
¤	MasterCard, Inc. Class A	192,000	17,303,040
	PayPal Holdings, Inc. (a)	328,300	10,190,432
¤	Visa, Inc. Class A	497,300	34,641,918
			62,135,390
	Life Sciences Tools & Services 1.5%
	Quintiles Transnational Holdings, Inc. (a)	174,300	12,126,051

	Media 2.7%
	Liberty Global PLC Class C (a)	182,650	7,492,303
	Walt Disney Co. (The)	137,500	14,052,500
			21,544,803
	Multiline Retail 0.9%
	Dollar General Corp.	101,300	7,338,172

	Pharmaceuticals 5.0%
	Allergan PLC (a)	42,250	11,483,972
	Bristol-Myers Squibb Co.	268,500	15,895,200
	Valeant Pharmaceuticals International, Inc. (a)	73,210	13,059,200
			40,438,372
	Real Estate Investment Trusts 1.8%
	American Tower Corp.	167,600	14,745,448

	Road & Rail 1.4%
	Union Pacific Corp.	126,700	11,201,547

	Semiconductors & Semiconductor Equipment 1.4%
	Avago Technologies, Ltd.	87,400	10,925,874

	Software 8.5%
¤	Adobe Systems, Inc. (a)	243,600	20,028,792
	Intuit, Inc.	124,100	11,013,875
	Mobileye N.V. (a)	213,400	9,705,432
	Salesforce.com, Inc. (a)	168,700	11,712,841
	ServiceNow, Inc. (a)	91,600	6,361,620
	Splunk, Inc. (a)	77,350	4,281,322
	Workday, Inc. Class A (a)	77,100	5,309,106
			68,412,988
	Specialty Retail 4.0%
	Home Depot, Inc. (The)	133,900	15,464,111
	L Brands, Inc.	76,300	6,876,919
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	57,530	9,397,526
			31,738,556
	Technology Hardware, Storage & Peripherals 4.5%
¤	Apple, Inc.	326,725	36,037,768

	Textiles, Apparel & Luxury Goods 4.6%
	Lululemon Athletica, Inc. (a)	120,900	6,123,585
¤	NIKE, Inc. Class B	210,400	25,872,888
	Under Armour, Inc. Class A (a)	46,500	4,500,270
			36,496,743
	Wireless Telecommunication Services 1.5%
	SBA Communications Corp. Class A (a)	117,200	12,275,528

	Total Common Stocks (Cost $683,329,891)		789,293,472

	Principal Amount
Short-Term Investment 1.5%
Repurchase Agreement 1.5%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $11,840,231 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $11,845,000 and a Market Value of $12,081,900)	$11,840,231	11,840,231
Total Short-Term Investment (Cost $11,840,231)		11,840,231
Total Investments (Cost $695,170,122) (b)	100.2%	801,133,703
Other Assets, Less Liabilities	(0.2)	(1,850,902)
Net Assets	100.0%	$799,282,801

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2015, cost was $695,472,998 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$130,708,131
Gross unrealized depreciation	(25,047,426)
Net unrealized appreciation	$105,660,705

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$789,293,472	$—	$—	$789,293,472
Short-Term Investment
Repurchase Agreement	—	11,840,231	—	11,840,231
Total Investments in Securities	$789,293,472	$11,840,231	$—	$801,133,703

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Marketfield Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 45.6% †
	Aerospace & Defense 3.2%
	Honeywell International, Inc. (a)	12,516	$1,185,140
	Lockheed Martin Corp. (a)	16,771	3,476,796
	Northrop Grumman Corp. (a)	19,509	3,237,519
	Raytheon Co.	27,217	2,973,729
			10,873,184
	Banks 3.9%
	Bank of China, Ltd. Class H	6,724,787	2,889,470
¤	Bank of Ireland (b)	12,003,691	4,661,022
	DBS Group Holdings, Ltd.	202,531	2,307,036
	Sumitomo Mitsui Financial Group, Inc.	67,309	2,531,557
	U.S. Bancorp	28,301	1,160,624
			13,549,709
	Biotechnology 1.2%
¤	Grifols S.A.	102,811	4,238,533

	Chemicals 0.4%
	Sherwin-Williams Co. (The) (a)	5,993	1,335,121

	Communications Equipment 0.6%
	QUALCOMM, Inc. (a)	39,679	2,131,953

	Construction Materials 1.2%
	Eagle Materials, Inc. (a)	26,482	1,811,898
	Taiheiyo Cement Corp.	729,167	2,175,983
			3,987,881
	Diversified Financial Services 0.8%
	CME Group, Inc. (a)	21,555	1,999,011
	Intercontinental Exchange, Inc. (a)	3,164	743,508
			2,742,519
	Diversified Telecommunication Services 0.7%
	Singapore Telecommunications, Ltd.	969,098	2,451,602

	Electrical Equipment 0.6%
	Rockwell Automation, Inc. (a)	20,871	2,117,780

	Electronic Equipment, Instruments & Components 1.6%
	Keyence Corp.	5,326	2,361,882
	Murata Manufacturing Co., Ltd.	16,587	2,125,138
	Yaskawa Electric Corp.	102,931	1,039,907
			5,526,927
	Food & Staples Retailing 0.5%
	Costco Wholesale Corp.	11,800	1,705,926

	Health Care Equipment & Supplies 0.3%
	Intuitive Surgical, Inc. (b)	2,127	977,527

	Hotels, Restaurants & Leisure 1.6%
	Dalata Hotel Group PLC (b)	699,859	3,362,695
	Las Vegas Sands Corp. (a)	57,596	2,186,920
			5,549,615
	Household Durables 7.2%
¤	D.R. Horton, Inc. (a)	165,730	4,865,833
	Lennar Corp. Class A (a)	70,411	3,388,881
	Panasonic Corp.	209,285	2,099,566
	PulteGroup, Inc. (a)	141,118	2,662,897
	Ryland Group, Inc. (The) (a)	37,320	1,523,776
	Sekisui House, Ltd.	152,965	2,378,025
¤	Sony Corp.	99,758	2,410,274
¤	Sony Corp., Sponsored ADR	83,082	2,035,509
	Toll Brothers, Inc. (b)	42,605	1,458,795
	Whirlpool Corp.	13,322	1,961,798
			24,785,354
	Industrial Conglomerates 1.3%
¤	3M Co.	31,099	4,408,905

	Insurance 1.4%
	AIA Group, Ltd.	637,298	3,293,370
	China Pacific Insurance Group Co., Ltd. Class H	392,164	1,449,733
			4,743,103
	Internet & Catalog Retail 0.8%
	JD.com, Inc., ADR (b)	100,791	2,626,613

	Internet Software & Services 1.5%
	Facebook, Inc. Class A (a)(b)	25,099	2,256,400
	Tencent Holdings, Ltd.	174,614	2,917,725
			5,174,125
	Leisure Products 0.4%
	Shimano, Inc.	9,817	1,369,871

	Machinery 2.3%
	Cummins, Inc. (a)	12,687	1,377,554
	Deere & Co. (a)	24,096	1,783,104
	FANUC Corp.	17,955	2,741,181
	Kubota Corp.	147,301	2,008,176
			7,910,015
	Metals & Mining 1.5%
	Glencore PLC (b)	774,601	1,072,762
	Newmont Mining Corp.	91,462	1,469,795
	Nippon Steel & Sumitomo Metal Corp.	137,043	2,477,198
			5,019,755
	Oil, Gas & Consumable Fuels 0.5%
	PetroChina Co., Ltd. Class H	2,319,808	1,604,399

	Personal Products 0.6%
	Kao Corp.	47,718	2,149,130

	Real Estate Investment Trusts 4.0%
	Green REIT PLC	2,458,934	4,071,961
	Hibernia REIT PLC	2,206,440	3,126,223
¤	Merlin Properties Socimi S.A. (b)	543,768	6,471,005
			13,669,189
	Real Estate Management & Development 3.2%
¤	Kennedy Wilson Europe Real Estate PLC	358,445	6,170,663
	Mitsubishi Estate Co., Ltd.	98,690	2,003,580
	St. Joe Co. (The) (a)(b)	153,410	2,934,733
			11,108,976
	Software 0.5%
	FireEye, Inc. (a)(b)	19,334	615,208
	Splunk, Inc. (a)(b)	17,637	976,208
			1,591,416
	Specialty Retail 2.2%
	Home Depot, Inc. (The) (a)	17,624	2,035,396
¤	Industria de Diseno Textil S.A.	163,413	5,465,147
			7,500,543
	Technology Hardware, Storage & Peripherals 0.2%
	Blackberry, Ltd. (a)(b)	91,126	558,602

	Textiles, Apparel & Luxury Goods 0.6%
	Swatch Group A.G. (The)	6,117	2,265,788

	Wireless Telecommunication Services 0.8%
	China Mobile, Ltd.	239,463	2,827,190

	Total Common Stocks (Cost $158,870,115)		156,501,251

	Exchange-Traded Funds 6.3% (c)
	iShares China Large-Cap ETF (a)	116,721	4,140,094
¤	iShares MSCI Hong Kong ETF (a)	269,977	5,161,960
¤	iShares U.S. Home Construction ETF (a)	190,701	4,977,296
	Market Vectors Agribusiness ETF (a)	37,283	1,709,053
	Market Vectors Gold Miners ETF (a)	119,783	1,645,818
	SPDR S&P Homebuilders ETF (a)	98,373	3,367,308
	VelocityShares Daily 2x VIX Short-Term ETN (b)	46,949	571,839

	Total Exchange-Traded Funds (Cost $23,046,962)		21,573,368

	Preferred Stock 1.4%
	Banks 1.4%
¤	Bank of Ireland Trust-Preferred Security 10.24% (d)	4,357,000	4,927,516

	Total Preferred Stock (Cost $5,154,904)		4,927,516

		Number of Contracts
	Purchased Options 0.3%
	Purchased Put Options 0.3%
	iShares 20+ Year Treasury Bond Strike Price $118.00 Expires 10/16/15, American Style (e)	2,334	32,676
	JPMorgan Chase & Co. Strike Price $58.00 Expires 10/16/15, American Style (e)	963	71,262
	SPDR S&P 500 ETF Trust Strike Price $185.00 Expires 10/16/15, American Style (e)	4,704	837,312

	Total Purchased Options (Cost $2,555,836)		941,250

		Shares
	Short-Term Investment 25.0%
	Money Market Fund 25.0%
	State Street Institutional Treasury Money Market Fund	86,000,179	86,000,179

	Total Short-Term Investment (Cost $86,000,179)		86,000,179

	Total Investments, Before Investments Sold Short (Cost $275,627,996) (g)	78.6%	269,943,564

	Common Stocks Sold Short (12.1%)
	Banks (1.2%)
	JPMorgan Chase & Co.	(68,360)	(4,167,909)

	Beverages (1.3%)
	PepsiCo, Inc.	(45,914)	(4,329,690)

	Capital Markets (3.4%)
	Aberdeen Asset Management PLC	(300,398)	(1,347,376)
	BlackRock, Inc. Class A	(6,292)	(1,871,681)
	Blackstone Group, L.P. (The)	(57,218)	(1,812,094)
	Eaton Vance Corp.	(52,342)	(1,749,269)
	Franklin Resources, Inc.	(41,038)	(1,529,076)
	Legg Mason, Inc.	(37,103)	(1,543,856)
	T Rowe Price Group, Inc.	(24,418)	(1,697,051)
			(11,550,403)
	Diversified Financial Services (0.3%)
	Leucadia National Corp.	(45,371)	(919,217)

	Industrial Conglomerates (0.9%)
	General Electric Co.	(122,926)	(3,100,194)

	Internet Software & Services (0.8%)
	Alibaba Group Holding, Ltd., Sponsored ADR (b)	(49,271)	(2,905,511)

	Media (0.5%)
	Altice N.V. (b)	(75,647)	(1,582,785)

	Road & Rail (1.0%)
	Canadian Pacific Railway, Ltd.	(24,694)	(3,545,318)

	Technology Hardware, Storage & Peripherals (2.7%)
	Apple, Inc.	(85,300)	(9,408,590)

	Total Common Stocks Sold Short (Proceeds $45,511,641)		(41,509,617)

	Exchange-Traded Funds Sold Short (27.8%) (c)
	Consumer Staples Select Sector SPDR Fund	(188,218)	(8,882,007)
	Health Care Select Sector SPDR Fund	(190,319)	(12,604,827)
	Industrial Select Sector SPDR Fund	(236,292)	(11,788,608)
	iShares JP Morgan USD Emerging Markets Bond ETF	(144,719)	(15,398,102)
	iShares U.S. Real Estate ETF	(209,942)	(14,895,385)
	Powershares QQQ Trust Series 1	(80,800)	(8,222,208)
	SPDR S&P 500 ETF Trust	(81,600)	(15,637,008)
	Utilities Select Sector SPDR Fund	(187,814)	(8,130,468)
	Total Exchange -Traded Funds Sold Short (Proceeds $100,059,311)		(95,558,613)
	Total Investments Sold Short (Proceeds $145,570,952) (f)	(39.9)%	(137,068,230)
	Total Investments, Net of Investments Sold Short (Cost $130,057,044)	38.7	132,875,334
	Other Assets, Less Liabilities	61.3	210,499,604
	Net Assets	100.0%	$343,374,938

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	As of September 30, 2015, cash in the amount of $1,010,941 was on deposit with a broker for options transactions.
(f)	As of September 30, 2015, cash in the amount of $178,877,653 was on deposit with brokers for short sale transactions.
(g)	As of September 30, 2015, cost was $277,396,754 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$13,891,872
Gross unrealized depreciation	(21,345,062)
Net unrealized depreciation	$(7,453,190)

As of September 30, 2015, the Portfolio held the following foreign currency forward contracts1:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold	Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	11/12/15	Citigroup Global Markets, Inc.	EUR 25,016,643	$27,674,041	$(297,139)
Euro vs. U.S. Dollar	12/3/15	Credit Suisse International	13,200,240	14,944,388	179,989
Net unrealized appreciation (depreciation) on foreign currency forward contracts					$(117,150)

1.	As of September 30, 2015, cash in the amount of $2,000,000 was on deposit with a broker for foreign currency forward contracts.

As of September 30, 2015, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
H-Shares Index	118	October 2015	$7,138,573	$(90,208)
Nikkei 225	126	December 2015	9,187,555	(213,086)
			$16,326,128	$(303,294)

1.	As of September 30, 2015, cash in the amount of $2,285,049 was on deposit with brokers for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2015.

Written Options1

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Premium (Received)	Market Value
Call-iShares 20+ Year Treasury Bond, American Style	Citigroup Global Markets, Inc.	$122.00	10/16/2015	(2,334)	$(245,535)	$(511,146)
					$(245,535)	$(511,146)

1.	As of September 30, 2015, cash in the amount of $1,010,941 was on deposit with a broker for options transactions.

At September 30, 2015, the Portfolio held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/Receive Fixed Rate[3]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[4]
Republic of South Africa
5.50%, due 3/9/20	Citibank N.A.	6/20/2019	Buy	$4,497	(1.00)%	$(180,335)	$244,039	$63,704
							$244,039	$63,704

1.

Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2.	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
3.	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
4.	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2015.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
ETN	—Exchange-Traded Note
EUR	—Euro
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$156,501,251	$—	$—	$156,501,251
Exchange-Traded Funds	21,573,368	—	—	21,573,368
Preferred Stock	—	4,927,516	—	4,927,516
Short-Term Investment
Money Market Fund	86,000,179	—	—	86,000,179
Total Investments in Securities	264,074,798	4,927,516	—	269,002,314
Other Financial Instruments
Credit Default Swap Contract (b)	—	63,704	—	63,704
Foreign Currency Forward Contracts (b)	—	179,989	—	179,989
Purchased Put Options	941,250	—	—	941,250
Total Other Financial Instruments	941,250	243,693	—	1,184,943
Total Investments in Securities and Other Financial Instruments	$265,016,048	$5,171,209	$—	$270,187,257

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(41,509,617)	$—	$—	$(41,509,617)
Exchange-Traded Funds Sold Short	(95,558,613)	—	—	(95,558,613)
Total Investments in Securities Sold Short	(137,068,230)	—	—	(137,068,230)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(297,139)	—	(297,139)
Futures Contracts Long (b)	(303,294)	—	—	(303,294)
Written Options	(511,146)	—	—	(511,146)
Total Other Financial Instruments	(814,440)	(297,139)	—	(1,111,579)
Total Investments in Securities Sold Short and Other Financial Instruments	$(137,882,670)	$(297,139)	$—	$(138,179,809)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, certain foreign securities with a market value of $69,088,731 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 0.1%†
Corporate Bond 0.1%
Telecommunications 0.1%
Neptune Finco Corp. 10.125%, due 1/15/23 (a)(b)(c)	$750,000	$758,437

Total Corporate Bond (Cost $750,000)		758,437

Mortgage-Backed Security 0.0%‡
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0%‡
Falcon Franchise Loan LLC Series 2001-1, Class IO 6.948%, due 1/5/23 (a)(b)(c)(d)	10,451	1,097

Total Mortgage-Backed Security (Cost $591)		1,097
Total Long-Term Bonds (Cost $750,591)		759,534

		Shares
	Common Stocks 89.4%
	Diversified Telecommunication Services 7.3%
	Bezeq-The Israeli Telecommunication Corp., Ltd.	4,643,330	8,877,242
	BT Group PLC	1,129,547	7,169,796
	Com Hem Holding AB	1,830,096	15,294,621
	Hellenic Telecommunications Organization S.A.	1,037,792	9,045,101
	TDC A/S	2,043,651	10,519,186
	Telecom Italia - RSP S.p.A.	7,228,740	7,406,968
	TELUS Corp.	158,859	5,005,636
	Verizon Communications, Inc.	548,120	23,848,701
	XL Axiata Tbk PT (e)	18,516,000	3,305,074
			90,472,325
	Electric Utilities 25.7%
	ALLETE, Inc.	188,772	9,531,098
¤	American Electric Power Co., Inc.	537,045	30,536,379
	Cia Paranaense de Energia Class B, Sponsored ADR	162,013	1,330,127
	CPFL Energia S.A.	1,329,542	4,986,830
	Edison International	141,940	8,952,156
	EDP-Energias de Portugal S.A.	7,255,931	26,520,530
	EDP-Energias do Brasil S.A.	2,228,752	6,453,796
	Enel S.p.A.	5,895,880	26,273,159
	Enersis S.A., Sponsored ADR	148,928	1,882,450
¤	Exelon Corp.	1,613,212	47,912,396
	Iberdrola S.A.	1,123,681	7,467,057
¤	NextEra Energy, Inc.	573,051	55,901,125
	OGE Energy Corp.	615,027	16,827,139
¤	PPL Corp.	1,619,265	53,257,626
	Red Electrica Corp. S.A.	133,291	11,042,360
	Xcel Energy, Inc.	235,172	8,327,440
			317,201,668
	Gas Utilities 2.3%
	APA Group	614,207	3,686,007
	China Resources Gas Group, Ltd.	4,450,000	11,414,894
	Gas Natural SDG S.A.	257,291	5,011,070
	Infraestructura Energetica Nova S.A.B. de C.V.	116,355	476,298
	Snam S.p.A.	1,430,416	7,342,803
			27,931,072
	Independent Power & Renewable Electricity Producers 14.0%
	Abengoa Yield PLC	661,430	10,946,667
¤	AES Corp.	2,999,130	29,361,483
	Calpine Corp. (e)	1,720,790	25,123,534
	China Longyuan Power Group Corp., Ltd.	5,099,000	5,473,988
¤	Dynegy, Inc. (e)	1,399,654	28,930,848
¤	EDP Renovaveis S.A.	4,293,601	28,138,323
	Enel Green Power S.p.A.	1,626,167	3,072,680
	NextEra Energy Partners, L.P.	315,734	6,883,001
	NRG Energy, Inc.	1,584,304	23,526,914
	NRG Yield, Inc. Class A	164,413	1,833,205
	NRG Yield, Inc. Class C	330,318	3,834,992
	TerraForm Power, Inc. Class A (e)	200,210	2,846,986
	Tractebel Energia S.A.	387,800	3,302,340
			173,274,961
	Media 7.2%
	Altice N.V. Class A (e)	215,652	4,512,153
	Altice N.V. Class B (e)	59,466	1,326,620
	Charter Communications, Inc. Class A (e)	87,167	15,328,317
	Comcast Corp. Class A	402,927	23,063,542
	Liberty Global PLC Class C (e)	249,838	10,248,355
	Quebecor, Inc. Class B	390,414	8,545,517
	Time Warner Cable, Inc.	147,014	26,369,901
			89,394,405
	Multi-Utilities 12.9%
	Alliant Energy Corp.	50,218	2,937,251
	Ameren Corp.	331,114	13,996,189
	CMS Energy Corp.	192,225	6,789,387
¤	Dominion Resources, Inc.	164,059	11,546,473
	DTE Energy Co.	165,074	13,266,997
	ENGIE	805,693	13,000,058
	NorthWestern Corp.	120,510	6,487,053
	PG&E Corp.	327,086	17,270,141
¤	Public Service Enterprise Group, Inc.	766,319	32,308,009
¤	Sempra Energy	430,314	41,619,970
			159,221,528
	Oil, Gas & Consumable Fuels 15.3%
	Anadarko Petroleum Corp.	95,605	5,773,586
	Columbia Pipeline Group, Inc.	538,960	9,857,578
	Columbia Pipeline Partners, L.P.	328,143	4,154,290
	Enable Midstream Partners, L.P.	283,153	3,579,054
	Enbridge, Inc.	535,153	19,870,237
	Energy Transfer Equity, L.P.	538,297	11,201,961
	Energy Transfer Partners, L.P.	455,603	18,711,615
	Enterprise Products Partners, L.P.	469,952	11,701,805
	EQT GP Holdings, L.P.	64,772	1,472,915
	EQT Midstream Partners, L.P.	52,846	3,505,275
	JP Energy Partners, L.P.	205,792	1,245,042
	Kinder Morgan, Inc.	806,614	22,327,076
	Noble Energy, Inc.	196,527	5,931,185
	Plains All American Pipeline, L.P.	101,222	3,075,124
	Plains GP Holdings, L.P. Class A	815,792	14,276,360
	SemGroup Corp. Class A	134,004	5,794,333
	Sunoco Logistics Partners, L.P.	299,910	8,595,421
	Tallgrass Energy GP, L.P.	193,522	3,845,282
	Western Gas Equity Partners, L.P.	160,302	6,320,708
	Williams Cos., Inc. (The)	459,373	16,927,895
	Williams Partners, L.P.	323,310	10,320,055
			188,486,797
	Real Estate Investment Trusts 1.4%
	American Tower Corp.	200,379	17,629,344

	Water Utilities 0.1%
	United Utilities Group PLC	93,294	1,305,457

	Wireless Telecommunication Services 3.2%
	KDDI Corp.	210,800	4,686,397
	Megafon PJSC, GDR	177,823	2,160,549
	Mobile TeleSystems PJSC, Sponsored ADR	841,287	6,074,092
	Philippine Long Distance Telephone Co.	49,990	2,342,279
	SBA Communications Corp. Class A (e)	112,933	11,828,602
	Vodafone Group PLC	4,120,840	12,994,353
			40,086,272
	Total Common Stocks (Cost $1,231,270,746)		1,105,003,829

	Convertible Preferred Stocks 7.2%
	Diversified Telecommunication Services 0.6%
	Frontier Communications Corp. 11.125%	75,571	7,039,438
	Electric Utilities 2.4%
¤	Exelon Corp. 6.50%	492,782	21,509,934
¤	NextEra Energy, Inc.
	5.799%	61,759	3,286,197
	6.371%	101,280	5,210,856
			30,006,987
	Independent Power & Renewable Electricity Producers 0.8%
¤	Dynegy, Inc. 5.375%	137,376	10,731,813
	Multi-Utilities 2.3%
¤	Dominion Resources, Inc.
	6.00%	186,299	10,429,018
	6.125%	161,168	8,914,202
	6.375%	182,796	9,068,510
			28,411,730
	Oil, Gas & Consumable Fuels 0.4%
	Anadarko Petroleum Corp. 7.50%	128,616	4,814,097

	Real Estate Investment Trusts 0.7%
	American Tower Corp. 5.50%	88,948	8,559,466
	Total Convertible Preferred Stocks (Cost $97,199,813)		89,563,531

	Preferred Stock 0.4%
	Electric Utilities 0.4%
	Cia Paranaense de Energia Class B 4.06%	628,200	5,172,014

	Total Preferred Stock (Cost $7,854,344)		5,172,014

	Principal Amount
Short-Term Investment 2.7%
Repurchase Agreement 2.7%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $33,466,009 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $33,470,000 and a Market Value of $34,139,400)	$33,466,009	33,466,009
Total Short-Term Investment (Cost $33,466,009)		33,466,009
Total Investments (Cost $1,370,541,503) (f)	99.8%	1,233,964,917
Other Assets, Less Liabilities	0.2	2,367,018
Net Assets	100.0%	$1,236,331,935

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security - As of September 30, 2015, the total market value of these securities was $759,534, which represented 0.1% of the Portfolio's net assets.
(c)	Restricted security.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2015.
(e)	Non-income producing security.
(f)	As of September 30, 2015, cost was $1,371,015,141 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$75,861,708
Gross unrealized depreciation	(212,911,932)
Net unrealized depreciation	$(137,050,224)

As of September 30, 2015, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	10/9/15	Barclays Bank PLC	EUR	534,621	$590,000	$7,443
Euro vs. U.S. Dollar	10/9/15	Citibank N.A.		191,216	212,780	906
Euro vs. U.S. Dollar	10/9/15	Credit Suisse International		1,577,143	1,799,750	(37,278)
Euro vs. U.S. Dollar	10/9/15	Deutsche Bank A.G.		6,645,827	7,617,478	(190,703)
Euro vs. U.S. Dollar	12/17/15	Deutsche Bank A.G.		656,000	744,130	(10,166)
Euro vs. U.S. Dollar	10/9/15	Goldman Sachs & Co.		1,669,293	1,841,065	24,387
Euro vs. U.S. Dollar	10/9/15	JPMorgan Chase Bank		6,760,902	7,658,383	(103,010)
Euro vs. U.S. Dollar	10/9/15	Morgan Stanley & Co.		2,127,803	2,375,573	2,267
Pound Sterling vs. U.S. Dollar	10/9/15	Deutsche Bank A.G.	GBP	460,000	726,390	(30,552)
Pound Sterling vs. U.S. Dollar	10/9/15	Royal Bank of Scotland PLC		329,000	512,299	(14,624)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	10/9/15	Citibank N.A.	EUR	6,844,857	7,497,151	(152,042)
Euro vs. U.S. Dollar	10/9/15	Credit Suisse International		4,074,467	4,517,227	(36,029)
Euro vs. U.S. Dollar	10/9/15	Deutsche Bank A.G.		12,361,069	13,719,142	(94,471)
Euro vs. U.S. Dollar	10/9/15	Goldman Sachs & Co.		37,449,009	41,532,129	(317,498)
Euro vs. U.S. Dollar	10/9/15	HSBC Bank U.S.A.		289,210	325,577	2,382
Euro vs. U.S. Dollar	10/9/15	JPMorgan Chase Bank		48,257,985	53,480,529	(448,232)
Euro vs. U.S. Dollar	10/9/15	Merrill Lynch International Bank		2,472,331	2,719,232	(43,623)
Euro vs. U.S. Dollar	10/9/15	Morgan Stanley & Co.		594,878	654,590	(10,192)
Euro vs. U.S. Dollar	10/9/15	UBS A.G.		365,633	400,112	(8,487)
Pound Sterling vs. U.S. Dollar	10/9/15	Barclays Bank PLC	GBP	5,215,754	8,104,830	215,014
Pound Sterling vs. U.S. Dollar	10/9/15	Merrill Lynch International Bank		4,800,494	7,470,932	209,275
Pound Sterling vs. U.S. Dollar	10/9/15	Morgan Stanley & Co.		457,338	699,124	7,314
Pound Sterling vs. U.S. Dollar	10/9/15	UBS A.G.		270,820	415,605	5,939
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(1,021,980)

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bond	$—	$758,437	$—	$758,437
Mortgage-Backed Security	—	1,097	—	1,097
Total Long-Term Bonds	—	759,534	—	759,534
Common Stocks	1,105,003,829	—	—	1,105,003,829
Convertible Preferred Stocks	89,563,531	—	—	89,563,531
Preferred Stock	5,172,014	—	—	5,172,014
Short-Term Investment
Repurchase Agreement	—	33,466,009	—	33,466,009
Total Investments in Securities	1,199,739,374	34,225,543	—	1,233,964,917
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	474,927	—	474,927
Total Investments in Securities and Other Financial Instruments	$1,199,739,374	$34,700,470	$—	$1,234,439,844

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(1,496,907)	$—	$(1,496,907)
Total Other Financial Instruments	$—	$(1,496,907)	$—	$(1,496,907)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, certain foreign equity securities with a market value of $ 251,507,997 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level3).

As of September 30, 2015, the Portfolio held the following restricted securities:

Security	Date of Acquisition	Principal Amount	Cost	9/30/15 Value	Percent of Net Assets
Falcon Franchise Loan LLC
Mortgage-Backed Security Series 2001-1, Class IO 6.948%, due 1/5/23	2/17/12	$10,451	$591	$1,097	0.0	%‡
Neptune Finco Corp.
Corporate Bond 10.125%, due 1/15/23	9/25/15	750,000	750,000	758,437	0.1
Total			$750,591	$759,534	0.1%

‡ Less than one-tenth of a percent.

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.3% †
	Aerospace & Defense 3.9%
¤	BWX Technologies, Inc.	317,647	$8,373,175
	Huntington Ingalls Industries, Inc.	52,416	5,616,374
¤	Orbital ATK, Inc.	151,140	10,862,432
	Spirit AeroSystems Holdings, Inc. Class A (a)	119,666	5,784,655
	Textron, Inc.	73,665	2,772,751
	Triumph Group, Inc.	43,868	1,845,965
			35,255,352
	Air Freight & Logistics 0.2%
	C.H. Robinson Worldwide, Inc.	31,230	2,116,769

	Airlines 2.3%
	Alaska Air Group, Inc.	77,966	6,194,399
	JetBlue Airways Corp. (a)	256,319	6,605,341
	Southwest Airlines Co.	42,775	1,627,161
	United Continental Holdings, Inc. (a)	118,945	6,310,032
			20,736,933
	Auto Components 1.2%
	Delphi Automotive PLC	2,976	226,295
	Goodyear Tire & Rubber Co. (The)	210,157	6,163,905
	Lear Corp.	38,577	4,196,406
			10,586,606
	Automobiles 0.1%
	Thor Industries, Inc.	16,197	839,005

	Banks 2.9%
	CIT Group, Inc.	67,108	2,686,333
	Comerica, Inc.	20,048	823,973
	Commerce Bancshares, Inc.	9,325	424,847
	Fifth Third Bancorp	298,316	5,641,156
	First Republic Bank	101,593	6,376,993
	Huntington Bancshares, Inc.	6,318	66,971
	KeyCorp	60,847	791,619
	Regions Financial Corp.	198,341	1,787,052
¤	SunTrust Banks, Inc.	194,656	7,443,645
			26,042,589
	Beverages 1.3%
	Coca-Cola Enterprises, Inc.	136,650	6,607,028
	Dr. Pepper Snapple Group, Inc.	59,307	4,688,218
			11,295,246
	Biotechnology 2.7%
	Agios Pharmaceuticals, Inc. (a)	15,039	1,061,603
	Alkermes PLC (a)	37,807	2,218,137
	Alnylam Pharmaceuticals, Inc. (a)	21,010	1,688,364
	BioMarin Pharmaceutical, Inc. (a)	32,178	3,388,987
	Bluebird Bio, Inc. (a)	13,111	1,121,646
	Incyte Corp. (a)	33,453	3,690,869
	Intercept Pharmaceuticals, Inc. (a)	7,621	1,264,019
	Intrexon Corp. (a)	29,468	937,082
	Isis Pharmaceuticals, Inc. (a)	37,948	1,533,858
	Juno Therapeutics, Inc. (a)	27,318	1,111,569
	Medivation, Inc. (a)	45,203	1,921,128
	OPKO Health, Inc. (a)	139,844	1,176,088
	Seattle Genetics, Inc. (a)	37,941	1,463,005
	United Therapeutics Corp. (a)	14,141	1,855,865
			24,432,220
	Building Products 0.9%
	Armstrong World Industries, Inc. (a)	24,863	1,186,960
	Masco Corp.	53,057	1,335,975
	Owens Corning	131,160	5,496,915
			8,019,850
	Capital Markets 1.5%
	Ameriprise Financial, Inc.	22,944	2,503,879
	E*TRADE Financial Corp. (a)	22,005	579,392
	Lazard, Ltd. Class A	122,989	5,325,424
	Legg Mason, Inc.	10,368	431,412
	LPL Financial Holdings, Inc.	124,981	4,970,494
	T. Rowe Price Group, Inc.	60	4,170
			13,814,771
	Chemicals 1.2%
	Cabot Corp.	10,873	343,152
	Celanese Corp. Series A	60,779	3,596,293
	Eastman Chemical Co.	23,329	1,509,853
	Mosaic Co. (The)	159,311	4,956,165
	Westlake Chemical Corp.	5,030	261,007
			10,666,470
	Commercial Services & Supplies 1.4%
	ADT Corp. (The)	6,237	186,486
	Cintas Corp.	48,767	4,181,770
	Clean Harbors, Inc. (a)	113,701	4,999,433
	R.R. Donnelley & Sons Co.	198,584	2,891,383
	Republic Services, Inc.	9,437	388,805
			12,647,877
	Communications Equipment 1.9%
	Brocade Communications Systems, Inc.	558,986	5,802,275
	EchoStar Corp. Class A (a)	78,622	3,383,105
	F5 Networks, Inc. (a)	9,849	1,140,514
	Juniper Networks, Inc.	254,772	6,550,188
			16,876,082
	Consumer Finance 1.7%
	Credit Acceptance Corp. (a)	19,850	3,907,869
	SLM Corp. (a)	502,883	3,721,334
	Springleaf Holdings, Inc. (a)	76,966	3,364,954
	Synchrony Financial (a)	129,443	4,051,566
			15,045,723
	Containers & Packaging 1.0%
	Avery Dennison Corp.	48,528	2,745,229
	Sealed Air Corp.	129,241	6,058,818
			8,804,047
	Diversified Consumer Services 0.9%
	H&R Block, Inc.	23,479	849,940
	Service Corp. International	70,537	1,911,553
	ServiceMaster Global Holdings, Inc. (a)	162,746	5,460,128
			8,221,621
	Diversified Financial Services 1.3%
	Intercontinental Exchange, Inc.	4,606	1,082,364
	Moody's Corp.	40,707	3,997,428
	Nasdaq, Inc.	9,182	489,676
	Voya Financial, Inc.	155,964	6,046,724
			11,616,192
	Diversified Telecommunication Services 0.2%
	CenturyLink, Inc.	41,485	1,042,103
	Frontier Communications Corp.	83,343	395,879
			1,437,982
	Electric Utilities 0.8%
	Edison International	27,718	1,748,174
	Entergy Corp.	25,947	1,689,150
	Xcel Energy, Inc.	113,303	4,012,059
			7,449,383
	Electrical Equipment 0.7%
	Rockwell Automation, Inc.	62,653	6,357,400

	Electronic Equipment, Instruments & Components 0.9%
	Arrow Electronics, Inc. (a)	17,700	978,456
	Avnet, Inc.	32,776	1,398,880
	Ingram Micro, Inc. Class A	181,082	4,932,674
	Jabil Circuit, Inc.	46,414	1,038,281
			8,348,291
	Energy Equipment & Services 0.7%
	Cameron International Corp. (a)	1,616	99,093
	FMC Technologies, Inc. (a)	33,940	1,052,140
	Frank's International N.V.	58,591	898,200
	Nabors Industries, Ltd.	81,732	772,368
	RPC, Inc.	47,151	417,286
	Superior Energy Services, Inc.	259,682	3,279,784
			6,518,871
	Food & Staples Retailing 0.4%
	Rite Aid Corp. (a)	559,705	3,397,409
	Sysco Corp.	3,910	152,373
			3,549,782
	Food Products 4.9%
	Bunge, Ltd.	92,922	6,811,183
	Campbell Soup Co.	25,607	1,297,763
	ConAgra Foods, Inc.	156,606	6,344,109
	Flowers Foods, Inc.	187,077	4,628,285
	Hormel Foods Corp.	71,978	4,556,927
	Ingredion, Inc.	69,463	6,064,814
	Kellogg Co.	17,387	1,157,105
	Pilgrim's Pride Corp.	249,831	5,191,488
	Pinnacle Foods, Inc.	86,451	3,620,568
	Tyson Foods, Inc. Class A	111,035	4,785,608
			44,457,850
	Gas Utilities 0.6%
	UGI Corp.	157,381	5,480,006

	Health Care Equipment & Supplies 3.2%
¤	C.R. Bard, Inc.	37,662	7,016,807
	DENTSPLY International, Inc.	116,321	5,882,353
	Hill-Rom Holdings, Inc.	51,115	2,657,469
	Hologic, Inc. (a)	163,865	6,412,038
	ResMed, Inc.	10,566	538,443
	St. Jude Medical, Inc.	9,200	580,428
	Varian Medical Systems, Inc. (a)	71,690	5,289,288
			28,376,826
	Health Care Providers & Services 3.6%
¤	AmerisourceBergen Corp.	82,990	7,883,220
	Centene Corp. (a)	97,493	5,287,046
	Community Health Systems, Inc. (a)	114,794	4,909,739
	DaVita HealthCare Partners, Inc. (a)	6,342	458,717
	LifePoint Health, Inc. (a)	71,279	5,053,681
	Quest Diagnostics, Inc.	36,506	2,244,024
	Universal Health Services, Inc. Class B	51,041	6,370,427
			32,206,854
	Health Care Technology 0.6%
	Allscripts Healthcare Solutions, Inc. (a)	399,223	4,950,365

	Hotels, Restaurants & Leisure 3.5%
	Brinker International, Inc.	88,951	4,685,049
	Darden Restaurants, Inc.	92,218	6,320,621
	Extended Stay America, Inc.	21,514	361,005
	Marriott International, Inc. Class A	56,239	3,835,500
	Panera Bread Co. Class A (a)	31,532	6,098,604
	Royal Caribbean Cruises, Ltd.	2,701	240,632
	Six Flags Entertainment Corp.	83,124	3,805,417
	Starwood Hotels & Resorts Worldwide, Inc.	89,433	5,945,506
			31,292,334
	Household Durables 1.1%
	Leggett & Platt, Inc.	134,709	5,556,746
	Tempur Sealy International, Inc. (a)	14,092	1,006,591
	Whirlpool Corp.	23,591	3,474,011
			10,037,348
	Household Products 0.0%‡
	Spectrum Brands Holdings, Inc.	2,192	200,590

	Insurance 6.9%
	Alleghany Corp. (a)	4,237	1,983,382
	Allied World Assurance Co. Holdings, A.G.	2,788	106,418
	American Financial Group, Inc.	9,369	645,618
	American National Insurance Co.	10,453	1,020,631
	AmTrust Financial Services, Inc.	90,722	5,713,671
	Aon PLC	211	18,697
	Aspen Insurance Holdings, Ltd.	17,242	801,236
	Assured Guaranty, Ltd.	123,634	3,090,850
	Axis Capital Holdings, Ltd.	108,674	5,837,967
	CNA Financial Corp.	275	9,606
	Everest Re Group, Ltd.	3,055	529,554
	FNF Group	180,649	6,407,620
	Hanover Insurance Group, Inc. (The)	71,139	5,527,500
¤	Hartford Financial Services Group, Inc. (The)	174,286	7,978,813
	Lincoln National Corp.	139,201	6,606,479
	Principal Financial Group, Inc.	101,000	4,781,340
	Progressive Corp. (The)	16,890	517,510
	Reinsurance Group of America, Inc.	884	80,082
	RenaissanceRe Holdings, Ltd.	2,874	305,564
	Validus Holdings, Ltd.	64,521	2,907,961
	W.R. Berkley Corp.	43,759	2,379,177
	XL Group PLC	137,597	4,997,523
			62,247,199
	Internet & Catalog Retail 1.2%
	Expedia, Inc.	57,735	6,794,255
	Groupon, Inc. (a)	672,834	2,193,439
	Liberty Interactive Corp. QVC Group Class A (a)	72,036	1,889,504
			10,877,198
	Internet Software & Services 1.3%
	HomeAway, Inc. (a)	35,698	947,425
	IAC/InterActiveCorp	83,674	5,461,402
	Rackspace Hosting, Inc. (a)	18,757	462,923
	Twitter, Inc. (a)	11,246	302,967
	VeriSign, Inc. (a)	67,995	4,797,727
			11,972,444
	IT Services 5.1%
	Amdocs, Ltd.	6,128	348,561
	Broadridge Financial Solutions, Inc.	78,186	4,327,595
	Computer Sciences Corp.	102,446	6,288,135
	CoreLogic, Inc. (a)	149,688	5,572,884
	Leidos Holdings, Inc.	129,047	5,330,932
	Teradata Corp. (a)	108,039	3,128,809
	Total System Services, Inc.	27,653	1,256,276
	Vantiv, Inc. Class A (a)	105,556	4,741,576
	Western Union Co. (The)	348,533	6,399,066
	WEX, Inc. (a)	38,916	3,379,465
	Xerox Corp.	536,390	5,219,075
			45,992,374
	Leisure Products 0.7%
	Hasbro, Inc.	83,552	6,027,441

	Life Sciences Tools & Services 0.2%
	Agilent Technologies, Inc.	50,831	1,745,028
	Charles River Laboratories International, Inc. (a)	19	1,207
	VWR Corp. (a)	380	9,762
	Waters Corp. (a)	6	710
			1,756,707
	Machinery 1.8%
	AGCO Corp.	116,051	5,411,458
	Allison Transmission Holdings, Inc.	101,947	2,720,966
	Dover Corp.	66,293	3,790,634
	Terex Corp.	36,913	662,219
	Trinity Industries, Inc.	144,172	3,268,379
			15,853,656
	Media 2.8%
	Cablevision Systems Corp. Class A	175,437	5,696,439
	Charter Communications, Inc. Class A (a)	6,028	1,060,024
	Cinemark Holdings, Inc.	73,972	2,403,350
	Discovery Communications, Inc. Class C (a)	41,887	1,017,435
	Interpublic Group of Cos., Inc. (The)	3,406	65,157
	John Wiley & Sons, Inc. Class A	47	2,351
	Liberty Media Corp. Class C (a)	30,557	1,052,994
	News Corp. Class A	267,717	3,378,589
	News Corp. Class B	185,317	2,375,764
	Omnicom Group, Inc.	6,765	445,814
	Regal Entertainment Group Class A	197,398	3,689,369
	Sirius XM Holdings, Inc. (a)	1,093,252	4,088,762
			25,276,048
	Metals & Mining 0.7%
	Newmont Mining Corp.	174,688	2,807,236
	Nucor Corp.	1,737	65,224
	Reliance Steel & Aluminum Co.	69,488	3,753,047
			6,625,507
	Multi-Utilities 1.4%
	Consolidated Edison, Inc.	69,834	4,668,403
	DTE Energy Co.	4,823	387,624
¤	Public Service Enterprise Group, Inc.	188,019	7,926,881
			12,982,908
	Multiline Retail 1.2%
	Dollar General Corp.	33,735	2,443,764
	Dollar Tree, Inc. (a)	27,623	1,841,349
	J.C. Penney Co., Inc. (a)	43,717	406,131
	Kohl's Corp.	41,662	1,929,367
	Macy's, Inc.	67,950	3,487,194
	Nordstrom, Inc.	8,869	635,996
			10,743,801
	Oil, Gas & Consumable Fuels 3.2%
	Cabot Oil & Gas Corp.	46,643	1,019,616
	Cheniere Energy, Inc. (a)	36,058	1,741,601
	Cimarex Energy Co.	12,043	1,234,167
	Columbia Pipeline Group, Inc.	48,241	882,328
	Concho Resources, Inc. (a)	9,238	908,095
	Continental Resources, Inc. (a)	7,062	204,586
	CVR Energy, Inc.	16,586	680,855
	Denbury Resources, Inc.	78,590	191,760
	EQT Corp.	12,339	799,197
	Hess Corp.	55,573	2,781,984
	HollyFrontier Corp.	9,605	469,108
	Marathon Oil Corp.	44,317	682,482
	Murphy Oil Corp.	57,668	1,395,566
	Noble Energy, Inc.	43,960	1,326,713
	PBF Energy, Inc. Class A	180,149	5,085,606
	Pioneer Natural Resources Co.	15,009	1,825,695
	Range Resources Corp.	207	6,649
	SM Energy Co.	889	28,484
	Southwestern Energy Co. (a)	35,237	447,157
¤	Tesoro Corp.	72,047	7,005,850
			28,717,499
	Paper & Forest Products 0.3%
	Domtar Corp.	501	17,911
	International Paper Co.	75,446	2,851,104
			2,869,015
	Personal Products 1.0%
	Herbalife, Ltd. (a)	101,292	5,520,414
	Nu Skin Enterprises, Inc. Class A	93,171	3,846,099
			9,366,513
	Pharmaceuticals 0.8%
	Jazz Pharmaceuticals PLC (a)	20,730	2,753,151
	Mallinckrodt PLC (a)	76,442	4,887,702
			7,640,853
	Professional Services 0.0%‡
	IHS, Inc. Class A (a)	672	77,952

	Real Estate Investment Trusts 6.7%
	Apple Hospitality REIT, Inc.	142,160	2,639,911
	AvalonBay Communities, Inc.	36,642	6,405,754
	Boston Properties, Inc.	38,561	4,565,622
	Brixmor Property Group, Inc.	89	2,090
	Camden Property Trust	1,194	88,237
	Care Capital Properties, Inc.	5,358	176,439
	CBL & Associates Properties, Inc.	212,015	2,915,206
	Crown Castle International Corp.	85,347	6,731,318
	Digital Realty Trust, Inc.	17,043	1,113,249
	Duke Realty Corp.	26,411	503,129
	Equinix, Inc.	7,517	2,055,148
	Equity Commonwealth (a)	102,322	2,787,251
	Equity LifeStyle Properties, Inc.	61,952	3,628,529
	Essex Property Trust, Inc.	75	16,756
	Extra Space Storage, Inc.	61	4,707
	Gaming and Leisure Properties, Inc.	100,211	2,976,267
	General Growth Properties, Inc.	9,022	234,301
	HCP, Inc.	83	3,092
	Hospitality Properties Trust	128,617	3,290,023
	Host Hotels & Resorts, Inc.	76,635	1,211,599
	Kimco Realty Corp.	439	10,725
	Lamar Advertising Co. Class A	63,478	3,312,282
	Liberty Property Trust	619	19,505
	Plum Creek Timber Co., Inc.	62,498	2,469,296
	ProLogis, Inc.	7,438	289,338
	Ventas, Inc.	58,682	3,289,713
	VEREIT, Inc.	18,276	141,091
	Welltower, Inc.	67,814	4,592,364
	Weyerhaeuser Co.	176,606	4,828,408
			60,301,350
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. Class A (a)	1,674	53,568
	Jones Lang LaSalle, Inc.	5	719
	Realogy Holdings Corp. (a)	16,904	636,097
			690,384
	Semiconductors & Semiconductor Equipment 2.1%
	First Solar, Inc. (a)	118,521	5,066,773
	Marvell Technology Group, Ltd.	17,086	154,628
	Maxim Integrated Products, Inc.	88,506	2,956,100
	Microchip Technology, Inc.	2,254	97,125
	NVIDIA Corp.	223,192	5,501,683
	ON Semiconductor Corp. (a)	57,979	545,003
	Teradyne, Inc.	236,194	4,253,854
			18,575,166
	Software 5.2%
¤	Activision Blizzard, Inc.	251,691	7,774,735
	Cadence Design Systems, Inc. (a)	292,131	6,041,269
	CDK Global, Inc.	24,400	1,165,832
	Citrix Systems, Inc. (a)	95,468	6,614,023
¤	Electronic Arts, Inc. (a)	115,222	7,806,290
	Intuit, Inc.	62,370	5,535,338
	King Digital Entertainment PLC	376,308	5,095,210
	Nuance Communications, Inc. (a)	334,067	5,468,677
	PTC, Inc. (a)	11,474	364,185
	Red Hat, Inc. (a)	344	24,727
	Symantec Corp.	2,170	42,250
	Synopsys, Inc. (a)	21,847	1,008,894
			46,941,430
	Specialty Retail 5.6%
	Aaron's, Inc.	104,478	3,772,701
	AutoZone, Inc. (a)	1,200	868,596
	Bed Bath & Beyond, Inc. (a)	61,561	3,510,208
	Best Buy Co., Inc.	187,165	6,947,565
	Dick's Sporting Goods, Inc.	36,668	1,819,100
	Foot Locker, Inc.	16,284	1,171,959
	GameStop Corp. Class A	132,390	5,455,792
	Gap, Inc. (The)	13,437	382,955
	GNC Holdings, Inc. Class A	83,133	3,360,236
	L Brands, Inc.	26,933	2,427,471
	Michaels Cos., Inc. (The) (a)	209,122	4,830,718
	Murphy USA, Inc. (a)	48,683	2,675,131
	O'Reilly Automotive, Inc. (a)	1,344	336,000
	Ross Stores, Inc.	44,676	2,165,446
	Signet Jewelers, Ltd.	12,241	1,666,367
	Staples, Inc.	470,081	5,514,050
	Williams-Sonoma, Inc.	40,101	3,061,711
			49,966,006
	Technology Hardware, Storage & Peripherals 0.9%
	Lexmark International, Inc. Class A	95,245	2,760,200
	NCR Corp. (a)	175,455	3,991,601
	SanDisk Corp.	29,871	1,622,892
			8,374,693
	Textiles, Apparel & Luxury Goods 1.0%
	Carter's, Inc.	5,068	459,364
	Coach, Inc.	84,342	2,440,014
	Michael Kors Holdings, Ltd. (a)	96,597	4,080,257
	Under Armour, Inc. Class A (a)	20,106	1,945,859
			8,925,494
	Thrifts & Mortgage Finance 0.6%
	New York Community Bancorp, Inc.	276,350	4,990,881

	Trading Companies & Distributors 0.2%
	NOW, Inc. (a)	100,305	1,484,514

	Wireless Telecommunication Services 0.7%
	Telephone & Data Systems, Inc.	199,972	4,991,301
	United States Cellular Corp. (a)	42,737	1,514,172
			6,505,473
	Total Common Stocks (Cost $906,574,691)		893,463,741

	Exchange-Traded Funds 0.7% (b)
	S&P 500 Index - SPDR Trust Series 1	7,764	1,487,815
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	18,795	4,677,888
	Total Exchange-Traded Funds (Cost $6,378,512)		6,165,703

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0%‡
Safeway Casa Ley CVR, Expires 1/30/19 (a)(c)(d)	24,754	25,123
Safeway PDC, LLC CVR, Expires 1/30/17 (a)(c)(d)	24,754	1,208
Total Rights (Cost $26,331)		26,331

	Principal Amount
Short-Term Investment 0.0%‡
Repurchase Agreement 0.0%‡
Fixed Income Clearing Corp.
0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $377,601 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $380,000 and a Market Value of $387,600)	$377,601	377,601
Total Short-Term Investment (Cost $377,601)		377,601
Total Investments (Cost $913,357,135) (e)	100.0%	900,033,376
Other Assets, Less Liabilities	(0.0)‡	(66,594)
Net Assets	100.0%	$899,966,782

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, the total market value of these securities was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	Illiquid security - As of September 30, 2015, the total market value of these securities was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	As of September 30, 2015, cost was $917,910,629 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$57,742,002
Gross unrealized depreciation	(75,619,255)
Net unrealized depreciation	$(17,877,253)

The following abbreviations are used in the preceding pages:
CVR	—Contingent Value Right
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$893,463,741	$—	$—	$893,463,741
Exchange-Traded Funds	6,165,703	—	—	6,165,703
Rights (b)	—	—	26,331	26,331
Short-Term Investment
Repurchase Agreement	—	377,601	—	377,601
Total Investments in Securities	$899,629,444	$377,601	$26,331	$900,033,376

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $26,331 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases (a)	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2015
Rights
Food & Staples Retailing	$-	$-	$-	$-	$26,331	$-	$-	$-	$26,331	$-
Total	$-	$-	$-	$-	$26,331	$-	$-	$-	$26,331	$-

(a)	Purchases include securities received from a corporate action.

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.9% †
Equity Funds 63.1%
MainStay Cushing MLP Premier Fund Class I	420,045	$6,493,891
MainStay Emerging Markets Opportunities Fund Class I (a)	1,184,296	9,521,739
MainStay Epoch Global Choice Fund Class I (a)	1,870,503	33,669,052
MainStay Epoch U.S. All Cap Fund Class I (a)	2,090,615	56,028,478
MainStay ICAP Equity Fund Class I	780,189	36,645,481
MainStay ICAP International Fund Class I	1,796,819	54,048,302
MainStay International Opportunities Fund Class I (a)	6,344,372	50,247,428
MainStay MAP Fund Class I (a)	1,432,094	58,214,632
MainStay U.S. Equity Opportunities Fund Class I (a)	7,252,610	59,979,082
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	2,232,301	17,707,257
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	1,540,925	19,267,512
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	3,935,676	27,392,018
MainStay VP International Equity Portfolio Initial Class (a)	1,522,226	20,127,355
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,172,968	69,799,611
MainStay VP Marketfield Portfolio Initial Class (a)(b)	410,500	3,696,959
MainStay VP Mid Cap Core Portfolio Initial Class (a)	2,828,130	41,695,681
MainStay VP S&P 500 Index Portfolio Initial Class (a)	1,459,288	57,897,055
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,629,917	68,928,235
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	2,161,435	27,833,743
Total Equity Funds (Cost $757,728,737)		719,193,511
Fixed Income Funds 35.8%
MainStay Short Duration High Yield Fund Class I (a)	3,684,372	35,627,875
MainStay Total Return Bond Fund Class I	4,432,780	46,145,244
MainStay VP Bond Portfolio Initial Class (a)	14,646,301	214,297,774
MainStay VP Floating Rate Portfolio Initial Class (a)	4,134,465	37,094,597
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,411,141	23,812,585
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	2,051,167	17,489,087
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	3,525,993	34,341,630
Total Fixed Income Funds (Cost $415,088,270)		408,808,792
Total Affiliated Investment Companies (Cost $1,172,817,007)		1,128,002,303

	Principal Amount
Short-Term Investment 1.1%

Repurchase Agreement 1.1%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $12,987,613 (Collateralized by a Federal National Mortgage Association security with a rate of 1.50% and a maturity date of 6/22/20, with a Principal Amount of $13,235,000 and a Market Value of $13,251,544)	$12,987,613	12,987,613
Total Short-Term Investment (Cost $12,987,613)		12,987,613
Total Investments (Cost $1,185,804,620) (c)	100.0%	1,140,989,916
Other Assets, Less Liabilities	(0.0)‡	(33,328)
Net Assets	100.0%	$1,140,956,588

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2015, cost was $1,186,767,769 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$8,254,405
Gross unrealized depreciation	(54,032,258)
Net unrealized depreciation	$(45,777,853)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$719,193,511	$—	$—	$719,193,511
Fixed Income Funds	408,808,792	—	—	408,808,792
Short-Term Investment
Repurchase Agreement	—	12,987,613	—	12,987,613
Total Investments in Securities	$1,128,002,303	$12,987,613	$—	$1,140,989,916

(a)  For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.8% †
Equity Funds 83.3%
MainStay Cushing MLP Premier Fund Class I	698,362	$10,796,673
MainStay Emerging Markets Opportunities Fund Class I (a)	2,399,785	19,294,275
MainStay Epoch Global Choice Fund Class I (a)	3,069,000	55,241,997
MainStay Epoch U.S. All Cap Fund Class I (a)	4,318,671	115,740,381
MainStay ICAP Equity Fund Class I (a)	1,451,109	68,158,574
MainStay ICAP International Fund Class I (a)	4,030,102	121,225,472
MainStay International Opportunities Fund Class I (a)	14,030,252	111,119,598
MainStay MAP Fund Class I (a)	2,852,351	115,948,068
MainStay U.S. Equity Opportunities Fund Class I (a)	14,891,839	123,155,511
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	6,037,445	47,890,768
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	6,263,577	78,318,870
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	8,700,425	60,554,320
MainStay VP International Equity Portfolio Initial Class (a)	3,364,780	44,490,184
MainStay VP Large Cap Growth Portfolio Initial Class (a)	6,088,160	133,928,588
MainStay VP Marketfield Portfolio Initial Class (a)(b)	669,007	6,025,067
MainStay VP Mid Cap Core Portfolio Initial Class (a)	6,995,994	103,143,316
MainStay VP S&P 500 Index Portfolio Initial Class (a)	2,599,953	103,152,789
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	11,466,625	140,388,264
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	6,480,967	83,458,222
Total Equity Funds (Cost $1,593,748,497)		1,542,030,937
Fixed Income Funds 15.5%
MainStay Short Duration High Yield Fund Class I (a)	5,941,255	57,451,935
MainStay Total Return Bond Fund Class I	4,359,101	45,378,242
MainStay VP Bond Portfolio Initial Class	174,995	2,560,448
MainStay VP Floating Rate Portfolio Initial Class (a)	6,627,969	59,466,423
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	3,879,740	38,316,563
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	3,358,446	28,635,483
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	5,785,527	56,348,505
Total Fixed Income Funds (Cost $298,844,741)		288,157,599
Total Affiliated Investment Companies (Cost $1,892,593,238)		1,830,188,536

	Principal Amount
Short-Term Investment 1.2%

Repurchase Agreement 1.2%
Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $22,608,357 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $22,780,000 and a Market Value of $23,064,750)	$22,608,357	22,608,357
Total Short-Term Investment (Cost $22,608,357)		22,608,357
Total Investments (Cost $1,915,201,595) (c)	100.0%	1,852,796,893
Other Assets, Less Liabilities	(0.0)‡	(830,121)
Net Assets	100.0%	$1,851,966,772

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2015, cost was $1,921,980,720 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$25,641,541
Gross unrealized depreciation	(94,825,368)
Net unrealized depreciation	$(69,183,827)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,542,030,937	$—	$—	$1,542,030,937
Fixed Income Funds	288,157,599	—	—	288,157,599
Short-Term Investment
Repurchase Agreement	—	22,608,357	—	22,608,357
Total Investments in Securities	$1,830,188,536	$22,608,357	$—	$1,852,796,893

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 158.3%†
	Asset-Backed Securities 3.5%
	Other ABS 3.5%
	Babson CLO, Ltd. Series 2012-2A, Class A1R 1.674%, due 5/15/23 (a)(b)		$1,900,000	$1,884,097
	Celf Loan Partners IV PLC Series 2007-1X, Class VFNU 0.693%, due 5/3/23 (a)(c)		1,100,000	1,077,856
	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D 0.539%, due 11/25/35 (a)		1,011,093	1,006,205
	Fortress Credit Investments IV, Ltd. Series 2015-4A, Class A 1.574%, due 7/17/23 (a)(b)		900,000	898,581
	Harvest CLO S.A. Series V, Class A1D 0.266%, due 4/5/24 (a)	EUR	881,910	970,034
	Highlander Euro CDO III B.V. Series 2007-3X, Class A 0.206%, due 5/1/23 (a)		1,486,644	1,630,078
	KVK CLO, Ltd. Series 2012-1A, Class A 1.645%, due 7/15/23 (a)(b)		$1,400,000	1,395,758
	Malin CLO B.V. Series 2007-1X, Class A1 0.171%, due 5/7/23 (a)	EUR	398,806	440,754
	OHA Credit Partners Vi, Ltd. Series 2012-6A, Class AR 1.531%, due 5/15/23 (a)(b)		$1,900,000	1,895,839
	Onemain Financial Issuance Trust Series 2014-2A, Class A 2.47%, due 9/18/24 (b)		1,600,000	1,599,875
				12,799,077
	Total Asset-Backed Securities (Cost $12,708,861)			12,799,077

	Corporate Bonds 13.5%
	Banks 10.1%
	Banca Monte dei Paschi di Siena S.p.A Series Reg S 4.875%, due 9/15/16	EUR	100,000	116,257
	Banco Bilbao Vizcaya 1.044%, due 10/23/15		$3,500,000	3,499,986
	Banco Santander S.A. Series Reg S 6.25%, due 12/31/49 (a)	EUR	300,000	311,754
	Bank of America N.A. 0.731%, due 5/8/17 (a)		$3,600,000	3,588,293
	Bank Of New York Mellon Corp. (The) (MTN) 1.191%, due 8/17/20 (a)		600,000	601,691
	Bankia S.A.
	0.181%, due 1/25/16 (a)	EUR	100,000	111,461
	3.50%, due 12/14/15		2,200,000	2,473,769
	Series Reg S 3.50%, due 1/17/19		400,000	461,307
	Barclays Bank PLC
	7.625%, due 11/21/22		$2,590,000	2,902,419
	7.75%, due 4/10/23 (a)		510,000	546,338
	BPCE S.A. 0.895%, due 11/18/16 (a)		1,400,000	1,401,222
	BPE Financiaciones S.A.
	2.50%, due 2/1/17	EUR	300,000	340,683
	2.875%, due 5/19/16		800,000	904,906
¤	Citigroup, Inc. 0.82%, due 5/1/17 (a)		$3,600,000	3,588,538
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.624%, due 4/28/17 (a)		3,500,000	3,498,156
	Credit Agricole S.A.
	Series Reg S 7.50%, due 4/29/49 (a)	GBP	400,000	582,941
	Series Reg S 7.875%, due 1/29/49 (a)		$1,800,000	1,791,007
	Credit Suisse Group Funding Guernsey, Ltd.
	3.75%, due 3/26/25 (b)		1,000,000	971,154
	3.80%, due 9/15/22 (b)		300,000	299,658
	4.875%, due 5/15/45 (b)		1,900,000	1,861,901
	Depfa ACS Bank 3.875%, due 11/14/16	EUR	100,000	116,299
	Eksportfinans ASA 2.375%, due 5/25/16		$500,000	500,700
	Intesa Sanpaolo S.p.A
	3.125%, due 1/15/16		400,000	402,163
	6.50%, due 2/24/21 (b)		400,000	461,988
	LBG Capital No.2 PLC Series Reg S 15.00%, due 12/21/19	GBP	390,000	826,551
	Lloyds Bank PLC
	1.75%, due 5/14/18		$750,000	748,487
	3.50%, due 5/14/25		150,000	148,364
	Lloyds Banking Group PLC Series Reg S 7.875%, due 12/29/49 (a)	GBP	470,000	731,440
	Nova Ljubljanska Banka Dd Series Reg S 2.875%, due 7/3/17	EUR	800,000	901,965
	Royal Bank Of Scotland Group PLC 7.50%, due 12/29/49 (a)		$100,000	99,781
	UBS Group Funding Jersey, Ltd. 2.95%, due 9/24/20 (b)		1,800,000	1,803,429
				36,594,608
	Computers 0.2%
	Hewlett-Packard EnterprIse Co. 2.45%, due 10/5/17		450,000	449,748
	Hewlett-Packard Enterprise Co. 2.85%, due 10/5/18		450,000	449,424
				899,172
	Finance - Auto Loans 1.1%
¤	Ally Financial, Inc. 3.60%, due 5/21/18		3,900,000	3,856,125

	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		1,200,000	1,343,452

	Oil & Gas 0.6%
	BG Energy Capital PLC Series Reg S 6.50%, due 11/30/72 (a)	GBP	200,000	318,131
	California Resources Corp. 5.50%, due 9/15/21		$700,000	427,000
	Canadian Natural Resources, Ltd. 0.702%, due 3/30/16 (a)		700,000	698,458
	Chesapeake Energy Corp. 3.539%, due 4/15/19 (a)		100,000	71,000
	Petrobras Global Finance B.V.
	1.953%, due 5/20/16 (a)		100,000	94,250
	4.875%, due 3/17/20		900,000	652,500
	6.625%, due 1/16/34	GBP	100,000	94,484
				2,355,823
	Telecommunications 1.0%
	AT&T, Inc. 0.747%, due 3/30/17 (a)		$3,600,000	3,585,153

	Transportation 0.1%
	Hellenic Railways Organization S.A. 4.028%, due 3/17/17 (d)	EUR	400,000	374,329
				374,329
	Total Corporate Bonds (Cost $51,195,280)			49,008,662

	Foreign Government Bonds 11.7%
	Brazil 1.3%
¤	Brazil Letras Do Tesouro Nacional
	(zero coupon), due 10/1/16	BRL	2,800,000	609,975
	(zero coupon), due 1/1/19		19,800,000	3,070,990
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/21		4,200,000	881,339
				4,562,304
	France 0.3%
	France Government Bond OAT 0.25%, due 7/25/18 (e)	EUR	933,876	1,075,064

	Germany 0.9%
	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond Series Reg S 0.75%, due 4/15/18 (e)		2,863,026	3,294,551

	Greece 0.1%
	Hellenic Republic Government Bond 5.25%, due 2/1/16 (d)	JPY	51,900,000	401,183

	Italy 2.8%
¤	Italy Buoni Poliennali Del Tesoro
	Series Reg S 2.10%, due 9/15/21	EUR	702,644	865,139
	Series Reg S 2.25%, due 4/22/17		3,013,860	3,456,977
	Series Reg S 2.35%, due 9/15/24 (b)		4,311,653	5,444,640
	Series Reg S 2.55%, due 10/22/16		221,016	251,994
	Series Reg S 2.55%, due 9/15/41		97,565	131,830
	Series Reg S 3.10%, due 9/15/26		105,813	143,963
				10,294,543
	Japan 0.4%
	Japan Treasury Discount Bill (zero coupon), due 12/28/15	JPY	180,000,000	1,500,520

	Mexico 1.3%
	Mexican Bonos de Proteccion al Ahorro 3.27%, due 1/4/18 (a)	MXN	32,600,000	1,946,241
	Mexican Udibonos
	4.00%, due 11/15/40		23,886,288	1,493,791
	4.50%, due 11/22/35		18,849,492	1,266,423
				4,706,455
	New Zealand 0.7%
	New Zealand Government Bond
	Series Reg S 2.00%, due 9/20/25	NZD	2,100,000	1,378,618
	Series Reg S 2.50%, due 9/20/35		800,000	527,052
	Series Reg S 3.00%, due 9/20/30 (d)		700,000	501,398
				2,407,068
	Slovenia 0.9%
	Slovenia Government International Bond
	4.70%, due 11/1/16 (b)	EUR	700,000	819,975
	Series Reg S 5.25%, due 2/18/24		$2,100,000	2,310,000
				3,129,975
	Spain 1.2%
	Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	597,344
	Spain Government Bond
	Series Reg S 2.15%, due 10/31/25 (b)		1,200,000	1,372,283
	Series Reg S 2.75%, due 10/31/24 (b)		1,000,000	1,205,037
	Spain Government Inflation Linked Bond Series Reg S 1.00%, due 11/30/30 (b)		1,295,281	1,382,650
				4,557,314
	United Kingdom 1.8%
¤	United Kingdom Gilt Inflation Linked
	Series Reg S 0.125%, due 3/22/24	GBP	3,520,407	5,767,243
	Series Reg S 0.125%, due 3/22/58		50,532	114,801
	Series Reg S 0.125%, due 3/22/68		103,568	267,550
	Series Reg S 0.375%, due 3/22/62		197,388	516,546
				6,666,140
	Total Foreign Government Bonds (Cost $48,331,012)			42,595,117

	Mortgage-Backed Securities 3.4%
	Agency Collateral (Collateralized Mortgage Obligation) 0.3%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 0.657%, due 9/15/42 (a)		$1,135,662	1,146,357

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.3%
	Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24, Class A4 5.537%, due 10/12/41		1,591,822	1,636,425
	Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3 5.311%, due 12/15/39		1,842,031	1,881,459
	German Residential Funding 2013-2, Ltd. Series 2013-1, Class A 1.117%, due 8/27/24 (a)	EUR	839,982	945,635
	Hercules Eclipse PLC Series 2006-4 0.821%, due 10/25/18 (a)	GBP	188,429	276,495
				4,740,014

	Whole Loan Collateral (Collateralized Mortgage Obligations) 1.8%
¤	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (b)		$3,997,222	4,144,711
	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 2.909%, due 1/25/35 (a)(f)		1,798,672	1,818,294
	Marche Mutui Srl
	Series 5, Class A 0.381%, due 10/27/65 (a)	EUR	69,550	77,606
	Series 4, Class A 0.419%, due 2/25/55 (a)		127,287	139,488
	Series 6, Class A1 2.231%, due 1/27/64 (a)		304,147	345,321
				6,525,420
	Total Mortgage-Backed Securities (Cost $12,120,724)			12,411,791

	U.S. Government & Federal Agencies 126.2%
	Federal National Mortgage Association (Mortgage Pass-Through Securities)
	1.383%, due 6/1/43 (a)		$658,453	674,750
	2.552%, due 11/1/34		995,954	1,061,658
	4.32%, due 12/1/36 (a)		999,692	1,064,669
				2,801,077
¤	United States Treasury Bonds
	2.875%, due 8/15/45		700,000	699,653
	3.00%, due 11/15/44		300,000	306,352
	3.00%, due 5/15/45		12,010,000	12,290,542
				13,296,547
¤	United States Treasury Notes
	2.00%, due 7/31/22		2,600,000	2,644,619
	2.125%, due 5/15/25		7,900,000	7,947,526
				10,592,145
¤	United States Treasury Inflation - Indexed Bonds
	0.375%, due 7/15/25 (g)		9,358,776	9,116,431
	0.625%, due 2/15/43 (g)		4,826,840	4,065,859
	0.75%, due 2/15/42 (g)		3,781,089	3,309,141
	0.75%, due 2/15/45 (g)		1,307,376	1,133,758
	1.375%, due 2/15/44 (g)		25,917,440	26,296,405
	1.75%, due 1/15/28 (g)		20,619,158	22,791,427
	2.00%, due 1/15/26 (g)		25,166,651	28,233,836
	2.125%, due 2/15/40 (g)		1,059,994	1,249,523
	2.125%, due 2/15/41 (g)		980,811	1,162,772
	2.375%, due 1/15/25 (g)		13,154,675	15,138,150
	2.375%, due 1/15/27 (g)		10,402,262	12,172,945
	2.50%, due 1/15/29 (g)		4,557,437	5,467,320
	3.625%, due 4/15/28 (g)		545,950	723,511
	3.875%, due 4/15/29 (g)		348,413	480,338
				131,341,416
¤	United States Treasury Inflation - Indexed Notes
	0.125%, due 4/15/16 (g)		23,440,429	23,210,291
	0.125%, due 4/15/17 (g)		11,756,976	11,714,110
	0.125%, due 4/15/18 (g)		10,014,474	10,002,867
	0.125%, due 4/15/19 (g)		44,101,050	43,950,621
	0.125%, due 4/15/20 (g)		13,655,940	13,567,928
	0.125%, due 1/15/22 (g)		12,969,489	12,638,326
	0.125%, due 7/15/22 (g)		38,969,015	38,000,362
	0.125%, due 1/15/23 (g)		40,323,270	38,875,221
	0.125%, due 7/15/24 (g)		6,332,067	6,041,520
	0.25%, due 1/15/25 (g)		4,332,680	4,152,774
	0.375%, due 7/15/23 (g)		6,563,264	6,449,516
	0.625%, due 7/15/21 (g)		7,518,048	7,623,474
	0.625%, due 1/15/24 (g)		12,171,439	12,112,639
	1.125%, due 1/15/21 (g)		46,910,098	48,747,426
	1.375%, due 1/15/20 (g)		5,187,014	5,442,718
	1.875%, due 7/15/19 (g)		10,059,480	10,743,082
	2.00%, due 1/15/16 (g)		841,694	839,349
	2.375%, due 1/15/17 (g)		1,418,748	1,456,637
	2.50%, due 7/15/16 (g)		5,324,506	5,411,998
	2.625%, due 7/15/17 (g)		345,447	361,856
				301,342,715
	Total U.S. Government & Federal Agencies (Cost $481,734,071)			459,373,900
	Total Long-Term Bonds (Cost $606,089,948)			576,188,547

	Purchased Options 0.0%‡
	Purchased Put Option 0.0%‡
	90 - Day Eurodollar Strike Price $99.38 Expires 12/14/15, American Style		835,000	2,088
	Total Purchased Options (Cost $21,336)			2,088

	Short-Term Investments 69.4%
	Repurchase Agreements 69.2%
	Bank of America 0.08%, dated 9/30/14 due 10/6/15 Proceeds at Maturity $75,000,875 (Collateralized by a United States Treasury Note with a rate of 1.38% and a maturity date of 02/29/20, with a Principal Amount of $76,151,000 and a Market Value of $76,509,976)		75,000,000	75,000,000
	BNP Paribas Securities Corp. 0.15%, dated 9/30/15 due 10/2/15 Proceeds at Maturity $50,000,222 (Collateralized by a United States Treasure Note with a rate of 3.63% and a maturity date of 8/15/19, with a Principal Amount of $46,735,400 and a Market Value of $51,052,956)		50,000,000	50,000,000
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $2,162,068 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 07/31/20, with a Principal Amount of $2,140,000 and a Market Value of $2,209,550)		2,162,068	2,162,068
	RBS Securities, Inc. 0.08%, dated 9/30/15 due 10/2/15 Proceeds at Maturity $50,000,250 (Collateralized by a United States Treasury Note with a rate of 2.38% and a maturity date of 8/15/24, with a Principal Amount of $49,837,000 and a Market Value of $51,340,881)		50,000,000	50,000,000
	Societe Generale 0.18%, dated 9/30/15 due 10/5/15 Proceeds at Maturity $75,001,042 (Collateralized by a United States Treasury Inflation Protected Bond with a rate of 0.13% and a maturity date of 1/15/22, with a Principal Amount of $78,150,646 and a Market Value of $76,240,644)		75,000,000	75,000,000
	Total Repurchase Agreements (Cost $252,162,068)			252,162,068

	U.S. Government 0.2%
	United States Treasury Bill 0.10%, due 1/7/16 (h)		581,000	580,988
	Total U.S. Government (Cost $580,786)			580,988
	Total Short-Term Investments (Cost $252,742,854)			252,743,056
	Total Investments (Cost $858,854,138)		227.7%	828,933,691
	Other Assets, Less Liabilities		(127.7)	(464,830,558)
	Net Assets		100.0%	$364,103,133

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, the total market value of this security was $1,077,856, which represented 0.3% of the Portfolio's net assets.
(d)	Illiquid security - As of September 30, 2015, the total market value of these securities was $1,276,910, which represented 0.4% of the Portfolio's net assets.
(e)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for open reverse repurchase agreements. (See Note 2(J))
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2015.
(g)	Delayed delivery security.
(h)	Interest rate shown represents yield to maturity.
(i)	As of September 30, 2015, cost was $858,899,364 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,624,771
Gross unrealized depreciation	(31,590,444)
Net unrealized depreciation	$(29,965,673)

As of September 30, 2015, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)

Brazilian Real vs. U.S. Dollar	10/2/15	Credit Suisse International	BRL 8,415,870	$2,333,496	$(210,688)
Brazilian Real vs. U.S. Dollar	10/2/15	JPMorgan Chase Bank N.A.	8,415,870	2,118,319	4,488
Brazilian Real vs. U.S. Dollar	11/4/15	JPMorgan Chase Bank N.A.	1,972,370	484,636	7,420
Euro vs. U.S. Dollar	10/2/15	Credit Suisse International	EUR 4,420,000	5,036,612	(97,706)
Euro vs. U.S. Dollar	11/12/15	Credit Suisse International	2,009,000	2,244,203	2,065
Euro vs. U.S. Dollar	11/12/15	JPMorgan Chase Bank N.A.	16,268,000	18,230,136	(40,839)
Hungarian Forint vs. U.S. Dollar	10/21/15	JPMorgan Chase Bank N.A.	HUF 467,477,220	1,686,000	(20,159)
Indian Rupee vs. U.S. Dollar	10/20/15	JPMorgan Chase Bank N.A.	INR 325,945,820	5,070,719	(118,542)
Indian Rupee vs. U.S. Dollar	11/18/15	JPMorgan Chase Bank N.A.	117,127,744	1,800,719	(30,438)
Pound Sterling vs. U.S. Dollar	11/12/15	JPMorgan Chase Bank N.A.	GBP 1,682,000	2,569,186	(25,252)

Foreign Currency Sales Contracts			Contract Amount Sold	Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	11/12/15	JPMorgan Chase Bank N.A.	AUD 526,000	371,000	2,614
Brazilian Real vs. U.S. Dollar	10/2/15	Credit Suisse International	BRL 8,415,870	2,118,319	(4,488)
Brazilian Real vs. U.S. Dollar	10/2/15	JPMorgan Chase Bank N.A.	8,415,870	2,240,030	117,222
Brazilian Real vs. U.S. Dollar	1/5/16	JPMorgan Chase Bank N.A.	12,803,005	3,834,091	706,596
Brazilian Real vs. U.S. Dollar	4/4/16	JPMorgan Chase Bank N.A.	11,628,590	3,510,000	747,865
Brazilian Real vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.	2,800,000	707,428	72,088
Canadian Dollar vs. U.S. Dollar	11/12/15	JPMorgan Chase Bank N.A.	CAD 162,000	122,899	1,530
Euro vs. U.S. Dollar	11/12/15	Credit Suisse International	EUR 3,059,000	3,409,998	(10,279)
Euro vs. U.S. Dollar	11/12/15	JPMorgan Chase Bank N.A.	49,872,000	55,223,443	(538,582)
Hungarian Forint vs. U.S. Dollar	10/21/15	JPMorgan Chase Bank N.A.	HUF 468,622,315	1,649,932	(19,989)
Indian Rupee vs. U.S. Dollar	11/2/15	JPMorgan Chase Bank N.A.	INR 136,985,880	2,060,000	(16,357)
Japanese Yen vs. U.S. Dollar	10/2/15	Credit Suisse International	JPY 381,700,000	3,175,406	(6,355)
Japanese Yen vs. U.S. Dollar	10/26/15	Credit Suisse International	178,954,960	1,490,000	(2,150)
Mexican Peso vs. U.S. Dollar	12/18/15	Credit Suisse International	MXN 83,881,574	4,927,254	(4,586)
New Zealand Dollar vs. U.S. Dollar	11/12/15	JPMorgan Chase Bank N.A.	NZD 3,487,000	2,203,858	(18,695)
Pound Sterling vs. U.S. Dollar	10/2/15	Credit Suisse International	GBP 8,268,000	12,745,734	238,321
Pound Sterling vs. U.S. Dollar	11/3/15	JPMorgan Chase Bank N.A.	8,268,000	12,532,438	26,913
Pound Sterling vs. U.S. Dollar	11/12/15	JPMorgan Chase Bank N.A.	808,000	1,243,905	21,848
Singapore Dollar vs. U.S. Dollar	10/9/15	Credit Suisse International	SGD 684,000	485,520	4,960
Singapore Dollar vs. U.S. Dollar	10/9/15	JPMorgan Chase Bank N.A.	634,000	451,647	6,216
South Korean Won vs. U.S. Dollar	10/20/15	Credit Suisse International	KRW 1,094,876,800	961,726	38,619
South Korean Won vs. U.S. Dollar	10/20/15	JPMorgan Chase Bank N.A.	834,540,000	700,000	(3,613)
Net unrealized appreciation (depreciation) on foreign currency forward contracts					$830,047

As of September 30, 2015, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(3)	December 2015	$(386,203)	$(3,098)
90 - Day Eurodollar	(8)	December 2015	(1,991,700)	(2,709)
90 - Day Eurodollar	(29)	March 2016	(7,212,300)	(26,195)
90 - Day Eurodollar	(15)	September 2016	(3,720,375)	(19,272)
90 - Day Eurodollar	(106)	December 2016	(26,249,575)	(57,092)
90 - Day Eurodollar	(35)	March 2017	(8,656,375)	(54,602)
Euro-BTP	9	December 2015	1,370,614	25,132
U.S. Long Bond	32	December 2015	5,133,000	65,227
U.S. Long Bond	(77)	December 2015	(12,115,469)	(216,034)
			$(53,828,383)	$(288,643)

1. As of September 30, 2015, cash in the amount of $1,140,000 was on deposit with brokers for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2015.

Written Inflation-Capped Option

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium (Received)	Market Value
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U)	JPMorgan Chase Bank	238.643	Maximum of [0, Final Index/Initial Index]	10/2/2020	$(1,900,000)	$(35,068)	$(33,879)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U)	JPMorgan Chase Bank	234.781	Maximum of [0, Final Index/Initial Index – (1 + 4.000%)10]	5/16/2024	(300,000)	(2,085)	(524)
					$(2,200,000)	(37,153)	(34,403)

Swap Contracts

As of September 30, 2015, the Portfolio held the following open OTC inflation swap agreements:

Notional Amount		Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
	$200,000	USD	10/31/2016	Credit Suisse International	Fixed 1.94%	12-Month USD-CPI	$—	$(6,692)	$(6,692)
	$8,000,000	USD	11/16/2017	Credit Suisse International	Fixed 2.32%	12-Month USD-CPI	—	(528,726)	(528,726)
	€200,000	EUR	9/15/2018	Credit Suisse International	Fixed 0.62%	12-Month EUR-CPI	—	(110)	(110)
B$	12,900,000	BRL	1/4/2021	Credit Suisse International	CETIP	Fixed 13.45%	916	(300,334)	(301,250)
B$	11,500,000	BRL	1/4/2021	Credit Suisse International	CETIP	Fixed 14.56%	—	(121,607)	(121,607)
	£2,000,000	GBP	6/15/2030	Credit Suisse International	UK RPI	Fixed 3.40%	(1,671)	116,790	118,461
	£2,300,000	GBP	6/15/2030	Credit Suisse International	UK RPI	Fixed 3.43%	(1,544)	153,722	155,266
	£800,000	GBP	9/23/2044	Credit Suisse International	UK RPI	Fixed 3.53%	(2,215)	100,093	102,308
	£1,500,000	GBP	10/15/2044	Credit Suisse International	UK RPI	Fixed 3.50%	(21,625)	159,107	180,732
	£100,000	GBP	11/15/2044	Credit Suisse International	UK RPI	Fixed 3.55%	383	13,535	13,152
	£200,000	GBP	12/15/2044	Credit Suisse International	UK RPI	Fixed 3.45%	(698)	12,456	13,154
	£600,000	GBP	12/15/2044	Credit Suisse International	UK RPI	Fixed 3.53%	4,865	70,531	65,666
	£500,000	GBP	1/12/2045	Credit Suisse International	12-Month USD-LIBOR	Fixed 3.33%	5,279	(15,452)	(20,731)
	£2,400,000	GBP	5/15/2030	Credit Suisse International	12-Month USD-LIBOR	Fixed 3.35%	—	125,132	125,132
							$(16,310)	$(221,555)	$(205,245)

As of September 30, 2015, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount		Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
M$	47,000,000	MXN	11/9/2021	MXN TIIE	Fixed 5.67%	$—	$(10,123)	$(10,123)
	£2,300,000	GBP	3/18/2025	Fixed 2.75%	6-Month USD-LIBOR	(247,349)	(297,028)	(49,679)
	£2,000,000	GBP	3/18/2045	Fixed 2.00%	6-Month USD-LIBOR	218,680	47,692	(170,988)
	€6,700,000	EUR	9/16/2025	Fixed 0.75%	6-Month EUR-LIBOR	(107,508)	151,619	259,127
	$13,500,000	USD	12/16/2025	Fixed 2.50%	3-Month USD-LIBOR	144,132	(537,590)	(681,722)
	$27,900,000	USD	12/16/2045	Fixed 2.75%	3-Month USD-LIBOR	1,746,738	(1,220,661)	(2,967,399)
	$25,200,000	USD	12/16/2017	Fixed 1.50%	3-Month USD-LIBOR	(148,846)	(318,493)	(169,647)
	$3,400,000	USD	12/16/2020	3-Month USD-LIBOR	Fixed 2.00%	(9,384)	85,900	95,284
	£10,400,000	GBP	9/16/2025	Fixed 2.00%	6-Month USD-LIBOR	410,206	(266,642)	(676,848)
M$	6,500,000	MXN	6/28/2035	Fixed 7.03%	MXN TIIE	—	1,892	1,892
	£495,000	GBP	9/16/2045	Fixed 2.00%	6-Month USD-LIBOR	33,910	11,724	(22,186)
	$7,700,000	USD	12/16/2022	3-Month USD-LIBOR	Fixed 2.25%	52,292	245,138	192,846
	$4,000,000	USD	12/16/2025	Fixed 2.50%	3-Month USD-LIBOR	(82,404)	(159,286)	(76,882)
						$2,010,467	$(2,265,858)	$(4,276,325)

As of September 30, 2015, the Portfolio held the following centrally cleared credit default swap contracts1:

Index	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[5]

Markit iTraxx North American High Yield Series 24	6/20/2020	Sell	3,564	5.00%	183,813	102,431	(81,382)

Markit iTraxx North American Investment Grade Series 24	6/20/2020	Sell	6,100	1.00%	70,551	32,590	(37,961)

Markit iTraxx North American High Yield Series 25	12/20/2020	Sell	100	5.00%	(240)	(11)	229

Markit iTraxx North American Investment Grade Series 25	12/20/2020	Sell	800	1.00%	3,161	2,834	(327)
					$257,285	$137,844	$(119,441)

1. As of September 30, 2015, cash in the amount of $3,962,951 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contract at the time they were opened and the value at September 30, 2015.

The following abbreviations are used in the preceding pages:
AUD	—Australian Dollar
BRL	—Brazilian Real
EUR	—Euro
GBP	—British Pound Sterling
MXN	—Mexican Peso
NZD	—New Zealand Dollar

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$12,799,077	$—	$12,799,077
Corporate Bonds	—	49,008,662	—	49,008,662
Foreign Government Bonds	—	42,595,117	—	42,595,117
Mortgage-Backed Securities	—	12,411,791	—	12,411,791
U.S. Government & Federal Agencies	—	459,373,900	—	459,373,900
Total Long-Term Bonds	—	576,188,547	—	576,188,547
Purchased Put Option	2,088	—	—	2,088
Short-Term Investments
Repurchase Agreement	—	252,162,068	—	252,162,068
U.S. Government	—	580,988	—	580,988
Total Short-Term Investments	—	252,743,056	—	252,743,056
Total Investments in Securities	2,088	828,931,603	—	828,933,691
Other Financial Instruments
Credit Default Swap Contracts (b)	—	229	—	229
Foreign Currency Forward Contracts (b)	—	1,359,698	—	1,359,698
Futures Contracts Long (b)	90,359	—	—	90,359
Inflation Swap Contracts (b)	—	773,871	—	773,871
Interest Rate Swap Contracts (b)	—	549,149	—	549,149
Total Other Financial Instruments	90,359	2,682,947	—	2,773,306
Total Investments in Securities and Other Financial Instruments	$92,447	$831,614,550	$—	$831,706,997

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(529,651)	$—	$(529,651)
Futures Contracts Short (b)	(379,002)	—	—	(379,002)
Credit Default Swap Contracts (b)	—	(119,670)	—	(119,670)
Inflation Swap Contracts (b)	—	(979,116)	—	(979,116)
Interest Rate Swap Contracts (b)	—	(4,825,474)	—	(4,825,474)
Written Options	(524)	(33,879)	—	(34,403)
Total Other Financial Instruments	$(379,526)	$(6,487,790)	$—	$(6,867,316)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 83.6% †
	Aerospace & Defense 2.2%
	Boeing Co. (The)	44,749	$5,859,882
	General Dynamics Corp.	21,254	2,931,989
	Honeywell International, Inc.	54,770	5,186,171
	L-3 Communications Holdings, Inc.	5,628	588,239
	Lockheed Martin Corp.	18,710	3,878,770
	Northrop Grumman Corp.	13,129	2,178,758
	Precision Castparts Corp.	9,633	2,212,796
	Raytheon Co.	21,267	2,323,632
	Rockwell Collins, Inc.	9,232	755,547
	Textron, Inc.	19,366	728,936
	United Technologies Corp.	58,028	5,163,912
			31,808,632
	Air Freight & Logistics 0.6%
	C.H. Robinson Worldwide, Inc.	9,935	673,394
	Expeditors International of Washington, Inc.	13,253	623,554
	FedEx Corp.	18,402	2,649,520
	United Parcel Service, Inc. Class B	48,933	4,829,198
			8,775,666
	Airlines 0.5%
	American Airlines Group, Inc.	47,068	1,827,650
	Delta Air Lines, Inc.	55,726	2,500,426
	Southwest Airlines Co.	46,195	1,757,258
	United Continental Holdings, Inc. (a)	26,466	1,404,021
			7,489,355
	Auto Components 0.3%
	BorgWarner, Inc.	15,856	659,451
	Delphi Automotive PLC	19,922	1,514,869
	Goodyear Tire & Rubber Co. (The)	18,874	553,574
	Johnson Controls, Inc.	45,824	1,895,281
			4,623,175
	Automobiles 0.5%
	Ford Motor Co.	273,023	3,704,922
	General Motors Co.	100,987	3,031,630
	Harley-Davidson, Inc.	14,430	792,207
			7,528,759
	Banks 5.0%
	Bank of America Corp.	733,427	11,426,793
	BB&T Corp.	54,619	1,944,436
	Citigroup, Inc.	210,870	10,461,261
	Comerica, Inc.	12,466	512,353
	Fifth Third Bancorp	56,276	1,064,179
	Huntington Bancshares, Inc.	56,263	596,388
¤	JPMorgan Chase & Co.	259,087	15,796,534
	KeyCorp	58,911	766,432
	M&T Bank Corp.	9,335	1,138,403
	People's United Financial, Inc.	21,718	341,624
	PNC Financial Services Group, Inc.	35,983	3,209,684
	Regions Financial Corp.	92,823	836,335
	SunTrust Banks, Inc.	36,294	1,387,882
	U.S. Bancorp	115,974	4,756,094
¤	Wells Fargo & Co.	327,276	16,805,623
	Zions Bancorp.	14,304	393,932
			71,437,953
	Beverages 1.9%
	Brown-Forman Corp. Class B	7,425	719,483
	Coca-Cola Co. (The)	274,286	11,004,354
	Coca-Cola Enterprises, Inc.	14,766	713,936
	Constellation Brands, Inc. Class A	12,049	1,508,655
	Dr. Pepper Snapple Group, Inc.	13,373	1,057,136
	Molson Coors Brewing Co. Class B	11,072	919,197
	Monster Beverage Corp. (a)	10,654	1,439,782
	PepsiCo., Inc.	102,918	9,705,167
			27,067,710
	Biotechnology 3.0%
	AbbVie, Inc.	115,969	6,309,873
	Alexion Pharmaceuticals, Inc. (a)	15,844	2,477,843
	Amgen, Inc.	53,123	7,347,973
	Baxalta, Inc.	37,943	1,195,584
	Biogen, Inc. (a)	16,476	4,807,862
	Celgene Corp. (a)	55,385	5,990,996
	Gilead Sciences, Inc.	102,821	10,095,994
	Regeneron Pharmaceuticals, Inc. (a)	5,417	2,519,663
	Vertex Pharmaceuticals, Inc. (a)	17,141	1,785,064
			42,530,852
	Building Products 0.1%
	Allegion PLC	6,713	387,072
	Masco Corp.	24,097	606,762
			993,834
	Capital Markets 1.8%
	Affiliated Managers Group, Inc. (a)	3,803	650,275
	Ameriprise Financial, Inc.	12,486	1,362,597
	Bank of New York Mellon Corp. (The)	77,523	3,035,025
	BlackRock, Inc.	8,976	2,670,091
	Charles Schwab Corp. (The)	83,877	2,395,527
	E*TRADE Financial Corp. (a)	20,330	535,289
	Franklin Resources, Inc.	27,093	1,009,485
	Goldman Sachs Group, Inc. (The)	28,204	4,900,727
	Invesco, Ltd.	30,036	938,024
	Legg Mason, Inc.	7,686	319,815
	Morgan Stanley	106,746	3,362,499
	Northern Trust Corp.	15,335	1,045,234
	State Street Corp.	28,592	1,921,668
	T. Rowe Price Group, Inc.	17,950	1,247,525
			25,393,781
	Chemicals 1.8%
	Air Products & Chemicals, Inc.	13,555	1,729,347
	Airgas, Inc.	4,707	420,476
	CF Industries Holdings, Inc.	16,327	733,082
	Dow Chemical Co. (The)	81,137	3,440,209
	E.I. du Pont de Nemours & Co.	63,393	3,055,543
	Eastman Chemical Co.	10,415	674,059
	Ecolab, Inc.	18,607	2,041,560
	FMC Corp.	9,361	317,432
	International Flavors & Fragrances, Inc.	5,646	583,006
	LyondellBasell Industries N.V. Class A	26,111	2,176,613
	Monsanto Co.	32,777	2,797,189
	Mosaic Co. (The)	23,621	734,849
	PPG Industries, Inc.	18,967	1,663,216
	Praxair, Inc.	20,070	2,044,330
	Sherwin-Williams Co. (The)	5,551	1,236,652
	Sigma-Aldrich Corp.	8,367	1,162,344
			24,809,907
	Commercial Services & Supplies 0.4%
	ADT Corp. (The)	11,906	355,989
	Cintas Corp.	6,254	536,281
	Pitney Bowes, Inc.	14,146	280,798
	Republic Services, Inc.	16,867	694,921
	Stericycle, Inc. (a)	5,943	827,919
	Tyco International PLC	29,531	988,107
	Waste Management, Inc.	29,467	1,467,751
			5,151,766
	Communications Equipment 1.3%
	Cisco Systems, Inc.	356,318	9,353,348
	F5 Networks, Inc. (a)	4,975	576,105
	Harris Corp.	8,692	635,820
	Juniper Networks, Inc.	24,778	637,042
	Motorola Solutions, Inc.	11,264	770,232
	QUALCOMM, Inc.	110,079	5,914,545
			17,887,092
	Construction & Engineering 0.1%
	Fluor Corp.	10,155	430,064
	Jacobs Engineering Group, Inc. (a)	8,673	324,630
	Quanta Services, Inc. (a)	14,303	346,276
			1,100,970
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	4,694	713,254
	Vulcan Materials Co.	9,331	832,325
			1,545,579
	Consumer Finance 0.6%
	American Express Co.	59,627	4,420,149
	Capital One Financial Corp.	38,003	2,755,978
	Discover Financial Services	30,498	1,585,591
	Navient Corp.	26,205	294,544
			9,056,262
	Containers & Packaging 0.2%
	Avery Dennison Corp.	6,406	362,387
	Ball Corp.	9,680	602,096
	Owens-Illinois, Inc. (a)	11,263	233,369
	Sealed Air Corp.	14,421	676,057
	WestRock Co.	18,345	943,667
			2,817,576
	Distributors 0.1%
	Genuine Parts Co.	10,621	880,375

	Diversified Consumer Services 0.1%
	H&R Block, Inc.	19,357	700,723

	Diversified Financial Services 1.8%
¤	Berkshire Hathaway, Inc. Class B (a)	131,251	17,115,130
	CME Group, Inc.	23,663	2,194,507
	Intercontinental Exchange, Inc.	7,741	1,819,058
	Leucadia National Corp.	23,630	478,744
	McGraw Hill Financial, Inc.	19,091	1,651,371
	Moody's Corp.	12,209	1,198,924
	Nasdaq, Inc.	8,285	441,839
			24,899,573
	Diversified Telecommunication Services 2.0%
	AT&T, Inc.	430,940	14,040,025
	CenturyLink, Inc.	39,443	990,808
	Frontier Communications Corp.	81,845	388,764
	Level 3 Communications, Inc. (a)	20,193	882,232
	Verizon Communications, Inc.	284,843	12,393,519
			28,695,348
	Electric Utilities 1.5%
	American Electric Power Co., Inc.	34,369	1,954,221
	Duke Energy Corp.	48,224	3,469,235
	Edison International	22,826	1,439,636
	Entergy Corp.	12,578	818,828
	Eversource Energy	22,221	1,124,827
	Exelon Corp.	60,365	1,792,840
	FirstEnergy Corp.	29,597	926,682
	NextEra Energy, Inc.	32,247	3,145,695
	Pepco Holdings, Inc.	17,758	430,099
	Pinnacle West Capital Corp.	7,764	497,983
	PPL Corp.	46,938	1,543,791
	Southern Co. (The)	63,644	2,844,887
	Xcel Energy, Inc.	35,535	1,258,294
			21,247,018
	Electrical Equipment 0.4%
	AMETEK, Inc.	16,966	887,661
	Eaton Corp. PLC	32,753	1,680,229
	Emerson Electric Co.	46,039	2,033,542
	Rockwell Automation, Inc.	9,395	953,311
			5,554,743
	Electronic Equipment, Instruments & Components 0.3%
	Amphenol Corp. Class A	21,659	1,103,742
	Corning, Inc.	85,889	1,470,420
	FLIR Systems, Inc.	9,826	275,030
	TE Connectivity, Ltd.	28,191	1,688,359
			4,537,551
	Energy Equipment & Services 0.9%
	Baker Hughes, Inc.	30,538	1,589,198
	Cameron International Corp. (a)	13,417	822,730
	Diamond Offshore Drilling, Inc.	4,516	78,127
	Ensco PLC Class A	16,517	232,559
	FMC Technologies, Inc. (a)	16,077	498,387
	Halliburton Co.	59,884	2,116,899
	Helmerich & Payne, Inc.	7,549	356,766
	National Oilwell Varco, Inc.	26,890	1,012,409
	Schlumberger, Ltd.	88,657	6,114,673
	Transocean, Ltd.	23,942	309,331
			13,131,079
	Food & Staples Retailing 2.1%
	Costco Wholesale Corp.	30,791	4,451,455
	CVS Health Corp.	78,081	7,533,255
	Kroger Co. (The)	68,058	2,454,852
	Sysco Corp.	38,762	1,510,555
	Wal-Mart Stores, Inc.	110,560	7,168,710
	Walgreens Boots Alliance, Inc.	61,220	5,087,382
	Whole Foods Market, Inc.	25,072	793,529
			28,999,738
	Food Products 1.4%
	Archer-Daniels-Midland Co.	42,662	1,768,340
	Campbell Soup Co.	12,618	639,480
	ConAgra Foods, Inc.	30,247	1,225,306
	General Mills, Inc.	41,948	2,354,541
	Hershey Co. (The)	10,233	940,208
	Hormel Foods Corp.	9,443	597,836
	J.M. Smucker Co. (The)	7,210	822,589
	Kellogg Co.	17,836	1,186,986
	Keurig Green Mountain, Inc.	8,419	438,967
	Kraft Heinz Co. (The)	41,636	2,938,669
	McCormick & Co., Inc.	8,125	667,712
	Mead Johnson Nutrition Co.	14,204	999,962
	Mondelez International, Inc. Class A	112,888	4,726,621
	Tyson Foods, Inc. Class A	21,323	919,021
			20,226,238
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	8,413	513,530

	Health Care Equipment & Supplies 1.7%
	Abbott Laboratories	104,420	4,199,772
	Baxter International, Inc.	38,221	1,255,560
	Becton Dickinson & Co.	14,730	1,954,082
	Boston Scientific Corp. (a)	94,158	1,545,133
	C.R. Bard, Inc.	5,198	968,439
	DENTSPLY International, Inc.	9,795	495,333
	Edwards Lifesciences Corp. (a)	7,533	1,070,967
	Intuitive Surgical, Inc. (a)	2,594	1,192,151
	Medtronic PLC	99,078	6,632,281
	St. Jude Medical, Inc.	19,739	1,245,334
	Stryker Corp.	22,161	2,085,350
	Varian Medical Systems, Inc. (a)	6,916	510,262
	Zimmer Biomet Holdings, Inc.	11,968	1,124,154
			24,278,818
	Health Care Providers & Services 2.4%
	Aetna, Inc.	24,423	2,672,120
	AmerisourceBergen Corp.	14,390	1,366,906
	Anthem, Inc.	18,327	2,565,780
	Cardinal Health, Inc.	22,935	1,761,867
	Cigna Corp.	18,040	2,435,761
	DaVita HealthCare Partners, Inc. (a)	11,927	862,680
	Express Scripts Holding Co. (a)	47,342	3,832,808
	HCA Holdings, Inc. (a)	22,398	1,732,709
	Henry Schein, Inc. (a)	5,843	775,483
	Humana, Inc.	10,379	1,857,841
	Laboratory Corporation of America Holdings (a)	7,048	764,497
	McKesson Corp.	16,282	3,012,658
	Patterson Cos., Inc.	6,084	263,133
	Quest Diagnostics, Inc.	10,057	618,204
	Tenet Healthcare Corp. (a)	6,975	257,517
	UnitedHealth Group, Inc.	66,807	7,750,280
	Universal Health Services, Inc. Class B	6,427	802,154
			33,332,398
	Health Care Technology 0.1%
	Cerner Corp. (a)	21,517	1,290,159

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	32,431	1,611,821
	Chipotle Mexican Grill, Inc. (a)	2,182	1,571,585
	Darden Restaurants, Inc.	7,987	547,429
	Marriott International, Inc. Class A	13,971	952,822
	McDonald's Corp.	65,983	6,501,305
	Royal Caribbean Cruises, Ltd.	12,019	1,070,773
	Starbucks Corp.	103,983	5,910,394
	Starwood Hotels & Resorts Worldwide, Inc.	11,937	793,572
	Wyndham Worldwide Corp.	8,275	594,972
	Wynn Resorts, Ltd.	5,691	302,306
	Yum! Brands, Inc.	30,210	2,415,289
			22,272,268
	Household Durables 0.4%
	D.R. Horton, Inc.	22,870	671,463
	Garmin, Ltd.	8,294	297,589
	Harman International Industries, Inc.	4,986	478,606
	Leggett & Platt, Inc.	9,586	395,423
	Lennar Corp. Class A	12,186	586,512
	Mohawk Industries, Inc. (a)	4,453	809,511
	Newell Rubbermaid, Inc.	18,762	745,039
	PulteGroup, Inc.	22,492	424,424
	Whirlpool Corp.	5,494	809,046
			5,217,613
	Household Products 1.5%
	Clorox Co. (The)	9,013	1,041,272
	Colgate-Palmolive Co.	63,063	4,001,978
	Kimberly-Clark Corp.	25,521	2,782,810
	Procter & Gamble Co. (The)	190,042	13,671,621
			21,497,681
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp. (The)	47,839	468,344
	NRG Energy, Inc.	23,166	344,015
			812,359
	Industrial Conglomerates 2.0%
	3M Co.	43,770	6,205,273
	Danaher Corp.	41,660	3,549,849
¤	General Electric Co.	707,357	17,839,543
	Roper Technologies, Inc.	7,053	1,105,205
			28,699,870
	Insurance 2.3%
	ACE, Ltd.	22,686	2,345,732
	Aflac, Inc.	30,174	1,754,015
	Allstate Corp. (The)	28,051	1,633,690
	American International Group, Inc.	90,650	5,150,733
	Aon PLC	19,620	1,738,528
	Assurant, Inc.	4,681	369,846
	Chubb Corp. (The)	15,902	1,950,380
	Cincinnati Financial Corp.	10,347	556,669
	Genworth Financial, Inc. Class A (a)	34,849	161,002
	Hartford Financial Services Group, Inc. (The)	29,064	1,330,550
	Lincoln National Corp.	17,582	834,442
	Loews Corp.	20,096	726,269
	Marsh & McLennan Cos., Inc.	37,131	1,938,981
	MetLife, Inc.	78,249	3,689,440
	Principal Financial Group, Inc.	19,204	909,117
	Progressive Corp. (The)	41,050	1,257,772
	Prudential Financial, Inc.	31,597	2,408,007
	Torchmark Corp.	8,152	459,773
	Travelers Cos., Inc. (The)	21,803	2,170,053
	Unum Group	17,282	554,407
	XL Group PLC	21,180	769,258
			32,708,664
	Internet & Catalog Retail 1.6%
	Amazon.com, Inc. (a)	26,870	13,754,484
	Expedia, Inc.	7,009	824,819
	Netflix, Inc. (a)	29,846	3,081,898
	Priceline Group, Inc. (The) (a)	3,552	4,393,327
	TripAdvisor, Inc. (a)	7,911	498,551
			22,553,079
	Internet Software & Services 3.2%
	Akamai Technologies, Inc. (a)	12,512	864,079
	eBay, Inc. (a)	78,521	1,919,053
¤	Facebook, Inc. Class A (a)	158,317	14,232,698
¤	Google, Inc.
	Class A (a)	20,309	12,964,657
	Class C (a)	20,722	12,607,679
	VeriSign, Inc. (a)	6,997	493,708
	Yahoo!, Inc. (a)	60,678	1,754,201
			44,836,075
	IT Services 3.2%
	Accenture PLC Class A	43,727	4,296,615
	Alliance Data Systems Corp. (a)	4,304	1,114,650
	Automatic Data Processing, Inc.	32,635	2,622,549
	Cognizant Technology Solutions Corp. Class A (a)	42,704	2,673,697
	Computer Sciences Corp.	9,692	594,895
	Fidelity National Information Services, Inc.	19,728	1,323,354
	Fiserv, Inc. (a)	16,435	1,423,435
	International Business Machines Corp.	63,136	9,152,826
	MasterCard, Inc. Class A	69,920	6,301,190
	Paychex, Inc.	22,522	1,072,723
	PayPal Holdings, Inc. (a)	77,700	2,411,808
	Teradata Corp. (a)	9,921	287,312
	Total System Services, Inc.	11,857	538,664
	Visa, Inc. Class A	136,714	9,523,497
	Western Union Co. (The)	35,831	657,857
	Xerox Corp.	70,387	684,866
			44,679,938
	Leisure Products 0.1%
	Hasbro, Inc.	7,876	568,175
	Mattel, Inc.	23,723	499,606
			1,067,781
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	23,218	797,074
	PerkinElmer, Inc.	7,944	365,106
	Thermo Fisher Scientific, Inc.	27,918	3,413,813
	Waters Corp. (a)	5,764	681,363
			5,257,356
	Machinery 1.0%
	Caterpillar, Inc.	42,221	2,759,565
	Cummins, Inc.	11,640	1,263,871
	Deere & Co.	21,842	1,616,308
	Dover Corp.	10,962	626,807
	Flowserve Corp.	9,344	384,412
	Illinois Tool Works, Inc.	23,083	1,899,962
	Ingersoll-Rand PLC	18,591	943,865
	Joy Global, Inc.	6,828	101,942
	PACCAR, Inc.	24,869	1,297,416
	Parker Hannifin Corp.	9,698	943,615
	Pentair PLC	12,615	643,870
	Snap-on, Inc.	4,076	615,231
	Stanley Black & Decker, Inc.	10,736	1,041,177
	Xylem, Inc.	12,716	417,721
			14,555,762
	Media 2.6%
	Cablevision Systems Corp. Class A	15,577	505,785
	CBS Corp. Class B	31,135	1,242,287
	Comcast Corp. Class A	173,925	9,902,129
	Discovery Communications, Inc. Class A (a)	10,460	272,274
	Discovery Communications, Inc. Class C (a)	18,063	438,750
	Interpublic Group of Cos., Inc. (The)	28,753	550,045
	News Corp. Class A	26,674	336,626
	News Corp. Class B	7,552	96,817
	Omnicom Group, Inc.	17,021	1,121,684
	Scripps Networks Interactive, Inc. Class A	6,600	324,654
	TEGNA, Inc.	15,867	355,262
	Time Warner Cable, Inc.	19,825	3,556,010
	Time Warner, Inc.	57,140	3,928,375
	Twenty-First Century Fox, Inc. Class A	85,539	2,307,842
	Twenty-First Century Fox, Inc. Class B	11,459	310,195
	Viacom, Inc. Class B	24,343	1,050,400
	Walt Disney Co. (The)	108,791	11,118,440
			37,417,575
	Metals & Mining 0.2%
	Alcoa, Inc.	91,765	886,450
	Freeport-McMoRan, Inc.	79,527	770,617
	Newmont Mining Corp.	37,066	595,650
	Nucor Corp.	22,391	840,782
			3,093,499
	Multi-Utilities 1.0%
	Ameren Corp.	16,999	718,548
	CenterPoint Energy, Inc.	30,144	543,798
	CMS Energy Corp.	19,383	684,608
	Consolidated Edison, Inc.	20,519	1,371,695
	Dominion Resources, Inc.	41,638	2,930,482
	DTE Energy Co.	12,574	1,010,572
	NiSource, Inc.	22,269	413,090
	PG&E Corp.	34,271	1,809,509
	Public Service Enterprise Group, Inc.	35,441	1,494,193
	SCANA Corp.	10,013	563,331
	Sempra Energy	16,501	1,595,977
	TECO Energy, Inc.	16,479	432,738
	WEC Energy Group, Inc.	22,117	1,154,950
			14,723,491
	Multiline Retail 0.6%
	Dollar General Corp.	20,644	1,495,451
	Dollar Tree, Inc. (a)	16,444	1,096,157
	Kohl's Corp.	13,863	641,996
	Macy's, Inc.	23,189	1,190,059
	Nordstrom, Inc.	9,759	699,818
	Target Corp.	44,028	3,463,243
			8,586,724
	Oil, Gas & Consumable Fuels 4.9%
	Anadarko Petroleum Corp.	35,591	2,149,341
	Apache Corp.	26,482	1,037,035
	Cabot Oil & Gas Corp.	28,991	633,743
	Chesapeake Energy Corp.	36,230	265,566
	Chevron Corp.	131,835	10,399,145
	Cimarex Energy Co.	6,618	678,213
	Columbia Pipeline Group, Inc.	22,252	406,989
	ConocoPhillips	86,416	4,144,511
	CONSOL Energy, Inc.	16,044	157,231
	Devon Energy Corp.	27,067	1,003,915
	EOG Resources, Inc.	38,475	2,800,980
	EQT Corp.	10,677	691,549
¤	Exxon Mobil Corp.	292,112	21,718,527
	Hess Corp.	16,894	845,714
	Kinder Morgan, Inc.	125,925	3,485,604
	Marathon Oil Corp.	47,444	730,638
	Marathon Petroleum Corp.	37,563	1,740,294
	Murphy Oil Corp.	11,377	275,323
	Newfield Exploration Co. (a)	11,417	375,619
	Noble Energy, Inc.	29,780	898,760
	Occidental Petroleum Corp.	53,522	3,540,480
	ONEOK, Inc.	14,654	471,859
	Phillips 66	33,546	2,577,675
	Pioneer Natural Resources Co.	10,461	1,272,476
	Range Resources Corp.	11,866	381,136
	Southwestern Energy Co. (a)	26,934	341,792
	Spectra Energy Corp.	47,036	1,235,636
	Tesoro Corp.	8,624	838,598
	Valero Energy Corp.	34,828	2,093,163
	Williams Cos., Inc. (The)	47,798	1,761,356
			68,952,868
	Paper & Forest Products 0.1%
	International Paper Co.	29,267	1,106,000

	Personal Products 0.1%
	Estee Lauder Cos., Inc. (The) Class A	15,824	1,276,680

	Pharmaceuticals 4.7%
	Allergan PLC (a)	27,578	7,495,976
	Bristol-Myers Squibb Co.	116,825	6,916,040
	Eli Lilly & Co.	68,345	5,719,793
	Endo International PLC (a)	14,590	1,010,795
¤	Johnson & Johnson	194,004	18,110,274
	Mallinckrodt PLC (a)	8,221	525,651
	Merck & Co., Inc.	197,334	9,746,326
	Mylan N.V. (a)	28,928	1,164,641
	Perrigo Co. PLC	10,248	1,611,703
	Pfizer, Inc.	432,085	13,571,790
	Zoetis, Inc.	32,160	1,324,349
			67,197,338
	Professional Services 0.2%
	Dun & Bradstreet Corp.	2,530	265,650
	Equifax, Inc.	8,284	805,039
	Nielsen Holdings PLC	25,702	1,142,968
	Robert Half International, Inc.	9,423	482,081
			2,695,738
	Real Estate Investment Trusts 2.2%
	American Tower Corp.	29,655	2,609,047
	Apartment Investment & Management Co. Class A	10,949	405,332
	AvalonBay Communities, Inc.	9,311	1,627,749
	Boston Properties, Inc.	10,759	1,273,866
	Crown Castle International Corp.	23,383	1,844,217
	Equinix, Inc.	3,990	1,090,866
	Equity Residential	25,508	1,916,161
	Essex Property Trust, Inc.	4,606	1,029,073
	General Growth Properties, Inc.	40,952	1,063,523
	HCP, Inc.	32,409	1,207,235
	Host Hotels & Resorts, Inc.	52,624	831,985
	Iron Mountain, Inc.	13,441	416,940
	Kimco Realty Corp.	28,944	707,102
	Macerich Co. (The)	9,428	724,259
	Plum Creek Timber Co., Inc.	12,242	483,681
	ProLogis, Inc.	36,720	1,428,408
	Public Storage	10,300	2,179,789
	Realty Income Corp.	16,455	779,803
	Simon Property Group, Inc.	21,677	3,982,498
	SL Green Realty Corp.	6,979	754,849
	Ventas, Inc.	23,295	1,305,918
	Vornado Realty Trust	12,414	1,122,474
	Welltower, Inc.	24,653	1,669,501
	Weyerhaeuser Co.	36,024	984,896
			31,439,172
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. Class A (a)	20,308	649,856

	Road & Rail 0.7%
	CSX Corp.	68,921	1,853,975
	J.B. Hunt Transport Services, Inc.	6,434	459,388
	Kansas City Southern	7,732	702,684
	Norfolk Southern Corp.	21,115	1,613,186
	Ryder System, Inc.	3,739	276,836
	Union Pacific Corp.	60,791	5,374,532
			10,280,601
	Semiconductors & Semiconductor Equipment 2.0%
	Altera Corp.	21,191	1,061,245
	Analog Devices, Inc.	21,976	1,239,666
	Applied Materials, Inc.	84,115	1,235,649
	Avago Technologies, Ltd.	18,203	2,275,557
	Broadcom Corp. Class A	39,164	2,014,205
	First Solar, Inc. (a)	5,302	226,661
	Intel Corp.	333,066	10,038,609
	KLA-Tencor Corp.	11,037	551,850
	Lam Research Corp.	11,083	724,052
	Linear Technology Corp.	16,797	677,759
	Microchip Technology, Inc.	14,789	637,258
	Micron Technology, Inc. (a)	75,415	1,129,717
	NVIDIA Corp.	35,874	884,294
	Qorvo, Inc. (a)	10,476	471,944
	Skyworks Solutions, Inc.	13,363	1,125,298
	Texas Instruments, Inc.	71,909	3,560,934
	Xilinx, Inc.	18,122	768,373
			28,623,071
	Software 3.3%
	Activision Blizzard, Inc.	35,242	1,088,625
	Adobe Systems, Inc. (a)	34,865	2,866,600
	Autodesk, Inc. (a)	15,848	699,531
	CA, Inc.	21,952	599,290
	Citrix Systems, Inc. (a)	11,259	780,024
	Electronic Arts, Inc. (a)	21,841	1,479,728
	Intuit, Inc.	19,428	1,724,235
¤	Microsoft Corp.	560,339	24,800,604
	Oracle Corp.	227,840	8,229,581
	Red Hat, Inc. (a)	12,855	924,017
	Salesforce.com, Inc. (a)	43,465	3,017,775
	Symantec Corp.	47,933	933,255
			47,143,265
	Specialty Retail 2.3%
	Advance Auto Parts, Inc.	5,130	972,289
	AutoNation, Inc. (a)	5,484	319,059
	AutoZone, Inc. (a)	2,163	1,565,644
	Bed Bath & Beyond, Inc. (a)	11,882	677,512
	Best Buy Co., Inc.	21,502	798,154
	CarMax, Inc. (a)	14,575	864,589
	GameStop Corp. Class A	7,477	308,127
	Gap, Inc. (The)	16,667	475,010
	Home Depot, Inc. (The)	89,964	10,389,943
	L Brands, Inc.	18,000	1,622,340
	Lowe's Cos., Inc.	64,822	4,467,532
	O'Reilly Automotive, Inc. (a)	6,964	1,741,000
	Ross Stores, Inc.	28,990	1,405,145
	Signet Jewelers, Ltd.	5,576	759,061
	Staples, Inc.	45,088	528,882
	Tiffany & Co.	7,860	606,949
	TJX Cos., Inc. (The)	47,247	3,374,381
	Tractor Supply Co.	9,515	802,305
	Urban Outfitters, Inc. (a)	6,643	195,171
			31,873,093
	Technology Hardware, Storage & Peripherals 3.8%
¤	Apple, Inc. (b)	399,533	44,068,490
	EMC Corp.	134,847	3,257,904
	Hewlett-Packard Co.	126,558	3,241,150
	NetApp, Inc.	21,024	622,310
	SanDisk Corp.	14,323	778,169
	Seagate Technology PLC	21,161	948,013
	Western Digital Corp.	16,142	1,282,320
			54,198,356
	Textiles, Apparel & Luxury Goods 0.8%
	Coach, Inc.	19,381	560,693
	Fossil Group, Inc. (a)	2,901	162,108
	Hanesbrands, Inc.	28,198	816,050
	Michael Kors Holdings, Ltd. (a)	13,551	572,394
	NIKE, Inc. Class B	47,493	5,840,214
	PVH Corp.	5,783	589,519
	Ralph Lauren Corp.	4,187	494,736
	Under Armour, Inc. Class A (a)	12,608	1,220,202
	VF Corp.	23,856	1,627,218
			11,883,134
	Thrifts & Mortgage Finance 0.0%‡
	Hudson City Bancorp, Inc.	33,760	343,339

	Tobacco 1.3%
	Altria Group, Inc.	137,367	7,472,765
	Philip Morris International, Inc.	108,536	8,610,161
	Reynolds American, Inc.	58,071	2,570,803
			18,653,729
	Trading Companies & Distributors 0.1%
	Fastenal Co.	20,329	744,245
	United Rentals, Inc. (a)	6,682	401,254
	W.W. Grainger, Inc.	4,252	914,222
			2,059,721
	Total Common Stocks (Cost $501,788,714)		1,184,661,856	(c)

		Principal Amount
	Short-Term Investments 16.1%
	U.S. Government 16.1%
	United States Treasury Bills 16.1%
	0.00%, due 12/17/15 (d)	$2,600,000	2,600,078
	0.001 - 0.007%, due 1/14/16 (d)	8,000,000	7,999,840
	0.012 - 0.028%, due 10/8/15 (d)	184,900,000	184,899,379
	0.014%, due 1/28/16 (b)(d)	500,000	499,980
	0.015 - 0.048%, due 10/29/15 (b)(d)	12,500,000	12,499,676
	0.02%, due 2/4/16 (d)	19,400,000	19,398,642
	Total Short-Term Investments (Cost $227,898,786)		227,897,595
	Total Investments (Cost $729,687,500) (e)	99.7%	1,412,559,451
	Other Assets, Less Liabilities	0.3	4,811,989
	Net Assets	100.0%	$1,417,371,440

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	As of September 30, 2015, cost is $752,685,805 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$700,981,894
Gross unrealized depreciation	(41,108,248)
Net unrealized appreciation	$659,873,646

As of September 30, 2015, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount[2]	Unrealized Appreciation (Depreciation)[3]
Standard & Poor's 500 Index Mini	2,420	December 2015	$230,952,700	$(2,486,042)
			$230,952,700	$(2,486,042)

1.	As of September 30, 2015, cash in the amount of $500,000 was on deposit with a broker for futures transactions.
2.	The combined market value of common stocks and notional amount of Standard & Poor’s 500 Index futures contracts represents 99.9% of net assets.
3.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,184,661,856	$—	$—	$1,184,661,856
Short-Term Investments
U.S. Government	—	227,897,595	—	227,897,595
Total Investments in Securities	$1,184,661,856	$227,897,595	$—	$1,412,559,451

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(2,486,042)	$—	$—	$(2,486,042)
Total Other Financial Instruments	$(2,486,042)	$—	$—	$(2,486,042)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.6% †
	Aerospace & Defense 2.2%
	Boeing Co. (The)	81,000	$10,606,950
	Honeywell International, Inc.	51,800	4,904,942
	United Technologies Corp.	9,800	872,102
			16,383,994
	Air Freight & Logistics 1.3%
	United Parcel Service, Inc. Class B	99,700	9,839,393

	Auto Components 0.8%
	Johnson Controls, Inc.	140,700	5,819,352

	Automobiles 1.1%
	Ford Motor Co.	274,500	3,724,965
	General Motors Co.	152,408	4,575,288
			8,300,253
	Banks 12.0%
¤	Bank of America Corp.	945,000	14,723,100
¤	JPMorgan Chase & Co.	397,700	24,247,769
	PNC Financial Services Group, Inc.	119,400	10,650,480
	Royal Bank Of Scotland Group PLC (a)	752,658	3,586,537
	SunTrust Banks, Inc.	152,900	5,846,896
¤	U.S. Bancorp	330,500	13,553,805
¤	Wells Fargo & Co.	304,500	15,636,075
			88,244,662
	Beverages 1.0%
	PepsiCo., Inc.	79,400	7,487,420

	Building Products 0.8%
	Masco Corp.	106,800	2,689,224
	USG Corp. (a)	121,400	3,231,668
			5,920,892
	Capital Markets 2.6%
	Bank of New York Mellon Corp. (The)	82,500	3,229,875
	Northern Trust Corp.	141,600	9,651,456
	Och-Ziff Capital Management Group LLC Class A	65,500	571,815
	State Street Corp.	86,300	5,800,223
			19,253,369
	Chemicals 1.4%
	E.I. du Pont de Nemours & Co.	154,700	7,456,540
	Potash Corporation of Saskatchewan, Inc.	120,900	2,484,495
			9,941,035
	Commercial Services & Supplies 0.4%
	Tyco International PLC	89,200	2,984,632

	Communications Equipment 3.2%
	Cisco Systems, Inc.	280,500	7,363,125
	Harris Corp.	116,600	8,529,290
	QUALCOMM, Inc.	146,800	7,887,564
			23,779,979
	Construction Materials 1.0%
	Vulcan Materials Co.	83,500	7,448,200

	Consumer Finance 1.2%
	American Express Co.	123,300	9,140,229

	Containers & Packaging 0.5%
	WestRock Co.	73,398	3,775,593

	Distributors 0.7%
	Genuine Parts Co.	61,800	5,122,602

	Diversified Telecommunication Services 3.8%
¤	AT&T, Inc.	368,600	12,008,988
	CenturyLink, Inc.	140,200	3,521,824
	Telefonica S.A.	303,347	3,670,935
	Verizon Communications, Inc.	205,175	8,927,164
			28,128,911
	Electric Utilities 5.2%
	Duke Energy Corp.	132,745	9,549,675
	Edison International	12,800	807,296
	Entergy Corp.	125,000	8,137,500
	Exelon Corp.	176,700	5,247,990
	FirstEnergy Corp.	249,300	7,805,583
	Xcel Energy, Inc.	187,700	6,646,457
			38,194,501
	Electrical Equipment 1.5%
	Eaton Corp. PLC	69,584	3,569,659
	Emerson Electric Co.	160,800	7,102,536
			10,672,195
	Electronic Equipment, Instruments & Components 0.9%
	Corning, Inc.	386,600	6,618,592

	Energy Equipment & Services 0.3%
	Diamond Offshore Drilling, Inc.	118,500	2,050,050

	Food & Staples Retailing 0.6%
	Wal-Mart Stores, Inc.	62,300	4,039,532

	Food Products 2.8%
	Archer-Daniels-Midland Co.	201,200	8,339,740
	Campbell Soup Co.	80,700	4,089,876
	Kellogg Co.	55,300	3,680,215
	McCormick & Co., Inc.	51,000	4,191,180
			20,301,011
	Health Care Equipment & Supplies 0.1%
	Becton Dickinson & Co.	6,800	902,088

	Hotels, Restaurants & Leisure 1.4%
	Carnival Corp.	124,900	6,207,530
	Las Vegas Sands Corp.	115,200	4,374,144
			10,581,674
	Household Products 0.9%
	Clorox Co. (The)	55,500	6,411,915

	Independent Power & Renewable Electricity Producers 0.3%
	AES Corp.	245,000	2,398,550

	Industrial Conglomerates 3.4%
¤	General Electric Co.	996,600	25,134,252

	Insurance 5.3%
	Chubb Corp. (The)	40,000	4,906,000
	Loews Corp.	232,400	8,398,936
	Marsh & McLennan Cos., Inc.	228,000	11,906,160
	MetLife, Inc.	184,500	8,699,175
	Sun Life Financial, Inc.	106,200	3,426,012
	Willis Group Holdings PLC	40,400	1,655,188
			38,991,471
	IT Services 1.6%
	Computer Sciences Corp.	46,500	2,854,170
	International Business Machines Corp.	46,700	6,770,099
	Western Union Co. (The)	127,900	2,348,244
			11,972,513
	Leisure Products 1.0%
	Mattel, Inc.	359,600	7,573,176

	Machinery 3.2%
	Deere & Co.	80,000	5,920,000
	Flowserve Corp.	64,200	2,641,188
	Illinois Tool Works, Inc.	119,700	9,852,507
	Joy Global, Inc.	104,300	1,557,199
	Stanley Black & Decker, Inc.	19,600	1,900,808
	Xylem, Inc.	56,000	1,839,600
			23,711,302
	Media 4.2%
	Cablevision Systems Corp. Class A	195,100	6,334,897
	Comcast Corp. Class A	87,400	4,971,312
	New York Times Co. (The) Class A	142,400	1,681,744
	News Corp. Class A	194,600	2,455,852
	Time Warner, Inc.	52,200	3,588,750
	Twenty-First Century Fox, Inc. Class A	67,500	1,821,150
	Twenty-First Century Fox, Inc. Class B	106,400	2,880,248
	Viacom, Inc. Class B	41,300	1,782,095
	Walt Disney Co. (The)	49,500	5,058,900
			30,574,948
	Metals & Mining 1.2%
	Newmont Mining Corp.	189,700	3,048,479
	Nucor Corp.	158,200	5,940,410
			8,988,889
	Multi-Utilities 1.5%
	NiSource, Inc.	347,100	6,438,705
	PG&E Corp.	90,000	4,752,000
			11,190,705
	Multiline Retail 1.6%
	Kohl's Corp.	138,000	6,390,780
	Macy's, Inc.	109,100	5,599,012
			11,989,792
	Oil, Gas & Consumable Fuels 10.6%
	Anadarko Petroleum Corp.	69,200	4,178,988
	Apache Corp.	232,500	9,104,700
	BP PLC, Sponsored ADR	95,400	2,915,424
	Canadian Natural Resources, Ltd.	232,800	4,527,960
¤	Chevron Corp.	154,900	12,218,512
	Columbia Pipeline Group, Inc.	275,200	5,033,408
	ConocoPhillips	27,400	1,314,104
	CONSOL Energy, Inc.	202,300	1,982,540
¤	Exxon Mobil Corp.	179,700	13,360,695
	Hess Corp.	170,800	8,550,248
	Occidental Petroleum Corp.	87,800	5,807,970
	Royal Dutch Shell PLC Class A, Sponsored ADR	186,400	8,833,496
			77,828,045
	Paper & Forest Products 1.1%
	International Paper Co.	213,100	8,053,049

	Personal Products 0.2%
	Avon Products, Inc.	333,000	1,082,250

	Pharmaceuticals 7.0%
	Bristol-Myers Squibb Co.	176,900	10,472,480
	GlaxoSmithKline PLC	204,875	3,923,645
¤	Johnson & Johnson	150,700	14,067,845
	Merck & Co., Inc.	212,900	10,515,131
¤	Pfizer, Inc.	405,400	12,733,614
			51,712,715
	Real Estate Investment Trusts 1.9%
	Digital Realty Trust, Inc.	71,300	4,657,316
	Rayonier, Inc.	143,200	3,160,424
	Weyerhaeuser Co.	218,700	5,979,258
			13,796,998
	Semiconductors & Semiconductor Equipment 2.6%
	Analog Devices, Inc.	105,100	5,928,691
	Applied Materials, Inc.	404,400	5,940,636
	Texas Instruments, Inc.	145,000	7,180,400
			19,049,727
	Software 1.6%
	CA, Inc.	84,900	2,317,770
	Microsoft Corp.	207,700	9,192,802
			11,510,572
	Specialty Retail 0.7%
	Staples, Inc.	453,600	5,320,728

	Technology Hardware, Storage & Peripherals 0.5%
	EMC Corp.	154,800	3,739,968

	Textiles, Apparel & Luxury Goods 0.2%
	Coach, Inc.	62,300	1,802,339

	Wireless Telecommunication Services 0.2%
	Vodafone Group PLC	526,244	1,659,419

	Total Common Stocks (Cost $706,363,028)		719,423,482

		Principal Amount
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $16,832,702 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $16,835,000 and a Market Value of $17,171,700)	$16,832,702	16,832,702
	Total Short-Term Investment (Cost $16,832,702)		16,832,702
	Total Investments (Cost $723,195,730) (b)	99.9%	736,256,184
	Other Assets, Less Liabilities	0.1	831,528
	Net Assets	100.0%	$737,087,712

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2015, cost was $723,506,558 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$94,356,987
Gross unrealized depreciation	(81,607,361)
Net unrealized appreciation	$12,749,626

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$719,423,482	$—	$—	$719,423,482
Short-Term Investment
Repurchase Agreement	—	16,832,702	—	16,832,702
Total Investments in Securities	$719,423,482	$16,832,702	$—	$736,256,184

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, certain foreign securities with a market value of $9,126,218 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in the active markets.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Unconstrained Bond Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 87.4%†
	Asset-Backed Securities 0.2%
	Home Equity 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.259%, due 10/25/36 (a)		$69,159	$65,443
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.269%, due 5/25/37 (a)		34,239	24,196
	First NLC Trust Series 2007-1, Class A1 0.269%, due 8/25/37 (a)(b)		91,081	50,020
	GSAA Home Equity Trust Series 2006-14, Class A1 0.249%, due 9/25/36 (a)		196,717	103,489
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.329%, due 4/25/37 (a)		26,013	25,092
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.299%, due 4/25/37 (a)		14,374	14,169
	JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.299%, due 3/25/47 (a)		34,857	21,483
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.249%, due 11/25/36 (a)		23,988	11,352
	Morgan Stanley ABS Capital I Trust
	Series 2006-HE6, Class A2B 0.299%, due 9/25/36 (a)		83,069	41,689
	Series 2006-HE8, Class A2B 0.299%, due 10/25/36 (a)		43,425	25,236
	Series 2007-HE4, Class A2A 0.309%, due 2/25/37 (a)		22,318	10,067
	Series 2007-NC2, Class A2FP 0.349%, due 2/25/37 (a)		85,684	51,449
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37		204,224	105,224
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.289%, due 5/25/37 (a)		104,085	63,528
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.279%, due 6/25/37 (a)		89,139	53,516
	Series 2006-EQ2, Class A2 0.309%, due 1/25/37 (a)		56,932	38,109
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.309%, due 9/25/37 (a)		589,981	275,117
				979,179
	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.649%, due 5/25/29 (a)		273,316	264,153

	Total Asset-Backed Securities (Cost $1,587,315)			1,243,332

	Convertible Bonds 1.0%
	Airlines 0.1%
	AirTran Holdings, Inc. 5.25%, due 11/1/16		250,000	675,781

	Biotechnology 0.1%
	Gilead Sciences, Inc. 1.625%, due 5/1/16		90,000	385,988

	Commercial Services 0.0%‡
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19		240,000	251,250

	Distribution & Wholesale 0.0%‡
	WESCO International, Inc. 6.00%, due 9/15/29		50,000	83,031

	Health Care - Products 0.2%
	Danaher Corp. (zero coupon), due 1/22/21		266,000	655,857
	Teleflex, Inc. 3.875%, due 8/1/17		322,000	652,855
				1,308,712
	Health Care - Services 0.0%‡
	Anthem, Inc. 2.75%, due 10/15/42		160,000	302,200

	Internet 0.1%
	Priceline Group, Inc. (The) 1.00%, due 3/15/18		305,000	430,241
	Yahoo!, Inc. (zero coupon), due 12/1/18		275,000	267,437
				697,678
	Leisure Time 0.4%
	Jarden Corp.
	1.125%, due 3/15/34		2,500,000	2,871,875
	1.875%, due 9/15/18		310,000	498,325
				3,370,200
	Oil & Gas Services 0.0%‡
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32		381,000	312,896

	Pharmaceuticals 0.1%
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26		295,000	401,569

	Real Estate Investment Trusts 0.0%‡
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)		250,000	343,906

	Software 0.0%‡
	Salesforce.com, Inc. 0.25%, due 4/1/18		190,000	233,225

	Total Convertible Bonds (Cost $6,598,697)			8,366,436

	Corporate Bonds 68.3%
	Advertising 0.5%
	Lamar Media Corp.
	5.00%, due 5/1/23		900,000	886,500
	5.375%, due 1/15/24		2,925,000	2,954,250
				3,840,750
	Aerospace & Defense 1.3%
	KLX, Inc. 5.875%, due 12/1/22 (b)		3,685,000	3,584,805
	Orbital ATK, Inc. 5.50%, due 10/1/23 (b)		2,045,000	2,050,112
	TransDigm, Inc.
	6.00%, due 7/15/22		3,450,000	3,217,125
	7.50%, due 7/15/21		300,000	312,750
	Triumph Group, Inc. 4.875%, due 4/1/21		1,975,000	1,846,625
				11,011,417
	Airlines 1.0%
	American Airlines Pass-Through Trust 4.00%, due 3/22/29		1,000,000	995,000
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		675,106	745,992
	Series 2003-ERJ1 7.875%, due 1/2/20		172,824	180,169
	Series 2004-ERJ1 9.558%, due 3/1/21		14,709	15,738
	Series 2005-ERJ1 9.798%, due 10/1/22		518,691	570,560
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20		236,724	250,928
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20		57,887	62,518
	Series 2010-2, Class B Pass Through Trust 6.75%, due 5/23/17		563,000	570,037
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		68,880	76,801
	U.S. Airways Group, Inc.
	Series 2012-1 Class A, Pass Through Trust 5.90%, due 4/1/26		1,619,905	1,789,995
	Series 2010-1 Class A, Pass Through Trust 6.25%, due 10/22/24		1,223,912	1,364,662
	United Airlines, Inc.
	Series 2014-2 Class B, Pass Through Trust 4.625%, due 3/3/24		1,750,000	1,741,250
	Series 2009-2, Class A 9.75%, due 7/15/18		72,958	79,349
				8,442,999
	Auto Manufacturers 1.7%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21		3,510,000	3,724,812
	Ford Holdings LLC 9.30%, due 3/1/30		215,000	301,373
	Ford Motor Co.
	6.625%, due 10/1/28		51,000	59,689
	7.45%, due 7/16/31		614,000	762,718
	8.90%, due 1/15/32		135,000	179,838
	9.98%, due 2/15/47		133,000	189,708
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20		1,584,000	1,898,338
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		4,000,000	3,847,544
	Navistar International Corp. 8.25%, due 11/1/21		3,215,000	2,576,019
				13,540,039
	Auto Parts & Equipment 2.2%
	Dana Holding Corp. 5.375%, due 9/15/21		3,950,000	3,890,750
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20		3,730,000	3,883,862
	MPG Holdco I, Inc. 7.375%, due 10/15/22		3,335,000	3,468,400
	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (b)		2,000,000	1,970,000
	4.75%, due 5/15/23 (b)		1,370,000	1,322,050
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		3,380,000	3,194,100
				17,729,162
	Banks 7.0%
¤	Bank of America Corp.
	1.437%, due 5/6/19 (a)	EUR	1,000,000	1,117,400
	5.125%, due 12/29/49 (a)		$2,335,000	2,279,544
	5.625%, due 7/1/20		1,390,000	1,567,746
	6.11%, due 1/29/37		1,203,000	1,383,739
	7.625%, due 6/1/19		95,000	111,808
	8.57%, due 11/15/24		455,000	599,862
	Barclays Bank PLC 5.14%, due 10/14/20		2,463,000	2,697,766
	Capital One Financial Corp. 5.55%, due 12/29/49 (a)		4,990,000	4,927,625
	CIT Group, Inc.
	3.875%, due 2/19/19		360,000	357,975
	4.25%, due 8/15/17		3,700,000	3,746,250
	Citigroup, Inc.
	3.375%, due 3/1/23		1,225,000	1,230,860
	6.30%, due 12/29/49 (a)		2,615,000	2,516,022
	Citizens Financial Group, Inc. 4.15%, due 9/28/22 (b)		1,450,000	1,485,712
	Discover Bank
	7.00%, due 4/15/20		1,055,000	1,223,140
	8.70%, due 11/18/19		420,000	501,779
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		2,813,000	2,849,667
	6.75%, due 10/1/37		2,830,000	3,375,958
	HSBC Holdings PLC 6.375%, due 12/29/49 (a)		3,115,000	2,978,719
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)		2,660,000	2,656,675
	7.90%, due 4/29/49 (a)		2,500,000	2,596,875
	Mellon Capital III 6.369%, due 9/5/66 (a)	GBP	1,400,000	2,139,028
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)		$2,000,000	2,080,136
	Morgan Stanley
	4.875%, due 11/1/22		1,931,000	2,057,339
	5.00%, due 11/24/25		1,450,000	1,541,673
	5.45%, due 7/29/49 (a)		2,600,000	2,559,726
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		1,194,000	1,203,484
	6.125%, due 12/15/22		970,000	1,049,742
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		4,100,000	4,100,000
				56,936,250
	Beverages 0.3%
	Constellation Brands, Inc. 4.25%, due 5/1/23		2,100,000	2,092,125

	Biotechnology 0.4%
	Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,588,053

	Building Materials 2.1%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		1,252,000	1,007,860
	Building Materials Corporation of America 5.375%, due 11/15/24 (b)		3,430,000	3,387,125
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,630,000	4,665,336
	Masco Corp. 7.125%, due 3/15/20		1,100,000	1,267,750
	Masonite International Corp. 5.625%, due 3/15/23 (b)		4,000,000	4,080,000
	USG Corp.
	5.50%, due 3/1/25 (b)		320,000	319,200
	5.875%, due 11/1/21 (b)		1,451,000	1,505,413
	6.30%, due 11/15/16		280,000	289,100
	9.75%, due 1/15/18		582,000	647,475
				17,169,259
	Chemicals 1.1%
	Ashland, Inc. 4.75%, due 8/15/22		3,925,000	3,674,781
	Dow Chemical Co. (The) 8.55%, due 5/15/19		596,000	720,485
	Hexion, Inc.
	6.625%, due 4/15/20		985,000	837,250
	8.875%, due 2/1/18		690,000	552,000
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20		1,500,000	1,552,628
	W.R. Grace & Co. 5.125%, due 10/1/21 (b)		1,725,000	1,703,437
				9,040,581
	Commercial Services 2.2%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (b)		389,000	375,385
	5.50%, due 4/1/23		3,445,000	3,334,863
	Hertz Corp. (The)
	6.25%, due 10/15/22		2,245,000	2,250,613
	7.375%, due 1/15/21		1,570,000	1,621,025
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (b)	GBP	1,625,000	2,452,072
	Service Corp. International 5.375%, due 1/15/22		$3,699,000	3,809,970
	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,350,000	1,307,813
	5.75%, due 11/15/24		1,000,000	957,500
	6.125%, due 6/15/23		1,489,000	1,484,347
				17,593,588
	Computers 0.4%
	NCR Corp. 5.00%, due 7/15/22		3,545,000	3,358,888

	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		1,900,000	1,995,000

	Diversified Financial Services 0.2%
	GE Capital Trust I 6.375%, due 11/15/67 (a)		475,000	509,437
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	EUR	277,000	312,615
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	GBP	185,000	289,842
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		$560,000	563,975
				1,675,869
	Electric 1.7%
	Calpine Corp. 5.75%, due 1/15/25		3,825,000	3,576,375
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (b)		1,494,000	1,699,389
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		3,160,000	3,256,033
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		1,455,000	1,595,950
	5.292%, due 6/15/22 (c)		795,000	874,724
	Puget Energy, Inc. 5.625%, due 7/15/22		585,000	657,282
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		2,689,000	2,289,011
				13,948,764
	Engineering & Construction 0.1%
	MasTec, Inc. 4.875%, due 3/15/23		1,190,000	981,750

	Entertainment 1.3%
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21		422,000	434,660
	8.875%, due 6/15/20		2,750,000	2,921,875
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		1,321,000	1,344,118
	Pinnacle Entertainment, Inc.
	7.75%, due 4/1/22		3,000,000	3,285,000
	8.75%, due 5/15/20		975,000	1,018,875
	Scientific Games International, Inc.
	7.00%, due 1/1/22 (b)		185,000	182,225
	10.00%, due 12/1/22		1,925,000	1,679,562
				10,866,315
	Finance - Auto Loans 0.5%
	Ally Financial, Inc.
	3.50%, due 1/27/19		2,750,000	2,707,897
	8.00%, due 11/1/31		1,415,000	1,639,193
				4,347,090
	Finance - Consumer Loans 1.5%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)		2,350,000	2,344,125
	Navient Corp.
	5.00%, due 10/26/20		510,000	427,533
	7.25%, due 1/25/22		625,000	546,875
	8.00%, due 3/25/20		1,348,000	1,290,710
	8.45%, due 6/15/18		250,000	257,030
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		3,515,000	3,567,725
	Springleaf Finance Corp.
	5.25%, due 12/15/19		1,140,000	1,114,350
	6.00%, due 6/1/20		1,000,000	1,003,750
	7.75%, due 10/1/21		1,390,000	1,483,825
				12,035,923
	Finance - Credit Card 0.3%
	American Express Co. 6.80%, due 9/1/66 (a)		2,267,000	2,292,504
	Discover Financial Services 3.85%, due 11/21/22		300,000	297,131
				2,589,635
	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23		552,000	553,089
	6.45%, due 6/8/27		750,000	778,106
				1,331,195
	Finance - Other Services 0.5%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,310,000	1,318,187
	6.00%, due 8/1/20		2,670,000	2,743,425
				4,061,612
	Food 1.0%
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		2,151,000	2,090,047
	Kraft Heinz Foods Co. 4.875%, due 2/15/25 (b)		2,252,000	2,403,334
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		2,705,000	2,657,663
	Smithfield Foods, Inc.
	6.625%, due 8/15/22		490,000	516,338
	7.75%, due 7/1/17		794,000	853,550
				8,520,932
	Food Services 0.3%
	Aramark Services, Inc. 5.75%, due 3/15/20		2,575,000	2,676,391

	Forest Products & Paper 0.4%
	Domtar Corp. 10.75%, due 6/1/17		201,000	228,927
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,180,000	2,825,308
	International Paper Co. 7.30%, due 11/15/39		157,000	192,146
				3,246,381
	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19		1,360,000	1,373,600
	6.50%, due 5/20/21		168,000	168,840
				1,542,440
	Hand & Machine Tools 0.1%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		750,000	765,000

	Health Care - Products 1.8%
	Alere, Inc.
	6.50%, due 6/15/20		2,868,000	2,911,020
	7.25%, due 7/1/18		1,000,000	1,040,000
	Hologic, Inc. 5.25%, due 7/15/22 (b)		3,840,000	3,878,400
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18		1,635,000	1,711,436
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		1,190,000	1,029,350
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
	4.875%, due 4/15/20 (b)		425,000	405,875
	5.75%, due 8/1/22 (b)		2,680,000	2,586,200
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,190,000	1,194,353
				14,756,634
	Health Care - Services 2.3%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		3,825,000	3,891,938
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		2,525,000	2,626,000
	HCA, Inc.
	5.00%, due 3/15/24		3,450,000	3,458,625
	5.875%, due 3/15/22		1,000,000	1,072,500
	7.50%, due 2/15/22		1,350,000	1,525,500
¤	Tenet Healthcare Corp.
	3.837%, due 6/15/20 (a)(b)		3,250,000	3,227,656
	6.00%, due 10/1/20		3,150,000	3,323,250
				19,125,469
	Home Builders 3.6%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		1,114,000	1,044,375
	7.25%, due 2/1/23		1,250,000	1,146,875
	8.125%, due 6/15/16		186,000	191,115
	D.R. Horton, Inc. 3.75%, due 3/1/19		3,350,000	3,370,937
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		1,365,000	996,450
	7.25%, due 10/15/20 (b)		2,215,000	2,098,713
	KB Home 8.00%, due 3/15/20		1,925,000	2,040,500
	Lennar Corp.
	4.50%, due 6/15/19		2,125,000	2,148,375
	4.50%, due 11/15/19		1,300,000	1,311,050
	6.95%, due 6/1/18		46,000	49,910
	MDC Holdings, Inc.
	5.50%, due 1/15/24		2,425,000	2,449,250
	5.625%, due 2/1/20		1,072,000	1,112,200
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		3,545,000	3,624,762
	Standard Pacific Corp.
	8.375%, due 5/15/18		885,000	995,625
	8.375%, due 1/15/21		1,100,000	1,292,500
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,437,150
	Tri Pointe Holdings, Inc. 4.375%, due 6/15/19		4,230,000	4,145,400
				29,455,187
	Household Products & Wares 0.3%
	Spectrum Brands, Inc.
	5.75%, due 7/15/25 (b)		1,265,000	1,290,300
	6.375%, due 11/15/20		1,028,000	1,084,540
				2,374,840
	Insurance 3.7%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		3,047,000	3,405,022
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		2,495,000	2,460,694
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		1,835,000	1,431,300
	6.15%, due 11/15/66 (a)		1,350,000	621,000
	7.20%, due 2/15/21		450,000	450,000
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (b)		102,000	118,575
	10.75%, due 6/15/88 (a)(b)		987,000	1,482,968
	Lincoln National Corp. 7.00%, due 5/17/66 (a)		6,783,000	5,718,069
	Oil Insurance, Ltd. 3.309%, due 12/29/49 (a)(b)		1,648,000	1,400,800
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (b)		1,046,000	1,559,241
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		138,000	139,380
	Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,077,203
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		1,245,000	1,284,840
	Swiss Re Capital I, L.P. 6.854%, due 12/31/49 (a)(b)		129,000	130,774
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,655,000	2,143,457
	Voya Financial, Inc.
	2.90%, due 2/15/18		495,000	505,434
	5.50%, due 7/15/22		1,110,000	1,264,264
	XLIT, Ltd.
	4.45%, due 3/31/25		2,665,000	2,666,921
	6.50%, due 10/29/49 (a)		1,516,000	1,203,704
				30,063,646
	Iron & Steel 1.1%
	AK Steel Corp.
	7.625%, due 5/15/20		800,000	417,000
	7.625%, due 10/1/21		2,860,000	1,537,250
	Allegheny Ludlum Corp. 6.95%, due 12/15/25		157,000	149,935
	ArcelorMittal
	7.00%, due 2/25/22		1,575,000	1,433,250
	7.75%, due 10/15/39		1,500,000	1,222,500
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		760,000	273,600
	5.95%, due 1/15/18		874,000	458,850
	Steel Dynamics, Inc. 5.25%, due 4/15/23		2,100,000	1,921,500
	United States Steel Corp. 7.375%, due 4/1/20		1,750,000	1,391,250
				8,805,135
	Leisure Time 0.3%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (b)		1,725,000	1,758,431
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		600,000	654,000
				2,412,431
	Lodging 1.2%
	MGM Resorts International
	6.00%, due 3/15/23		1,650,000	1,602,562
	6.75%, due 10/1/20		1,194,000	1,232,805
	8.625%, due 2/1/19		475,000	521,313
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		185,000	205,139
	7.15%, due 12/1/19		1,334,000	1,548,107
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, due 5/30/23 (b)		1,150,000	950,187
	5.375%, due 3/15/22		1,800,000	1,658,250
	5.50%, due 3/1/25 (b)		2,790,000	2,392,425
				10,110,788
	Machinery - Construction & Mining 0.3%
	Terex Corp. 6.00%, due 5/15/21		2,465,000	2,384,888

	Machinery - Diversified 0.5%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (b)		3,775,000	4,020,375

	Media 2.2%
	CCO Safari II LLC 4.464%, due 7/23/22 (b)		4,270,000	4,272,255
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		3,006,000	3,017,272
	Series B 7.625%, due 3/15/20		1,300,000	1,303,250
	Cox Communications, Inc. 6.95%, due 6/1/38 (b)		509,000	552,976
	DISH DBS Corp.
	4.25%, due 4/1/18		2,500,000	2,428,125
	6.75%, due 6/1/21		1,400,000	1,348,368
	7.125%, due 2/1/16		185,000	186,387
	iHeartCommunications, Inc.
	9.00%, due 12/15/19		1,000,000	860,000
	9.00%, due 3/1/21		3,330,000	2,798,032
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	906,293
				17,672,958
	Mining 0.4%
	Aleris International, Inc.
	7.625%, due 2/15/18		1,708,000	1,661,030
	7.875%, due 11/1/20		519,000	503,482
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,000,000	1,223,353
				3,387,865
	Miscellaneous - Manufacturing 1.2%
	Amsted Industries, Inc.
	5.00%, due 3/15/22 (b)		1,860,000	1,832,100
	5.375%, due 9/15/24 (b)		2,100,000	2,042,250
	Bombardier, Inc. 6.00%, due 10/15/22 (b)		945,000	701,662
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		2,665,000	2,145,325
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		3,720,000	2,985,300
				9,706,637
	Oil & Gas 4.1%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		6,555,000	2,490,900
	Berry Petroleum Co., LLC 6.75%, due 11/1/20		752,000	263,200
	BP Capital Markets PLC 3.20%, due 3/11/16		3,700,000	3,743,416
	California Resources Corp. 5.00%, due 1/15/20		1,320,000	848,918
	CHC Helicopter S.A. 9.25%, due 10/15/20		2,257,200	1,264,032
	Chesapeake Energy Corp.
	4.875%, due 4/15/22		2,195,000	1,432,238
	5.375%, due 6/15/21		650,000	432,250
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		1,975,000	1,886,125
	Concho Resources, Inc.
	5.50%, due 4/1/23		700,000	666,750
	6.50%, due 1/15/22		500,000	492,500
	7.00%, due 1/15/21		3,000	3,060
	Denbury Resources, Inc. 6.375%, due 8/15/21		2,035,000	1,282,050
	Eni S.p.A. 4.15%, due 10/1/20 (b)		1,280,000	1,359,739
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		505,000	434,300
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (b)		700,000	686,000
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19		725,000	199,375
	7.75%, due 2/1/21		2,140,000	492,200
	8.625%, due 4/15/20		365,000	98,550
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		3,023,000	3,091,017
	Parker Drilling Co. 6.75%, due 7/15/22		2,090,000	1,630,200
	Precision Drilling Corp.
	6.50%, due 12/15/21		483,000	410,550
	6.625%, due 11/15/20		882,000	769,545
	Sanchez Energy Corp. 6.125%, due 1/15/23		2,670,000	1,788,900
	SM Energy Co.
	5.00%, due 1/15/24		1,300,000	1,100,125
	6.125%, due 11/15/22		2,445,000	2,264,070
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		2,100,000	2,068,500
	6.375%, due 4/1/23 (b)		2,215,000	2,159,625
				33,358,135
	Oil & Gas Services 0.5%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		1,410,000	705,000
	7.75%, due 10/15/22		500,000	233,750
	CGG S.A. 6.50%, due 6/1/21		1,950,000	1,115,400
	PHI, Inc. 5.25%, due 3/15/19		2,295,000	1,973,700
				4,027,850
	Packaging & Containers 2.9%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (b)		3,945,000	3,954,863
	Ball Corp. 5.00%, due 3/15/22		3,525,000	3,533,813
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,500,000	1,470,000
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	2,150,000	2,408,415
	MeadWestvaco Corp. 7.375%, due 9/1/19		$900,000	1,056,008
	Novelis, Inc.
	8.375%, due 12/15/17		386,000	374,420
	8.75%, due 12/15/20		1,642,000	1,580,753
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		4,030,000	3,828,500
	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19		475,000	494,000
	8.50%, due 5/15/18		625,000	630,078
	9.875%, due 8/15/19		826,000	854,910
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		1,875,000	1,853,906
	5.50%, due 9/15/25 (b)		1,260,000	1,278,900
				23,318,566
	Pharmaceuticals 1.4%
	Actavis Funding SCS 3.45%, due 3/15/22		4,165,000	4,117,257
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (b)		175,000	172,813
	6.00%, due 2/1/25 (b)		3,850,000	3,739,312
	Valeant Pharmaceuticals International, Inc.
	5.50%, due 3/1/23 (b)		1,075,000	1,021,250
	6.375%, due 10/15/20 (b)		1,075,000	1,068,953
	7.50%, due 7/15/21 (b)		1,500,000	1,545,000
				11,664,585
	Pipelines 3.1%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23		490,000	453,250
	Columbia Pipeline Group, Inc. 4.50%, due 6/1/25 (b)		3,520,000	3,416,903
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23 (b)		3,070,000	2,609,500
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20		1,100,000	1,094,500
	Energy Transfer Partners, L.P. 7.60%, due 2/1/24		383,000	425,443
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		3,430,000	3,352,825
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19		463,000	541,927
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22		490,000	478,412
	5.50%, due 4/15/23		750,000	725,625
	5.75%, due 9/1/20		885,000	949,895
	5.875%, due 3/1/22		850,000	871,054
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		818,000	845,535
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19 (b)		750,000	673,125
	5.00%, due 1/15/18 (b)		1,600,000	1,524,000
	5.25%, due 5/1/23		950,000	843,125
	6.375%, due 8/1/22		861,000	823,331
	6.625%, due 10/1/20 (b)		1,350,000	1,316,250
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (b)		615,000	602,700
	5.875%, due 10/1/20		3,249,000	3,151,530
	Williams Cos., Inc. (The) 3.70%, due 1/15/23		1,350,000	1,046,884
				25,745,814
	Real Estate Investment Trusts 0.7%
	GEO Group, Inc. (The) 6.625%, due 2/15/21		3,829,000	3,982,160
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	322,020
	Iron Mountain, Inc.
	5.75%, due 8/15/24		560,000	540,400
	6.00%, due 10/1/20 (b)		202,000	203,959
	6.00%, due 8/15/23		340,000	340,000
	8.375%, due 8/15/21		277,000	284,895
				5,673,434
	Retail 1.6%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20		800,000	810,000
	7.00%, due 5/20/22		950,000	973,750
	AutoNation, Inc. 6.75%, due 4/15/18		830,000	925,057
	Dollar Tree, Inc. 5.75%, due 3/1/23 (b)		3,655,000	3,792,062
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,300,000	1,323,742
	QVC, Inc. 4.85%, due 4/1/24		2,300,000	2,228,507
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24		3,395,000	3,140,375
	5.75%, due 3/1/25		105,000	99,487
				13,292,980
	Semiconductors 1.3%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		325,000	329,875
	6.00%, due 1/15/22 (b)		2,909,000	3,039,905
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (b)		4,500,000	4,466,250
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		3,040,000	2,853,800
				10,689,830
	Software 0.3%
	First Data Corp.
	5.375%, due 8/15/23 (b)		1,300,000	1,287,000
	10.625%, due 6/15/21		779,000	853,979
				2,140,979
	Telecommunications 4.1%
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (b)		550,000	486,475
	Comcel Trust 6.875%, due 2/6/24 (b)		2,300,000	2,271,940
	CommScope Holding Co., Inc. 6.625%, due 6/1/20 (b)(d)		1,000,000	1,025,000
	CommScope, Inc.
	4.375%, due 6/15/20 (b)		1,600,000	1,588,000
	5.00%, due 6/15/21 (b)		1,563,000	1,527,832
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		225,000	241,583
	7.625%, due 6/15/21		1,398,000	1,497,607
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		2,500,000	2,431,250
	Intelsat Luxembourg S.A. 8.125%, due 6/1/23		3,006,000	1,953,900
	Sprint Capital Corp.
	6.90%, due 5/1/19		738,000	649,440
	8.75%, due 3/15/32		1,830,000	1,422,825
	Sprint Corp. 7.25%, due 9/15/21		1,000,000	818,750
	T-Mobile USA, Inc.
	6.125%, due 1/15/22		3,050,000	2,943,250
	6.542%, due 4/28/20		1,235,000	1,255,069
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		305,000	330,925
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,781,000	1,862,408
	5.462%, due 2/16/21		279,000	311,744
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (b)		2,090,000	1,964,600
¤	Verizon Communications, Inc.
	3.00%, due 11/1/21		2,635,000	2,627,764
	3.50%, due 11/1/24		2,505,000	2,462,941
	5.15%, due 9/15/23		1,722,000	1,902,276
	ViaSat, Inc. 6.875%, due 6/15/20		1,255,000	1,317,750
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		850,000	824,500
				33,717,829
	Transportation 0.7%
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		2,525,000	1,874,813
	5.875%, due 4/1/20		659,000	517,315
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		4,125,000	3,488,203
				5,880,331
	Total Corporate Bonds (Cost $590,539,593)			558,714,594

	Foreign Bonds 0.3%
	Ireland 0.2%
	UT2 Funding PLC 5.321%, due 6/30/16	EUR	1,600,000	1,808,131

	United Kingdom 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	401,000	777,584
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	222,000	247,443
				1,025,027
	Total Foreign Bonds (Cost $3,159,297)			2,833,158

	Loan Assignments 17.6% (e)
	Advertising 0.8%
¤	CBS Outdoor Americas Capital LLC Term Loan B 3.00%, due 1/31/21		$6,500,000	6,458,023

	Aerospace & Defense 0.1%
	Transdigm, Inc. Term Loan C 3.75%, due 2/28/20		436,792	432,042

	Auto Manufacturers 0.4%
	Navistar International Corp. Term Loan B 6.50%, due 8/17/17		3,000,000	2,921,250

	Auto Parts & Equipment 1.0%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		2,701,875	2,700,862
	TI Group Automotive Systems LLC 2015 Term Loan 4.50%, due 6/30/22		2,725,000	2,665,957
	Visteon Corp. Delayed Draw Term Loan B 3.50%, due 4/9/21		2,625,000	2,608,594
				7,975,413
	Building Materials 0.5%
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20		3,607,785	3,591,550
	2nd Lien Term Loan 7.00%, due 3/26/21		574,737	574,737
				4,166,287
	Chemicals 1.9%
¤	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20		6,235,497	6,186,998
	ECO Services Operations LLC Term Loan B 4.75%, due 12/4/21		992,500	985,056
¤	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17		6,458,397	6,433,371
	W.R. Grace & Co.
	USD Exit Term Loan 2.75%, due 2/3/21		1,456,516	1,444,553
	Delayed Draw Term Loan 2.75%, due 2/3/21		521,062	516,782
				15,566,760
	Commercial Services 1.7%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		2,178,082	2,150,856
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21		2,458,640	2,452,493
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21		3,499,130	3,236,696
	USAGM HoldCo LLC
	2015 Delayed Draw Term Loan 2.28%, due 7/28/22		22,455	22,160
	2015 Term Loan 4.75%, due 7/28/22		2,919,162	2,880,848
	2015 2nd Lien Term Loan 9.50%, due 7/28/23		2,933,673	2,886,001
				13,629,054
	Electrical Components & Equipment 0.4%
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20		3,019,660	2,944,169

	Entertainment 1.0%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 6/15/18		982,500	976,053
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		3,291,375	3,247,764
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20		4,086,214	3,894,162
				8,117,979
	Food Services 0.2%
	Aramark Services, Inc. USD Term Loan F 3.25%, due 2/24/21		1,825,336	1,818,947

	Hand & Machine Tools 0.2%
	Milacron LLC Term Loan B 4.50%, due 9/28/20		1,980,822	1,990,726

	Health Care - Products 0.7%
	Kinetic Concepts, Inc. USD Term Loan E1 4.50%, due 5/4/18		1,974,874	1,971,172
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		4,201,813	4,138,785
				6,109,957
	Health Care - Services 1.7%
	Amsurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21		3,950,000	3,946,710
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21		987,500	985,913
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21		6,148,396	6,065,393
	U.S. Renal Care, Inc. 2013 Term Loan 4.25%, due 7/3/19		2,992,366	2,984,885
				13,982,901
	Household Products & Wares 1.0%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/14/22		1,750,000	1,708,437
¤	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		6,461,052	6,452,976
				8,161,413
	Iron & Steel 0.7%
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21		5,927,454	5,855,216

	Lodging 1.0%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20		1,514,236	1,511,922
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20		5,701,727	5,693,015
	MGM Resorts International Term Loan B 3.50%, due 12/20/19		731,212	724,586
				7,929,523
	Machinery - Diversified 0.5%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		4,477,500	4,421,531

	Media 0.4%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/3/21		1,967,324	1,939,921
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23		1,622,704	1,597,784
				3,537,705
	Miscellaneous - Manufacturing 0.2%
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21		1,920,600	1,818,568

	Oil & Gas 0.1%
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20		3,000,000	840,000

	Packaging & Containers 0.2%
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50%, due 12/1/18		1,692,850	1,692,615

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20		1,035,056	1,018,668

	Pipelines 0.3%
	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19		2,750,000	2,651,000

	Real Estate 0.8%
¤	Realogy Corp. New Term Loan B 3.75%, due 3/5/20		6,438,391	6,425,514

	Retail 0.2%
	Dollar Tree, Inc. Term Loan B1 3.50%, due 7/6/22		1,365,000	1,364,989

	Software 0.1%
	First Data Corp. New 2018 Extended Term Loan 3.696%, due 3/24/18		1,000,000	990,781

	Telecommunications 1.4%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19		500,000	487,125
¤	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		6,600,000	6,549,127
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21		4,388,131	4,337,668
				11,373,920
	Total Loan Assignments (Cost $147,936,305)			144,194,951

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 2.513%, due 11/25/35 (f)		55,597	49,221
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.739%, due 7/25/36 (f)		38,403	37,243
	Residential Mortgages (Collateralized Mortgage Obligations) 0.0%‡
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		22,510	21,520
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.983%, due 11/25/36 (f)		35,740	31,612
	Total Mortgage-Backed Securities (Cost $132,676)			139,596
	Total Long-Term Bonds (Cost $749,953,883)			715,492,067

			Shares
	Common Stock 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.		11,933	358,229

	Total Common Stock (Cost $364,037)			358,229

	Convertible Preferred Stocks 0.2%
	Banks 0.1%
¤	Bank of America Corp. 7.25% Series L		400	430,800
	Wells Fargo & Co. 7.50% Series L		400	467,200
				898,000
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%		2,800	375,480

	Iron & Steel 0.0%‡
	ArcelorMittal 6.00%		36,000	295,920

	Total Convertible Preferred Stocks (Cost $2,064,210)			1,569,400

			Number of Warrants
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (g)		1,651	33,647
	Strike Price $10.00 Expires 7/10/19 (g)		3,655	48,319
	Total Warrants (Cost $101,309)			81,966

			Principal Amount
	Short-Term Investment 10.4%
	Repurchase Agreement 10.4%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $84,662,527 (Collateralized by a United States Treasury Note security with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $84,665,000 and a Market Value of $86,358,300)		$84,662,527	84,662,527
	Total Short-Term Investment (Cost $84,662,527)			84,662,527
	Total Investments, Before Investments Sold Short (Cost $837,145,966) (h)		98.0%	802,164,189

	Long-Term Bond (0.9%)
	Corporate Bond Sold Short (0.9%)
	Southwestern Energy Co. 4.95%, due 1/23/25		(8,400,000)	(7,507,441)
	Total Long-Term Bond Sold Short (Cost $7,767,834)			(7,507,441)
	Total Investment Sold Short (Proceeds $7,767,834)		(0.9)%	(7,507,441)
	Total Investments, Net of Investments Sold Short (Cost $829,378,132)		97.1	794,656,748
	Other Assets, Less Liabilities		2.9	23,561,508
	Net Assets		100.0%	$818,218,256

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2015.
(d)	PIK ("Payment in Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2015.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2015.
(g)	Non-income producing security.
(h)	As of September 30, 2015, cost was $837,510,987 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$7,733,349
Gross unrealized depreciation	(43,080,147)
Net unrealized depreciation	$(35,346,798)

As of September 30, 2015, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	11/24/15	JPMorgan Chase Bank	EUR 3,760,000	$4,227,556	$(22,662)

Foreign Currency Sales Contracts			Contract Amount Sold	Contract Amount Purchased

Euro vs. U.S. Dollar	11/24/15	JPMorgan Chase Bank	9,116,000	10,235,992	41,361
Pound Sterling vs. U.S. Dollar	11/24/15	JPMorgan Chase Bank	GBP 5,713,000	8,813,731	173,697
Net unrealized appreciation (depreciation) on foreign currency forward contracts					$192,396

As of September 30, 2015, the Portfolio held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(1,462)	December 2015	$(320,223,688)	$(244,853)
Euro-Bund	(154)	December 2015	(26,877,103)	(387,418)
			$(347,100,791)	$(632,271)

1.	As of September 30, 2015, cash in the amount of $1,480,022 was on deposit with brokers for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2015.

Swap Contracts

As of September 30, 2015, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$50,000,000	USD	2/6/2017	Fixed 0.767%	3-Month USD-LIBOR	$—	$(119,394)	$(119,394)
$50,000,000	USD	3/23/2017	Fixed 0.843%	3-Month USD-LIBOR	(1,242)	(163,582)	(162,340)
$50,000,000	USD	3/24/2017	Fixed 0.842%	3-Month USD-LIBOR	(934)	(162,013)	(161,079)
$100,000,000	USD	4/7/2017	Fixed 0.790%	3-Month USD-LIBOR	7,142	(238,024)	(245,166)
$50,000,000	USD	4/16/2017	Fixed 0.768%	3-Month USD-LIBOR	—	(99,256)	(99,256)
$120,000,000	USD	4/17/2017	Fixed 0.766%	3-Month USD-LIBOR	—	(234,638)	(234,638)
$120,000,000	USD	4/21/2017	Fixed 0.769%	3-Month USD-LIBOR	—	(236,516)	(236,516)
$125,000,000	USD	4/29/2017	Fixed 0.786%	3-Month USD-LIBOR	—	(275,898)	(275,898)
$120,000,000	USD	5/6/2017	Fixed 0.860%	3-Month USD-LIBOR	—	(396,190)	(396,190)
$87,000,000	USD	7/8/2017	Fixed 0.877%	3-Month USD-LIBOR	—	(272,298)	(272,298)
					$4,966	$(2,197,809)	$(2,202,775)

As of September 30, 2015, the Portfolio held the following centrally cleared credit default swap contract1:

Index	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]

Markit Itraxx Europe Crossover Series 24	12/20/2020	Buy	$5,000	(5.00)%	$(325,189)	$(320,393)	$4,796

1. As of September 30, 2015, cash in the amount of $3,403,497 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contract at the time they were opened and the value at September 30, 2015.

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,243,332	$—	$1,243,332
Convertible Bonds	—	8,366,436	—	8,366,436
Corporate Bonds	—	558,714,594	—	558,714,594
Foreign Bonds	—	2,833,158	—	2,833,158
Loan Assignments (b)	—	137,982,473	6,212,478	144,194,951
Mortgage-Backed Securities	—	139,596	—	139,596
Total Long-Term Bonds	—	709,279,589	6,212,478	715,492,067
Common Stock	358,229	—	—	358,229
Convertible Preferred Stocks	1,569,400	—	—	1,569,400
Warrants	81,966	—	—	81,966
Short-Term Investment
Repurchase Agreement	—	84,662,527	—	84,662,527
Total Investments in Securities	2,009,595	793,942,116	6,212,478	802,164,189
Other Financial Instruments
Credit Default Swap Contract (c)	—	4,796	—	4,796
Foreign Currency Forward Contracts (c)	—	215,058	—	215,058
Total Investments in Securities and Other Financial Instruments	$2,009,595	$794,161,970	$6,212,478	$802,384,043

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment in Security Sold Short (a)
Long-Term Bond Sold Short
Corporate Bond Sold Short	$—	$(7,507,441)	$—	$(7,507,441)
Total Investment in Security Sold Short	—	(7,507,441)	—	(7,507,441)
Other Financial Instruments
Foreign Currency Forward Contract (c)	—	(22,662)	—	(22,662)
Futures Contracts Short (c)	(632,271)	—	—	(632,271)
Interest Rate Swap Contracts (c)	—	(2,202,775)	—	(2,202,775)
Total Other Financial Instruments	(632,271)	(2,225,437)	—	(2,857,708)
Total Investments in Securities Sold Short and Other Financial Instruments	$(632,271)	$(9,732,878)	$—	$(10,365,149)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $985,056, $3,236,696 and $1,990,726 of Level 3 securities held in Chemicals, Commercial Services and Hand & Machine Tools, respectively, which represent Loan Assignments whose values were obtained from an independent pricing service which utilized significant unobservable inputs to determine each such value as referenced in the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, securities with a market value of $8,125,035 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant unobseravble inputs. As of December 31, 2014, the fair value obtained for these Loan Assignments, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2015
Long-Term Bonds
Loan Assignments
Auto Parts & Equipment	$3,665,953	$(897)	$(10,963)	$77,157	$-	$(3,731,250)		$-	$-	$-	$-
Chemicals	985,000	531	34	6,991	-	(7,500	)(a)	-	-	985,056	6,912
Commercial Services	2,449,148	1,336	-	(213,788)	1,000,000	-		-	-	3,236,696	(213,788)
Electrical Components & Equipment	3,665,710	-	-	-	-	-		-	(3,665,710)	-	-
Hand & Machine Tools	2,981,069	327	4,366	97,410	3,000,000	(4,092,446)		-	-	1,990,726	9,904
Iron & Steel	4,459,325	-	-	-	-	-		-	(4,459,325)	-	-
Total	$18,206,205	$1,297	$(6,563)	$(32,230)	$4,000,000	$(7,831,196)		$-	$(8,125,035)	$6,212,478	$(196,972)

(a) Sales include principal reductions.

MainStay VP U.S. Small Cap Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 96.3% †
	Aerospace & Defense 2.3%
	Curtiss-Wright Corp.	58,315	$3,640,022
	Hexcel Corp.	134,735	6,044,212
			9,684,234
	Auto Components 1.8%
	Dana Holding Corp.	207,385	3,293,274
	Visteon Corp. (a)	40,580	4,108,319
			7,401,593
	Banks 14.6%
¤	Bank of Hawaii Corp.	142,285	9,033,675
¤	BankUnited, Inc.	262,630	9,389,022
	CVB Financial Corp.	396,097	6,614,820
	First Financial Bancorp	245,425	4,682,709
	Flushing Financial Corp.	227,475	4,554,049
	Glacier Bancorp, Inc.	242,830	6,408,284
¤	Investors Bancorp, Inc.	594,237	7,332,885
	LegacyTexas Financial Group, Inc.	215,935	6,581,699
	Texas Capital Bancshares, Inc. (a)	125,170	6,561,411
			61,158,554
	Building Products 2.9%
¤	Armstrong World Industries, Inc. (a)	153,440	7,325,226
	Simpson Manufacturing Co., Inc.	146,300	4,899,587
			12,224,813
	Capital Markets 2.7%
	Diamond Hill Investment Group, Inc.	35,840	6,667,674
	Pzena Investment Management, Inc. Class A	226,110	2,012,379
	Waddell & Reed Financial, Inc. Class A	76,430	2,657,471
			11,337,524
	Chemicals 3.1%
	Chemtura Corp. (a)	140,705	4,026,977
	Flotek Industries, Inc. (a)	301,145	5,029,121
	Innophos Holdings, Inc.	94,940	3,763,422
			12,819,520
	Commercial Services & Supplies 1.4%
	Waste Connections, Inc.	117,850	5,725,153

	Communications Equipment 4.9%
	Harmonic, Inc. (a)	1,118,363	6,486,505
	NetScout Systems, Inc. (a)	171,745	6,074,621
¤	Ubiquiti Networks, Inc.	233,460	7,911,959
			20,473,085
	Construction Materials 0.4%
	United States Lime & Minerals, Inc.	33,435	1,526,308

	Containers & Packaging 1.5%
	Silgan Holdings, Inc.	118,830	6,183,913

	Diversified Consumer Services 1.0%
	Service Corp. International	162,005	4,390,336

	Diversified Financial Services 0.7%
	CBOE Holdings, Inc.	46,965	3,150,412

	Diversified Telecommunication Services 1.0%
	Lumos Networks Corp.	351,090	4,269,254

	Electric Utilities 2.2%
	Great Plains Energy, Inc.	199,630	5,394,003
	Westar Energy, Inc.	99,105	3,809,596
			9,203,599
	Electronic Equipment, Instruments & Components 3.9%
	National Instruments Corp.	147,864	4,109,141
	OSI Systems, Inc. (a)	77,610	5,972,866
	Universal Display Corp. (a)	189,885	6,437,101
			16,519,108
	Energy Equipment & Services 1.1%
	Dril-Quip, Inc. (a)	47,546	2,768,128
	Oil States International, Inc. (a)	66,700	1,742,871
			4,510,999
	Food & Staples Retailing 0.9%
	SpartanNash Co.	141,492	3,657,568

	Food Products 1.9%
¤	B&G Foods, Inc.	213,735	7,790,641

	Health Care Equipment & Supplies 4.5%
	Greatbatch, Inc. (a)	95,150	5,368,363
	Integra LifeSciences Holdings Corp. (a)	72,446	4,314,159
	Sirona Dental Systems, Inc. (a)	37,667	3,515,838
	Wright Medical Group N.V. (a)	58,930	1,201,583
	Wright Medical Group, Inc. (a)	209,790	4,409,786
			18,809,729
	Health Care Providers & Services 4.4%
	Air Methods Corp. (a)	182,690	6,227,902
	U.S. Physical Therapy, Inc.	139,919	6,280,964
	WellCare Health Plans, Inc. (a)	68,430	5,897,297
			18,406,163
	Hotels, Restaurants & Leisure 2.9%
¤	Brinker International, Inc.	184,710	9,728,676
	Monarch Casino & Resort, Inc. (a)	136,360	2,450,389
			12,179,065
	Household Durables 1.4%
	M/I Homes, Inc. (a)	247,195	5,828,858

	Internet Software & Services 1.1%
	Monster Worldwide, Inc. (a)	710,723	4,562,842

	IT Services 2.3%
	EVERTEC, Inc.	296,970	5,366,248
	Forrester Research, Inc.	130,745	4,110,623
			9,476,871
	Life Sciences Tools & Services 1.4%
	Bio-Rad Laboratories, Inc. Class A (a)	43,338	5,820,727

	Machinery 6.1%
	John Bean Technologies Corp.	176,750	6,760,688
¤	Mueller Industries, Inc.	259,118	7,664,711
	Mueller Water Products, Inc. Class A	531,805	4,073,626
	Woodward, Inc.	170,539	6,940,937
			25,439,962
	Media 1.6%
	Morningstar, Inc.	84,367	6,771,295

	Multi-Utilities 2.0%
¤	Vectren Corp.	197,230	8,285,632

	Paper & Forest Products 1.0%
	KapStone Paper and Packaging Corp.	262,945	4,341,222

	Pharmaceuticals 1.0%
	Lannett Co., Inc. (a)	103,680	4,304,794

	Real Estate Investment Trusts 3.1%
	Blackstone Mortgage Trust, Inc. Class A	192,250	5,275,340
	CubeSmart	200,400	5,452,884
	NorthStar Realty Finance Corp.	194,255	2,399,049
			13,127,273
	Road & Rail 2.0%
	Genesee & Wyoming, Inc. Class A (a)	35,100	2,073,708
	Werner Enterprises, Inc.	250,970	6,299,347
			8,373,055
	Semiconductors & Semiconductor Equipment 2.1%
	CEVA, Inc. (a)	259,937	4,827,030
	Cypress Semiconductor Corp. (a)	446,845	3,807,119
			8,634,149
	Software 1.2%
	CommVault Systems, Inc. (a)	154,030	5,230,859

	Specialty Retail 4.0%
	Big 5 Sporting Goods Corp.	145,585	1,511,172
¤	Caleres, Inc.	227,505	6,945,728
	Hibbett Sports, Inc. (a)	165,010	5,777,000
	Pier 1 Imports, Inc.	340,520	2,349,588
			16,583,488
	Textiles, Apparel & Luxury Goods 3.6%
	Iconix Brand Group, Inc. (a)	176,160	2,381,683
	Movado Group, Inc.	244,421	6,313,395
	Steven Madden, Ltd. (a)	175,720	6,434,866
			15,129,944
	Thrifts & Mortgage Finance 2.3%
	Capitol Federal Financial, Inc.	384,750	4,663,170
	TrustCo Bank Corp.	829,180	4,842,411
			9,505,581
	Total Common Stocks (Cost $386,613,212)		402,838,123

		Principal Amount
	Short-Term Investment 3.6%
	Repurchase Agreement 3.6%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $14,854,718 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $14,855,000 and a Market Value of $15,152,100)	$14,854,718	14,854,718
	Total Short-Term Investment (Cost $14,854,718)		14,854,718
	Total Investments (Cost $401,467,930) (b)	99.9%	417,692,841
	Other Assets, Less Liabilities	0.1	517,267
	Net Assets	100.0%	$418,210,108

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2015, cost was $401,842,639 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$45,812,392
Gross unrealized depreciation	(29,962,190)
Net unrealized appreciation	$15,850,202

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$402,838,123	$—	$—	$402,838,123
Short-Term Investment
Repurchase Agreement	—	14,854,718	—	14,854,718
Total Investments in Securities	$402,838,123	$14,854,718	$—	$417,692,841

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Van Eck Global Hard Assets Portfolio

Portfolio of Investments September 30, 2015 (Unaudited)

		Shares	Value
	Common Stocks 93.6% †
	Bermuda 1.1%
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	136,000	$3,791,680

	Canada 13.1%
¤	Agnico Eagle Mines, Ltd. (Metals & Mining)	536,593	13,587,544
	Agrium, Inc. (Chemicals)	85,300	7,634,350
	Eldorado Gold Corp. (Metals & Mining)	987,900	3,181,038
	First Quantum Minerals, Ltd. (Metals & Mining)	1,583,300	5,801,677
¤	Goldcorp, Inc. (Metals & Mining)	987,700	12,366,004
	New Gold, Inc. (Metals & Mining) (a)	1,006,400	2,284,528
	Osisko Gold Royalties, Ltd. (Metals & Mining)	44,820	473,557
			45,328,698
	South Africa 0.4%
	Petra Diamonds, Ltd. (Metals & Mining)	1,009,400	1,285,708

	Switzerland 2.6%
	Glencore PLC (Metals & Mining) (a)	6,507,730	9,012,699

	United Kingdom 2.1%
	Randgold Resources, Ltd., ADR (Metals & Mining)	124,900	7,380,341

	United States 74.3%
	Advanced Drainage Systems, Inc. (Building Products)	110,800	3,205,444
¤	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	214,600	12,959,694
	Baker Hughes, Inc. (Energy Equipment & Services)	155,800	8,107,832
	CF Industries Holdings, Inc. (Chemicals)	111,900	5,024,310
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	175,300	17,964,744
	Commercial Metals Co. (Metals & Mining)	348,200	4,718,110
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	167,500	16,465,250
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	551,600	5,405,680
	Cummins, Inc. (Machinery)	64,000	6,949,120
¤	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	200,300	12,939,380
¤	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	194,800	14,181,440
	Freeport-McMoRan, Inc. (Metals & Mining)	378,100	3,663,789
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	215,800	6,404,944
¤	Halliburton Co. (Energy Equipment & Services)	369,600	13,065,360
	Helmerich & Payne, Inc. (Energy Equipment & Services)	39,800	1,880,948
	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	350,800	9,710,144
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	406,600	3,834,238
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	527,300	7,508,752
	Nabors Industries, Ltd. (Energy Equipment & Services)	580,000	5,481,000
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	305,200	10,041,080
	Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels) (a)	408,900	6,162,123
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	125,500	15,265,820
¤	Schlumberger, Ltd. (Energy Equipment & Services)	223,800	15,435,486
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	220,300	2,020,151
	SemGroup Corp. Class A (Oil, Gas & Consumable Fuels)	133,600	5,776,864
	SM Energy Co. (Oil, Gas & Consumable Fuels)	235,900	7,558,236
	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment) (a)	27,000	618,840
	Steel Dynamics, Inc. (Metals & Mining)	253,600	4,356,848
	SunEdison, Inc. (Semiconductors & Semiconductor Equipment) (a)	484,700	3,480,146
	Sunrun, Inc. (Electrical Equipment) (a)	116,000	1,202,920
	Superior Energy Services, Inc. (Energy Equipment & Services)	334,000	4,218,420
	Union Pacific Corp. (Road & Rail)	47,300	4,181,793
	United States Steel Corp. (Metals & Mining)	204,700	2,132,974
	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	191,900	11,533,190
	Westmoreland Coal Co. (Oil, Gas & Consumable Fuels) (a)	36,700	517,103
	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	201,900	3,083,013
			257,055,186
	Total Common Stocks (Cost $482,740,238)		323,854,312

		Principal Amount
	Short-Term Investment 6.8%
	Repurchase Agreement 6.8%
	United States 6.8%
	Fixed Income Clearing Corp. 0.00%, dated 9/30/15 due 10/1/15 Proceeds at Maturity $23,385,126 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $23,390,000 and a Market Value of $23,857,800) (Capital Markets)	$23,385,126	23,385,126

	Total Short-Term Investment (Cost $23,385,126)		23,385,126

	Total Investments (Cost $506,125,364) (b)	100.4%	347,239,438
	Other Assets, Less Liabilities	(0.4)	(1,450,042)
	Net Assets	100.0%	$345,789,396

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2015, cost was $506,749,971 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$18,894,361
Gross unrealized depreciation	(178,404,894)
Net unrealized depreciation	$(159,510,533)

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$323,854,312	$—	$—	$323,854,312
Short-Term Investment
Repurchase Agreement	—	23,385,126	—	23,385,126
Total Investments in Securities	$323,854,312	$23,385,126	$—	$347,239,438

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2015, a foreign equity security with a market value of $25,173,481 was transferred from Level 2 to Level 1 as the price of this security was based on observable quoted prices in active markets.

As of September 30, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2015 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust adopted procedures establishing methodologies for the valuation of each Portfolio's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Portfolios (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Portfolios' third party service provider, who is subject to oversight by the Manager regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price a Portfolio would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Portfolios' own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of September 30, 2015, the aggregate value by input level of each Portfolio's assets and liabilities is included at the end of each Portfolio's respective Portfolio of Investments.

The Portfolios may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. During the period ended September 30, 2015, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of September 30, 2015, the Balanced, Emerging Markets Equity, Government, High Yield Corporate Bond, Income Builder and Mid Cap Core Portfolios held securities with values of $10,636, $845,513, $872,454, $54,711,610, $330,055 and $26,331, respectively, that were fair valued in such a manner.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolios' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of September 30, 2015, no foreign equity securities were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Cash Management Portfolio are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of September 30, 2015, the Floating Rate, High Yield Corporate Bond and Unconstrained Bond Portfolios held Level 3 securities with values of $27,251,125, $2,000,000 and $6,212,478, respectively, that were valued by utilizing significant unobservable inputs.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

High Yield Corporate Bond

Asset Class	Fair Value at 9/30/15	Valuation Technique	Unobservable Inputs	Range/ (Weighted Average)
Convertible Bonds (2)	$19,838,282	Income/Market Approach	Estimated Remaining Value	$118.6M
			Liquidity Discount	20%
			Discount Rate	6%-9%
			EBITDA Multiple	5x

Corporate Bonds (4)	28,952,410	Income/Market Approach	Discount Rate	15%
			Estimated Remaining Claims/Value	$0.10
			Offered Quotes	$27.50 - $103.75/($72.83)

Common Stocks (4)	5,920,918	Income/Market Approach	Estimated Remaining Value	$118.6M
			Liquidity Discount	20%
			Discount Rate	7%-20%
			EBITDA Multiple	4.5x-9.5x
	$54,711,610

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of September 30, 2015 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: November 25, 2015

By: /s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and Accounting Officer

Date: November 25, 2015